                                                   Registration Nos. 333-196172
                                                                      811-08561

    As filed With the Securities and Exchange Commission on April 28, 2017

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                     Pre-effective Amendment No.      [  ]

                    Post-Effective Amendment No.     [ 3 ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                             Amendment No. [ 180 ]

         AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 871-2000
              (Depositor's Telephone Number, including Area Code)

                              Manda Ghaferi, Esq.
                    American General Life Insurance Company
                              21650 Oxnard Street
                       Woodland Hills, California 91367
     (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

    [_]  immediately upon filing pursuant to paragraph (b)

    [X]  on May 1, 2017 pursuant to paragraph (b)

    [_]  60 days after filing pursuant to paragraph (a)(1)

    [_]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

    [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AG PLATINUM CHOICE VUL

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies") issued by American General Life Insurance Company ("AGL") through its Separate Account VL-R

                           This Prospectus is dated
                                  May 1, 2017

This prospectus describes all material rights and features of the AG Platinum Choice VUL flexible premium variable universal life insurance Policies issued by AGL. AG Platinum Choice VUL Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. During the lifetime of the insured person you may designate or change the beneficiary to whom AG Platinum Choice VUL pays the death benefit upon the insured person's death. The Policy owner and the insured person can be the same person. Our use of "you" generally means the owner and insured person are the same person. You choose one of two death benefit Options. We guarantee a death benefit if the monthly guarantee premium is paid and your Policy has not lapsed.

The Index of Special Words and Phrases on page 84 will refer you to pages that contain more about many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus. Please check the Index of Special Words and Phrases to locate the page in this prospectus that will help to explain each underlined and bolded word or phrase listed in the Index.

This prospectus generally describes the variable portions of the Policy, as well as the fixed account. Please read this prospectus carefully and keep it for future reference.

The AGL declared fixed interest account ("Fixed Account") is the fixed investment option for these Policies. You can also use AGL's Separate
Account VL-R ("Separate Account") to invest in the AG Platinum Choice VUL variable investment options. Currently, the AG Platinum Choice VUL variable investment options each purchase shares of a corresponding Fund of the trusts below:

..  AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   ("Invesco V.I.")
..  The Alger Portfolios ("Alger")
.. American Century(R) Variable Portfolios, Inc. ("American Century(R) VP") .. American Funds Insurance Series(R) ("American Funds IS")
..  Anchor Series Trust ("Anchor ST")
..  Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
..  Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
   VIP")
..  Janus Aspen Series ("Janus Aspen")
..  JPMorgan Insurance Trust ("JPMorgan IT")
..  MFS(R) Variable Insurance Trust ("MFS(R) VIT")
..  Neuberger Berman Advisers Management Trust
..  ("Neuberger Berman AMT")
..  Oppenheimer Variable Account Funds ("Oppenheimer")
..  PIMCO Variable Insurance Trust ("PIMCO")
..  Seasons Series Trust ("Seasons ST")
..  SunAmerica Series Trust ("SunAmerica ST")
..  VALIC Company I ("VALIC Co. I")
..  VALIC Company II ("VALIC Co. II")

See "Variable Investment Options" on page 23 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

There is no guaranteed cash surrender value for amounts allocated to the variable investment options.

During the first 5 Policy years, if the accumulation value reduced by any loan balance is insufficient to cover the charges due under the Policy, the Policy may terminate without value.

After the first 5 Policy years, if the cash surrender value (the accumulation value less Policy loans, unpaid loan interest and any surrender charge that then applies) is insufficient to cover the charges due under the Policy, the Policy may terminate without value.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance. We offer several different insurance policies to meet the diverse needs of our customers. Our policies provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your insurance representative to determine the best product to meet your needs, you should consider among other things, whether the features of this Policy and the related fees provide the most appropriate package to help you meet your life insurance needs. You should consult with your insurance representative or financial advisor.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable universal life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different. Please read the prospectus carefully for more detailed information regarding features and benefits of the Policy, as well as the risks of investing.

                               TABLE OF CONTENTS

SUMMARY OF POLICY BENEFITS..............................................................  6
   Death Benefit........................................................................  6
   Full Surrenders, Partial Surrenders, Transfers, and Policy Loans.....................  6
   Premiums.............................................................................  7
   The Policy...........................................................................  8
   Optional Benefits....................................................................  8
SUMMARY OF POLICY RISKS.................................................................  9
   Investment Risk......................................................................  9
   Risk of Lapse........................................................................  9
   Tax Risks............................................................................  9
   Partial Surrender and Full Surrender Risks...........................................  9
   Policy Loan Risks.................................................................... 10
PORTFOLIO RISKS......................................................................... 10
TABLES OF FEES AND CHARGES.............................................................. 11
GENERAL INFORMATION..................................................................... 19
   American General Life Insurance Company.............................................. 19
   Separate Account VL-R................................................................ 20
   Statement of Additional Information.................................................. 20
   Communication with AGL............................................................... 20
       Administrative Center............................................................ 20
       eDelivery, eService, telephone transactions and written transactions............. 20
          eDelivery..................................................................... 20
          eService...................................................................... 21
          eService transactions, telephone transactions and written transactions........ 21
       One-time premium payments using eService......................................... 22
       Telephone transactions........................................................... 22
       General.......................................................................... 22
   Illustrations........................................................................ 23
VARIABLE INVESTMENT OPTIONS............................................................. 23
   Payments We Make..................................................................... 26
       Commissions...................................................................... 26
       Additional cash compensation..................................................... 26
       Non-cash compensation............................................................ 27
   Payments We Receive.................................................................. 27
       Rule 12b-1 or service fees....................................................... 27
       Administrative, marketing and support service fees............................... 27
       Other payments................................................................... 27
   Voting Privileges.................................................................... 28
FIXED ACCOUNT........................................................................... 28
POLICY FEATURES......................................................................... 29
   Age.................................................................................. 29
   Effective Date of Policy and Related Transactions.................................... 29
       Valuation dates, times, and periods.............................................. 29
       Fund pricing..................................................................... 29
       Date of receipt.................................................................. 30
       Commencement of insurance coverage............................................... 30
       Date of issue; Policy months and years........................................... 30
       Monthly deduction days........................................................... 30
       Commencement of investment performance........................................... 30
       Effective date of other premium payments and requests that you make.............. 30
   Death Benefits....................................................................... 31
       Your specified amount of insurance............................................... 31
       Your death benefit............................................................... 31
       Required minimum death benefit................................................... 32
   Premium Payments..................................................................... 33
       Premium payments................................................................. 33
       Premium payments and transaction requests in good order.......................... 34
       Limits on premium payments....................................................... 34
       Checks........................................................................... 34

       Planned periodic premiums................................................... 34
       Guaranteed death benefits................................................... 35
       Free look period............................................................ 35
   Changing Your Investment Option Allocations..................................... 35
       Future premium payments..................................................... 35
       Transfers of existing accumulation value.................................... 35
       Dollar cost averaging....................................................... 36
       Automatic rebalancing....................................................... 37
       Market timing............................................................... 37
       Restrictions initiated by the Funds and information sharing obligations..... 38
   Changing the Specified Amount of Insurance...................................... 38
       Increase in coverage........................................................ 38
       Decrease in coverage........................................................ 39
   Changing Death Benefit Options.................................................. 39
       Change of death benefit Option.............................................. 39
       Effect of changes in insurance coverage on guarantee period benefit......... 40
       Tax consequences of changes in insurance coverage........................... 40
   Account Value Enhancement....................................................... 40
   Reports to Policy Owners........................................................ 41
ADDITIONAL OPTIONAL BENEFIT RIDERS................................................. 41
   Riders.......................................................................... 41
       Accidental Death Benefit Rider.............................................. 41
       Children's Term Life Insurance Rider........................................ 41
       Spouse Term Rider........................................................... 41
       Terminal Illness Rider...................................................... 41
       Waiver of Monthly Deduction Rider........................................... 42
       Waiver of Specified Premium Rider........................................... 43
       Enhanced Surrender Value Rider.............................................. 43
       Death Benefit Installment Rider............................................. 44
       Overloan Protection Rider................................................... 44
       20-Year Benefit Rider....................................................... 46
       Lapse Protection Benefit Rider.............................................. 47
       Accelerated Access Solution................................................. 57
   Tax Consequences of Additional Rider Benefits................................... 63
POLICY TRANSACTIONS................................................................ 63
   Withdrawing Policy Investments.................................................. 63
       Full surrender.............................................................. 63
       Partial surrender........................................................... 63
       Option to convert to paid-up endowment insurance............................ 63
       Policy loans................................................................ 64
       Preferred loan interest rate................................................ 64
       Maturity of your Policy..................................................... 65
       Option to extend coverage................................................... 65
       Tax considerations.......................................................... 65
POLICY PAYMENTS.................................................................... 66
   Payment Options................................................................. 66
       Change of payment Option.................................................... 66
       Tax impact.................................................................. 66
   The Beneficiary................................................................. 67
   Assignment of a Policy.......................................................... 67
   Payment of Proceeds............................................................. 67
       General..................................................................... 67
       Delay of Fixed Account proceeds............................................. 67
       Delay for check clearance................................................... 67
       Delay of Separate Account VL-R proceeds..................................... 67
       Delay to challenge coverage................................................. 68
       Delay required under applicable law......................................... 68
ADDITIONAL RIGHTS THAT WE HAVE..................................................... 68
VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS..................... 69
       Underwriting and premium classes............................................ 69
       Policies purchased through "internal rollovers"............................. 69
       State law requirements...................................................... 69

       Expenses or risks........................................................................... 69
CHARGES UNDER THE POLICY........................................................................... 70
       Statutory premium tax charge................................................................ 70
       Tax charge back............................................................................. 70
       Premium expense charge...................................................................... 70
       Daily charge (mortality and expense risk fee)............................................... 70
       Fees and expenses and money market investment option........................................ 70
       Monthly administration fee (flat monthly charge)............................................ 70
       Monthly charge per $1,000 of specified amount............................................... 70
       Monthly insurance charge.................................................................... 71
       Monthly charges for additional benefit riders............................................... 71
       Surrender charge............................................................................ 72
       Partial surrender processing fee............................................................ 72
       Transfer fee................................................................................ 73
       Illustrations............................................................................... 73
       Policy loans................................................................................ 73
       Charge for taxes............................................................................ 73
       Allocation of charges....................................................................... 73
   More About Policy Charges....................................................................... 73
       Purpose of our charges...................................................................... 73
       General..................................................................................... 74
ACCUMULATION VALUE................................................................................. 74
       Your accumulation value..................................................................... 74
       Your investment options..................................................................... 74
POLICY LAPSE AND REINSTATEMENT..................................................................... 74
FEDERAL TAX CONSIDERATIONS......................................................................... 75
   Tax Effects..................................................................................... 75
       General..................................................................................... 76
       Testing for modified endowment contract status.............................................. 76
       Other effects of Policy changes............................................................. 77
       Policy changes and extending coverage....................................................... 77
       Rider benefits.............................................................................. 77
       Tax treatment of minimum withdrawal benefit rider payments.................................. 77
       Taxation of pre-death distributions if your Policy is not a modified endowment contract..... 77
       Taxation of pre-death distributions if your Policy is a modified endowment contract......... 78
       Policy lapses and reinstatements............................................................ 78
       Diversification and investor control........................................................ 79
       Estate and generation skipping taxes........................................................ 79
       Life insurance in split dollar arrangements................................................. 79
       Pension and profit-sharing plans............................................................ 80
       Other employee benefit programs............................................................. 80
       ERISA....................................................................................... 80
       Our taxes................................................................................... 80
       When we withhold income taxes............................................................... 81
       Other withholding tax....................................................................... 81
       Tax changes................................................................................. 81
       Foreign Account Tax Compliance ("FATCA").................................................... 81
BUSINESS DISRUPTION AND CYBER SECURITY RISKS....................................................... 82
LEGAL PROCEEDINGS.................................................................................. 82
FINANCIAL STATEMENTS............................................................................... 82
       Rule 12h-7 disclosure....................................................................... 83
REGISTRATION STATEMENTS............................................................................ 83
INDEX OF SPECIAL WORDS AND PHRASES................................................................. 84

                                        CONTACT INFORMATION

Addresses and telephone numbers: Here is how you can contact us about the AG Platinum Choice VUL
Policies.

           ADMINISTRATIVE CENTER:                  HOME OFFICE:            PREMIUM PAYMENTS:

(Express Delivery)        (U.S. Mail)          2727-A Allen Parkway (Express Delivery)
VUL Administration, MC425 VUL Administration   Houston, Texas 77019 American General Life Insurance
2 American General Center P. O. Box 305600     1-713-831-3443       Company
Nashville, Tennessee      Nashville, Tennessee 1-800-340-2765       Payment Processing Center
37250-0001                37230-5600                                8430 West Bryn Mawr Avenue
1-713-831-3443,                                                     3/rd/ Floor Lockbox 0993
1-800-340-2765                                                      Chicago, IL 60631
(Hearing Impaired)                                                  (U.S. Mail)
1-888-436-5256                                                      American General Life Insurance
Fax: 1-713-620-6653                                                 Company
(Except premium payments)                                           Payment Processing Center
                                                                    P.O. Box 0993
                                                                    Carol Stream, IL 60132-0993

                          SUMMARY OF POLICY BENEFITS

   This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

   During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested,
(3) choose when and how much you invest, (4) choose whether your accumulation value upon the insured person's death will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy. At the time of purchase, you can decide whether your Policy will be subject to certain tax rules that maximize the cash value or rules that maximize the insurance coverage. Your "cash value" is the amount of your Policy's accumulation value less the surrender charge, if any.

   You may currently allocate your accumulation value among a maximum of 46 variable investment options available under the Policy, each of which invests in an underlying fund (each available portfolio is referred to in this prospectus as a "Fund," and collectively, the "Funds"), and the Fixed Account, which credits a specified rate of interest.

   Your accumulation value will vary based on the investment performance of the variable investment options you choose and interest credited to the Fixed Account.

Death Benefit

.. Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged) to the beneficiary when the insured person dies. In your application to buy an AG Platinum Choice VUL Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. We will increase the death benefit by any additional death benefit under the riders you elected, if any. We also provide a guarantee of a death benefit, contingent upon payment of the required premiums, equal to the specified amount (less any indebtedness) and any benefit riders for a specified period. This guarantee terminates if your Policy has lapsed.

..  Death Benefit Option 1 and Option 2:

   You can choose death benefit Option 1 or Option 2 at the time of your application or at any later time before the Policy's maturity date. You must choose one of the two Options when you apply for your Policy.

   . Death Benefit Option 1 is the specified amount on the date of the insured person's death.

   . Death Benefit Option 2 is the sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

   Federal tax law may require us to increase the death benefit under either of the above death benefit Options. See "Required minimum death benefit" on page 32.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

.. Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest and less any surrender charge that then applies. We call this amount your "cash surrender value." You cannot reinstate a surrendered Policy. A full surrender MAY HAVE ADVERSE TAX CONSEQUENCES.

.. Partial Surrenders: You may, at any time after the first Policy year and before the Policy's maturity date, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We do not allow partial surrenders that would reduce the death benefit below $100,000. A partial surrender is also subject to any surrender charge that then applies and to the partial surrender processing fee. A PARTIAL SURRENDER MAY HAVE ADVERSE TAX CONSEQUENCES.

.. Transfers: Within certain limits, you may make transfers among the variable investment options and the Fixed Account. You may make up to twelve transfers of accumulation value among the variable investment options in each Policy year without charge. We will assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are limits on transfers from the Fixed Account. You may transfer only during the 60 days following each Policy anniversary. The amount is limited to the greater of 25% of the Fixed Account's unloaned accumulation value or the amount you transferred from the Fixed Account during the prior Policy year. Transfers to or from the Fixed Account, and transfers under the automatic rebalancing and dollar cost averaging strategies offered by the Policy do not count toward the annual 12 free transfers.

.. Policy Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is equal to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day, less loan interest that will be payable on your loan to your next Policy anniversary. The minimum loan you may take is $500. We charge you interest on your loan at an annual effective rate of 4.75%, which is equal to 4.53% payable in advance. We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as loan collateral. We credit interest monthly on the collateral; we guarantee an annual effective interest rate of 4.00%. After the tenth Policy year you may take preferred loans from your Policy, limited each Policy year to no more than 10% of your Policy's accumulation value. We charge you interest on your preferred loan at an annual effective rate of 4.25%, which is equal to 3.84% payable in advance. You may increase your risk of lapse if you take a loan. LOANS MAY HAVE ADVERSE TAX CONSEQUENCES.

Premiums

.. Flexibility of Premiums: After you pay the initial premium, you can pay premiums at any time (prior to the Policy's maturity) and in any amount less than the maximum amount allowed under tax laws. You can select a premium payment plan to pay "planned periodic premiums" monthly, quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. After payment of your initial premium, in the first 5 Policy years, you need only invest enough to ensure your Policy's accumulation value reduced by any outstanding loan stay above zero; after the first
   5 Policy years, cash surrender value stays above zero; or that either of the "guarantee period benefit" riders (described under "Guaranteed death benefits" on page 35) remains in effect. You may also choose to have premiums automatically deducted from your bank account or other source under our automatic payment plan. Under certain circumstances we describe later in this prospectus, we may limit the amount of a premium payment or reject a premium payment.

.. Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund. We will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. The free look period generally expires 10 days after you receive the Policy. Some states require a longer free look period.

The Policy

.. Ownership Rights: While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

.. Separate Account: You may direct the money in your Policy to any of the available variable investment options of the Separate Account. Each variable investment option invests exclusively in one of the Funds listed in this prospectus. The value of your investment in a variable investment option depends on the investment results of the related Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

.. Fixed Account: You may allocate amounts to the Fixed Account where it earns interest at no lower than the guaranteed minimum annual effective rate of 2%. We may declare higher rates of interest, but are not obligated to do so.

.. Accumulation Value: Your accumulation value is the sum of your amounts in the variable investment options and the Fixed Account. Accumulation value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

.. Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum.

.. Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance policy is excludable from the gross income of the beneficiary, but the death benefit may be subject to federal estate taxes if the insured has incidents of ownership in the policy. In addition, under a qualifying life insurance policy, cash value builds up on a tax deferred basis and transfers of cash value among the available investment options under the policy may be made income tax free. Under a qualifying life insurance policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15/th/ Policy year generally will be treated first as a return of basis or investment in the Policy and then as taxable income. Moreover, loans will generally not be treated as distributions. Neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Optional Benefits

   We offer optional benefits, or "riders", that provide supplemental benefits under the Policy, such as the Accidental Death Benefit Rider, which provides an additional death benefit payable if the insured person dies from bodily injury that results from an accident. For most of the riders that you choose, a charge, which is shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidance and rules that pertain to the Internal Revenue Code's definition of life insurance as in effect from time to time. Not all riders are available in all states.

                            SUMMARY OF POLICY RISKS

Investment Risk

   If you invest your accumulation value in one or more variable investment options, then you will be subject to the risk that investment performance will be unfavorable. You will also be subject to the risk that the accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. We do not guarantee a minimum accumulation value.

   If you allocate net premiums to the Fixed Account, then we credit your accumulation value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 2%.

Risk of Lapse

   If, during the first 5 Policy years, your accumulation value reduced by any outstanding loan is not enough to pay the charges deducted against your accumulation value each month, your Policy may enter a 61-day grace period. After the first 5 Policy years, if your cash surrender value is not enough to pay the charges deducted against your accumulation value each month, your Policy may enter a 61-day grace period. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the accumulation value reduced by any outstanding loan or cash surrender value, as applicable. While the 20-year benefit rider or the lapse protection benefit rider is applicable to your Policy, if you meet the monthly guarantee premium requirement your Policy will not lapse and we will provide a death benefit depending on the death benefit option you chose.

Tax Risks

   We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax advisor about these consequences.

   Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

   See "Federal Tax Considerations" on page 75. You should consult a qualified tax advisor for assistance in all Policy-related tax matters.

Partial Surrender and Full Surrender Risks

   The Policy is not designed to be a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. The surrender charge is significant enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your accumulation value may not cover required charges and your Policy would lapse.

   The surrender charge under the Policy applies for a maximum of the first 9 Policy years (and for a maximum of the first 9 Policy years after any requested increase in the Policy's specified amount) in the event you surrender the Policy or decrease the specified amount. Any outstanding loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy years. You should not purchase the Policy if you intend to surrender all or part of the accumulation value shortly after purchase. We designed the Policy to help meet long-term financial goals.

Policy Loan Risks

   A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued interest from the variable investment options and/or Fixed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account.

   We reduce the amount we pay on the insured person's death by the amount of any Policy loan and any accrued interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the cash surrender value to zero.

   If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                PORTFOLIO RISKS

   A discussion of the risks of each Fund may be found in its corresponding Fund prospectus. You may request a copy of any or all of the Fund prospectuses by contacting us or your AGL insurance representative.

                          TABLES OF FEES AND CHARGES

   The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. Fees and charges that appear in these Tables are current effective May 1, 2017. Any revised current fee or charge applies to Policies for which application was made and submitted May 1, 2017 or later. Each fee and charge in the Tables identified as a "representative charge" is likely to differ from the actual fees and charges that you are assessed.

   The first tables describe the fees and charges that you will pay at the time that you buy the Policy, surrender the Policy, or transfer accumulation value between investment options.

                               Transaction Fees

Charge             When Charge is     Maximum Guaranteed   Current Charge
                   Deducted           Charge

Statutory Premium  Upon receipt of    3.5%/1/ of each      3.5%/1/ of each
Tax Charge         each premium       premium payment/2/   premium payment/2/
                   payment

Premium Expense    Upon receipt of    10% of the premium   9.0% of the premium
Charge             each premium       payment remaining    payment remaining
                   payment            after deduction of   after deduction of
                                      the premium tax      the premium tax
                                      charge               charge/3/

Partial Surrender  Upon a partial     The lesser of $25    $10
Processing Fee     surrender of your  or 2.0% of the
                   Policy             amount of the
                                      partial surrender

Transfer Fee       Upon a transfer    $25 for each         $25 for each
                   of accumulation    transfer/4/          transfer/4/
                   value

Policy Owner       Upon each request  $50                  $0
Additional         for a Policy
Illustration       illustration
Charge             after the first
                   in a Policy year

--------

   /1/ Statutory premium tax rates will vary depending on which state in which the Policy owner resides. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes, which will increase the tax rate.

   /2/ Instead of a premium tax charge, we assess a tax charge back of 1.78% of each premium payment for Policy owners residing in Oregon. See "Tax charge back" on page 70.

   /3/ After the 5/th/ Policy year, the current premium expense charge will be as follows:
                 Policy years 6-10...........rate of 5%
                 Policy years 11+...........rate of 2%
       These reductions do not apply to the guaranteed charge. The guaranteed maximum charge is 10% regardless of Policy year.

   /4/ The first 12 transfers in a Policy year are free of charge.

                              Transaction Fees

Charge               When Charge is     Maximum Guaranteed  Current Charge
                     Deducted           Charge

Surrender Charge/1/

  Maximum Charge/2/  Upon a partial     $45 per $1,000 of   $45 per $1,000 of
                     surrender or a     specified amount    specified amount
                     full surrender of
                     your Policy

  Minimum Charge/3/  Upon a partial     $2 per $1,000 of    $2 per $1,000 of
                     surrender or a     specified amount    specified amount
                     full surrender of
                     your Policy

  Representative     Upon a partial     $19 per $1,000 of   $19 per $1,000 of
  Charge for the     surrender or a     specified amount    specified amount
  first Policy       full surrender of
  year - for a 38    your Policy
  year old male,
  with a specified
  amount of
  $360,000

--------

   /1/ The Policies have a Surrender Charge that applies for a maximum of the first 9 Policy years and for a maximum of the first 9 Policy years following an increase in the Policy's specified amount. The Surrender Charge will vary based on the insured person's sex, age, premium class, Policy year and specified amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Pages 31 and 32 of your Policy will indicate the maximum guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus.

   /2/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's first Policy year. The Maximum Charge is for a male who uses tobacco products, age 60 at the Policy's date of issue, with a specified amount of $360,000.

   /3/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's 9/th/ Policy year. The Minimum Charge is for a female, age 1 at the Policy's date of issue, with a specified amount of $360,000.

   The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

                               Periodic Charges
                     (other than Fund fees and expenses)

Charge                When Charge is      Maximum Guaranteed  Current Charge
                      Deducted            Charge

Flat Monthly Charge   Monthly, at the     $10                 $10
                      beginning of each
                      Policy month

Cost of Insurance
Charge/1/

  Maximum Charge/2/   Monthly, at the     $83.33 per $1,000   $33.33 per $1,000
                      beginning of each   of net amount at    of net amount at
                      Policy month        risk/3/             risk

  Minimum Charge/4/   Monthly, at the     $0.02 per $1,000    $0.01 per $1,000
                      beginning of each   of net amount at    of net amount at
                      Policy month        risk                risk

  Representative      Monthly, at the     $0.11 per $1,000    $0.04 per $1,000
  Charge for the      beginning of each   of net amount at    of net amount at
  first Policy        Policy month        risk                risk
  year - for a
  38 year old
  male, preferred
  non-tobacco,
  with a specified
  amount of
  $360,000

--------

   /1/ The Cost of Insurance Charge will vary based on the insured person's sex, age, premium class, Policy year and specified amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 28 of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus. Also see "Illustrations" on page 23 of this prospectus.

   /2/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during following the policy anniversary nearest the insured person's 112/th/ birthday. The Maximum Charge for the maximum current charge occurs during the years following the policy anniversary nearest the insured person's 101/st/ birthday. The policy anniversary nearest the insured person's 121/st/ birthday is the Policy's maximum maturity date. The Maximum Charge is for a male, standard tobacco, age 75 at the Policy's date of issue, with a specified amount of $100,000.

   /3/ The net amount at risk varies by the death benefit option selected. For a level death benefit, the net amount at risk is the difference between the specified amount and the accumulation value, not to be less than the minimum imposed by Section 7702 of the Internal Revenue Code. For an increasing death benefit, the net amount at risk is equal to the specified amount. (See "Federal Tax Considerations" on page 75.)

   /4/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The Minimum Charge is for a female, juvenile, age 6 at the Policy's date of issue, with a specified amount of $1,000,000.

                               Periodic Charges
                     (other than Fund fees and expenses)

Charge                When Charge is      Maximum Guaranteed  Current Charge
                      Deducted            Charge

Monthly Charge per
$1,000 of
specified amount/1/

  Maximum Charge/2/   Monthly, at the     $1.27 per $1,000    $1.27 per $1,000
                      beginning of each   of specified amount of specified amount
                      Policy month./3/

  Minimum Charge/4/   Monthly, at the     $0.07 per $1,000    $0.07 per $1,000
                      beginning of each   of specified amount of specified amount
                      Policy month./3/

  Representative      Monthly, at the     $0.27 per $1,000    $0.27 per $1,000
  Charge - for a      beginning of each   of specified amount of specified amount
  38 year old male    Policy month./3/
  with a specified
  amount of
  $360,000

Daily Charge          Daily               annual effective    annual effective
(mortality and                            rate of 0.70% of    rate of 0.25% of
expense risk fee)                         accumulation value  accumulation value
                                          invested in the     invested in the
                                          variable            variable
                                          investment          investment options
                                          options/5/

Policy Loan           Annually, at the    Accrues daily at    Accrues daily at
Interest Charge       end of the Policy   annual effective    annual effective
                      year                rate of 4.75% of    rate of 4.75% of
                                          the loan balance    the loan balance

--------

   /1/ The Monthly Charge per $1,000 of specified amount will vary based on the amount of specified amount and the insured person's sex, age and premium class. The Monthly Charge per $1,000 of specified amount shown in the table may not be typical of the charges you will pay. Page 3A of your Policy will indicate the initial Monthly Charge per $1,000 of specified amount applicable to your Policy. Your Policy refers to this charge as the "Monthly Expense Charge for the First Five Years." More detailed information covering your Monthly Charge per $1,000 of specified amount is available on request from our Administrative Center, shown under "Contact Information" on page 5 of this prospectus, or your AGL representative. There is no additional charge for any illustrations which may show various amounts of coverage.

   /2/ The maximum charge is for a 75 year old male, standard tobacco, with a specified amount of $360,000.

   /3/ The charge is assessed during the first 5 Policy years and during the first 5 Policy years following an increase in specified amount. The charge assessed during the 5 Policy years following an increase in specified amount is only upon the amount of the increase in specified amount.

   /4/ The minimum charge is for an 18 year old female, preferred plus, with a specified amount of $360,000.

   /5/ After the 10/th/ Policy year, the guaranteed maximum daily charge will be as follows:

          Policy years 11-20...........annual effective rate of 0.35%
          Policy years 21+...........annual effective rate of 0.15%

   The next tables describe the fees and expenses that you will pay on a transaction basis or periodically if you elect an optional benefit rider during the time that you own the Policy.

                               Transaction Fees
                        (optional benefit riders only)

  Charge              When Charge is     Maximum            Current Charge
                      Deducted           Guaranteed Charge

  Overloan
  Protection Rider

    One-Time Charge   At time rider is   5.0% of Policy's   3.5% of Policy's
                      exercised          accumulation       accumulation
                                         value at time      value at time
                                         rider is exercised rider is exercised

                               Periodic Charges
                        (optional benefit riders only)

Optional Benefit      When Charge is      Maximum Guaranteed  Current Charge
Rider                 Deducted            Charge

Accidental Death
Benefit Rider/1, 7/

  Maximum Charge/2/   Monthly, at the     $0.15 per $1,000    $0.15 per $1,000
                      beginning of each   of rider coverage   of rider coverage
                      Policy month

  Minimum Charge/3/   Monthly, at the     $0.07 per $1,000    $0.07 per $1,000
                      beginning of each   of rider coverage   of rider coverage
                      Policy month

  Representative      Monthly, at the     $0.09 per $1,000    $0.09 per $1,000
  Charge - for a      beginning of each   of rider coverage   of rider coverage
  38 year old         Policy month

Children's Term       Monthly, at the     $0.48 per $1,000    $0.48 per $1,000
Life Insurance        beginning of each   of rider coverage   of rider coverage
Rider                 Policy month

Spouse Term
Rider/4, 7/

  Maximum charge/5/   Monthly at the      $3.36 per $1,000    $3.36 per $1,000
                      beginning of each   of rider coverage   of rider coverage
                      Policy month

  Minimum charge/6/   Monthly at the      $0.07 per $1,000    $0.01 per $1,000
                      beginning of each   of rider coverage   of rider coverage
                      Policy month

  Representative      Monthly at the      $0.22 per $1,000    $0.14 per $1,000
  Charge - for a      beginning of each   of rider coverage   of rider coverage
  38 year old         Policy month
  male, preferred
  non-tobacco

--------

   /1/ The charge for the Accidental Death Benefit Rider will vary based on the insured person's age.

   /2/ The maximum charge is for a 65 year old.

   /3/ The minimum charge is for a 29 year old.

   /4/ The charge for the Spouse Term Rider will vary based on the spouse's sex, age and premium class.

   /5/ The maximum charge is for a 70 year old male, standard tobacco.

   /6/ The minimum charge is for a 18 year old female, preferred non-tobacco.

   /7/ The charge for this rider may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 71 of this prospectus under "Monthly charges for additional benefit riders." You may also review the terms of the rider. Your insurance representative can provide you with a copy.

                               Periodic Charges
                        (optional benefit riders only)

  Optional Benefit    When Charge is     Maximum            Current Charge
  Rider               Deducted           Guaranteed Charge

  Waiver of Monthly
  Deduction Rider/1/

    Maximum           Monthly, at the    $0.40 per $1,000   $0.40 per $1,000
    Charge/2/         beginning of each  of net amount at   of net amount at
                      Policy month       risk attributable  risk attributable
                                         to the Policy      to the Policy

    Minimum           Monthly, at the    $0.02 per $1,000   $0.02 per $1,000
    Charge/3/         beginning of each  of net amount at   of net amount at
                      Policy month       risk attributable  risk attributable
                                         to the Policy      to the Policy

    Representative    Monthly, at the    $0.03 per $1,000   $0.03 per $1,000
    Charge - for a    beginning of each  of net amount at   of net amount at
    38 year old       Policy month       risk attributable  risk attributable
                                         to the Policy      to the Policy

  Terminal Illness
  Rider

    Interest on       At time rider      Greatest of (1)    3.87%
    Benefits          benefit is paid    current yield on
                      and each Policy    90-day U.S.
                      anniversary        Treasury Bills;
                      thereafter         or (2) Moody's
                                         Corporate Bond
                                         Yield
                                         Average-Monthly
                                         Average
                                         Corporates for
                                         month of October
                                         preceding
                                         calendar year for
                                         which loan
                                         interest rate is
                                         determined; or
                                         (3) interest rate
                                         used to calculate
                                         cash values in
                                         Fixed Account at
                                         the time the
                                         charge is
                                         assessed,
                                         plus 1%/4/

    Administrative    At time of claim   $250               $150
    Fee

  Waiver of
  Specified Premium
  Rider

    Maximum           Monthly, at the    $0.26 per $1 of    $0.26 per $1 of
    Charge/5/         beginning of each  benefit payable    benefit payable
                      Policy month       under the rider    under the rider

    Minimum           Monthly, at the    $0.05 per $1 of    $0.05 per $1 of
    Charge/6/         beginning of each  benefit payable    benefit payable
                      Policy month       under the rider    under the rider

    Representative    Monthly, at the    $0.07 per $1 of    $0.07 per $1 of
    Charge - for a    beginning of each  benefit payable    benefit payable
    38 year old       Policy month       under the rider    under the rider

--------

   /1/ This charge will vary based on the insured person's age when we assess the charge. The charge may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 71 of this prospectus under "Monthly charges for additional benefit riders." You may also review the terms of the rider. Your insurance representative can provide you with a copy.

   /2/ The maximum charge is for a 59 year old.

   /3/ The minimum charge is for an 18 year old.

   /4/ In California, Connecticut, Delaware, Washington D.C., Florida,
North Dakota and South Dakota interest on benefits will be the greater of only items (2) or (3).

   /5/ The maximum charge is for a rider issued at age 55.

   /6/ The minimum charge is for a rider issued at age 15.

                               Periodic Charges
                        (optional benefit riders only)

  Optional Benefit    When Charge is     Maximum            Current Charge
  Rider               Deducted           Guaranteed Charge

  Accelerated
  Access Solution/1/

    Maximum           Monthly, at the    $4.95 per $1000    $4.95 per $1000
    Charge/2/         beginning of each  of rider net       of rider net
                      Policy month       amount at risk     amount at risk

    Minimum           Monthly, at the    $0.04 per $1000    $0.04 per $1000
    Charge/3/         beginning of each  of rider net       of rider net
                      Policy month       amount at risk     amount at risk

    Representative    Monthly, at the    $0.09 per $1000    $0.09 per $1000
    Charge - for a    beginning of each  of rider net       of rider net
    38 year old       Policy month       amount at risk     amount at risk
    male, preferred
    non-tobacco,
    with a
    specified
    amount of
    $360,000

--------

   /1/ The charge for the Accelerated Access Solution will vary based on the insured person's accelerated benefit amount option, age, sex, and premium class.

   /2/ The maximum charge is for a benefit paid per diem. The maximum charge is for an 80 year old female, standard tobacco, with a specified amount of $100,000.

   /3/ The minimum charge is for a benefit paid per diem. The minimum charge is for an 18 year old male, preferred plus, with a specified amount of $100,000.

                             Periodic Charges for
                           Optional Benefit Riders

Charge                When Charge is      Maximum Guaranteed  Current Charge
                      Deducted            Charge

Lapse Protection
Benefit Rider/1, 2/

  Maximum Charge/3/   Monthly, at the     $83.33 per $1000    $33.33 per $1000
                      beginning of each   of net amount at    of net amount at
                      Policy month        risk                risk

  Minimum Charge/4/   Monthly, at the     $0.19 per $1000 of  $0.19 per $1000 of
                      beginning of each   net amount          net amount at risk
                      Policy month        at risk

  Representative      Monthly, at the     $0.35 per $1000 of  $0.35 per $1000 of
  Charge - for a      beginning of each   net amount          net amount at risk
  38 year old         Policy month        at risk
  male, preferred
  non-tobacco,
  with a specified
  amount of
  $360,000

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   /1/ The charge for the lapse protection benefit rider will vary based on the insured person's sex, age, premium class and death benefit Option selected.

   /2/ The charge for this rider may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 71 of this prospectus under "Monthly charges for additional benefit riders." You may also review the terms of the rider. Your insurance representative can provide you with a copy.

   /3/ The maximum charge is for an 85 year old male, standard tobacco, with a specified amount of $360,000.

   /4/ The minimum charge is for an 18 year old female, preferred plus, non-tobacco, with a specified amount of $360,000.

   The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2016. Current and future expenses for the Funds may be higher or lower than those shown.

                            Annual Fund Fees and Expenses
                  (expenses that are deducted from the Fund assets)

          Charge                       Maximum                      Minimum

Total Annual Fund Operating             1.17%                        0.35%
Expenses for all of the
Funds (expenses that are
deducted from portfolio
assets include management
fees, distribution (12b-1)
fees, and other expenses)/1/

   Details concerning each Fund's specific fees and expenses are contained in the Fund's prospectus.

--------

   /1/ Currently 12 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2018. These contractual reimbursements or fee waivers do not change the maximum or minimum annual Fund fees and expenses reflected in the table.

                              GENERAL INFORMATION

American General Life Insurance Company

   We are American General Life Insurance Company ("AGL" or the "Company"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

   More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

   AGL is regulated for the benefit of Policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to Policy owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

Separate Account VL-R

   We hold the Fund shares in which any of your accumulation value is invested in the Separate Account. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, the Separate Account is divided into 88 separate "divisions," 46 of which correspond to the 46 variable "investment options" under the Policy. The remaining 42 divisions, and all of these 46 divisions, represent investment options available under other variable universal life policies we offer. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of AGL's other assets.

   The assets in the Separate Account are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners.

Statement of Additional Information

   We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this prospectus describes how you can obtain a copy of the SAI.

Communication with AGL

   When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

   Administrative Center. The Administrative Center provides service to all Policy owners. See "Contact Information" on page 5 of this prospectus. For applications, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. You should mail premium payments and loan repayments (or use express delivery, if you wish) directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under "Contact Information" on page 5. You should communicate notice of the insured person's death, including any related documentation, to our Administrative Center address.

   eDelivery, eService, telephone transactions and written transactions. There are several different ways to request and receive Policy services.

       eDelivery. Instead of receiving paper copies by mail of certain documents we are required to provide to you, including annual Policy and Fund prospectuses, you may select eDelivery. eDelivery allows you to receive notification by E-mail when new or updated documents are available that pertain to your Policy. You may then follow the link contained within the E-mail to view these documents on-line. You may find electronically received documents easier to review and retain than paper documents. To enroll for eDelivery, you can complete certain information at the time of your Policy application (with one required extra signature). If you prefer, you can go to www.aig.com/eservice and at the same time you enroll for eService, enroll for eDelivery. You do not have to enroll for eService to enroll for eDelivery unless you enroll on-line. You may select or cancel eDelivery at any time. There is no charge for eDelivery.

       eService. You may enroll for eService to have access to on-line services for your Policy. These services include transferring values among investment options and changing allocations for future premiums. You can also view Policy statements. If you have elected eService, you may choose to handle certain Policy requests by eService, in writing or by telephone. We expect to expand the list of available eService transactions in the future. To enroll for eService, go to www.aig.com/eservice, click the eService login link, and complete the on line enrollment pages. You may select or cancel the use of eService at any time. There is no charge for eService.

       eService transactions, telephone transactions and written transactions. Certain transaction requests currently must be made in writing. You must make the following requests in writing (unless you are permitted to make the requests by eService or by telephone. See "Telephone transactions" on page 22).

       .   transfer of accumulation value;*

       .   change of allocation percentages for premium payments;*

       .   change of allocation percentages for Policy deductions;*

       .   telephone transaction privileges;*

       .   loan;*

       .   full surrender;

       .   partial surrender;*

       .   premium payments;**

       .   change of beneficiary or contingent beneficiary;

       .   loan repayments or loan interest payments;**

       .   change of death benefit option or manner of death benefit payment;

       .   change in specified amount;

       . addition or cancellation of, or other action with respect to any benefit riders;

       .   election of a payment option for Policy proceeds; and

       .   tax withholding elections.

       --------------
       * These transactions are permitted by eService, by telephone or in writing.
       ** These transactions are permitted by eService or in writing.

   We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center, shown under "Contact Information" on page 5, or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

   One-time premium payments using eService. You may use eService to schedule one-time premium payments for your Policy. The earliest scheduled payment date available is the next business day. For the purposes of eService one-time premium payments only, a business day is a day the United States Federal Reserve System ("Federal Reserve") is open. If payment scheduling is completed after 4:00 p.m. Eastern time, then the earliest scheduled payment date available is the second business day after the date the payment scheduling is completed.

   Generally, your payment will be applied to your Policy on the scheduled payment date, and it will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the scheduled payment date. See "Effective Date of Policy and Related Transactions" on page 29.

   Premium payments may not be scheduled for Federal Reserve holidays, even if the New York Stock Exchange ("NYSE") is open. If the NYSE is closed on your scheduled payment date, your payment will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the first day the NYSE is open following your scheduled payment date.

   Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will promptly mail a written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone request. Also, if due to malfunction or other circumstances your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-340-2765.

   General. It is your responsibility to carefully review all documents you receive from us and immediately notify the Administrative Center of any potential inaccuracies. We will follow up on all inquiries. Depending on the facts and circumstances, we may retroactively adjust your Policy, provided you notify us of your concern within 30 days of receiving the transaction confirmation, statement or other document. Any other adjustments we deem warranted are made as of the time we receive notice of the potential error. If you fail to notify the Administrative Center of any potential mistakes or inaccuracies within 30 days of receiving any document, we will deem you to have ratified the transaction.

Illustrations

   We may provide you with illustrations for your Policy's death benefit, accumulation value, and cash surrender value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your accumulation value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

   Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person's age and premium class and (2) your selection of a death benefit Option, specified amount, planned periodic premiums, riders, and proposed investment options.

   After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a maximum fee of $50 for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

                          VARIABLE INVESTMENT OPTIONS

   We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund. We have listed the investment options in the following two tables. The name of each Fund or a footnote for the Fund describes its type (for example, money market fund, growth fund, equity fund, etc.). The text of the footnotes follows the tables. Fund sub-advisers are shown in parentheses.

             Variable Investment Options                  Investment Adviser (sub-adviser, if applicable)
Alger Capital Appreciation Portfolio - Class I-2 Shares  Fred Alger Management, Inc.

American Century(R) VP Value Fund                        American Century Investment Management, Inc.

American Funds IS Asset Allocation Fund - Class 2        Capital Research and Management Company
(high total return (including income and capital
gains) consistent with preservation of capital over
the long term)

American Funds IS Global Growth Fund - Class 2           Capital Research and Management Company

American Funds IS Growth Fund - Class 2                  Capital Research and Management Company

American Funds IS Growth-Income Fund - Class 2           Capital Research and Management Company

American Funds IS High-Income Bond Fund - Class 2        Capital Research and Management Company

American Funds IS International Fund - Class 2           Capital Research and Management Company
(long-term growth of capital)

Anchor ST Capital Appreciation Portfolio - Class 3       SunAmerica Asset Management, LLC*
                                                         (Wellington Management Company LLP)

Anchor ST Government and Quality Bond Portfolio -        SunAmerica Asset Management, LLC*
Class 3                                                  (Wellington Management Company LLP)

Fidelity(R) VIP Contrafund(R) Portfolio - Service        Fidelity Management & Research Company (FMR)
Class 2 (long-term capital appreciation)                 (FMR Co., Inc.)
                                                         (Other affiliates of FMR)

Fidelity(R) VIP Equity-Income Portfolio - Service        Fidelity Management & Research Company (FMR)
Class 2                                                  (FMR Co., Inc.)
                                                         (Other affiliates of FMR)

Fidelity(R) VIP Government Money Market Portfolio -      Fidelity Management & Research Company (FMR)
Service Class 2                                          (Fidelity Investments Money Management, Inc.)
                                                         (Other affiliates of FMR)

             Variable Investment Options                    Investment Adviser (sub-adviser, if applicable)
Fidelity(R) VIP Growth Portfolio - Service Class 2      Fidelity Management & Research Company (FMR)
                                                        (FMR Co., Inc.)
                                                        (Other affiliates of FMR)

Fidelity(R) VIP Mid Cap Portfolio - Service Class 2     Fidelity Management & Research Company (FMR)
                                                        (FMR Co., Inc.)
                                                        (Other affiliates of FMR)

Franklin Templeton Franklin Small Cap Value VIP Fund -  Franklin Advisory Services, LLC
Class 2

Franklin Templeton Franklin Mutual Shares VIP Fund -    Franklin Mutual Advisers, LLC
Class 2 (capital appreciation with income as a
secondary goal)

Invesco V.I. Global Real Estate Fund - Series I Shares  Invesco Advisers, Inc. (Invesco Asset Management
                                                        Limited)

Invesco V.I. Growth and Income Fund - Series I Shares   Invesco Advisers, Inc.

Invesco V.I. International Growth Fund - Series I       Invesco Advisers, Inc.
Shares

Janus Aspen Enterprise Portfolio - Service Shares/1/    Janus Capital Management LLC
(long-term growth of capital)

Janus Aspen Forty Portfolio - Service Shares/1/         Janus Capital Management LLC
(long-term growth of capital)

JPMorgan IT Core Bond Portfolio - Class 1 Shares        J.P. Morgan Investment Management Inc.

MFS(R) VIT New Discovery Series - Initial Class         Massachusetts Financial Services Company
(capital appreciation)

MFS(R) VIT Research Series - Initial Class (capital     Massachusetts Financial Services Company
appreciation)

Neuberger Berman AMT Mid Cap Growth Portfolio -         Neuberger Berman Investment Advisers LLC
Class I

Oppenheimer Global Fund/VA - Non-Service Shares         OFI Global Asset Management, Inc.
                                                        (OppenheimerFunds, Inc.)

PIMCO CommodityRealReturn(R) Strategy Portfolio -       Pacific Investment Management Company LLC
Administrative Class (maximum real return)

PIMCO Global Bond Portfolio (Unhedged) -                Pacific Investment Management Company LLC
Administrative Class

PIMCO Real Return Portfolio - Administrative Class      Pacific Investment Management Company LLC
(maximum real return)

PIMCO Short-Term Portfolio - Administrative Class       Pacific Investment Management Company LLC

PIMCO Total Return Portfolio - Administrative Class     Pacific Investment Management Company LLC

Seasons ST Mid Cap Value Portfolio - Class 3            SunAmerica Asset Management, LLC*
                                                        (Goldman Sachs Asset Management, LP)
                                                        (Massachusetts Financial Services Company)

SunAmerica ST Balanced Portfolio - Class 1 Shares       SunAmerica Asset Management, LLC*
(conservation of principal and capital appreciation)    (J.P. Morgan Investment Management Inc.)

VALIC Co. I Dynamic Allocation Fund/2/                  VALIC** (SunAmerica Asset Management, LLC*)
                                                        (AllianceBernstein L.P.)

VALIC Co. I Emerging Economies Fund (capital            VALIC** (J.P. Morgan Investment Management Inc.)
appreciation)

VALIC Co. I Foreign Value Fund (long-term growth of     VALIC** (Templeton Global Advisors Limited)
capital)

VALIC Co. I International Equities Index Fund           VALIC** (SunAmerica Asset Management, LLC*)

VALIC Co. I Mid Cap Index Fund                          VALIC** (SunAmerica Asset Management, LLC*)

VALIC Co. I Nasdaq-100(R) Index Fund                    VALIC** (SunAmerica Asset Management, LLC*)

VALIC Co. I Science & Technology Fund/3/                VALIC** (Allianz Global Investors U.S. LLC)
                                                        (T. Rowe Price Associates, Inc.)
                                                        (Wellington Management Company LLP)

VALIC Co. I Small Cap Index Fund                        VALIC** (SunAmerica Asset Management, LLC*)

VALIC Co. I Stock Index Fund                            VALIC** (SunAmerica Asset Management, LLC*)

VALIC Co. II Mid Cap Value Fund/4/                      VALIC** (Boston Partners Global Investors, Inc. d/b/a
                                                        Boston Partners)
                                                        (Wellington Management Company LLP)

VALIC Co. II Socially Responsible Fund/5/               VALIC** (SunAmerica Asset Management, LLC*)

VALIC Co. II Strategic Bond Fund                        VALIC** (PineBridge Investments LLC)

--------

   /1/ We have been advised by Janus Aspen Series that, in connection with a reorganization subject to shareholder approval, the funds are expected to change their names on or about June 5, 2017 to Janus Henderson Enterprise Portfolio and Janus Henderson Forty Portfolio, respectively.

   /2/ The Fund type for VALIC Co. I Dynamic Allocation Fund is capital appreciation and current income while managing net equity exposure. The Fund has an investment strategy that may serve to reduce the risk of investment losses that could require AGL to use its own assets to make payments in connection with certain guarantees under the Policy. In addition, the Fund may enable AGL to more efficiently manage its financial risks associated with guarantees like death benefits, due in part to a formula developed by AGL and provided to the Fund's sub-advisers. The formula used by the sub-advisers is described in the Fund's prospectus and may change over time based on proposals by AGL. Any changes to the formula proposed by AGL will be implemented only if they are approved by the Fund's investment adviser and the Fund's Board of Directors, including a majority of the Board's independent directors. Please see the VALIC Company I prospectus and Statement of Additional Information for details.

   /3/ The Fund type for VALIC Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.

   /4/ The Fund type for VALIC Co. II Mid Cap Value Fund is capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

   /5/ The Fund type for VALIC Co. II Socially Responsible Fund is growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.

   *      SunAmerica Asset Management, LLC is an affiliate of AGL.

   ** "VALIC" means The Variable Annuity Life Insurance Company, an affiliate of AGL.

   From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes on our systems, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

   You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their applicable Fund prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan. A Fund's prospectus may occasionally be supplemented by the Fund's Investment Adviser. Please check the AG Platinum Choice VUL webpage at http://www.aig.com/individual/insurance/life/ variable-universal-life/ag-platinum-choice to view the Fund prospectuses and their supplements, or contact us at our Administrative Center to request copies of Fund prospectuses and their supplements.

   We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.10% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

   We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO for services we perform.

   We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

   From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 70.

   We offer Funds of the Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Co. I and VALIC Co. II at least in part because they are managed by SunAmerica Asset Management, LLC or VALIC, each an affiliate of AGL. AGL and/or its affiliates may be subject to certain conflicts of interest as AGL may derive greater revenues from Funds managed by affiliates than certain other available funds.

Payments We Make

   We make payments in connection with the distribution of the Policies that generally fall into the three categories below.

   Commissions. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the Policy to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the Policies. We pay commissions to the selling firms for the sale of your Policy. The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us.

   The registered representative who sells you the Policy typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

   Additional cash compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold Policies. Sales-based payments primarily create incentives to make new sales of Policies.

   These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our Policies, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our Policies. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

   We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our Policies.

   If allowed by his or her selling firm, a registered representative or other eligible person may purchase a Policy on a basis in which an additional amount is credited to the Policy.

   We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the Policy. We hope to benefit from these revenue sharing arrangements through increased sales of our Policies and greater customer service support.

   Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our Policies over other variable universal life insurance policies (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a Policy and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this Policy.

   Non-cash compensation. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and the Financial Industry Regulatory Authority rules.

Payments We Receive

   We may directly or indirectly receive revenue sharing payments from the trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that make such payments to us. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select.

   We generally receive three kinds of payments described below.

   Rule 12b-1 or service fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.35% of the average daily net assets in certain Funds. These fees are deducted directly from the assets of the Funds.

   Administrative, marketing and support service fees. We receive compensation of up to 0.35% annually based on assets under management from certain trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds or wholly from the assets of the Funds. Policy owners, through their indirect investment in the trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain trusts' investment advisers or their affiliates and vary by trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others.

   Other payments. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Funds in the Policy. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

   In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the Policy.

Voting Privileges

   We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account. Even if Policy owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Policy owners could determine the outcome of matters subject to shareholder vote.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

                                 FIXED ACCOUNT

   We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. The minimum guaranteed rate of interest we credit is shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 73. The "daily charge" described on page 70 and the fees and expenses of the Funds discussed on page 19 do not apply to the Fixed Account.

   You may transfer accumulation value into the Fixed Account at any time. However, there are restrictions on the amount you may transfer out of the Fixed Account in a Policy year. Please see "Transfers of existing accumulation value" on page 35.

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Obligations that are paid out of our general account include any amounts you have allocated to the Fixed Account, including any interest credited thereon, and amounts owed under your Policy for death and/or living benefits which are in excess of portions of Policy value allocated to the variable investment options. The obligations and guarantees under the Policy are our sole responsibility. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments. The general account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. We manage our exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of our assets and liabilities, monitoring or limiting prepayment and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.

   Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account. The minimum annual effective rate is 2%.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our Fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

                                POLICY FEATURES

Age

   Generally, our use of age in your Policy and this prospectus refers to a person who is between six months younger and six months older than the stated age. Sometimes we refer to this as the "age nearest birthday."

Effective Date of Policy and Related Transactions

   Valuation dates, times, and periods. We compute values under a Policy on each day that the NYSE is open for business. We call each such day a "valuation date" or a "business day."

   We compute Policy values as of the time the NYSE closes on each valuation date, which usually is 3:00 p.m. Central time. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period." We are closed only on those holidays the NYSE is closed.

   Fund pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

   Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in good order at any of the addresses shown on page 5 of this prospectus. "Good order" means that the instructions we receive include fully and accurately completed forms which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the following valuation date. Any premium payments we receive after our close of business are held in our general account until the next business day.

   If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We do not accept military allotment programs.

   Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to determine whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $1,000,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement," available to you when you apply for a Policy.

   Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign the appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

   Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

   Commencement of investment performance. We invest your initial premium in any variable investment options you have chosen, as well as the Fixed Account, on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been reviewed and found to be satisfactory, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

   Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

   . Increases or decreases you request in the specified amount of insurance, reinstatement of a Policy that has lapsed, and changes in death benefit Option take effect on the Policy's monthly deduction day if your request is approved on that day or on the next monthly deduction day following our approval if we approve your request on any other day of the month;

   . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

   . If you exercise your right to return your Policy described under "Free look period", your coverage will end when you deliver it to your AGL insurance representative, or if you mail it to us, the date it is postmarked; and

   . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the requested change, but only if your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (the "Code"). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Death Benefits

   Your specified amount of insurance. In your application to buy an AG Platinum Choice VUL Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance.

   We also guarantee a death benefit, provided you have met the required monthly guarantee premiums requirement that applies to either the 20-year benefit rider or the lapse protection benefit rider. The 20-year benefit rider can provide a guaranteed death benefit for up to 20 years. The lapse protection benefit rider can provide a guaranteed death benefit for the life of the Policy. If you select the lapse protection benefit rider you cannot also select the 20-year benefit rider. If you do not select the lapse protection benefit rider, we will automatically provide you with the 20-year benefit rider, at no charge. The guaranteed death benefit under either of these riders is equal to the specified amount (less any indebtedness) and any benefit riders. We refer to this guarantee in both your Policy and this prospectus as the "guarantee period benefit." We provide more information about the specified amount and the guarantee period benefit under "Guaranteed death benefits," on page 35 and a discussion of the two riders under "Additional Optional Benefit Riders" on page 41. You should read these other discussions carefully because they contain important information about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

   Investment performance affects the amount of your Policy's accumulation value. We deduct all charges from your accumulation value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid timely each month, the specified amount of insurance payable under your Policy is unaffected by investment performance. (See "Monthly insurance charge" on page 71.)

   Your death benefit. You must choose one of two death benefit Options under your Policy at the time it is issued.

   You can choose Option 1 or Option 2 at the time of your application or at any later time before the Policy's maturity date. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is:

   . Option 1 - The specified amount on the date of the insured person's death.

   . Option 2 - The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

   See "Partial surrender" on page 63 for more information about the effect of partial surrenders on the amount of the death benefit.

   Under Option 2, your death benefit will be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will be higher under Option 1 than under Option 2.

   Any premiums we receive after the insured person's date of death will be returned and not included in your accumulation value.

   Required minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "required minimum death benefit" as explained below.

   Federal tax law requires a minimum death benefit (the required minimum death benefit) in relation to the accumulation value for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "guideline premium test" or the "cash value accumulation test." You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

   If you choose the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. In addition to meeting the premium requirements, the death benefit must be large enough when compared to the accumulation value to meet the minimum death benefit requirement. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a Policy year, as long as the death benefit is large enough compared to the accumulation value to meet the minimum death benefit requirement.

   The other major difference between the two tax tests involves the Policy's required minimum death benefit. The required minimum death benefit is calculated as shown in the tables that follow.

   If you selected death benefit Option 1 or Option 2 at any time when the required minimum death benefit is more than the death benefit payable under the Option you selected, the death benefit payable would be the required minimum death benefit.

   Under federal tax law rules, if you selected death benefit Option 1 and elected the cash value accumulation test, rather than the guideline premium test, the payment of additional premiums may cause your accumulation value to increase to the required minimum death benefit. Therefore, choosing the cash value accumulation test may make it more likely that the required minimum death benefit will apply if you select death benefit Option 1.

   If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause your Policy's death benefit to be higher than if you had chosen the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also be higher. This compensates us for the additional risk that we might have to pay the required minimum death benefit.

   If you have selected the cash value accumulation test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by a required minimum death benefit percentage that will be set forth on page 27 of your Policy. The required minimum death benefit percentage varies based on the age and premium class of the insured person. Below is an example of applicable required minimum death benefit percentages for the cash value accumulation test. The percentages shown are for a male, non-tobacco, ages 40 to 120.

                         APPLICABLE PERCENTAGES UNDER
                         CASH VALUE ACCUMULATION TEST

   Insured Person's
   Attained Age            40   45   50   55   60   65   70   75   99    100+
   %                       418% 352% 298% 253% 218% 189% 167% 148% 104%  100%

   If you have selected the guideline premium test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by an applicable required minimum death benefit percentage. The applicable required minimum death benefit percentage is 250% when the insured person's age is 40 or less, and decreases each year thereafter to 100% when the insured person's age is 95 or older. The applicable required minimum death benefit percentages under the guideline premium test for certain ages from 40 to 95 are set forth in the following table.

                         APPLICABLE PERCENTAGES UNDER
                            GUIDELINE PREMIUM TEST

   Insured Person's
   Attained Age                 40   45   50   55   60   65   70   75   95+
   %                            250% 215% 185% 150% 130% 120% 115% 105% 100%

   Your Policy calls the multipliers used for each test the "Death Benefit Corridor Rate."

Premium Payments

   Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your free look period, as discussed on page 35, will be allocated upon receipt to the available investment options you have chosen.

   Premium payments and transaction requests in good order. We will accept the Policy owner's instructions to allocate premium payments to investment options, to make redemptions (including loans) or to transfer values among the Policy owner's investment options, contingent upon the Policy owner's providing us with instructions in good order.

   When we receive a premium payment or transaction request in good order, it will be treated as described under "Effective date of other premium payments and requests that you make" on page 30 of this prospectus. If we receive an instruction that is not in good order, the requested action will not be completed, and any premium payments that cannot be allocated will be held in a non-interest bearing account until we receive all necessary information.

   We will attempt to obtain Policy owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Policy owner to determine the intent of a request. If a Policy owner's request is still not in good order after five business days, we will cancel the request, and return any unallocated premiums to the Policy owner along with the date the request was canceled.

   Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Federal Tax Considerations" beginning on page 75. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

   Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with satisfactory evidence that our requirements for issuing insurance are still met. This increase in death benefit is on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 38).

   We reserve the right to reject any premium.

   Checks. You may pay premium by checks drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on page 5 of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

   Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill monthly, quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy's cash surrender value stays above zero or that the guarantee period benefit (described under "Guaranteed death benefits" on page 35) remains in effect ("Cash surrender value" is explained under "Full Surrenders" on page 6). The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero as a result of the deductions we periodically make from your accumulation value.

   Guaranteed death benefits. Your Policy makes a choice from two benefit riders available to you that provide guarantees on your death benefit. This means that if you have one of these riders, your Policy and any other benefit riders you have selected will not lapse as long as you meet the requirements associated with that rider. Subject to the terms of the rider, if you meet your rider's requirements while the rider is in force, your Policy will not lapse even if your Policy's cash surrender value has declined to zero.

   One of these riders, called the "20-year benefit rider," is a benefit provided to any Policy owner who does not select the "lapse protection benefit rider." We issue the rider only when the Policy is issued. There is no charge for the rider. This rider only guarantees the death benefit for a given period. The required monthly guarantee premiums for this rider are shown on page 3 of your Policy.

   The second rider is the lapse protection benefit rider. You may select the lapse protection benefit rider only at the time we issue your Policy and if you select other Policy features. There is a charge for this rider. See the Tables of Fees and Charges. We will not issue the 20-year benefit rider if you select the lapse protection benefit rider.

   There is no difference in the calculation of Policy values and the death benefit between a Policy that has a guarantee period benefit under the 20-year benefit rider and one that does not, because the rider is free of charge. However, because there is a charge for the lapse protection benefit rider, Policy values are lower for a Policy that has this rider as opposed to one that does not.

   The conditions and benefits of each rider are described under "Additional Optional Benefit Riders" on page 41. Be sure to review their descriptions.

   Free look period. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. To exercise your right to return your Policy, you must mail it directly to the Administrative Center or return it to the AGL insurance representative through whom you purchased the Policy within 10 days after you receive it. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

Changing Your Investment Option Allocations

   Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

   Transfers of existing accumulation value. You may transfer your existing accumulation value from one investment option to another, subject to the restrictions below and other restrictions described in this prospectus (see "Market timing" on page 37, "Restrictions initiated by the Funds and information sharing obligations" on page 38 and "Additional Rights That We Have" on page 68).

   . RESTRICTIONS ON TRANSFERS FROM VARIABLE INVESTMENT OPTIONS. You may make transfers from the variable investment options at any time. There is no maximum limit on the amount you may transfer. The minimum amount you may transfer from a variable investment option is $500, unless you are transferring the entire amount you have in the option.

   . RESTRICTIONS ON TRANSFERS FROM THE FIXED ACCOUNT. You may make transfers from the Fixed Account only during the 60-day period following each Policy anniversary (including the 60-day period following the date we apply your initial premium to your Policy).

   . TRANSACTING MULTIPLE TRANSFER REQUESTS. In the event you provide us, during one valuation period, with more than one transfer request in good order, we will treat the multiple requests as only one transfer request.

       The maximum total amount you may transfer from the Fixed Account each year is limited to the greater of "a" or "b" below:

       a. 25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary (for the first Policy year, the amount of your initial premium you allocated to the Fixed Account); or

       b. the total amount you transferred or surrendered from the Fixed Account during the previous Policy year.

       The minimum amount you may transfer from the Fixed Account is $500, unless you are transferring the entire amount you have in the Fixed Account. There are no restrictions on the frequency or amount you may transfer into the Fixed Account. Transfers to or from the Fixed Account do not count toward the annual 12 free transfers.

   Dollar cost averaging. Dollar cost averaging is an investment strategy designed to help reduce the risks that result from market fluctuations. Dollar cost averaging does not result in any transfers to or from the Fixed Account. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to potentially reduce the risk of investing most of your funds at a time when prices are high. Dollar cost averaging ("DCA program") is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

   Under dollar cost averaging, we automatically make transfers of your accumulation value from the variable investment option of your choice to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. We compute values under a Policy on each valuation date. A valuation period is the time from the close of business on a valuation date to the close of business on the next valuation date. You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the investment option from which you are making transfers becomes exhausted. You may maintain only one dollar cost averaging instruction with us at a time. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. Dollar cost averaging transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service. We reserve the right to modify, suspend or terminate the DCA program at any time.

   Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current and compliant premium allocation designation. Automatic rebalancing does not result in any transfers to or from the Fixed Account. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing, unless you elect the lapse protection benefit rider. When the lapse protection benefit rider is elected, there is no minimum accumulation value to begin automatic rebalancing. Automatic rebalancing ends upon your request. You may maintain only one automatic rebalancing instruction with us at a time. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

   Market timing. The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

   . dilution in the value of Fund shares underlying investment options of other Policy owners;

   .   interference with the efficient management of the Fund's portfolio; and

   .   increased administrative costs.

   We have policies and procedures affecting your ability to make transfers within your Policy. A transfer can be your allocation of all or a portion of a new premium payment to an investment option. You can also transfer your accumulation value in one investment option (all or a portion of the value) to another investment option.

   We are required to monitor the Policies to determine if a Policy owner requests:

   . a transfer out of a variable investment option within two calendar weeks of an earlier transfer into that same variable investment option; or

   . a transfer into a variable investment option within two calendar weeks of an earlier transfer out of that same variable investment option; or

   . a transfer out of a variable investment option followed by a transfer into that same variable investment option, more than twice in any one calendar quarter; or

   . a transfer into a variable investment option followed by a transfer out of that same variable investment option, more than twice in any one calendar quarter.

   If any of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries.

Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months.

   In most cases transfers into and out of the money market investment option are not considered market timing; however, we examine all of the above transactions without regard to any transfer into or out of the money market investment option. We treat such transactions as if they are transfers directly into and out of the same variable investment option. For instance:

   (1) if a Policy owner requests a transfer out of any variable investment option into the money market investment option, and

   (2) the same Policy owner, within two calendar weeks requests a transfer out of the money market investment option back into that same variable investment option, then

   (3)  the second transaction above is considered market timing.

        Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances, and we will treat all Policy owners the same.

   In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

   Restrictions initiated by the Funds and information sharing obligations. The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Policy is unaffected by the Fund's policies and procedures.

   Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

   In order to prevent market timing, the Funds have the right to request information regarding Policy owner transaction activity. Upon a Fund's request, we will provide mutually agreed upon information regarding Policy owner transactions in the Fund.

Changing the Specified Amount of Insurance

   Increase in coverage. At any time before the Policy's maturity date while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

   We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age, gender and premium class of the insured person at the time of the increase. Also, a new amount of surrender charge applies to the amount of the increase for the 9 Policy years following the increase.

   Whenever you decide to increase your specified amount, you will be subject to a new monthly charge per $1,000 of specified amount. The additional charge assessed for the first 5 Policy years following the increase will be applied only to the increase in your specified amount. Increasing the specified amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

   Decrease in coverage. After the first Policy year and before the Policy's maturity date, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the death benefit must be at least the greater of:

   .   $100,000; and

   . any minimum amount which is necessary for the Policy to continue to meet the federal tax law definition of life insurance.

   We will apply any decrease in coverage as of the monthly deduction day (see "Monthly deduction days" on page 30) following the valuation date we receive the request.

   The decrease in coverage is applied in the following order:

   .   Against the specified amount provided by the most recent increase;

   .   Against the next most recent increases successively;

   .   Against the specified amount provided under your original application.

   We will deduct from your accumulation value any surrender charge that is due on account of the decrease. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.

   A reduction in specified amount will not reduce the monthly charges per $1,000 of specified amount, or the amount of time for which we assess these charges. For instance, if you increase your coverage and follow it by a decrease in coverage within five years of the increase, we will assess the monthly charge per $1,000 of specified amount against the increase in coverage for the full five years even though you have reduced the amount of coverage.

Changing Death Benefit Options

   Change of death benefit Option. You may at any time before the Policy's maturity date while the insured person is living request us to change your death benefit option from:

   Option 1 to Option 2; or
   Option 2 to Option 1.

   . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change. Any such reduction in specified amount will be subject to the same guidelines and restrictions described in "Decrease in coverage" on page 39. We will not charge a surrender charge for this reduction in specified amount. The surrender charge schedule will not be reduced on account of the reduction in specified amount. The monthly charge per $1,000 of specified amount will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

   . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value. The monthly charge per $1000 of specified amount will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

   Effect of changes in insurance coverage on guarantee period benefit. A change in coverage does not result in termination of the 20-year benefit rider or the lapse protection benefit rider, so that if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your Policy's cash surrender value declines to zero. The details of this guarantee are discussed under "20-year benefit rider" on page 46 and "Lapse protection benefit rider" on page 47.

   Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 75 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Account Value Enhancement

   Your Policy will be eligible for an Account Value Enhancement at the end of the 21/st/ Policy year, and at the end of each Policy year thereafter. An Account Value Enhancement is a credit we may provide to your accumulation value. At our complete discretion, the credit for any Policy year can be 0.01% or greater. We will inform you following the end of each Policy year the amount, if any, of Account Value Enhancement credited to your Policy.

   Here are the additional terms of the Account Value Enhancement:

   . Each Account Value Enhancement will be calculated using your unloaned accumulation value at the end of the last day of the Policy year.

   . The amount of each Account Value Enhancement will be calculated by applying a percentage to the unloaned accumulation value. The percentage, if any, will be reset annually.

   . Each Account Value Enhancement will be allocated to your Policy's investment options using the premium allocation percentages you have in effect at the time of allocation.

   . There is no Policy charge for any Account Value Enhancement, although some of the Policy charges may be higher because of an increase in your accumulation value.

   Enhancements credited to your variable investment options result in an increase in your accumulation value. Each enhancement is fully vested when credited. You will be subject to the risk that investment performance will be unfavorable and your accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. As a result you may not receive any benefit from an Account Value Enhancement. See "Investment Risk" on page 9.

Reports to Policy Owners

Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and Policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately.

                      ADDITIONAL OPTIONAL BENEFIT RIDERS

Riders

   You may be eligible to add additional optional rider benefits to your Policy. You can request that your Policy include the additional rider benefits described below. An exception is the overloan protection rider which we automatically issue at the time we issue your Policy provided you selected the guideline premium test. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidelines and rules that pertain to the Code's definition of life insurance as in effect from time to time. Not all riders are available in all states. More details are included in each rider, which your insurance representative can review with you before you decide to elect any of them. Some of the riders provide guaranteed benefits that are obligations of our general account and not of the Separate Account. See "Our general account" on page 28.

   Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. There is a charge for this rider, which currently is $0.09 each month for each $1000 of rider coverage for a 38 year old insured person. See the Tables of Fees and Charges. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.

   Children's Term Life Insurance Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. There is a charge for this rider, which currently is $0.48 each month for each $1000 of rider coverage. See the Tables of Fees and Charges. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider at the time we issue your Policy or at any time thereafter. This rider terminates at the earlier of the Policy anniversary nearest the insured person's 65/th/ birthday or the "Maturity Date" shown on page 3 of your Policy; however, you may elect to terminate it at any time before then. When the rider terminates the charge will cease.

   Spouse Term Rider. This rider provides term life insurance on the life of the spouse of the Policy's insured person. There is a charge for this rider, which currently is $0.14 each month for each $1000 of rider coverage for a 38 year old male who is in good health and does not use tobacco products. This rider terminates no later than the Policy anniversary nearest the spouse's 75th birthday. You can convert this rider into any other insurance, except term, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

   Terminal Illness Rider. This rider provides the Policy owner with the right to request a benefit if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than

24 months to live (12 months in Connecticut and Florida). This rider is not available in all states. There is a one-time administrative fee charged for this rider, which currently is $150 assessed at the time of the claim. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit that would be due under the Policy (excluding any rider benefits), not to exceed $250,000. The amount of benefits paid under the rider, plus interest on this amount to the next Policy anniversary, plus an administrative fee (not to exceed $250), becomes a "lien" against the remaining benefits payable under the Policy. In most states, the maximum interest rate will not exceed the greatest of

   1. the current yield on 90-day U.S. Treasury Bills; or

   2. the Moody's Corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or

   3. the interest rate we are using when calculating cash values in the Fixed Account at the time the charge is assessed, plus 1%.

However, in California, Connecticut, Delaware, Washington, D.C., Florida, North Dakota and South Dakota the maximum interest rate will be the greater of only the second and third items above.

   A lien is a claim by AGL against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. The cash surrender value of the Policy also will be reduced by the amount of the lien. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. You can purchase this rider at any time prior to the maturity date. You may terminate this rider at any time. If you do so, the charge will cease.

   Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). This rider is not available for Policies with an initial specified amount greater than $5,000,000. There is a charge for this rider, which currently is $0.03 per $1000 of the Policy's net amount at risk for a 38 year old. See the Tables of Fees and Charges. While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider we deduct all monthly charges (except for loan interest) from your Policy's cash value, but not from your accumulation value. Therefore your Policy's accumulation value will not change because of monthly charges. Since the duration of the waiver may differ in California, please ask your insurance representative.

   You should carefully consider the following risks associated with exercising this rider:

   . If you have an outstanding Policy loan, loan interest must be paid either as premium or from the Policy's accumulation value. It is possible the Policy will lapse for nonpayment of loan interest.

   . You may not increase or decrease the Policy's specified amount while monthly deductions are waived.

   . You may not change the death benefit Option while monthly deductions are waived.

   .   You may not add any riders while monthly deductions are waived.

   You can purchase this rider on the life of an insured person who is younger than age 56. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.

   Waiver of Specified Premium Rider. This rider will pay a monthly benefit into the Policy in the event the insured person becomes totally disabled. The benefit becomes payable 180 days after the total disability begins. This rider may not be available in all states.

   This rider can be selected only at the time you apply for a Policy and only if your application is submitted on or after May 1, 2017. There is a charge for this rider. The monthly charge is a maximum of $0.26 per dollar payable under the rider. The current charge for a 38 year old is $0.07 per $1.00. The monthly benefit is determined on the date the rider is issued based on your planned periodic premium, subject to maximum benefit limits under the rider. The monthly benefit will be shown on your Policy Schedule. The insured person must be age 55 or younger at the time of application. A new claim for benefits under the rider cannot be made after the Policy anniversary following the insured person reaching age 60.

   Monthly charges due under the Policy may be waived on account of another benefit rider you may have selected. If the other waiver rider is not issued but this rider is issued and you have a total disability as defined by this rider, we will pay your selected benefit into the Policy, limited to the amount of premiums payable into the Policy under federal tax law.

   You should carefully consider that the monthly benefit that may become payable under this rider does not guarantee the Policy will remain in force. You may be required to pay premiums during the total disability of the insured person to keep the Policy in force. You should consider if the Waiver of Monthly Deduction Rider or the Terminal Illness Rider, if available, may be more appropriate for your planning.

   Enhanced Surrender Value Rider. This rider can provide for an increased surrender value of the Policy. There is no charge for this rider. This rider may not be available in all states.

   This rider will automatically be issued to every Policy owner whose Policy also has the lapse protection benefit rider (see "Lapse Protection Benefit Rider" beginning on page 47). This rider will be issued only to Policies for which application is made and submitted on or after May 1, 2017, provided the rider is available in your state. This rider will be issued when the Policy is issued. If the lapse protection benefit rider is terminated, this rider can no longer provide a benefit because without the lapse protection benefit rider, this rider will no longer have all the factors needed to determine a benefit under its Termination provision.

   Although you may terminate this rider while the lapse protection benefit rider remains in force, you could lose a potentially valuable benefit if you do so. You should ask your insurance representative before you terminate this rider.

   You will be eligible for what is referred to as an Enhanced Surrender Value if your Policy is surrendered during the sixty day period following the end of your Policy years 20 and 25. Upon surrender of the Policy, the amount payable will be the greater of:

   i.   The Enhanced Surrender Value on the date of surrender; or
   ii.  The cash surrender value of the Policy on the date of surrender.

   The Enhanced Surrender Value will not be paid in addition to the cash surrender value of the Policy.

   The determination of the amount payable to you under the Enhanced Surrender Value rider depends upon the specific history of your Policy. Please see the rider attached to your Policy and discuss the rider with your insurance representative.

   Death Benefit Installment Rider. This rider is also referred to as the select income rider. It provides for payment to your beneficiary of all or a part of the death benefit in installment payments. You choose the amount of the payments and the number of payments, subject to rider limitations. There is no charge for this rider while your Policy is in force. This rider may not be available in all states.

   This rider is available only if your application for your Policy is submitted on or after May 1, 2017. You must select this rider at the time the Policy is issued. Once this rider is issued it cannot be removed from the Policy. If you select this rider, there may be a reduction in your monthly insurance charge. Installment payments paid under this rider may be taxable. If so, you or your beneficiary may incur a tax obligation. You should consult your personal tax advisor to determine the impact of death benefit installment payments.

   Overloan Protection Rider. This rider may keep your Policy from lapsing due to interest charges on outstanding Policy loans. This rider allows you to retain the death benefit coverage under your Policy and discontinue paying premiums. We issue this rider automatically when your Policy is issued.

   Before purchasing a Policy that includes the overloan protection rider, consider that if you exercise the rider, you could be deemed to be in receipt of a taxable distribution of the outstanding loan balance. You should consult a tax advisor before exercising the rider to determine the tax consequences.

   This rider does not automatically guarantee that your Policy will not lapse. There are several conditions you must meet in order for the rider to be exercised. The conditions are listed at the end of this section. We do not anticipate that many Policy owners will meet all those conditions. Overall the rider is more likely to be helpful for Policies with younger insureds, because the Policy owner has a longer period of time to build the Policy's cash value. However, it is important to keep in mind that a Policy owner who anticipates using a strategy over the life of the Policy that calls for significant loan activity should consider selecting the guideline premium test when applying for the Policy, because the rider cannot be used if that selection is not made.

   A significant reason to plan to have this rider available for use is because a Policy with very large outstanding loans when the Policy lapses may generate a significant taxable event for the Policy owner. You may wish to consult your tax advisor about this issue before you apply for a Policy.

   There is a one-time charge for this rider, currently equal to 3.5% of your Policy's accumulation value when the rider is exercised. See the Tables of Fees and Charges. This charge will never be greater than 5% of the accumulation value. There is no charge if the rider is never exercised.

   You can request to exercise the rider when:

   (1) The sum of outstanding Policy loans equals or exceeds 94% of the cash value; and

   (2)  The Policy has been in force at least until the later of:

        (a)the Policy anniversary nearest the insured person's age 75; or
        (b)the 15th Policy anniversary.

   The exercise date of the rider is the monthly deduction day on or next following the date we receive your written request and all requirements for exercising the rider are satisfied. Here are the requirements:

   . There must be sufficient cash surrender value to cover the one-time charge;

   . If you elected death benefit Option 2 when you applied for a Policy, you must change it to death benefit Option 1 (death benefit Option 1 is equal to the specified amount on the date of the insured person's death);

   . The Policy must not be a modified endowment contract and the guideline premium test must be selected when the Policy is applied for;

   . The sum of all partial surrenders taken by the time the rider is exercised must equal or exceed the sum of all premiums paid;

   . The sum of all outstanding Policy loans by the time the rider is exercised must equal or exceed the specified amount; and

   . There can be no riders in force at the time the rider is exercised that require charges after the exercise date, other than term life insurance riders (a term life insurance rider cannot require a change in its death benefit amount that is scheduled to take effect after the exercise date).

   On the exercise date the portion of your accumulation value not offset by your outstanding Policy loans will be transferred to, or will remain in, the Fixed Account.

   The following conditions apply beginning with the exercise date:

   . Interest will continue to be credited to your accumulation value and charged against outstanding loans;

   . All future monthly deductions will be waived, including those for any term rider;

   .     No additional premiums will be accepted;

   . The Policy cannot become a modified endowment contract (we have procedures in place that assure this would not occur);

   .     No new Policy loans or partial surrenders will be allowed;

   .     Policy loans can be repaid;

   . No changes will be allowed in the specified amount or choice of death benefit Option;

   . No transfers or allocations of accumulation value from the Fixed Account will be allowed; and

   . The Policy's death benefit will be the applicable Death Benefit Corridor Rate times the greater of the accumulation value and the outstanding total Policy loan amount.

   The rider will terminate on the earlier of the following dates:

   .   Upon your written request to terminate the rider; or

   .   Upon termination of the Policy.

   20-Year Benefit Rider. This rider is a benefit that currently is automatically provided to any Policy owner who does not have the lapse protection benefit rider. We will also automatically provide this rider to any Policy owner who terminates the lapse protection benefit rider. While this rider is in force, if you pay the monthly guarantee premiums your Policy will not lapse and we will provide a death benefit depending on the death benefit option you chose. There is no charge for the rider.

The rider provides a guarantee, explained below, until the earlier of:

   .   The 20/th/ Policy anniversary; or

   .   The Policy anniversary nearest the insured person's 95/th/ birthday.

   There are a few features about this rider that you should consider when applying for the Policy. If you elect this charge-free rider, you cannot purchase the lapse protection benefit rider. Conversely, if you purchase the lapse protection benefit rider, you cannot elect this rider. Since both riders can provide protection against the Policy's lapse, you will need to decide which rider is better for you. First, there is no charge for this rider. While you may find that the charge for the lapse protection benefit rider is affordable, the charge nevertheless results in less accumulation value for investment in the Policy's variable investment options, unless you pay more premiums to offset the charge. Second, this rider's potential benefit is limited to only a maximum of 20 Policy years. However, the need for life insurance varies from person to person, and often is a consideration based on how dependent family members are on the health and income of the insured person. If you anticipate that in 20 years, family members will no longer depend on your income, you may want to elect this rider. If you are concerned that your responsibilities will be longer than 20 years, you may want to elect the lapse protection benefit rider. Each rider has funding requirements that require your understanding before you decide between the two.

   Page 3 of your Policy will specify a "Monthly Guarantee Premium." You must pay the monthly guarantee premiums to keep the rider in force.

   Policy months are measured from the "Date of Issue" that will be shown on page 3 of your Policy. On the first day of each Policy month that you are covered by the rider, we determine if the monthly guarantee premium requirement has been met, as follows:

   . if the sum of all premiums paid to date, minus withdrawals and minus any outstanding Policy loan amount, equals or exceeds

   . the sum of all monthly guarantee premiums, beginning with the date of issue and including the monthly guarantee premium for the then-current month, then you have met the monthly guarantee premium requirement.

   As long as you have met the monthly guarantee premium requirement, your Policy will not enter a grace period, or terminate (i.e., lapse) because of insufficient cash surrender value. See "Policy Lapse and Reinstatement" on page 74.

   If you do not meet the monthly guarantee premium requirement, we will notify you in writing within 30 days. The 20-year benefit rider will remain in force during the 61-day period that follows failure to meet the monthly guarantee premium requirement. The notice will advise you of the amount of premium you must pay to keep the rider from terminating. If you do not pay the amount required to keep the rider in force by the end of the 61-day period, the rider will terminate and cannot be reinstated.

   If the 20-year benefit rider terminates and the cash surrender value is insufficient, the Policy will then lapse unless you pay an amount of premium sufficient to keep the Policy from lapsing. However, the 20-year benefit rider will not be reactivated even if you pay enough premium to keep your Policy from lapsing.

   Whenever you increase or decrease your specified amount, change death benefit options, add or delete another benefit rider or change premium class, we calculate a new monthly guarantee premium. These changes will not affect the terms or the duration of the rider. The amount you must pay to keep the rider in force will increase or decrease. We can calculate your new monthly guarantee premium as the result of a Policy change, before you make the change. Please contact either your insurance representative or the Administrative Center shown under "Contact Information" on page 5 for this purpose.

   . For increases in the specified amount, the new monthly guarantee premium is calculated based on the insured person's age on the effective date of the increase, and the amount of the increase.

   . For decreases in the specified amount, the new monthly guarantee premium is adjusted on a pro-rata basis. For instance, if the specified amount is reduced by one-half, the monthly guarantee premium is reduced by one-half.

   . For the addition or deletion of any other benefit rider, the monthly guarantee premium will be increased or decreased by the amount of the charge for the rider.

   . For a change in premium class, the new monthly guarantee premium is calculated based on the insured person's attained age and the new premium class.

   The monthly guarantee premium requirement must be met each Policy month for the duration of the 20-year benefit rider, or the rider will be subject to termination.

   Lapse Protection Benefit Rider. This rider is a benefit that currently is automatically provided to any Policy owner whose Policy does not have the 20-year benefit rider (see "20-Year Benefit Rider" on page 46). This rider provides a Continuation Guarantee benefit that can keep your Policy from lapsing. There is a charge for this rider. The current charge is $0.35 each month for each $1000 of the Policy's net amount at risk. The charge is for a 38 year old male who is in good health and does not use tobacco products. You may elect at any time to terminate this rider, including at the time you apply for the Policy or at the time your Policy is issued. If you decline or terminate the Policy, the charge will cease as of the termination date.

   The previous rider discussed, the 20-year benefit rider, may be more suitable for your needs than this rider. Please be sure to read the first few paragraphs of discussion for the 20-year benefit rider, found on page 46. The discussion may help you decide which of the two riders is better for your circumstances.

   CONTINUATION GUARANTEE ACCOUNT AND HOW IT WORKS. The Continuation Guarantee Account creates a reference value used to determine whether a Continuation Guarantee benefit is in effect. Unlike the Policy, the Continuation Guarantee Account does not have an actual cash value or cash surrender value. The Continuation Guarantee Account value starts in the same manner as the Policy value. Afterward premiums are credited and deductions are made, so that the Continuation Guarantee Account will increase or decrease.

   After the Policy is issued and the Continuation Guarantee Account has been established, its value is calculated in a manner similar to your actual Policy value. We determine the Continuation Guarantee Account value however, by using different charges and credits and a different interest rate. The charges and credits are made monthly. The interest rate is guaranteed and is used to credit the Continuation Guarantee Account value, but not your Policy value. Except as stated in this rider, the table of Continuation Guarantee cost of insurance rates and all other Continuation Guarantee charges are guaranteed not to change. The Continuation Guarantee interest rate is found in your Policy Schedule. The initial charges are found in your Policy Schedule and in the rider. The Continuation Guarantee Account has no impact on your death benefit, accumulation value or Policy value.

   CONTINUATION GUARANTEE BENEFIT. This benefit is provided under the lapse protection benefit rider by using a Continuation Guarantee Account defined above. So long as you have the lapse protection benefit rider and you have paid the monthly guarantee premiums to date that are required by the rider, the Continuation Guarantee benefit will be in effect. This means that if you continue to meet the rider's monthly guarantee premium requirement:

   .   the Continuation Guarantee benefit will be in effect;
   .   your Policy will not lapse; and
   .   we will guarantee a death benefit.

   On the first day of each Policy month that you are covered by the rider and you have made no Policy changes to date, we know if the Continuation Guarantee benefit is in effect by determining if the Continuation Guarantee Account value is zero or greater. The necessary value is assured in the following manner:

   If the premium paid on the first day of each Policy month equals or exceeds the sum of (i) plus (ii) where

       (i) equals your Policy's specified amount multiplied by the applicable Monthly Continuation Guarantee Cost of Insurance Rate (these rates are found in the rider's Table of Monthly Continuation Guarantee Cost of Insurance Rates), divided by 1000; and

       (ii) equals the monthly charges for all other Policy riders (excluding this rider), calculated, where applicable, using the rates from the same table used in (i) above,

   then your Continuation Guarantee benefit will be in effect.

   Stated differently, if you continue to meet the rider's monthly guarantee premium requirement, your Policy will not enter the grace period or lapse even if there is not enough cash surrender value to cover your current monthly deductions and even if the Policy's cash surrender value has declined to zero. However, there must be enough Policy value available to pay any Policy loan interest due. As a result, you may need to pay additional premium to keep loan interest payments current.

   RISK OF PAYING INSUFFICIENT PREMIUMS. As just noted, the Continuation Guarantee benefit can keep your Policy from lapsing, but there are certain premium payment obligations you must meet. It is possible for you to pay insufficient premiums to keep the Continuation Guarantee benefit in force. At that point you should consider if you are planning to pay enough premium to restore the Continuation Guarantee benefit. On the other hand you can terminate the rider. If you do not terminate the rider you will still be assessed a charge for the rider. If you elect this rider your insurance representative and you should carefully review your responsibility to pay sufficient Policy premiums in order to keep the Continuation Guarantee benefit in force. The Continuation Guarantee Account and its potential benefit are discussed in the rest of this section.

   CHARGE AGAINST THE POLICY'S ACCUMULATION VALUE. The charge for this rider will be deducted monthly from the Policy's accumulation value, but not from the Continuation Guarantee Account value. The charge is based on the insured person's age, sex, premium class and net amount at risk. We assess a separate charge per $1,000 of net amount at risk attributable to the Policy's total specified amount.

   CHARGES AGAINST THE CONTINUATION GUARANTEE ACCOUNT. The following four charges are not deducted from the Policy's accumulation value. They are, however, deducted from the Continuation Guarantee Account value and are used only to determine if the Policy's Continuation Guarantee is in effect:

   . Continuation Guarantee Monthly Administration Fee. We show the Continuation Guarantee Monthly Administration Fee on your Rider Schedule. This monthly fee is currently zero. However, we reserve the right to change this charge for Policies we issue in the future.

   . Continuation Guarantee Premium Expense Charge. This charge is calculated by multiplying the amount of each premium when it is paid by the Continuation Guarantee Premium Expense Charge Percentage ("Percentage") of a maximum of 65% of both the Continuation Guarantee target premium, as well as all amounts in excess of the target premium. The Percentage is determined based on the age, gender and health of the insured person. The target premium is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. The Percentage used for each Policy owner will not change for the life of the Policy. We reserve the right, however, to use different Percentages for Policies we issue in the future. This includes our right to use one Percentage in the same Policy for the amount of each premium up to the Continuation Guarantee target premium, and a different Percentage for the amount in excess of the target premium.

   . Continuation Guarantee Monthly Expense Charge. We currently issue AG Platinum Choice with zero as the charge for all Policy owners. The charge is guaranteed to remain zero for the life of the Policy. However we reserve the right to assess a charge for future Policy owners. If we do so, the charge will be guaranteed for the life of those Policies. For Policy owners with a higher charge than zero, a Continuation Guarantee Monthly Expense Charge will be deducted monthly from the Continuation Guarantee Account value. This charge will depend on the amount of Continuation Guarantee specified amount and the insured person's sex, age and premium class (the Continuation Guarantee specified amount is the same as the Policy's specified amount). The initial amount and duration of this charge will be shown on the Policy's Rider Schedule. The charge will also apply to any increase in the specified amount. The duration of this charge for an increase in the specified amount will be the same as for the initial specified amount. We will notify you of the new charge on account of any increase in specified amount in an endorsement to the Policy. Any decrease in the specified amount will not change the amount or duration of the Continuation Guarantee Monthly Expense Charge in effect at the time of the decrease.

   . Continuation Guarantee Cost of Insurance Charge. A Continuation Guarantee Cost of Insurance Charge will be deducted monthly from the Continuation Guarantee Account value. The rider contains a table of cost of insurance rates used to determine this charge. The cost of insurance rate will vary based on the insured person's sex, age, specified amount, and premium class, as well as the Policy year. An example of how we calculate the Continuation Guarantee Cost of Insurance Charge can be found beginning on page 50 under "Continuation Guarantee Enhancement," and in the section that follows on page 51, "Continuation Guarantee Account Threshold Value."

   TWO ESSENTIAL ELEMENTS OF THE CONTINUATION GUARANTEE ACCOUNT. The next two sections cover a couple of things you need to know about the Continuation Guarantee Account. One is the Continuation Guarantee Enhancement. The other is the Continuation Guarantee Account Threshold Value. These discussions should help in your understanding further details about the mechanics of the Continuation Guarantee Account.

   CONTINUATION GUARANTEE ENHANCEMENT. This feature provides the Policy owner with the opportunity to receive a reduction in the Continuation Guarantee cost of insurance charges (CG COI Charges). The CG COI Charges will be reduced by the CG Premium Expense Charge Percentage (this value is found in the Policy's Rider Schedule). This reduction is called the Continuation Guarantee Enhancement. During the first two Policy years, the CG COI Charges are automatically reduced by the applicable Continuation Guarantee Premium Expense Charge Percentage each Policy year. Beginning with the second Policy anniversary, and on each Policy anniversary thereafter, the Policy will be eligible for the Continuation Guarantee Enhancement if the sum of premiums paid for the twenty-four Policy months immediately preceding the Policy anniversary equals or exceeds a threshold premium level. The threshold premium level is found in the Policy's Rider Schedule. If the requirements of the Continuation Guarantee Enhancement are met, the reduction referred to above will be in effect for the entire upcoming Policy year.

   For example, for the representative person we are discussing, a 38 year old male, his Policy has just reached its second Policy anniversary. Let's assume he paid $2,585 annually at the beginning of Policy year one and again at the beginning of Policy year two. The sum of the premiums paid for the prior twenty-four months then would be $2,585 + $2,585, which equals $5,170. The requirement to qualify for the Continuation Guarantee Enhancement is $2,584. The value is also shown in the Rider Schedule. Since the premiums paid exceed the requirement, the Policy qualifies for the Enhancement for each month of the third Policy year.

To follow this example further, in the first Policy month of the third Policy year:
The CG COI Charge = $126.10
The CG Premium Expense Charge Percentage = 55%
The CG COI Charge after the Continuation Guarantee Enhancement

=  $126.10 * (1 - .55)
=  $126.10 * (.45)      =      $56.74

   The reduced CG COI Charge is a factor helping to keep the Continuation Guarantee in force. The next section discusses another important factor.

   CONTINUATION GUARANTEE ACCOUNT THRESHOLD VALUE. This value is used to determine what interest rate is credited to your Policy's Continuation Guarantee Account value each month. For Continuation Guarantee Account values equal to or less than the Continuation Guarantee Account Threshold Value, the CG Interest Rate applies. For Continuation Guarantee Account values in excess of the Continuation Guarantee Account Threshold Value, the CG Excess Interest Rate applies.

   For example, at the beginning of Policy year three, the same representative person, a 38 year old male, has paid a premium of $2,585. His Continuation Guarantee Account value prior to crediting interest at the end of the first month (which has 30 days) of the third Policy year is $2,194.10. The Continuation Guarantee Account Threshold Value at this time is $2,192.90. The first $2,192.90 receives interest crediting at the CG Interest Rate of 0.01597% daily (6.00% annually). The amount in excess of the Continuation Guarantee Account Threshold Value of $2,194.10 - $2,192.90 equals $1.20. That $1.20 receives interest crediting at the CG Excess Interest Rate of 0.01597% daily (6.00% annually). Note, in this case the rates are the same because we have set both interest rates at the same level. These rates can vary. We reserve the right to change either or both of these rates going forward for new Policy owners.

   Continuing with this example, the first $2,192.90 receives credited interest of $10.67 based on the CG Interest Rate. The excess of $1.20 will receive credited interest of $0.01 based on the CG Excess Interest Rate. The total interest credited to the Continuation Guarantee Account value is $10.67 + $0.01 = $10.68 for the first month of Policy year three.

   Pulling it all together, here's how the Continuation Guarantee Account value works for the first Policy month after the second Policy anniversary.

Policy Information:
Insured: Male, Age 38, preferred nontobacco
Specified Amount = $360,000
Continuation Guarantee Account value at the second Policy anniversary =
$1,087.59

Premium applied to Continuation Guarantee Account value at the beginning of Policy year three = $2,585

Charges and Loads:
   CG Premium Expense Charge Percentage = 55%
   CG COI Charge, adjusted for the Continuation Guarantee Enhancement = $56.74

Interest Credited to the CG Account Value in the first Policy month = $10.68

Continuation Guarantee Account Value end of the first month
=  Continuation Guarantee Account Value beginning of first month +
Premium - CG Premium Expense Charge - CG COI Charge + CG interest credited

=  $1087.59 + $2,585.00 - ($2,585 * 55%) - $56.74 + $10.68

=  $1087.59 + $2,585.00 - $1421.75 - $56.74 + $10.68

=  $2,194.10 + $10.68 = $2,204.78

   EXAMPLE OF THE CONTINUATION GUARANTEE BENEFIT PRESERVING THE POLICY FROM LAPSING. Let's take another look at the representative person (a 38 year male), whose Policy we've examined to observe how his Continuation Guarantee Account value is determined, and to learn if the Continuation Guarantee Account is positive, which means the Continuation Guarantee benefit is in force. Let's see, through taking a look at a couple of scenarios, if the Account can actually be of any value to the representative person.

   To see the value, if any, of the Continuation Guarantee Account in our example, we need to take a look at the annual premium, the Policy's accumulation value at the end of the Policy year examined, the cash value at the end of the same Policy year, and the death benefit at the end of the same Policy year. We also have to assume that the cash value (the value used to actually pay Policy charges and expenses, but not to credit or charge the Continuation Guarantee Account) has been credited with three different rates of return over the life of the Policy: 6% per annum, 3% per annum, and 0% per annum. Keep in mind that cash value increases can come from investment performance and from additional premiums.

   Here are three charts of values at 6%, 3% and 0% rates of return per annum, for the representative person, at the end of Policy years 1, 15, 30, 40, 41, 44, 50, 53 and 67. The Owner reaches age 105 in the 67/th/ Policy year.

                               At 6% Per Annum

                         End of Year                               End of Year
End of Policy   Annual   Accumulation  End of Year  End of Year    CG Account
     Year       Premium  Value         Cash Value   Death Benefit  Value
      1         $  2,585 $         913    - 0 -     $      360,000 $        527
      15        $  2,585 $      37,129 $     37,129 $      360,000 $     12,466
      30        $  2,585 $     128,785 $    128,785 $      360,000 $     54,650
      40        $  2,585 $     242,969 $    242,969 $      360,000 $    114,669
      41        $  2,585 $     258,304 $    258,304 $      360,000 $    122,333
      44        $  2,585 $     311,153 $    311,153 $      360,000 $    147,266
      50        $  2,585 $     456,823 $    456,823 $      479,664 $    212,205
      53        $  2,585 $     549,265 $    549,265 $      576,729 $    239,537
      67        $  2,585 $   1,309,442 $  1,309,442 $    1,309,442 $      2,745

                               At 3% Per Annum

                         End of Year                               End of Year
End of Policy   Annual   Accumulation  End of Year  End of Year    CG Account
     Year       Premium  Value         Cash Value   Death Benefit  Value
      1         $  2,585 $         868    - 0 -     $      360,000 $        527
      15        $  2,585 $      29,736 $     29,736 $      360,000 $     12,466
      30        $  2,585 $      74,435 $     74,435 $      360,000 $     54,650
      40        $  2,585 $      96,299 $     96,299 $      360,000 $    114,660
      41        $  2,585 $      96,703 $     96,703 $      360,000 $    122,333
      44        $  2,585 $      94,040 $     94,040 $      360,000 $    147,266
      50        $  2,585 $      60,699 $     60,699 $      360,000 $    212,205
      53        $  2,585 $       9,650 $      9,650 $      360,000 $    239,537
      67        $  2,585     - 0 -        - 0 -     $      360,000 $      2,745

                                At 0% Per Annum

                         End of Year                               End of Year
End of Policy   Annual   Accumulation  End of Year  End of Year    CG Account
     Year       Premium  Value         Cash Value   Death Benefit  Value
      1         $  2,585 $         823    - 0 -     $      360,000 $        527
      15        $  2,585 $      24,005 $     24,005 $      360,000 $     12,466
      30        $  2,585 $      43,995 $     43,995 $      360,000 $     54,650
      40        $  2,585 $      33,929 $     33,929 $      360,000 $    114,669
      41        $  2,585 $      27,597 $     27,597 $      360,000 $    121,022
      44         - 0 -   $       2,718 $      2,718 $      360,000 $    120,454
      50         - 0 -       - 0 -        - 0 -         LAPSED     $    (36,032)
      53          N/A         N/A          N/A           N/A            N/A
      67          N/A         N/A          N/A           N/A            N/A

We need a few assumptions to make these charts of any value:
   .   The crediting rate (6%, 3%, or 0%) is the same for each Policy year;
   .   The Owner never makes any material changes to the original coverage;
   . The Owner pays premiums at a level the sales illustration projected on a current basis, which would extend the Policy to maturity at the insured person's age 105;
   . With 0% credited rate, the owner nevertheless decides to stop paying premiums after 40 years; and
   . All premium payments are in full and paid as scheduled. The monthly guarantee premium requirement is met each time a premium is paid.

The Policy values charts now tell us that:

   . At 6%, the owner had no need for the Continuation Guarantee benefit, as he maintained a strong accumulation value and cash value, more than able to meet the monthly charges. The monthly guarantee premium requirement was always met. The Continuation Guarantee benefit was also activated for all years because there is a positive Account value for all years. When the Policy matures at the Owner's age 105, the Policy's cash value is $1,309,442 and the Continuation Guarantee Account value is $2,745.

   . At 3%, the Owner pays annual premiums of $2,585, and the monthly guarantee premium requirement was always met. However the Policy's performance, beginning in the 53/rd/ Policy year, finally provides insufficient accumulation value and cash value to cover the Policy charges. The Continuation Guarantee Account value for that Policy year is $239,537, which provides enough Account value to cover all of the Continuation Guarantee Account charges until the maturity date of the Policy in its 67/th/ Policy year, when the Owner is age 105.

   . At 0%, recall that the Owner decides to stop paying premiums beginning with Policy year 41. The Owner intended to pay annual premiums of $2,585 until age 105 but stopped paying at age 79. The Owner had always met the monthly guarantee premium requirement. In Policy year 41 the Continuation Guarantee Account value is $121,022. The accumulation value and cash value of $27,597 in that same Policy year is more than sufficient to keep the Policy in force for a while, but only until Policy year 44. In Policy year 44 the Continuation Guarantee Account value is $120,454, more than enough in this case to cover the charges to the Continuation Guarantee Account. So the Continuation Guarantee benefit is available to keep the Policy in force until Policy year 50, when the Continuation Guarantee Account value is negative and the Policy lapses.

This example is hypothetical, because its assumptions are not going to occur in real time. However, it does show that there are potential scenarios where the Continuation Guarantee benefit is of no use, it allows a Policy to remain in force longer when premium payments stop, and sometimes it provides exactly the benefit needed to allow the Policy to mature.

   ADDITIONAL POTENTIAL ADJUSTMENTS TO THE CONTINUATION GUARANTEE ACCOUNT VALUE. We make the following additional adjustments to the Continuation Guarantee Account value. These charges apply depending on choices the Policy owner makes after the Policy is issued.

   . An amount equal to the guaranteed monthly charges for any other riders you have selected will be deducted (which may differ from the current monthly charges you actually pay as a part of the Policy's monthly charge).

   .   An amount equal to any partial surrenders will be deducted.

   . An amount equal to any surrender charges due to any decrease in the Policy's specified amount will be deducted.

   . An amount equal to the gross amount of Policy loans will be deducted from the value. Loan repayments will be added to the value.

   We have a procedure regarding premium we receive later than its due date. When we determine the Continuation Guarantee Account value we credit any premium we receive later than its due date as if the premium had been received on the due date, provided we receive the premium within a 28-day window following the due date. Any premium received in the 28-day window will be allocated upon actual receipt to the investment options you have chosen. No investment gains or losses are credited to the time between the due date and actual receipt of the premium.

   We also have a procedure for the receipt of cash surrender value from another insurance company. If the source of any premium applied to the Continuation Guarantee Account is cash surrender value from a policy issued by another company (a rollover that qualifies under Section 1035 of the Code), it will be applied as if it were received on your Policy's date of issue.

   INVESTMENT REQUIREMENTS - If you elect the lapse protection benefit rider, you must allocate a minimum 25% of your total accumulation value, less Policy loans, to the Dynamic Allocation Fund.

   In addition, the investment options listed below are designated as restricted investment options. This means that we will limit the total amount of your accumulation value, less Policy loans, that may be invested in the restricted investment options of your Policy to 30% of your accumulation value.

   If your Policy has the lapse protection benefit rider, we will enroll you in our automatic rebalancing program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your premium allocation instructions. Under automatic rebalancing, your accumulation value is automatically reallocated to the investment options in percentages that correspond to your then current and compliant premium allocation designation. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your Policy's allocations going outside the investment requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for the Dynamic Allocation Fund and the restricted investment options.

   Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer which will replace any previous rebalancing instructions you may have provided.

   If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, by contacting our Administrative Center. See "Automatic rebalancing" on page 37.

   You may choose to rebalance more frequently than quarterly, provided we offer more frequent rebalancing.

   The restricted investment options are:

   .   American Funds IS Global Growth Fund - Class 2

   .   American Funds IS International Fund - Class 2

   .   Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2

   .   Invesco V.I. Global Real Estate Fund - Series I Shares

   .   Invesco V.I. International Growth Fund - Series I Shares

   .   MFS(R) VIT New Discovery Series - Initial Class

   .   Oppenheimer Global Fund/VA - Non-Service Shares

   .   PIMCO CommodityRealReturn(R) Strategy Portfolio - Administrative Class

   .   VALIC Co. I Emerging Economies Fund

   .   VALIC Co. I Foreign Value Fund

   .   VALIC Co. I International Equities Index Fund

   .   VALIC Co. I Science & Technology Fund

   .   VALIC Co. I Small Cap Index Fund

   Here is an example that shows how the investment requirements work for the restricted investment options:

   Let's say your total accumulation value is $1,000 and you have an outstanding loan of $300.

   We will limit the total amount of accumulation value less Policy loans ($1,000 minus $300 = $700) that may be invested in restricted investment options to 30% of your total accumulation value less Policy loans, which is $210 (30% of $700 = $210). If, because of performance, the total amount invested in restricted investment options increases to greater than 30% of your total accumulation value less Policy loans (greater than $210), you will not be in compliance with the 30% requirement. However your rights under this rider are unaffected even though you are not in compliance. In addition you will be brought into compliance through "automatic rebalancing" as explained in the rest of this section.

   Before you elect the lapse protection benefit rider, you and your financial advisor should carefully consider whether the investment requirements associated with the lapse protection benefit rider meet your investment objectives and risk tolerance.

   The investment option restrictions may reduce the need to rely on the guarantees provided by the lapse protection benefit rider because they allocate your accumulation value across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, returns under your investment option choices by allocating your accumulation value more aggressively.

   If you elect to terminate the lapse protection benefit rider, all of the investment option restrictions will also terminate.

   We reserve the right to change the investment option restrictions at any time for Policies we issue in the future. We may also revise the investment option restrictions for any existing Policies to the extent that investment options are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment option restrictions due to deletions, substitutions, mergers or reorganizations of the investment options.

   REINSTATEMENT. If your Policy lapses, this rider will also lapse. We will reinstate this rider by written request if your Policy is reinstated at the same time. The reinstated rider will be in force from the same date that the Policy is reinstated.

   TERMINATION. This rider will terminate if:

     .   you elect to terminate this rider;

     .   the Policy terminates or matures;

     . automatic rebalancing has been discontinued, except when discontinued while there is a 100% allocation of accumulation value to the Fixed Account or to an investment option that is not a restricted investment option as identified above; or

     . you change your automatic rebalancing percentages to allow for less than the required minimum percentage of accumulation value allocated to the Dynamic Allocation Fund, or for more than the permitted percentage of the policy's total accumulation value less Policy loans to be invested in restricted investment options.

   We reserve the right to modify, suspend or terminate the lapse protection benefit rider at any time for prospectively issued Policies.

   Accelerated Access Solution. The Accelerated Access Solution/SM/, also referred to as the Chronic Illness Accelerated Death Benefit Rider, provides you with accelerated benefits if the insured person becomes chronically ill as defined in the rider and all eligibility requirements under the rider are met. This rider may not be available in all states.

   Only the insured person under your Policy is covered by this rider. Accelerated benefits are paid to you or your estate prior to the death of the insured person. You may choose monthly benefit payments or a lump sum payment option. Your accelerated benefit payments may be used for any purpose; however, this rider does not specifically provide long-term care insurance, nursing care insurance or home care insurance. Subject to its availability, you must also elect the Terminal Illness Rider in order to elect this rider. No accelerated benefit will be payable on the basis of any other rider attached to your Policy. You must elect this rider at the time you apply for the Policy. There is a separate charge for each rider. The charge for the Accelerated Access Solution currently is $0.09 for each $1000 of rider net amount at risk for a 38 year old male who is in good health and does not use tobacco products. You may later elect to terminate this rider. If you do so, the charge will cease.

   THE RIDER'S EFFECT ON THE POLICY'S DEATH BENEFIT. A significant amount of information about this rider is included in this section. Keep in mind as you review the section that the rider affects the Policy's death benefit in an important way:

   . The Policy's death benefit is reduced by the benefit amounts paid under this rider; and

   . the remaining death benefit is paid to beneficiaries income tax-free under current tax law.

   DEFINITION OF CHRONICALLY ILL. The term "chronically ill" means that the insured person has been certified or re-certified by a licensed health care practitioner within the preceding 12-month period as being unable to perform, without substantial assistance from another person, at least two Activities of Daily Living for a period equal to or greater than the Elimination Period due to a loss of functional capacity; or requiring substantial supervision to protect the insured person from threats to health and safety due to permanent Severe Cognitive Impairment. In Connecticut, the insured person must have been confined for at least six months in a place of residence or in an institution that provides necessary care or treatment for the condition causing the critical illness, and there must be a medical determination that the insured person is expected to remain confined until death.

   Activities of Daily Living, as defined by the rider, are:

   . Bathing: Washing oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.

   . Continence: The ability to maintain control of bowel and bladder functions; or, when unable to maintain control of bowel or bladder functions, the ability to perform the associated personal hygiene (including caring for catheter or colostomy bag).

   . Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   . Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table), or by feeding tube, or intravenously.

   . Toileting: Getting to and from the toilet, getting on and off the toilet and performing associated personal hygiene.

   .   Transferring: Moving into or out of a bed, chair, or wheelchair.

   Severe Cognitive Impairment means a loss or deterioration in intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia. Severe Cognitive Impairment is measured by clinical evidence and standardized tests that reliably measure impairment in the insured person's short-term or long-term memory; orientation as to people, places or time; and deductive or abstract reasoning.

   An insured person's chronic illness must be certified or re-certified by a licensed health care practitioner. For the purposes of the rider, a licensed health care practitioner may not be an immediate family member of the insured person. A licensed health care practitioner is defined as a physician, a registered professional nurse, a licensed social worker, or any other individual who meets such requirements as may be prescribed by the Secretary of the Treasury of the United States.

   The Elimination Period is a period of consecutive days, as shown on the rider schedule page, which must expire before the insured person becomes eligible for accelerated benefit payments under the rider. Such period begins on the day we receive certification or re-certification that the insured person is chronically ill.

   BENEFIT PERIOD. The benefit period is defined as the initial 12-month period commencing with the first monthly deduction day after we approve a request for an accelerated benefit and each subsequent 12-month period which begins on the first monthly deduction day following the end of the most recent benefit period. In order to receive accelerated benefit payments during a particular benefit period, we must receive certification or re-certification of the insured person's chronic illness for that benefit period, and the insured person must meet the eligibility requirements listed below. We must receive a certification for the initial benefit period, and a re-certification for each benefit period thereafter.

   ELIGIBILITY FOR BENEFITS. While your Policy and this rider are in force, you will become eligible, each benefit period, for accelerated benefit payments during the life of the insured person when each of the following conditions is met:

   . We receive and approve your written request for an accelerated benefit under this rider;

   .   We receive and accept the certification or re-certification;

   . We receive written consent from any irrevocable beneficiaries or assignee of record for accelerated benefits;

   .   The Elimination Period, unless waived, has expired; and

   . The insured person is chronically ill at the time a benefit payment is made.

   LIFETIME MAXIMUM BENEFIT. The lifetime maximum benefit payable under the rider is equal to:

   .   The lesser of (a) and (b) where:

       (a) Equals the lifetime maximum benefit percentage multiplied by the death benefit (excluding riders/endorsements) at the time all of the conditions in the Eligibility for Benefits section are first satisfied; and
       (b)  Equals the lifetime dollar limitation;

   . Reduced by any outstanding lien against the Policy resulting from any other accelerated death benefit endorsement or rider attached to the Policy.

   The lifetime maximum benefit percentage and the lifetime dollar limitation are shown on the rider schedule. The lifetime maximum benefit will be reduced by the amount of each monthly benefit, described below, when it is paid to you. The amount of each monthly benefit is calculated prior to any adjustment for Policy loan repayment or any discount under the lump sum option.

   MONTHLY BENEFIT. The monthly benefit is the amount paid each month beginning on the first monthly deduction day following the date that the Insured becomes eligible for monthly benefits. For each benefit period, you may, by written request to us, select your monthly benefit amount. Such amount must not be less than the minimum monthly benefit, shown on the rider schedule, or more than the maximum monthly benefit. If you do not select a monthly benefit amount, the monthly benefit will be the maximum monthly benefit. However, if the maximum monthly benefit amount would result in our paying you fewer than 12 monthly payments, we will calculate the monthly benefit amount for payments to be paid for 12 consecutive months.

   MAXIMUM MONTHLY BENEFIT. The maximum monthly benefit you selected is shown on the rider schedule. If you selected the monthly equivalent of the per diem limitations declared by the Internal Revenue Service, your maximum monthly benefit is the lesser of:

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service at the time all of the conditions in the Eligibility for Benefits section above are first satisfied; and

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service on the rider date of issue, increased annually by the annual increase percentage shown on the rider schedule.

   If you selected a percentage of the lifetime maximum benefit, the maximum monthly benefit amount is the least of:

   . The maximum monthly benefit percentage, shown on the rider schedule, multiplied by the lifetime maximum benefit at the time all of the conditions in the Eligibility for Benefits section above are first satisfied; and

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service at the time all of the conditions in the Eligibility for Benefits section above are first satisfied; and

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service on the rider date of issue, increased annually by the annual increase percentage shown on the rider schedule.

   CHANGES TO THE MONTHLY BENEFIT. You may change the monthly benefit amount by written request to our Administrative Center at the beginning of each benefit period. Your written request to change the monthly benefit amount must be provided at least 90 days in advance of the beginning of the next benefit period. Any change in the monthly benefit cannot cause the monthly benefit to exceed the maximum monthly benefit. We will adjust the final monthly benefit payment so as not to exceed the lifetime maximum benefit.

   LUMP SUM OPTION. For any benefit period, you may request a lump sum payment option. To change from the lump sum option to monthly benefit payments, you must request the change in writing sent to our Administrative Center at least 90 days in advance of the beginning of the next benefit period.

   The lump sum will equal the sum of the present value of the monthly benefit (before any adjustment for loans) payable each month during the benefit period. The maximum interest rate we use to calculate the present value will not exceed the greater of:

   .   The current yield on 90-day U.S. Treasury Bills; and

   .   The current maximum statutory adjustable policy loan interest rate.

   TRANSFER OF ACCUMULATION VALUE PRIOR TO PAYMENT OF AN ACCELERATED BENEFIT. Upon approval of your request for an accelerated benefit, we will transfer the value of each of the variable investment options to the Fixed Account. Such transfer of your interest in a variable investment option prior to payment of an accelerated benefit will not be subject to a transfer fee and it will not impact your number of available free transfers. While you are receiving accelerated benefit payments, all premium payments will be allocated to the Fixed Account and transfers out of the Fixed Account will not be allowed.

   WAIVER OF MONTHLY DEDUCTION. The Policy's monthly deductions and the Continuation Guarantee Account's monthly deductions, if any, will be waived beginning on the date monthly benefits begin under this rider and will continue while the conditions for Eligibility for Benefits are met.

   CLAIMS. Requests for payment of benefits under the rider must be submitted to us in writing at our Administrative Center. Upon receipt of the request, we will mail a claim form to you within 15 working days. If the claim form is not sent within this 15-day period, and you provide proof that the insured person is chronically ill in a format other than our claim form, you will be deemed to have complied with the claim requirement. Such proof must include, but is not limited to, a certification or re-certification statement signed by a licensed health care practitioner certifying that the insured person is chronically ill. We will pay benefits immediately upon receipt of due written proof of eligibility.

   IMPACT OF CHANGES IN THE SPECIFIED AMOUNT. If the specified amount of the Policy is increased under the terms of the Policy, the lifetime maximum benefit may also be increased, subject to the lifetime dollar limitation. We will require an application and evidence of insurability satisfactory to us for any increase in the lifetime maximum benefit. An increase will be effective on the monthly deduction day on or next following the date the application for increase is approved by us.

   If the specified amount of the Policy is reduced, the lifetime maximum benefit may be reduced. No increases in specified amount are permitted during any benefit period.

   IMPACT ON POLICY. Each monthly benefit payment will reduce certain policy components by a proportional amount. This proportion will equal the monthly benefit payment, before reduction for repayment of Policy loans, divided by the death benefit immediately before the payment. The components that will be reduced by this provision are the accumulation value and the specified amount;

and, as applicable, surrender charges, Continuation Guarantee Account value, monthly guarantee premium, and Policy loan amount.

   An amount equal to the reduction in policy loan value will be applied as a loan repayment, and thus will reduce the accelerated benefit payments. If death benefit Option 2 is in effect, the death benefit Option will be changed in death benefit Option 1 prior to the first accelerated benefit payment. This means that the death benefit will automatically be equal to the specified amount as of the date of death. No further death benefit Option changes are permitted during any benefit period.

   EFFECTS OF ACCELERATED BENEFIT PAYMENTS. You should consider that receiving or having the contractual right to receive any accelerated benefit payment may affect your eligibility for Medicaid, Supplemental Security Income (SSI), or other government benefits or entitlements. You should contact the Medicaid Unit of Your local Department of Public Welfare and the Social Security Administration for more information. If you initiate an accelerated benefit claim during the contestability period of the Policy to which this rider is attached or the contestability period of a reinstatement of the Policy, the entire Policy may be rescinded if any material misrepresentation of any information was made on the insurance application for the Policy or on an applicable reinstatement application. Similarly, if you initiate an accelerated benefit claim during the contestability period of an increase in the specified amount, that increase may be rescinded if any material misrepresentation of any information was made on the insurance application for the increase in specified amount.

   RIDER COST OF INSURANCE. The monthly cost of insurance for this rider will be added to the monthly deduction for the Policy. The maximum rider cost of insurance rates per $1000 of rider amount at risk are shown on the rider schedule. We can use rider cost of insurance rates that are lower than the maximum rates. Any change in rates will apply to all riders in the same premium class as this rider.

   We calculate the cost of insurance for this rider on each monthly deduction day. The rider cost of insurance is equal to:

   .   The applicable rider cost of insurance rate per unit; multiplied by
   .   The rider net amount at risk; divided by
   .   1,000.

The rider net amount at risk under this provision is equal to the least of:

   . The lifetime maximum benefit percentage, multiplied by the death benefit on the monthly deduction day; and

   .   The remaining lifetime maximum benefit on the monthly deduction day; and

   . The net amount at risk for the Policy to which this rider is attached on the monthly deduction day.

   COST OF INSURANCE FOR THE CONTINUATION GUARANTEE ACCOUNT FOR THIS RIDER. If the Policy to which this rider is attached contains a continuation guarantee account, the rider cost of insurance for the continuation guarantee account is equal to:

   .   The applicable rider cost of insurance rate per unit; multiplied by
   .   The rider net amount at risk; divided by
   .   1,000.

The rider net amount at risk under this provision is equal to the least of:

   . The lifetime maximum benefit percentage, multiplied by the death benefit on the monthly deduction day; and

   .   The remaining lifetime maximum benefit on the monthly deduction day; and

   . The continuation guarantee account's net amount at risk for the Policy to which this rider is attached on the monthly deduction day.

   INCONTESTABILITY. We will not contest payment of any accelerated benefit after this rider has been in force during the insured person's lifetime for 2 years from the rider date of issue. If the Policy to which this rider is attached lapses and is subsequently reinstated, this rider will not be contested after it has been in force during the insured person's lifetime for 2 years following the date we approve our reinstatement application.

   REINSTATEMENT. If the Policy and this rider terminate at the same time, and the Policy is reinstated, this rider will also be reinstated, subject to evidence of insurability provided to us. (See "Policy Lapse and Reinstatement" on page 74.)

   LIMITATIONS. The accelerated benefit will be subject to the following limitations:

   . This benefit is not intended to allow third parties to cause you to involuntarily access the Policy proceeds payable to the named Beneficiary. Therefore, the accelerated benefit will not be available if you are required to request it for any third party, including any creditor, government agency, trustee in bankruptcy or any other person or as the result of a court order;

   . If the insured person dies after a request for any accelerated benefit has been submitted and before you receive an accelerated benefit payment, such request will be voided and the Policy's death benefit will be payable; and

   . If the insured person dies before all accelerated benefit payments have been received, all remaining payments will be voided and the Policy's death benefit will be payable, subject to all other Policy provisions.

   TERMINATION. This rider will terminate upon the earliest of:

   .   The date the Policy terminates; or

   . Any date requested by you in writing, as long as such date is within the period during which a cost of insurance for the rider is payable; or

   . The date we approve a written request from you under an accelerated death benefit rider attached to the Policy to accelerate the Policy's death benefit because of the insured person's terminal illness;

   .   The date the lifetime maximum benefit equals zero; or

   . The date a partial surrender or a new policy loan is taken under the Policy during a benefit period.

   We will pay benefits under the rider after it has terminated if, while the rider was in force, all conditions of the Eligibility of Benefits provision were met and the insured person was chronically ill.

Tax Consequences of Additional Rider Benefits

   Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 75. You should consult a qualified tax advisor.

                              POLICY TRANSACTIONS

   The following transactions may have different effects on the accumulation value, death benefit, specified amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features" on page 29. Certain transactions also include charges. For information regarding other charges, see "Charges Under the Policy" on page 70.

Withdrawing Policy Investments

   Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that an AG Platinum Choice VUL Policy will have any cash surrender value during at least the first year.

   Partial surrender. You may, at any time after the first Policy year and before the Policy's maturity date, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $100,000.

   If the Option 1 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $100,000. We will take any such reduction in specified amount in accordance with the description found under "Decrease in coverage" on page 39.

   You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

   We assess a $10 partial surrender processing fee for each partial surrender.

   Option to convert to paid-up endowment insurance. If your Policy was issued in Florida, you have the option to have the Policy endorsed as a non-participating non-variable paid-up endowment life insurance policy. Any riders you have elected terminate when you exercise this option. Here is the information you should know about this option:

   . we use your original Policy's cash surrender value as a single premium for the new policy;

   . we use the insured person's age at the time you exercise this option to determine how much coverage you will receive (this amount is the new death benefit);

   .   you will owe no additional premiums while the new policy is in force;

   . we will pay the amount of coverage to the beneficiary when the insured person dies and the new policy will terminate; and

   . we will pay the amount of coverage to the owner if the insured person is living at the new policy's maturity date and the new policy will terminate.

   Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day. The minimum amount you can borrow is $500 or, if less, your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day.

   We reserve the right at any time to limit the maximum loan amount to 90% of your accumulation value less any applicable surrender charges. The 90% limit will apply to

   .   all policies regardless of the date of issue; and

   .   any loans taken after the new limit is declared.

   Any loans outstanding when the new limit is declared will be administered under the rules for loans that were in place at the time the loan was taken.

   We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as collateral for the loan. We will credit your Policy with interest on this collateral amount on a monthly basis and at a guaranteed annual effective rate of 4.00% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at the end of each Policy year at a guaranteed annual effective rate of 4.75%. Loan interest accrues daily. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

   You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

   You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from the Fixed Account. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

   Preferred loan interest rate. We will charge a lower interest rate on loans available after the first 10 Policy years. We call these "preferred loans." Preferred loan interest is payable in advance. The maximum amount eligible for preferred loans for any year is:

   . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

   . if less, your Policy's maximum remaining loan value at that Policy anniversary.

   . We will always credit your preferred loan collateral amount at a guaranteed annual effective rate of 4.00%. We have full discretion to vary the rate we charge you, provided that the rate:

   . will always be no less than the guaranteed preferred loan collateral annual effective rate of 3.00%, and

   .   will never exceed an annual effective rate of 4.25%.

   Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 121st birthday, unless you have elected to extend coverage to a later date you designate. See "Option to extend coverage," on page 65.

   Option to extend coverage. You may elect to extend your original maturity date to a later date you designate. If you do so, and if the insured person is living on the maturity date, coverage will be continued until the date of death of the insured person.

   To elect this option, you must submit a written request on a form acceptable to us, at least 30 days prior to the original maturity date. You will incur no charge for exercising this option.

   The option provides for a death benefit after your original maturity date equal to the death benefit in effect on the day prior to your original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. Here are the option's additional features:

   .   You may not revoke your exercising this option;

   . No riders attached to this Policy will be extended unless otherwise stated in the rider;

   .   No further charges will be assessed on the monthly deduction day;

   .   You may not pay any new premiums;

   .   Interest on Policy loans will continue to accrue;

   .   You may repay all or part of a loan at any time; and

   . Your accumulation value in the variable investment options will be transferred to the Fixed Account on your original maturity date.

   Tax considerations. Please refer to "Federal Tax Considerations" on page 75 for information about the possible tax consequences to you when you receive any loan, surrender, maturity benefit or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                POLICY PAYMENTS

Payment Options

   The beneficiary will receive the full death benefit proceeds from the Policy as a single sum, unless the beneficiary elects another method of payment within 60 days after we receive notification of the insured person's death. Likewise, the Policy owner will receive the full proceeds that become payable upon full surrender or the maturity date, unless the Policy owner elects another method of payment within 60 days after we receive notification of full surrender or the maturity date.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options. If the payee dies before all guaranteed payments are paid, the payee's heirs or estate will be paid the remaining payments.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options:

   .   Option 1 - Equal monthly payments for a specified period of time.

   . Option 2 - Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

   . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

   . Option 4 - Proceeds left to accumulate at an interest rate of 1% compounded annually for any period up to 30 years. At the payee's request we will make payments to the payee monthly, quarterly, semiannually, or annually. The payee can also request a partial withdrawal of any amount of $500 or more. There is no charge for partial withdrawals.

   Additional payment Options may also be available with our consent. We have the right to reject any payment Option if the payee is a corporation or other entity. You can read more about each of these Options in the Policy and in the separate form of payment contract that we issue when any such Option takes effect.

   Interest rates that we credit under each Option will be at least 1%.

   Change of payment Option. The owner may give us written instructions to change any payment Option previously elected at any time while the Policy is in force and before the start date of the payment Option.

   Tax impact. If a payment Option is chosen, you or your beneficiary may have adverse tax consequences. You should consult with a qualified tax advisor before deciding whether to elect one or more payment Options.

The Beneficiary

   You name your beneficiary or beneficiaries when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Assignment of a Policy

   You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax advisor before making an assignment.

Payment of Proceeds

   General. We generally will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

   Delay of Fixed Account proceeds. We have the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

   Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

   Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

   .   the NYSE is closed other than weekend and holiday closings;

   .   trading on the NYSE is restricted;

   . an emergency exists as determined by the SEC or other appropriate regulatory authority, such that disposal of securities or determination of the accumulation value is not reasonably practicable; or

   .   the SEC by order so permits for the protection of Policy owners.

   Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

   Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

   . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

   . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

   . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

   Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                        ADDITIONAL RIGHTS THAT WE HAVE

   We have the right at any time to:

   . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

   . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

   . end the automatic rebalancing feature if your accumulation value falls below $5,000;

   . replace the underlying Fund that any investment option uses with another fund, subject to SEC and other required regulatory approvals;

   . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

   . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

   . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

   . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

                   VARIATIONS IN POLICY OR INVESTMENT OPTION
                             TERMS AND CONDITIONS

   We have the right to make some variations in the terms and conditions of a Policy or its investment options. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval and SEC and other regulatory approvals. Here are some of the potential variations:

   Underwriting and premium classes. We may add or remove premium classes. We currently have six premium classes we use to decide how much the monthly insurance charges under any particular Policy will be:

   .   Three Non-Tobacco classes: preferred plus, preferred and standard;

   .   Two Tobacco classes: preferred and standard; and

   .   One Juvenile class: juvenile.

   Various factors such as the insured person's age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. "Tobacco use" refers to not only smoking, but also the use of other products that contain nicotine. Tobacco use includes the use of nicotine patches and nicotine gum. Premium classes are described in your Policy.

   Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace life insurance policies we have issued. Not all types of other insurance are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

   State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

   Expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

                           CHARGES UNDER THE POLICY

   Statutory premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range in the United States from 0.5% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We use this charge to offset our obligation to pay premium tax on the Policies. You may contact our Administrative Center for information about premium tax rates in any state.

   Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 1.78% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

   Premium expense charge. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from each premium payment, we will deduct a maximum of 10.0% from the remaining amount. The current premium expense charge is at a rate of 9.0%. After a Policy has been in effect for 5 years, we will reduce the current premium expense charge to a rate of 5.0%, and after 10 years, to a current rate of 2.0%. The maximum rate is 10% for all Policy years. AGL receives this charge to cover sales expenses, including commissions.

   Daily charge (mortality and expense risk fee). We will deduct a daily charge at a maximum annual effective rate of 0.70% (7/10 of 1%) of your accumulation value that is then being invested in any of the variable investment options. The current daily charge is at an annual effective rate of 0.25%. After a Policy has been in effect for 10 years, we will reduce the daily charge to a maximum annual effective rate of 0.35%, and after 20 years, to a maximum annual effective rate of 0.15%. AGL receives this charge to pay for our mortality and expense risks. For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 73.

   Fees and expenses and money market investment option. During periods of low short-term interest rates, and in part due to Policy fees and expenses that are assessed as frequently as daily, the yield of the money market investment option may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund for the money market investment option are less than the Policy's fees and expenses, the money market investment option's unit value will decrease. In the case of negative yields, your accumulation value in the money market investment option will lose value.

   Monthly administration fee (flat monthly charge). We will deduct $10 from your accumulation value each month. We may lower this charge but it is guaranteed to never exceed $10. AGL receives this charge to pay for the cost of administrative services we provide under the Policies, such as regulatory mailings and responding to Policy owners' requests.

   Monthly charge per $1,000 of specified amount. The Policies have a monthly expense per $1,000 of specified amount which will be deducted during the first 5 Policy years and during the first 5 years following any increase in specified amount. This charge varies according to the age, gender and premium class of the insured person, as well as the amount of coverage. The dollar amount of this charge changes with each increase in your Policy's specified amount. (We discuss your specified amount under "Your specified amount of insurance" on page 31.) This charge can range from a maximum of $1.27 for each $1,000 of specified amount to a minimum of $0.07 for each $1,000 of specified amount. The representative charge (referred to as "Representative" in the Tables of Fees and Charges) is $0.27 for each $1,000 of specified amount. The initial amount of this charge is shown on page 3A of your Policy and is called "Monthly Expense Charge." AGL receives this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

   Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "net amount at risk" on that date. Our net amount at risk is the difference between (a) the death benefit that would be payable before reduction by Policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

   .   greater amounts at risk result in a higher monthly insurance charge; and

   . higher cost of insurance rates also result in a higher monthly insurance charge.

   Keep in mind that investment performance of the investment options in which you have accumulation value will affect the total amount of your accumulation value. Therefore your monthly insurance charge can be greater or less, depending on investment performance.

   Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age, gender and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

   In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users (insured persons who do not use tobacco or other products that contain nicotine) than tobacco users, and for persons considered to be in excellent health. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

   Finally, our current cost of insurance rates for the same insured person differ depending on the specified amount in force on the day the charge is deducted. We have different rates we apply for specified amounts. The highest rates begin with the minimum specified amount. The rates decline on a graduated schedule as the specified amount increases. Your insurance representative can discuss the schedule with you. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

   AGL receives this charge to fund the death benefits we pay under the Policies.

   Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select certain additional benefit riders. In addition, the interest charge for the terminal illness rider benefit is assessed each Policy anniversary. The charges, if any, for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we currently offer for which there is a charge are accidental death benefit rider, children's term life insurance rider, spouse term rider, terminal illness rider, waiver of monthly deduction rider, waiver of specified premium rider, overloan protection rider, lapse protection benefit rider and Accelerated Access Solution. The riders are described beginning on page 41, under "Additional Optional Benefit Riders." The specific charges for any riders you choose are shown on page 3 of your Policy. AGL receives these charges to pay for the benefits under the riders and to help offset the risks we assume.

   Surrender charge. The Policies have a surrender charge that applies for a maximum of the first 9 Policy years (and for a maximum of the first 9 Policy years after any increase in the Policy's specified amount).

   The amount of the surrender charge depends on the sex, age, and premium class of the insured person, as well as the Policy year and specified amount. Your Policy's surrender charge will be found in the table beginning on page 28 of the Policy. As shown in the Tables of Fees and Charges beginning on page 11 the maximum surrender charge is $45 per $1,000 of the specified amount (or any increase in the specified amount portion of the specified amount). The minimum surrender charge is $2 per $1,000 of the specified amount (or any increase in the specified amount). The representative surrender charge (referred to as "Representative" in the Tables of Fees and Charges) is $19 per $1,000 of specified amount (or any increase in the specified amount).

   The surrender charge decreases on an annual basis until, in the fifteenth Policy year (or the fifteenth year following an increase in specified amount), it is zero. These decreases are also based on the age and other insurance characteristics of the insured person.

   The following chart illustrates how the surrender charge declines over the first 9 Policy years. The chart is for a 38 year old male, who is the same person to whom we refer in the Tables of Fees and Charges beginning on page 11 under "Representative Charge." Surrender charges may differ for other insured persons because the amount of the annual reduction in the surrender charge may differ.

                   Surrender Charge for a 38 Year Old Male
       Policy Year               1   2   3   4   5   6   7   8   9   10
       Surrender Charge Per
       $1,000 of Specified
       amount                    $19 $19 $19 $19 $18 $15 $11 $7  $3  $ 0

   We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's specified amount portion of the specified amount, we will deduct any remaining amount of the surrender charge that was associated with the specified amount that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" on page 63 and "Change of death benefit option" on page 39.

   For those Policies that lapse in the first 9 Policy years, AGL receives surrender charges to help recover sales expenses. Depending on the age and health risk of the insured person when the Policy is issued, more premium may be required to pay for all Policy charges. As a result, we use the insured person's age and sex to help determine the appropriate rate of surrender charge per $1,000 of specified amount to help us offset these higher sales charges.

   Partial surrender processing fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. AGL receives this charge to help pay for the expense of making a partial surrender.

   Transfer fee. We will charge a $25 transfer fee for each transfer between investment options that exceeds 12 each Policy Year. This charge will be deducted from the investment options in the same ratio as the requested transfer. AGL receives this charge to help pay for the expense of making the requested transfer.

   Illustrations. If you request illustrations more than once in any Policy year, we may charge a maximum fee of $50 for the illustration. AGL receives this charge to help pay for the expenses of providing additional illustrations.

   Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.25%. AGL receives these charges to help pay for the expenses of administering and providing for Policy loans. See "Policy loans" on page 64.

   Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value. In no event will any adjusted charge exceed the maximum guaranteed charge shown in the Tables of Fees and Charges on pages 11 - 19. All maximum guaranteed charges also appear in your Policy.

   For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 73.

   Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

More About Policy Charges

   Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

   . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

   . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

   . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and

   . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

   The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

   General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

   Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

                              ACCUMULATION VALUE

   Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 70 under "Statutory premium tax charge" and "Premium expense charge." We invest the rest in one or more of the investment options listed in the chart on page 23 of this prospectus, as well as the Fixed Account. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

   Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 70 under "Charges Under the Policy."

   You can review other important information about the Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative or from the Administrative Center. See "Contact Information" on page 5.

   We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at a rate no less than the annual effective rate shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 73. The "daily charge" described on page 70 and the fees and expenses of the Funds discussed on page 19 do not apply to the Fixed Account.

   Policies are "non-participating." You will not be entitled to any dividends from AGL.

                        POLICY LAPSE AND REINSTATEMENT

   During the first 5 Policy years if the accumulation value reduced by any loan balance is insufficient to cover the charges due under the Policy, the Policy may lapse without any value payable to you. The Policy's first years are when the surrender charge is at its highest and there is a low likelihood of the accumulation value having increased significantly.

   While the 20-year benefit rider (discussed on page 46) or the lapse protection benefit rider (discussed on page 47) is in force, your Policy will not enter a grace period or terminate. You must, however, pay the monthly guarantee premiums that apply to the rider you own. You cannot reinstate the 20-year benefit rider; the lapse protection benefit rider may be reinstated after lapse. After these riders expire or terminate, if your Policy's cash surrender value (the Policy's accumulation value less Policy loans and unpaid loan interest and any surrender charge that then applies) falls to an amount insufficient to cover the monthly charges, you must pay additional premium in order to keep your Policy in force. We will notify you by letter that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. You are not required to repay any outstanding Policy loan in order to reinstate your Policy. If the loan is not repaid, however, it will be reinstated with your Policy. If the insured person dies during the grace period we will pay the death benefit reduced by the charges that are owed at the time of death. The grace period begins with the first day of the Policy month for which all charges could not be paid. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within five years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

                          FEDERAL TAX CONSIDERATIONS

   Generally, the death benefit paid under a Policy is not subject to income tax. Earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

   Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses or you surrender your Policy, you may have to pay income tax on a portion of any outstanding loan.

Tax Effects

   Discussions regarding the tax treatment of any life insurance policy are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. This discussion generally is based on current federal income tax law and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. Any verbal interactions/written communications, including this form, you have with and/or receive from us are intended solely to educate you or facilitate the administration with respect to our products and services or facilitate the administration of this contract. You must consult with your insurance representative or financial advisor in order to receive advice or recommendations regarding this contract or any contract purchased. We are not/will not provide advice/guidance/recommendations that create a fiduciary relationship with you. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

   Except as described in the "Foreign Account Tax Compliance" section on page 81, this discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice.

   General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Code and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under
Section 817(h) of the Code. We believe that the Policy will meet these requirements at issue and that:

   . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

   . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

   The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a modified endowment contract, as explained in the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

   Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

   If, at any time during the first 7 Policy years:

   .   you have paid a cumulative amount of premiums;

   . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

   . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

   then your Policy will be a modified endowment contract.

   Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount, and certain other changes.

   If your Policy's benefits are reduced during the first 7 Policy years (or within 7 years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

   We will monitor your Policy and attempt to notify you on a timely basis to prevent additional premium payments from causing your Policy to become a modified endowment contract.

   A life insurance policy that is received in a tax free exchange under
Section 1035 of the Code for a modified endowment contract will also be considered a modified endowment contract.

   Other effects of Policy changes. Changes made to your Policy (for example, adding a rider to your Policy) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy. Under Notice 2016-63 published by the Internal Revenue Service, certain policy changes, not expressly provided for in your Policy, may have adverse federal income tax effects. You should consult your own tax advisor on this issue.

   Policy changes and extending coverage. We will not permit a change to your Policy that would result in the Policy not meeting the definition of life insurance under Section 7702 of the Code. The 2001 Commissioner's Standard Ordinary mortality and morbidity tables ("2001 CSO Mortality Tables") provide a stated termination date of age 121. The "Option to extend coverage" described on page 65 allows you to continue your Policy beyond the insured person's age
121. The tax consequences of extending the maturity date beyond the age 121 termination date of the 2001 CSO Mortality Tables are unclear. You should consult your personal tax advisor about the effect of any change to your Policy as it relates to Section 7702 and the termination date of the Mortality Tables.

   Rider benefits. We believe that premium payments and any death benefits or other benefits to be paid under any rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, the tax law related to rider benefits is complex and some uncertainty exists. You should consult a qualified tax advisor regarding the impact of any rider you may purchase.

   Tax treatment of minimum withdrawal benefit rider payments. You may have purchased a minimum withdrawal benefit rider that can provide payments to you. If applicable to you, generally, we will treat each rider benefit payment as withdrawal of basis first. All payments or withdrawals after basis has been reduced to zero, will be treated as taxable amounts. However, you should be aware that little guidance is available regarding the taxability of these benefits. You should consult a tax advisor.

   Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

   After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

   On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a Policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

   Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

   . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

   . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

   . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

   For modified endowment contracts, your basis:

   .   is similar to the basis described above for other policies; and

   . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

   A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

   .   to taxpayers 59 1/2 years of age or older;

   .   in the case of a disability (as defined in the Code); or

   . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

   Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

   Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

   Diversification and investor control. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Funds, we will enter into agreements with them requiring the Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

   The Treasury Department has provided only limited guidance describing the circumstances in which the ability of a policy owner to direct his or her investment to particular Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R. However, we reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

   Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

   As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. For 2017, the federal estate, gift and generation skipping tax exemptions increased to $5,490,000 ($10,980,000 for married couples). You should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

   The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

   Life insurance in split dollar arrangements. The IRS and Treasury have issued regulations on split dollar life insurance arrangements. In general, a split dollar insurance arrangement involves two parties agreeing to split the premium and/or benefits of a life insurance policy. These arrangements are often used as a type of employee compensation or for making gifts among family members. The regulations provide two mutually exclusive regimes for taxing split dollar life insurance arrangements: the "economic benefit" regime and the "loan" regime. The economic benefit regime, under which the non-owner of the policy is treated as receiving certain economic benefits from its owner, applies to endorsement arrangements and most non-equity split dollar life insurance arrangements. The loan regime applies to collateral assignment arrangements and other arrangements in which the non-owner could be treated as loaning amounts to the owner.

   In addition, it should be noted that split dollar arrangements characterized as loans for tax purposes may be affected by the Corporate Responsibility Act of 2002 also referred to as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits loans from companies publicly traded in the United States to their executives and officers. The status of split dollar arrangements under the Act is uncertain, in part because the SEC may view the tax treatment of such arrangements as instructive.

   Purchasers of life insurance policies are strongly advised to consult with a qualified tax advisor to determine the tax treatment resulting from a split dollar arrangement.

   Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

   The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining "P.S. 58" costs are currently provided under Notice 2002-8, 2002-1 CB 398.

   There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax advisor. As of the publication date, AIG has confirmed its position that it will not sell life insurance into a qualified plan under the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

   Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

   ERISA. Employers and employer-created trusts holding the policy may be subject to reporting, disclosure and fiduciary obligations under ERISA. You should consult a qualified legal advisor.

   Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate
Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

   We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

   Certain Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

   When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

   Note: In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

   Other withholding tax. Any owner not exempt from United States federal withholding tax should consult a tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

   Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax advisor.

   Foreign Account Tax Compliance ("FATCA"). An owner who is not a "United States person," which is defined under the Code to mean:

   .   a citizen or resident of the United States

   . a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

   . any estate or trust other than a foreign estate or foreign trust (see Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

   .   a person that meets the substantial presence test

   .   any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from the date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Policy owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

                 BUSINESS DISRUPTION AND CYBER SECURITY RISKS

   We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

                               LEGAL PROCEEDINGS

   There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. As of April 21, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.

                             FINANCIAL STATEMENTS

   The Financial Statements of AGL and the Separate Account can be found in the SAI. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center at American General Life Insurance Company, VUL Administration, P.O. Box 305600, Nashville, Tennessee 37230-5600, or call us at 1-800-340-2765.

   Rule 12h-7 disclosure. In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 ("'34 Act"), AGL does not intend to file periodic reports as required under the '34 Act.

                            REGISTRATION STATEMENTS

   Registration statements under the Securities Act of 1933, as amended, related to the Policies offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AGL and its general account, the variable investment options and the Policy, please refer to the registration statements and exhibits.

   This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                      INDEX OF SPECIAL WORDS AND PHRASES

                                                                        Page to
                                                                    See in this
Defined Term                                                         Prospectus
------------                                                        -----------
accumulation value.................................................           8
Administrative Center..............................................          20
automatic rebalancing..............................................          37
basis..............................................................          77
beneficiary........................................................          67
cash surrender value...............................................           6
cash value.........................................................           6
cash value accumulation test.......................................          32
close of business..................................................          29
Code...............................................................          31
Contact Information................................................           5
cost of insurance rates............................................          71
daily charge.......................................................          70
date of issue......................................................          30
death benefit......................................................           6
dollar cost averaging..............................................          36
Fixed Account......................................................          28
free look..........................................................          35
full surrender.....................................................           6
Fund, Funds........................................................           6
good order.........................................................          30
grace period.......................................................           9
guarantee period benefit...........................................          31
guideline premium test.............................................          32
insured person.....................................................           1
investment options.................................................          74
lapse..............................................................           9
loan (also see "Policy loans" in this Index).......................           7
loan interest......................................................          73
Maturity Date......................................................          65
modified endowment contract........................................          76
monthly deduction day..............................................          30
monthly guarantee premium..........................................           9
monthly insurance charge...........................................          71
net amount at risk.................................................          13
Option 1 and Option 2..............................................           6
partial surrender..................................................          63
payment Options....................................................          66

                      INDEX OF SPECIAL WORDS AND PHRASES

                                                                          Page to
                                                                      See in this
Defined Term                                                           Prospectus
------------                                                          -----------
planned periodic premiums............................................          34
Policy loans.........................................................          64
Policy months........................................................          30
Policy years.........................................................          30
preferred loans......................................................          64
premium class........................................................          69
premium payments.....................................................          33
reinstate, reinstatement.............................................          74
required minimum death benefit.......................................          32
required minimum death benefit percentage............................          33
Separate Account VL-R................................................          20
seven-pay test.......................................................          76
specified amount.....................................................           6
target premium.......................................................          49
transfers............................................................          35
valuation date.......................................................          29
valuation period.....................................................          29
variable investment options..........................................          23

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                                                     REV. 1/2017

             WHAT DO AMERICAN GENERAL LIFE INSURANCE COMPANY (AGL) AND THE
   FACTS     UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (US
             LIFE) DO WITH YOUR PERSONAL INFORMATION?

             Financial companies choose how they share your personal information. Federal law
   WHY?      gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

             The types of personal information we collect and share depend on the product or service you have with us. This information can include:
                 .  Social Security number and Medical Information
   WHAT?         .  Income and Credit History
                 .  Payment History and Employment Information
             When you are no longer our customer, we continue to share your information as described in this notice.

             All financial companies need to share customers' personal information to run their
   HOW?      everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons AGL and US Life choose to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION              DO AGL & US LIFE?   CAN YOU LIMIT THIS SHARING?
---------------------------------------------------------  -------------------  ---------------------------
FOR OUR EVERYDAY BUSINESS PURPOSES - such as to                   Yes                      No
process your transactions, maintain your account(s),
respond to court orders and legal investigations, conduct
research including data analytics, or report to credit
bureaus.
-----------------------------------------------------------------------------------------------------------
FOR OUR MARKETING PURPOSES - to offer our products and            Yes                      No
services to you
-----------------------------------------------------------------------------------------------------------
FOR JOINT MARKETING WITH OTHER FINANCIAL COMPANIES                Yes                      No
-----------------------------------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS PURPOSES -                  Yes                      No
information about your transactions and experiences
-----------------------------------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS PURPOSES -                  No                 We don't share
information about your creditworthiness
-----------------------------------------------------------------------------------------------------------
FOR NONAFFILIATES TO MARKET TO YOU                                No                 We don't share
-----------------------------------------------------------------------------------------------------------

QUESTIONS?     For AGL and US Life variable annuity contracts:
               call 1-800-445-7862, send a secure message via our website at www.aig.com/annuities or write to us at P. O. Box 15570, Amarillo, TX 79105-5570.

               For AGL and US Life index and fixed annuity contracts: call 1-800-445-7862, send a secure message via our website at www.aig.com/annuities or write to us at P. O. Box 871, Amarillo, TX 79105-0871.

               For AGL and US Life variable universal life insurance policies: call 1-800-340-2765 or write to us at VUL Administration, P.O. Box 305600, Nashville, TN 37230-5600.

               For AGL and US Life Corporate Markets Group or High Net Worth life policies or annuity contracts: call 1-888-222-4943 (AGL), 1-877-883-6596 (US Life) or 1-800-871-4536 (High Net Worth) or
               write to us at Affluent and Corporate Markets Group, 2929 Allen Parkway - A35-50, Houston, TX 77019.

               For AGL and US Life single premium immediate variable annuity contracts: call 1-877-299-1724, email us at immediateannuity@aig.com or write to us at Group Annuity Administration, P.O. Box 1277, Wilmington, DE 19899-1277.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                                                     Rev. 1/2017
                                                                          Page 2

WHO WE ARE

WHO IS PROVIDING THIS           American General Life Insurance Company and The
NOTICE?                         United States Life Insurance Company in the City
                                of New York.

WHAT WE DO

HOW DO AGL & US LIFE            To protect your personal information from
PROTECT MY PERSONAL             unauthorized access and use, we use security
INFORMATION?                    measures that comply with federal law. These
                                measures include computer safeguards and secured files and buildings. We restrict access to employees, representatives, agents, or selected third parties who have been trained to handle nonpublic personal information.

HOW DO AGL & US LIFE            We collect your personal information, for
COLLECT MY PERSONAL             example, when you
INFORMATION?                    .   Open an account or give us your contact
                                    information
                                .   Provide account information or make a wire
                                    transfer
                                .   Deposit money or close/surrender an account
                                We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

WHY CAN'T I LIMIT ALL SHARING?  Federal law gives you the right to limit only
                                .   sharing for affiliates' everyday business
                                    purposes - information about your
                                    creditworthiness
                                .   affiliates from using your information to
                                    market to you
                                .   sharing for nonaffiliates to market to you
                                State laws may give you additional rights to limit sharing. See below for more on your rights under state law.

DEFINITIONS

AFFILIATES                      Companies related by common ownership or
                                control. They can be financial and non-financial companies.
                                .   Our affiliates include the member companies
                                    of American International Group, Inc.

NONAFFILIATES                   Companies not related by common ownership or
                                control. They can be financial and nonfinancial companies.
                                .   AGL & US Life do not share with
                                    nonaffiliates so they can market to you.

JOINT MARKETING                 A formal agreement between nonaffiliated
                                financial companies that together market financial products or services to you.
                                .   Our joint marketing partners include
                                    companies with which we jointly offer
                                    insurance products, such as a bank.

OTHER IMPORTANT INFORMATION
You have the right to see and, if necessary, correct personal data. This requires a written request, both to see your personal data and to request correction. We do not have to change our records if we do not agree with your correction, but we will place your statement in our file. If you would like a more detailed description of our information practices and your rights, please write us at the addresses indicated on the first page.

FOR VERMONT RESIDENTS ONLY. We will not disclose information about your creditworthiness to our affiliates and will not disclose your personal information, financial information, credit report, or health information to nonaffiliated third parties to market to you, other than as permitted by Vermont law, unless you authorize us to make those disclosures. Additional information concerning our privacy policies can be found using the contact information above for Questions.

FOR CALIFORNIA RESIDENTS ONLY. We will not share information we collect about you with nonaffiliated third parties, except as permitted by California law, such as to process your transactions or to maintain your account.

FOR NEVADA RESIDENTS ONLY. We are providing this notice pursuant to state law. You may be placed on our internal Do Not Call List by calling the numbers referenced in the Questions section. Nevada law requires that we also provide you with the following contact information: Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101; Phone number: 702-486-3132; email: aginfo@ag.nv.gov. You may contact our customer service department by using the contact information referenced in the Questions section.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

Enroll in VUL eDelivery The natural choice.

Every day the choices we        VUL eDelivery is an electronic service enabling you to receive email notifications
make impact those around us.    when your account-related documents are available to view online.
How about making a choice
that impacts our environment?   IT'S FAST, SIMPLE AND SAVES OUR ENVIRONMENT!
When you enroll in VUL          To enroll in VUL eDelivery, call Customer Service or log in to eService at
eDelivery,you do that.          www.aig.com/eservice. After you sign on, select "MY PROFILE" and edit your communication preference. Once you've subscribed to
We have partnered with the      VUL eDelivery, you will get a change confirmation email.
National Forest Foundation
and for every enrollment in     NEED FURTHER CONVINCING?
VUL eDelivery, a tree will      BY CHOOSING VUL EDELIVERY, YOU CAN:
be planted in appreciation.
                                .  Preserve the environment
                                .  Reduce paperwork clutter
                                .  Receive documents faster

                                SIGN UP FOR VUL EDELIVERY AND MAKE THE NATURAL CHOICE.

[LOGO OF AIG]                               [LOGO OF NATIONAL FOREST FOUNDATION]

Not available for all products. Policies issued by American General Life Insurance Company (AGL) except in New York, where issued by The United States Life Insurance Company in the City of New York (US Life). Issuing companies AGL and US Life are responsible for financial obligations of insurance products and are members of American International Group, Inc. (AIG). Products may not be available in all states and product features may vary by state. For more information, contact Customer Service at VUL Administration, P.O. Box 305600, Nashville, TN 37230-5600. Phone number 800-340-2765 or for hearing impaired 888-436-5256.

AGLC105386 REV0417 (C)2017 AIG. All rights reserved.

For more information on the National Forest Foundation please visit www.nationalforests.org.

 [LOGO OF AIG]

 For additional information about the AG Platinum       For eService and
 Choice VUL Policies and the Separate Account, you  eDelivery, or to view and
 may request a copy of the Statement of Additional    Print Policy or Fund
 Information (the "SAI"), dated May 1, 2017. We     prospectuses visit us at
 have filed the SAI with the SEC and have             www.aig.com/eservice
 incorporated it by reference into this
 prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at VUL Administration, P.O. Box 305600,
 Nashville, Tennessee 37230-5600 or call us at 1-800-340-2765. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the AG Platinum Choice VUL Policies, including personalized illustrations of death benefits, cash surrender values, and cash values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above.
 We may charge current Policy owners $50 per illustration if they request more than one personalized illustration in a Policy year.

 Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Office of Investor Education and Advocacy in Washington, D.C. Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at 1-202-942-8090.
 Reports and other information about the Separate
 Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F
 Street N.E., Washington, D.C. 20549.

 Policies issued by:
 American General Life Insurance Company
 2727-A Allen Parkway, Houston, TX 77019

 AG Platinum Choice VUL Flexible Premium Variable
 Universal Life Insurance
 Policy Form Numbers 14904, ICC14-14904

 Not available in the state of New York

 Distributed by AIG Capital Services, Inc.
 Member FINRA

 The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company
 ("AGL") are its responsibility. AGL is
 responsible for its own financial condition and contractual obligations and is a member of American International Group, Inc. ("AIG"). The commitments under the Policies are AGL's and AIG has no legal obligation to back those commitments. AGL does not solicit business in the state of New York. The Policies are not available in all states.

 (C) 2017. AMERICAN INTERNATIONAL GROUP, INC. ALL      ICA File No. 811-08561
 RIGHTS RESERVED

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R

                            AG PLATINUM CHOICE VUL

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VUL ADMINISTRATION DEPARTMENT

               P.O. BOX 305600, NASHVILLE, TENNESSEE 37230-5600

  TELEPHONE: 1-800-340-2765; 1-713-831-3443; HEARING IMPAIRED: 1-888-436-5256

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2017

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the "Separate Account" or "Separate Account VL-R") dated May 1, 2017, describing the AG Platinum Choice VUL flexible premium variable universal life insurance policies (the "Policy" or "Policies"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL" or "Company") at the address or telephone numbers given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................... 3

   AGL........................................................................ 3
   Separate Account VL-R...................................................... 3

SERVICES...................................................................... 3

DISTRIBUTION OF THE POLICIES.................................................. 4

PERFORMANCE INFORMATION....................................................... 6

ADDITIONAL INFORMATION ABOUT THE POLICIES..................................... 6

       Gender neutral policies................................................ 6
       Special purchase plans................................................. 6
       Underwriting procedures and cost of insurance charges.................. 7
       Certain arrangements................................................... 7
   More About the Fixed Account............................................... 7
       Our general account.................................................... 7
       How we declare interest................................................ 8
   Adjustments to Death Benefit............................................... 8
       Suicide................................................................ 8
       Wrong age or gender.................................................... 8
       Death during grace period.............................................. 8

ACTUARIAL EXPERT.............................................................. 8

MATERIAL CONFLICTS............................................................ 8

FINANCIAL STATEMENTS.......................................................... 9

                              GENERAL INFORMATION

AGL

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

   More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

   The commitments under the Contracts are AGL's, and AIG has no legal obligation to back those commitments.

Separate Account VL-R

   We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, the Separate Account is divided into 88 separate "divisions," 46 of which correspond to the 46 variable "investment options" under the Policy. The remaining 42 divisions, and all of these 46 divisions, represent investment options available under other variable universal life policies we offer. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AGL and American General Life Companies, LLC ("AGLC"), were previously parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of American

International Group, Inc. and therefore affiliates of one another. AGLC was a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provided shared services to AGL and certain other life insurance companies under the American International Group, Inc. holding company system ("Affiliates") at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services.

   AGLC was merged into AGL at the end of 2011. AIG now provides the services that were previously provided by AGLC. During 2016, 2015 and 2014, AGL paid AIG for these services $89,508,561, $89,509,306 and $89,509,007, respectively. AGL is reimbursed by the Affiliates at cost, to the extent the services apply to the Affiliates.

   We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE POLICIES

   The Policies are offered on a continuous basis through AIG Capital Services, Inc. ("ACS"), located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997. ACS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company and ACS are each an indirect, wholly owned subsidiary of AIG. No underwriting fees are paid in connection with the distribution of the policies.

   We and ACS have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable universal life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of FINRA.

   We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

   . 125% of the premiums received in the first Policy year up to a "target premium";

   . 3.5% of the premiums in excess of the target premium received in Policy year 1;

   .   2% of all premiums received in Policy years 2 through 10;

   . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

   . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

   At our discretion, we may pay additional first Policy year commissions to any broker-dealer or bank for sales conducted by a particular registered representative of that broker-dealer or bank. We may pay up to a total of 125% of the premiums we receive in the first Policy year.

   The target premium is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. The target premium is also the maximum amount of premium to which the first year commission rate applies. Commissions paid on premiums received in excess of the target premium are paid at the excess rate. The target premium is an amount calculated in accordance with the method of calculation and rates from the AGL target premium schedules. AGL may change the target premium schedules from time to time. The target premium applicable to a particular coverage shall be determined from the schedule in force when the first premium for such coverage is entered as paid in accounting records of AGL.

   If the total amount of premiums paid in the first Policy year (on a per Policy basis) is less than the target premium, premium received at any time through the second Policy year, up to the balance of the first year target premium, will receive the first Policy year 90% commission rate. Any additional premium received in the second Policy year will be treated as second Policy year premium.

   The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

   We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

   We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. The Plan is closed to new participants. Some of our agents may be registered representatives of our affiliated broker-dealers and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable universal life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                   ADDITIONAL INFORMATION ABOUT THE POLICIES

   The purpose of this section is to provide you with information to help clarify certain discussion found in the related prospectus. Many topics, such as Policy sales loads and increases in your Policy's death benefit, have been fully described in the related prospectus. For any topics that we do not discuss in this SAI, please see the related prospectus.

   GENDER NEUTRAL POLICIES. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer policies for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we offer AG Platinum Choice VUL Policies on both a gender-neutral and a sex-distinct basis.

   SPECIAL PURCHASE PLANS. Special purchase plans provide for variations in, or elimination of, certain Policy charges, and would be available to a defined group of individuals. We currently do not provide for or support any special purchase plans.

   UNDERWRITING PROCEDURES AND COST OF INSURANCE CHARGES. Cost of insurance charges for the Policies will not be the same for all Policy owners. The chief reason is that the principle of pooling and distribution of mortality risks is based upon the assumption that each Policy owner pays a cost of insurance charge related to the insured's mortality risk which is actuarially determined based upon factors such as age, sex and risk class of the insured and the face amount size band of the Policy. In the context of life insurance, a uniform mortality charge (the "cost of insurance charge") for all insureds would discriminate unfairly in favor of those insureds representing greater mortality risks to the disadvantage of those representing lesser risks. Accordingly, although there will be a uniform "public offering price" for all Policy owners, because premiums are flexible and amounts allocated to the Separate Account will be subject to some charges that are the same for all owners, there will be a different "price" for each actuarial category of Policy owners because different cost of insurance rates will apply. The "price" will also vary based on net amount at risk. The Policies will be offered and sold pursuant to this cost of insurance schedule and our underwriting standards and in accordance with state insurance laws. Such laws prohibit unfair discrimination among insureds, but recognize that premiums must be based upon factors such as age, sex, health and occupation. A table showing the maximum cost of insurance charges will be delivered as part of the Policy.

   Our underwriting procedures are designed to treat applicants for Policies in a uniform manner. Collection of required medical information is conducted in a confidential manner. We maintain underwriting standards designed to avoid unfair or inconsistent decisions about which underwriting class should apply to a particular proposed insured person. In some group or employment-related situations, we may offer what we call simplified or guaranteed issue underwriting classes. These underwriting classes provide for brief or no medical underwriting. Our offer to insure a person under either class results in cost of insurance charges that are the same for each insured person.

   CERTAIN ARRANGEMENTS. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and Policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit.

More About the Fixed Account

   OUR GENERAL ACCOUNT. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   HOW WE DECLARE INTEREST. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate shown on your Policy Schedule.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Adjustments to Death Benefit

   SUICIDE. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

   A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

   WRONG AGE OR GENDER. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

   DEATH DURING GRACE PERIOD. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                               ACTUARIAL EXPERT

   Actuarial matters have been examined by Tim Donovan, who is Chief Life Pricing Actuary - Life, Health and Disability of AGL. An opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable universal life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an investment portfolio changes; or

   . voting instructions given by owners of variable universal life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, serves as the independent registered public accounting firm for Separate Account VL-R and AGL.

   You may obtain a free copy of these financial statements if you write us at our VUL Administration Department or call us at 1-800-340-2765. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

   The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

   . Audited Financial Statements of Separate Account VL-R of American General Life Insurance Company for the year ended December 31, 2016.

   . Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

   The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies
                                                          Separate Account VL-R
                                              Variable Universal Life Insurance
                                        American General Life Insurance Company

                                                                           2016

                                                                  Annual Report

                                                              December 31, 2016

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Separate Account VL-R

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts of Separate Account VL-R sponsored by American General Life Insurance Company, as indicated in Note 1, as of December 31, 2016, the results of each of their operations and changes in net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American General Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2017

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                                              Due from (to)
                                                                                Company's
                                                                 Investments     General
Sub-accounts                                                    at Fair Value Account, Net  Net Assets
------------                                                    ------------- ------------- -----------
American Century VP Value Fund Class I                           $16,518,290      $  --     $16,518,290
American Funds Asset Allocation Fund Class 2                         822,148         --         822,148
American Funds Global Growth Fund Class 2                            324,428         --         324,428
American Funds Growth Fund Class 2                                   490,246         --         490,246
American Funds Growth-Income Fund Class 2                            740,001         --         740,001
American Funds High Income Bond Fund Class 2                         138,875         --         138,875
American Funds International Fund Class 2                            148,913         --         148,913
AST Capital Appreciation Portfolio Class 3                            98,099         --          98,099
AST Government and Quality Bond Portfolio Class 3                     58,188         --          58,188
Dreyfus IP MidCap Stock Portfolio Initial Shares                   4,835,018         --       4,835,018
Dreyfus VIF International Value Portfolio Initial Shares             109,962         --         109,962
Dreyfus VIF Opportunistic Small Cap Portfolio Initial Shares       7,032,502         --       7,032,502
Dreyfus VIF Quality Bond Portfolio Initial Shares                  4,865,166         --       4,865,166
Fidelity VIP Asset Manager Portfolio Service Class 2               4,190,721         --       4,190,721
Fidelity VIP Contrafund Portfolio Service Class 2                 30,500,037         --      30,500,037
Fidelity VIP Equity-Income Portfolio Service Class 2              16,921,768         --      16,921,768
Fidelity VIP Freedom 2020 Portfolio Service Class 2                  374,830         --         374,830
Fidelity VIP Freedom 2025 Portfolio Service Class 2                  730,988         --         730,988
Fidelity VIP Freedom 2030 Portfolio Service Class 2                2,231,887         --       2,231,887
Fidelity VIP Government Money Market Portfolio Service Class 2       444,169         --         444,169
Fidelity VIP Growth Portfolio Service Class 2                     15,221,424         --      15,221,424
Fidelity VIP Mid Cap Portfolio Service Class 2                    10,099,201         --      10,099,201
FTVIP Franklin Mutual Shares VIP Fund Class 2                      6,873,004         --       6,873,004
FTVIP Franklin Small Cap Value VIP Fund Class 2                    8,379,469         --       8,379,469
FTVIP Franklin Small-Mid Cap Growth Securities Fund Class 2           20,681         --          20,681
FTVIP Franklin U.S. Government Securities VIP Fund Class 2         2,801,127         --       2,801,127
FTVIP Templeton Foreign Securities Fund Class 2                    4,872,425         --       4,872,425
Goldman Sachs VIT Strategic Growth Fund Institutional Shares       2,707,918         --       2,707,918
Invesco V.I. American Franchise Fund Series I                         14,217         --          14,217
Invesco V.I. Core Equity Fund Series I                             7,918,799         --       7,918,799
Invesco V.I. Global Real Estate Fund Series I                        340,703         --         340,703
Invesco V.I. Government Securities Fund Series I                      29,621         --          29,621
Invesco V.I. Growth and Income Fund Series I                      10,308,504         --      10,308,504
Invesco V.I. High Yield Fund Series I                              2,014,045       (247)      2,013,798
Invesco V.I. International Growth Fund Series I                    6,731,961         --       6,731,961
Janus Aspen Enterprise Portfolio Service Shares                    5,486,490         --       5,486,490
Janus Aspen Forty Portfolio Service Shares                           543,870         --         543,870
Janus Aspen Global Research Portfolio Service Shares               2,650,720         --       2,650,720
Janus Aspen Overseas Portfolio Service Shares                      6,087,248         --       6,087,248
JP Morgan Insurance Trust Core Bond Portfolio Class 1                497,146         --         497,146
JP Morgan Insurance Trust Mid Cap Value Portfolio Class 1            780,238         --         780,238
JP Morgan Insurance Trust Small Cap Core Portfolio Class 1         3,678,494         --       3,678,494
MFS VIT Growth Series Initial Class                                9,893,159         --       9,893,159
MFS VIT II Core Equity Portfolio Initial Class                     3,975,672        (43)      3,975,629
MFS VIT New Discovery Series Initial Class                         4,661,628         --       4,661,628
MFS VIT Research Series Initial Class                              2,688,879         --       2,688,879
MFS VIT Total Return Series Initial Class                            325,886         --         325,886
Neuberger Berman AMT Large Cap Value Portfolio Class I                29,087         --          29,087
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I              5,451,162         --       5,451,162
Neuberger Berman AMT Socially Responsive Portfolio Class I           105,760         --         105,760
Oppenheimer Conservative Balanced Fund/VA Non Service Shares       1,217,473         --       1,217,473
Oppenheimer Global Fund/VA Non Service Shares                      6,367,919         --       6,367,919
Oppenheimer Global Strategic Income Fund/VA Non Service Shares           978         --             978
PIMCO VIT CommodityRealReturn Strategy Portfolio Admin Class         812,588         --         812,588
PIMCO VIT Global Bond Portfolio (Unhedged) Admin Class               173,549         --         173,549
PIMCO VIT Real Return Portfolio Admin Class                        9,657,456         --       9,657,456
PIMCO VIT Short-Term Portfolio Admin Class                         3,857,946         --       3,857,946
PIMCO VIT Total Return Portfolio Admin Class                      13,448,923         --      13,448,923
Pioneer Fund VCT Portfolio Class I                                 1,564,976         --       1,564,976
Pioneer Mid Cap Value VCT Portfolio Class I                        1,120,295         --       1,120,295
Pioneer Select Mid Cap Growth VCT Portfolio Class I                2,474,354         --       2,474,354
Putnam VT Diversified Income Fund Class IB                         5,932,108         --       5,932,108
Putnam VT Growth and Income Fund Class IB                         12,031,012         --      12,031,012
Putnam VT Growth Opportunities Fund Class IB                         139,035         --         139,035
Putnam VT International Value Fund Class IB                        3,802,383         --       3,802,383

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
December 31, 2016

                                                                 Due from (to)
                                                                   Company's
                                                    Investments     General
Sub-accounts                                       at Fair Value Account, Net  Net Assets
------------                                       ------------- ------------- -----------
Putnam VT Multi-Cap Growth Fund Class IB            $    35,566       $--      $    35,566
Putnam VT Small Cap Value Fund Class IB                 229,963        --          229,963
SST Mid Cap Value Portfolio Class 3                     134,215        --          134,215
SAST Aggressive Growth Portfolio Class 1              1,305,543        --        1,305,543
SAST Balanced Portfolio Class 1                       2,566,794        --        2,566,794
Alger Capital Appreciation Portfolio Class 2          6,171,284        --        6,171,284
Alger Mid Cap Growth Portfolio Class 2                2,548,701        --        2,548,701
UIF Growth Portfolio Class I                          2,556,044        --        2,556,044
VALIC Company I Dynamic Allocation Fund               1,203,724        --        1,203,724
VALIC Company I Emerging Economies Fund                  50,752        --           50,752
VALIC Company I Foreign Value Fund                       42,285        --           42,285
VALIC Company I Government Money Market I Fund       11,007,823        --       11,007,823
VALIC Company I International Equities Index Fund     2,217,518        --        2,217,518
VALIC Company I Mid Cap Index Fund                   15,057,428        --       15,057,428
VALIC Company I Nasdaq-100 Index Fund                 5,986,351        --        5,986,351
VALIC Company I Science & Technology Fund             2,363,217        --        2,363,217
VALIC Company I Small Cap Index Fund                  7,336,637        --        7,336,637
VALIC Company I Stock Index Fund                     19,674,788        --       19,674,788
VALIC Company II Mid Cap Value Fund                      33,379        --           33,379
VALIC Company II Socially Responsible Fund               30,857        --           30,857
VALIC Company II Strategic Bond Fund                    139,321        --          139,321
Vanguard VIF High Yield Bond Portfolio                6,665,367        --        6,665,367
Vanguard VIF REIT Index Portfolio                    13,753,371        --       13,753,371

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016


                                                                       Net Asset
                                                                       Value per Shares at Fair Cost of Shares
Sub-accounts                                                  Shares     Share       Value           Held      Level*
------------                                                 --------- --------- -------------- -------------- ------
American Century VP Value Fund Class I                       1,576,173  $10.48    $16,518,290    $12,519,827     1
American Funds Asset Allocation Fund Class 2                    38,257   21.49        822,148        802,361     1
American Funds Global Growth Fund Class 2                       13,603   23.85        324,428        336,827     1
American Funds Growth Fund Class 2                               7,326   66.92        490,246        477,361     1
American Funds Growth-Income Fund Class 2                       16,818   44.00        740,001        742,196     1
American Funds High Income Bond Fund Class 2                    13,832   10.04        138,875        138,537     1
American Funds International Fund Class 2                        8,885   16.76        148,913        155,599     1
AST Capital Appreciation Portfolio Class 3                       2,735   35.87         98,099        107,474     1
AST Government and Quality Bond Portfolio Class 3                3,923   14.83         58,188         58,901     1
Dreyfus IP MidCap Stock Portfolio Initial Shares               240,668   20.09      4,835,018      4,573,752     1
Dreyfus VIF International Value Portfolio Initial Shares        11,336    9.70        109,962        120,951     1
Dreyfus VIF Opportunistic Small Cap Portfolio Initial Shares   142,243   49.44      7,032,502      5,502,561     1
Dreyfus VIF Quality Bond Portfolio Initial Shares              416,182   11.69      4,865,166      4,991,185     1
Fidelity VIP Asset Manager Portfolio Service Class 2           280,128   14.96      4,190,721      4,386,006     1
Fidelity VIP Contrafund Portfolio Service Class 2              939,909   32.45     30,500,037     28,660,277     1
Fidelity VIP Equity-Income Portfolio Service Class 2           788,526   21.46     16,921,768     16,690,257     1
Fidelity VIP Freedom 2020 Portfolio Service Class 2             30,010   12.49        374,830        364,373     1
Fidelity VIP Freedom 2025 Portfolio Service Class 2             56,798   12.87        730,988        701,324     1
Fidelity VIP Freedom 2030 Portfolio Service Class 2            175,878   12.69      2,231,887      2,239,809     1
Fidelity VIP Government Money Market Portfolio Service
  Class 2                                                      444,169    1.00        444,169        444,169     1
Fidelity VIP Growth Portfolio Service Class 2                  260,462   58.44     15,221,424     13,418,813     1
Fidelity VIP Mid Cap Portfolio Service Class 2                 305,758   33.03     10,099,201      9,930,367     1
FTVIP Franklin Mutual Shares VIP Fund Class 2                  342,281   20.08      6,873,004      6,665,199     1
FTVIP Franklin Small Cap Value VIP Fund Class 2                432,824   19.36      8,379,469      8,275,246     1
FTVIP Franklin Small-Mid Cap Growth Securities Fund Class 2      1,271   16.27         20,681         25,347     1
FTVIP Franklin U.S. Government Securities VIP Fund Class 2     228,850   12.24      2,801,127      2,895,371     1
FTVIP Templeton Foreign Securities Fund Class 2                358,003   13.61      4,872,425      5,239,918     1
Goldman Sachs VIT Strategic Growth Fund Institutional Shares   171,062   15.83      2,707,918      2,289,605     1
Invesco V.I. American Franchise Fund Series I                      265   53.58         14,217         14,040     1
Invesco V.I. Core Equity Fund Series I                         228,999   34.58      7,918,799      7,232,201     1
Invesco V.I. Global Real Estate Fund Series I                   21,096   16.15        340,703        339,335     1
Invesco V.I. Government Securities Fund Series I                 2,592   11.43         29,621         30,494     1
Invesco V.I. Growth and Income Fund Series I                   489,715   21.05     10,308,504     10,372,605     1
Invesco V.I. High Yield Fund Series I                          372,971    5.40      2,014,045      2,039,814     1
Invesco V.I. International Growth Fund Series I                204,681   32.89      6,731,961      6,687,882     1
Janus Aspen Enterprise Portfolio Service Shares                 97,590   56.22      5,486,490      4,826,804     1
Janus Aspen Forty Portfolio Service Shares                      17,664   30.79        543,870        621,853     1
Janus Aspen Global Research Portfolio Service Shares            66,484   39.87      2,650,720      2,268,918     1
Janus Aspen Overseas Portfolio Service Shares                  255,017   23.87      6,087,248      8,008,785     1
JP Morgan Insurance Trust Core Bond Portfolio Class 1           45,862   10.84        497,146        509,548     1
JP Morgan Insurance Trust Mid Cap Value Portfolio Class 1       71,060   10.98        780,238        681,362     1
JP Morgan Insurance Trust Small Cap Core Portfolio Class 1     163,561   22.49      3,678,494      3,445,201     1
MFS VIT Growth Series Initial Class                            255,241   38.76      9,893,159      8,097,284     1
MFS VIT II Core Equity Portfolio Initial Class                 183,464   21.67      3,975,672      4,254,836     1
MFS VIT New Discovery Series Initial Class                     288,110   16.18      4,661,628      4,900,636     1
MFS VIT Research Series Initial Class                          103,418   26.00      2,688,879      2,628,518     1
MFS VIT Total Return Series Initial Class                       14,059   23.18        325,886        317,742     1
Neuberger Berman AMT Large Cap Value Portfolio Class I           1,909   15.24         29,087         25,604     1
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I          241,095   22.61      5,451,162      6,101,495     1
Neuberger Berman AMT Socially Responsive Portfolio Class I       4,686   22.57        105,760         81,335     1
Oppenheimer Conservative Balanced Fund/VA Non Service Shares    81,930   14.86      1,217,473      1,148,232     1
Oppenheimer Global Fund/VA Non Service Shares                  181,837   35.02      6,367,919      6,746,963     1
Oppenheimer Global Strategic Income Fund/VA Non Service
  Shares                                                           198    4.94            978            987     1
PIMCO VIT CommodityRealReturn Strategy Portfolio Admin Class   103,251    7.87        812,588        607,865     1
PIMCO VIT Global Bond Portfolio (Unhedged) Admin Class          15,039   11.54        173,549        186,378     1
PIMCO VIT Real Return Portfolio Admin Class                    787,079   12.27      9,657,456     10,390,616     1
PIMCO VIT Short-Term Portfolio Admin Class                     374,558   10.30      3,857,946      3,853,033     1
PIMCO VIT Total Return Portfolio Admin Class                 1,263,996   10.64     13,448,923     14,074,629     1
Pioneer Fund VCT Portfolio Class I                              88,317   17.72      1,564,976      1,843,027     1
Pioneer Mid Cap Value VCT Portfolio Class I                     54,675   20.49      1,120,295      1,092,785     1
Pioneer Select Mid Cap Growth VCT Portfolio Class I            105,024   23.56      2,474,354      2,685,845     1
Putnam VT Diversified Income Fund Class IB                     977,283    6.07      5,932,108      6,927,917     1
Putnam VT Growth and Income Fund Class IB                      462,909   25.99     12,031,012      8,760,798     1
Putnam VT Growth Opportunities Fund Class IB                    17,986    7.73        139,035        138,033     1
Putnam VT International Value Fund Class IB                    402,795    9.44      3,802,383      3,879,375     1
Putnam VT Multi-Cap Growth Fund Class IB                         1,088   32.68         35,566         28,362     1
Putnam VT Small Cap Value Fund Class IB                         14,601   15.75        229,963        216,636     1

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS - CONTINUED
December 31, 2016

                                                                        Net Asset
                                                                        Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares     Share       Value           Held      Level*
------------                                                 ---------- --------- -------------- -------------- ------
SST Mid Cap Value Portfolio Class 3                               7,727  $17.37    $   134,215    $   134,610     1
SAST Aggressive Growth Portfolio Class 1                         75,923   17.20      1,305,543      1,078,666     1
SAST Balanced Portfolio Class 1                                 135,089   19.00      2,566,794      2,542,841     1
Alger Capital Appreciation Portfolio Class 2                     91,958   67.11      6,171,284      6,509,015     1
Alger Mid Cap Growth Portfolio Class 2                          129,376   19.70      2,548,701      2,244,606     1
UIF Growth Portfolio Class I                                    103,693   24.65      2,556,044      2,638,486     1
VALIC Company I Dynamic Allocation Fund                         108,514   11.09      1,203,724      1,185,490     1
VALIC Company I Emerging Economies Fund                           7,475    6.79         50,752         50,536     1
VALIC Company I Foreign Value Fund                                4,373    9.67         42,285         39,675     1
VALIC Company I Government Money Market I Fund               11,007,823    1.00     11,007,823     11,007,823     1
VALIC Company I International Equities Index Fund               350,319    6.33      2,217,518      2,295,820     1
VALIC Company I Mid Cap Index Fund                              539,113   27.93     15,057,428     12,542,717     1
VALIC Company I Nasdaq-100 Index Fund                           558,950   10.71      5,986,351      4,752,780     1
VALIC Company I Science & Technology Fund                       103,730   22.78      2,363,217      2,278,656     1
VALIC Company I Small Cap Index Fund                            345,579   21.23      7,336,637      6,223,654     1
VALIC Company I Stock Index Fund                                550,190   35.76     19,674,788     16,773,108     1
VALIC Company II Mid Cap Value Fund                               1,545   21.60         33,379         33,215     1
VALIC Company II Socially Responsible Fund                        1,557   19.82         30,857         29,280     1
VALIC Company II Strategic Bond Fund                             12,473   11.17        139,321        139,428     1
Vanguard VIF High Yield Bond Portfolio                          834,214    7.99      6,665,367      6,611,747     1
Vanguard VIF REIT Index Portfolio                             1,020,280   13.48     13,753,371     13,099,534     1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                    American
                                                                 American     American     American                   Funds
                                                                Century VP  Funds Asset  Funds Global   American     Growth-
                                                                Value Fund   Allocation  Growth Fund  Funds Growth Income Fund
                                                                 Class I    Fund Class 2   Class 2    Fund Class 2   Class 2
                                                               -----------  ------------ ------------ ------------ -----------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                   $   265,034    $ 12,061     $  2,619     $  3,343    $  9,668
   Mortality and expense risk and administrative charges           (75,913)     (4,157)      (1,256)      (2,213)     (3,187)
                                                               -----------    --------     --------     --------    --------
   Net investment income (loss)                                    189,121       7,904        1,363        1,130       6,481
   Net realized gain (loss)                                      1,485,463      (2,227)      (1,930)      (1,285)     (5,488)
   Capital gain distribution from mutual funds                          --      14,055       17,986       30,361      50,984
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,114,017      33,969      (10,650)      12,254      11,208
                                                               -----------    --------     --------     --------    --------
Increase (decrease) in net assets from operations                2,788,601      53,701        6,769       42,460      63,185
                                                               -----------    --------     --------     --------    --------
From contract transactions:
   Payments received from contract owners                          820,645      58,501        7,859       14,757      24,680
   Payments for contract benefits or terminations                 (937,875)         --           --           --          --
   Policy loans                                                   (118,353)         --       (3,138)          --      (3,577)
   Transfers between sub-accounts (including fixed account),
     net                                                          (262,929)     74,645           18       29,834       1,732
   Contract maintenance charges                                   (680,563)    153,168      200,917      279,951     369,592
                                                               -----------    --------     --------     --------    --------
Increase (decrease) in net assets from contract transactions    (1,179,075)    286,314      205,656      324,542     392,427
                                                               -----------    --------     --------     --------    --------
Increase (decrease) in net assets                                1,609,526     340,015      212,425      367,002     455,612
Net assets at beginning of period                               14,908,764     482,133      112,003      123,244     284,389
                                                               -----------    --------     --------     --------    --------
Net assets at end of period                                    $16,518,290    $822,148     $324,428     $490,246    $740,001
                                                               ===========    ========     ========     ========    ========
Beginning units                                                    870,970      45,797        9,466       10,934      25,944
Units issued                                                       161,807      39,751       22,370       34,349      42,447
Units redeemed                                                    (213,222)    (14,191)      (2,398)      (5,089)     (5,600)
                                                               -----------    --------     --------     --------    --------
Ending units                                                       819,555      71,357       29,438       40,194      62,791
                                                               ===========    ========     ========     ========    ========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                   $   337,232    $  6,721     $  1,031     $    618    $  3,119
   Mortality and expense risk and administrative charges           (82,791)     (1,099)        (233)        (306)       (614)
                                                               -----------    --------     --------     --------    --------
   Net investment income (loss)                                    254,441       5,622          798          312       2,505
   Net realized gain (loss)                                      1,020,063         110          218       (3,050)     (2,245)
   Capital gain distribution from mutual funds                          --       7,708        6,854        5,799      12,590
   Change in unrealized appreciation (depreciation) of
     investments                                                (1,975,248)    (13,982)      (3,189)         508     (14,913)
                                                               -----------    --------     --------     --------    --------
Increase (decrease) in net assets from operations                 (700,744)       (542)       4,681        3,569      (2,063)
                                                               -----------    --------     --------     --------    --------
From contract transactions:
   Payments received from contract owners                          891,238      44,542        8,874       15,144      21,995
   Payments for contract benefits or terminations               (1,104,477)         --         (617)          --          --
   Policy loans                                                    (24,152)         --          884           --          --
   Transfers between sub-accounts (including fixed account),
     net                                                           (92,599)      8,754         (535)       1,212      (3,273)
   Contract maintenance charges                                   (784,163)    351,467       31,500       92,182     195,319
                                                               -----------    --------     --------     --------    --------
Increase (decrease) in net assets from contract transactions    (1,114,153)    404,763       40,106      108,538     214,041
                                                               -----------    --------     --------     --------    --------
Increase (decrease) in net assets                               (1,814,897)    404,221       44,787      112,107     211,978
Net assets at beginning of period                               16,723,661      77,912       67,216       11,137      72,411
                                                               -----------    --------     --------     --------    --------
Net assets at end of period                                    $14,908,764    $482,133     $112,003     $123,244    $284,389
                                                               ===========    ========     ========     ========    ========
Beginning units                                                    919,159       6,802        5,685          899       5,674
Units issued                                                       105,491      46,361        4,617       11,503      21,928
Units redeemed                                                    (153,680)     (7,366)        (836)      (1,468)     (1,658)
                                                               -----------    --------     --------     --------    --------
Ending units                                                       870,970      45,797        9,466       10,934      25,944
                                                               ===========    ========     ========     ========    ========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                                                         AST
                                                              American     American    AST Capital    Government     Dreyfus IP
                                                             Funds High      Funds     Appreciation  and Quality    MidCap Stock
                                                            Income Bond  International  Portfolio   Bond Portfolio   Portfolio
                                                            Fund Class 2 Fund Class 2    Class 3       Class 3     Initial Shares
                                                            ------------ ------------- ------------ -------------- --------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                  $  7,495     $  1,941      $    --       $   415      $    50,329
   Mortality and expense risk and administrative charges          (568)        (722)        (485)         (195)         (19,946)
                                                              --------     --------      -------       -------      -----------
   Net investment income (loss)                                  6,927        1,219         (485)          220           30,383
   Net realized gain (loss)                                     (1,297)      (3,228)      (5,483)         (267)          74,426
   Capital gain distribution from mutual funds                      --        9,470       11,349           242          334,127
   Change in unrealized appreciation (depreciation) of
     investments                                                 9,616       (1,911)      (3,393)         (529)         209,663
                                                              --------     --------      -------       -------      -----------
Increase (decrease) in net assets from operations               15,246        5,550        1,988          (334)         648,599
                                                              --------     --------      -------       -------      -----------
From contract transactions:
   Payments received from contract owners                        5,194       10,602        6,180         4,141          217,141
   Payments for contract benefits or terminations                   --           --           --            --         (357,370)
   Policy loans                                                 (2,197)          --           --            --          (55,781)
   Transfers between sub-accounts (including fixed
     account), net                                                 134        6,193            5            53         (116,712)
   Contract maintenance charges                                 57,731       73,348       32,754        28,315         (328,873)
                                                              --------     --------      -------       -------      -----------
Increase (decrease) in net assets from contract
  transactions                                                  60,862       90,143       38,939        32,509         (641,595)
                                                              --------     --------      -------       -------      -----------
Increase (decrease) in net assets                               76,108       95,693       40,927        32,175            7,004
Net assets at beginning of period                               62,767       53,220       57,172        26,013        4,828,014
                                                              --------     --------      -------       -------      -----------
Net assets at end of period                                   $138,875     $148,913      $98,099       $58,188      $ 4,835,018
                                                              ========     ========      =======       =======      ===========
Beginning units                                                  6,865        5,694        4,639         2,574          271,786
Units issued                                                     8,921       11,584        4,868         5,578           12,590
Units redeemed                                                  (2,661)      (1,710)      (1,432)       (2,417)         (46,882)
                                                              --------     --------      -------       -------      -----------
Ending units                                                    13,125       15,568        8,075         5,735          237,494
                                                              ========     ========      =======       =======      ===========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                  $  3,551     $    668      $    --       $   355      $    32,789
   Mortality and expense risk and administrative charges          (167)        (148)        (157)          (63)         (23,759)
                                                              --------     --------      -------       -------      -----------
   Net investment income (loss)                                  3,384          520         (157)          292            9,030
   Net realized gain (loss)                                       (441)        (429)        (720)         (199)         400,857
   Capital gain distribution from mutual funds                      --          832        7,343           101          855,923
   Change in unrealized appreciation (depreciation) of
     investments                                                (7,508)      (4,633)      (5,552)         (177)      (1,388,606)
                                                              --------     --------      -------       -------      -----------
Increase (decrease) in net assets from operations               (4,565)      (3,710)         914            17         (122,796)
                                                              --------     --------      -------       -------      -----------
From contract transactions:
   Payments received from contract owners                        4,342       10,019        5,640         4,126          245,277
   Payments for contract benefits or terminations                   --           --           --            --         (382,066)
   Policy loans                                                     --           --           --            --          (36,678)
   Transfers between sub-accounts (including fixed
     account), net                                               6,706        1,343        2,039           813         (154,394)
   Contract maintenance charges                                 29,825       41,260       34,787        17,603         (309,543)
                                                              --------     --------      -------       -------      -----------
Increase (decrease) in net assets from contract
  transactions                                                  40,873       52,622       42,466        22,542         (637,404)
                                                              --------     --------      -------       -------      -----------
Increase (decrease) in net assets                               36,308       48,912       43,380        22,559         (760,200)
Net assets at beginning of period                               26,459        4,308       13,792         3,454        5,588,214
                                                              --------     --------      -------       -------      -----------
Net assets at end of period                                   $ 62,767     $ 53,220      $57,172       $26,013      $ 4,828,014
                                                              ========     ========      =======       =======      ===========
Beginning units                                                  2,617          400        1,023           337          301,137
Units issued                                                     4,781        5,747        3,998         3,877           31,378
Units redeemed                                                    (533)        (453)        (382)       (1,640)         (60,729)
                                                              --------     --------      -------       -------      -----------
Ending units                                                     6,865        5,694        4,639         2,574          271,786
                                                              ========     ========      =======       =======      ===========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                               Dreyfus VIF       Dreyfus VIF                       Fidelity VIP
                                              International     Opportunistic      Dreyfus VIF         Asset       Fidelity VIP
                                                  Value           Small Cap       Quality Bond        Manager       Contrafund
                                            Portfolio Initial Portfolio Initial Portfolio Initial    Portfolio       Portfolio
                                                 Shares            Shares            Shares       Service Class 2 Service Class 2
                                            ----------------- ----------------- ----------------- --------------- ---------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                    $  2,123         $       --        $   92,036       $   54,124      $   183,563
   Mortality and expense risk and
     administrative charges                         (317)           (30,289)          (24,532)         (20,260)        (148,433)
                                                --------         ----------        ----------       ----------      -----------
   Net investment income (loss)                    1,806            (30,289)           67,504           33,864           35,130
   Net realized gain (loss)                       (3,498)           432,743           (14,808)          16,740        1,847,236
   Capital gain distribution from mutual
     funds                                            --            534,237                --          182,746        2,506,249
   Change in unrealized appreciation
     (depreciation) of investments                (2,369)            74,496            11,956         (140,939)      (2,317,758)
                                                --------         ----------        ----------       ----------      -----------
Increase (decrease) in net assets from
  operations                                      (4,061)         1,011,187            64,652           92,411        2,070,857
                                                --------         ----------        ----------       ----------      -----------
From contract transactions:
   Payments received from contract owners         11,571            460,426           331,772          340,784        1,557,953
   Payments for contract benefits or
     terminations                                (32,445)          (587,816)         (183,271)        (209,043)      (2,943,403)
   Policy loans                                   (3,858)           (54,450)          (19,564)          (2,617)        (197,556)
   Transfers between sub-accounts
     (including fixed account), net                  534           (112,279)         (248,552)          67,648         (488,492)
   Contract maintenance charges                   (5,165)          (481,139)         (465,488)        (347,281)      (1,284,285)
                                                --------         ----------        ----------       ----------      -----------
Increase (decrease) in net assets from
  contract transactions                          (29,363)          (775,258)         (585,103)        (150,509)      (3,355,783)
                                                --------         ----------        ----------       ----------      -----------
Increase (decrease) in net assets                (33,424)           235,929          (520,451)         (58,098)      (1,284,926)
Net assets at beginning of period                143,386          6,796,573         5,385,617        4,248,819       31,784,963
                                                --------         ----------        ----------       ----------      -----------
Net assets at end of period                     $109,962         $7,032,502        $4,865,166       $4,190,721      $30,500,037
                                                ========         ==========        ==========       ==========      ===========
Beginning units                                   14,834            424,523           394,856          309,899        1,897,435
Units issued                                       1,058             48,341            45,961           49,654          319,048
Units redeemed                                    (4,492)           (93,304)          (83,677)         (56,607)        (440,073)
                                                --------         ----------        ----------       ----------      -----------
Ending units                                      11,400            379,560           357,140          302,946        1,776,410
                                                ========         ==========        ==========       ==========      ===========
For the Year Ended December 31, 2015

From operations:
   Dividends                                    $  3,174         $       --        $  112,496       $   59,904      $   262,985
   Mortality and expense risk and
     administrative charges                         (546)           (36,346)          (26,819)         (22,226)        (171,476)
                                                --------         ----------        ----------       ----------      -----------
   Net investment income (loss)                    2,628            (36,346)           85,677           37,678           91,509
   Net realized gain (loss)                          435            533,785            28,189           64,520        1,664,415
   Capital gain distribution from mutual
     funds                                            --            114,039                --          311,543        3,071,688
   Change in unrealized appreciation
     (depreciation) of investments                (7,616)          (788,555)         (227,321)        (432,895)      (4,814,504)
                                                --------         ----------        ----------       ----------      -----------
Increase (decrease) in net assets from
  operations                                      (4,553)          (177,077)         (113,455)         (19,154)          13,108
                                                --------         ----------        ----------       ----------      -----------
From contract transactions:
   Payments received from contract owners         21,368            511,644           370,047          358,066        1,723,109
   Payments for contract benefits or
     terminations                                 (5,715)          (473,502)         (290,432)        (299,162)      (2,077,074)
   Policy loans                                     (150)          (141,645)          (34,331)          (6,949)        (250,534)
   Transfers between sub-accounts
     (including fixed account), net                1,199            (96,098)          391,755             (486)        (312,013)
   Contract maintenance charges                   (8,391)          (503,078)         (532,300)        (317,487)      (1,428,981)
                                                --------         ----------        ----------       ----------      -----------
Increase (decrease) in net assets from
  contract transactions                            8,311           (702,679)          (95,261)        (266,018)      (2,345,493)
                                                --------         ----------        ----------       ----------      -----------
Increase (decrease) in net assets                  3,758           (879,756)         (208,716)        (285,172)      (2,332,385)
Net assets at beginning of period                139,628          7,676,329         5,594,333        4,533,991       34,117,348
                                                --------         ----------        ----------       ----------      -----------
Net assets at end of period                     $143,386         $6,796,573        $5,385,617       $4,248,819      $31,784,963
                                                ========         ==========        ==========       ==========      ===========
Beginning units                                   14,043            467,865           400,797          327,100        1,992,046
Units issued                                       1,629             34,614            95,036           27,609          219,798
Units redeemed                                      (838)           (77,956)         (100,977)         (44,810)        (314,409)
                                                --------         ----------        ----------       ----------      -----------
Ending units                                      14,834            424,523           394,856          309,899        1,897,435
                                                ========         ==========        ==========       ==========      ===========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                                                                  Fidelity VIP
                                                  Fidelity VIP    Fidelity VIP    Fidelity VIP    Fidelity VIP     Government
                                                  Equity-Income      Freedom         Freedom         Freedom      Money Market
                                                    Portfolio    2020 Portfolio  2025 Portfolio  2030 Portfolio     Portfolio
                                                 Service Class 2 Service Class 2 Service Class 2 Service Class 2 Service Class 2
                                                 --------------- --------------- --------------- --------------- ---------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                       $   339,611      $  4,665        $   9,302      $   26,567       $      51
   Mortality and expense risk and
     administrative charges                            (79,341)       (1,795)          (3,322)        (10,088)         (2,840)
                                                   -----------      --------        ---------      ----------       ---------
   Net investment income (loss)                        260,270         2,870            5,980          16,479          (2,789)
   Net realized gain (loss)                            167,819         5,827           22,032          55,152              --
   Capital gain distribution from mutual funds       1,047,975        11,062           19,977          82,188              --
   Change in unrealized appreciation
     (depreciation) of investments                   1,064,218        (2,582)         (15,033)        (32,867)             --
                                                   -----------      --------        ---------      ----------       ---------
Increase (decrease) in net assets from
  operations                                         2,540,282        17,177           32,956         120,952          (2,789)
                                                   -----------      --------        ---------      ----------       ---------
From contract transactions:
   Payments received from contract owners              933,701        56,428           86,555         131,986          16,788
   Payments for contract benefits or
     terminations                                   (1,484,016)      (39,599)        (116,338)        (26,709)         46,742
   Policy loans                                       (122,415)          332           18,383           3,874              --
   Transfers between sub-accounts (including
     fixed account), net                               (12,960)       (1,939)         152,630         (44,493)       (204,771)
   Contract maintenance charges                       (710,797)      (27,789)         (84,018)       (101,404)       (306,258)
                                                   -----------      --------        ---------      ----------       ---------
Increase (decrease) in net assets from contract
  transactions                                      (1,396,487)      (12,567)          57,212         (36,746)       (447,499)
                                                   -----------      --------        ---------      ----------       ---------
Increase (decrease) in net assets                    1,143,795         4,610           90,168          84,206        (450,288)
Net assets at beginning of period                   15,777,973       370,220          640,820       2,147,681         894,457
                                                   -----------      --------        ---------      ----------       ---------
Net assets at end of period                        $16,921,768      $374,830        $ 730,988      $2,231,887       $ 444,169
                                                   ===========      ========        =========      ==========       =========
Beginning units                                      1,099,574        27,297           44,989         154,093          90,441
Units issued                                           198,956         5,802           23,665          25,500         351,688
Units redeemed                                        (256,088)       (6,367)         (19,583)        (26,962)       (396,967)
                                                   -----------      --------        ---------      ----------       ---------
Ending units                                         1,042,442        26,732           49,071         152,631          45,162
                                                   ===========      ========        =========      ==========       =========
For the Year Ended December 31, 2015

From operations:
   Dividends                                       $   494,062      $  6,100        $  10,601      $   32,474       $      17
   Mortality and expense risk and
     administrative charges                            (87,917)       (2,031)          (3,532)         (7,436)         (1,204)
                                                   -----------      --------        ---------      ----------       ---------
   Net investment income (loss)                        406,145         4,069            7,069          25,038          (1,187)
   Net realized gain (loss)                            358,912         7,891           15,619          39,105              --
   Capital gain distribution from mutual funds       1,638,804         1,648            3,587          10,428              --
   Change in unrealized appreciation
     (depreciation) of investments                  (3,192,487)      (17,555)         (32,130)       (129,591)             --
                                                   -----------      --------        ---------      ----------       ---------
Increase (decrease) in net assets from
  operations                                          (788,626)       (3,947)          (5,855)        (55,020)         (1,187)
                                                   -----------      --------        ---------      ----------       ---------
From contract transactions:
   Payments received from contract owners            1,060,355        54,211           69,144         137,328          53,154
   Payments for contract benefits or
     terminations                                   (1,170,956)      (19,028)          (4,999)        (11,692)         97,458
   Policy loans                                        (73,234)        2,829          (13,957)          5,014              --
   Transfers between sub-accounts (including
     fixed account), net                              (330,459)        1,669           53,990       1,123,277           1,504
   Contract maintenance charges                       (852,947)      (28,102)         (95,215)        (60,761)        720,160
                                                   -----------      --------        ---------      ----------       ---------
Increase (decrease) in net assets from contract
  transactions                                      (1,367,241)       11,579            8,963       1,193,166         872,276
                                                   -----------      --------        ---------      ----------       ---------
Increase (decrease) in net assets                   (2,155,867)        7,632            3,108       1,138,146         871,089
Net assets at beginning of period                   17,933,840       362,588          637,712       1,009,535          23,368
                                                   -----------      --------        ---------      ----------       ---------
Net assets at end of period                        $15,777,973      $370,220        $ 640,820      $2,147,681       $ 894,457
                                                   ===========      ========        =========      ==========       =========
Beginning units                                      1,176,181        26,350           44,417          68,363           2,363
Units issued                                           116,609         5,227            8,763          95,905         336,829
Units redeemed                                        (193,216)       (4,280)          (8,191)        (10,175)       (248,751)
                                                   -----------      --------        ---------      ----------       ---------
Ending units                                         1,099,574        27,297           44,989         154,093          90,441
                                                   ===========      ========        =========      ==========       =========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                                                                       FTVIP
                                                                                           FTVIP         FTVIP        Franklin
                                                         Fidelity VIP    Fidelity VIP     Franklin   Franklin Small  Small-Mid
                                                            Growth          Mid Cap        Mutual      Cap Value     Cap Growth
                                                           Portfolio       Portfolio     Shares VIP     VIP Fund     Securities
                                                        Service Class 2 Service Class 2 Fund Class 2    Class 2     Fund Class 2
                                                        --------------- --------------- ------------ -------------- ------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                              $        --     $    30,772   $   125,661   $    60,329     $     --
   Mortality and expense risk and administrative
     charges                                                  (74,704)        (51,403)      (32,457)      (40,134)        (137)
                                                          -----------     -----------   -----------   -----------     --------
   Net investment income (loss)                               (74,704)        (20,631)       93,204        20,195         (137)
   Net realized gain (loss)                                 1,167,980        (166,879)      176,712       (99,993)      (9,277)
   Capital gain distribution from mutual funds              1,487,594         619,302       517,665     1,108,681        3,344
   Change in unrealized appreciation (depreciation) of
     investments                                           (2,599,001)        617,303       139,748       919,191        6,850
                                                          -----------     -----------   -----------   -----------     --------
Increase (decrease) in net assets from operations             (18,131)      1,049,095       927,329     1,948,074          780
                                                          -----------     -----------   -----------   -----------     --------
From contract transactions:
   Payments received from contract owners                     800,428         539,258       395,098       333,053          350
   Payments for contract benefits or terminations            (744,888)       (611,824)     (426,370)     (458,849)          --
   Policy loans                                               (93,785)         14,424       (84,651)      (57,762)          98
   Transfers between sub-accounts (including fixed
     account), net                                            (39,843)       (464,682)       76,189      (160,896)     (20,026)
   Contract maintenance charges                              (755,675)       (422,410)     (284,724)     (159,858)      (1,080)
                                                          -----------     -----------   -----------   -----------     --------
Increase (decrease) in net assets from contract
  transactions                                               (833,763)       (945,234)     (324,458)     (504,312)     (20,658)
                                                          -----------     -----------   -----------   -----------     --------
Increase (decrease) in net assets                            (851,894)        103,861       602,871     1,443,762      (19,878)
Net assets at beginning of period                          16,073,318       9,995,340     6,270,133     6,935,707       40,559
                                                          -----------     -----------   -----------   -----------     --------
Net assets at end of period                               $15,221,424     $10,099,201   $ 6,873,004   $ 8,379,469     $ 20,681
                                                          ===========     ===========   ===========   ===========     ========
Beginning units                                               964,228         564,487       454,155       408,261        2,534
Units issued                                                  158,284         178,536        85,423       138,408           46
Units redeemed                                               (188,384)       (199,565)     (100,679)     (129,396)      (1,333)
                                                          -----------     -----------   -----------   -----------     --------
Ending units                                                  934,128         543,458       438,899       417,273        1,247
                                                          ===========     ===========   ===========   ===========     ========
For the Year Ended December 31, 2015

From operations:
   Dividends                                              $     5,206     $    26,620   $   207,755   $    47,988     $     --
   Mortality and expense risk and administrative
     charges                                                  (85,027)        (61,795)      (37,324)      (44,745)        (226)
                                                          -----------     -----------   -----------   -----------     --------
   Net investment income (loss)                               (79,821)        (35,175)      170,431         3,243         (226)
   Net realized gain (loss)                                 1,348,904         104,922       369,524       224,193         (233)
   Capital gain distribution from mutual funds                529,874       1,301,283       458,392     1,103,665       10,950
   Change in unrealized appreciation (depreciation) of
     investments                                             (755,396)     (1,571,824)   (1,356,082)   (1,934,635)     (11,827)
                                                          -----------     -----------   -----------   -----------     --------
Increase (decrease) in net assets from operations           1,043,561        (200,794)     (357,735)     (603,534)      (1,336)
                                                          -----------     -----------   -----------   -----------     --------
From contract transactions:
   Payments received from contract owners                     894,910         639,238       464,627       364,484          600
   Payments for contract benefits or terminations          (1,528,865)       (602,710)     (228,427)     (495,605)          --
   Policy loans                                               (72,684)        (50,122)       75,937       (21,913)         (34)
   Transfers between sub-accounts (including fixed
     account), net                                           (402,283)       (193,318)     (462,484)     (291,560)      (1,979)
   Contract maintenance charges                              (778,065)       (425,539)     (232,740)     (254,367)      (1,356)
                                                          -----------     -----------   -----------   -----------     --------
Increase (decrease) in net assets from contract
  transactions                                             (1,886,987)       (632,451)     (383,087)     (698,961)      (2,769)
                                                          -----------     -----------   -----------   -----------     --------
Increase (decrease) in net assets                            (843,426)       (833,245)     (740,822)   (1,302,495)      (4,105)
Net assets at beginning of period                          16,916,744      10,828,585     7,010,955     8,238,202       44,664
                                                          -----------     -----------   -----------   -----------     --------
Net assets at end of period                               $16,073,318     $ 9,995,340   $ 6,270,133   $ 6,935,707     $ 40,559
                                                          ===========     ===========   ===========   ===========     ========
Beginning units                                             1,073,695         564,784       470,937       430,935        2,703
Units issued                                                   96,146         104,503        80,652        70,869           34
Units redeemed                                               (205,613)       (104,800)      (97,434)      (93,543)        (203)
                                                          -----------     -----------   -----------   -----------     --------
Ending units                                                  964,228         564,487       454,155       408,261        2,534
                                                          ===========     ===========   ===========   ===========     ========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED


                                                                                           Goldman
                                                                FTVIP         FTVIP       Sachs VIT
                                                            Franklin U.S.   Templeton     Strategic   Invesco V.I.
                                                              Government     Foreign     Growth Fund    American    Invesco V.I.
                                                            Securities VIP  Securities  Institutional   Franchise    Core Equity
                                                             Fund Class 2  Fund Class 2    Shares     Fund Series I Fund Series I
                                                            -------------- ------------ ------------- ------------- -------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                  $   77,296    $   91,181   $   16,798      $    --     $    58,724
   Mortality and expense risk and administrative charges         (16,668)      (25,693)     (10,133)         (44)        (34,684)
                                                              ----------    ----------   ----------      -------     -----------
   Net investment income (loss)                                   60,628        65,488        6,665          (44)         24,040
   Net realized gain (loss)                                      (71,784)     (204,653)     112,537          194         187,912
   Capital gain distribution from mutual funds                        --        81,669          272        1,260         526,357
   Change in unrealized appreciation (depreciation) of
     investments                                                  16,897       345,094      (70,829)      (1,233)        (29,545)
                                                              ----------    ----------   ----------      -------     -----------
Increase (decrease) in net assets from operations                  5,741       287,598       48,645          177         708,764
                                                              ----------    ----------   ----------      -------     -----------
From contract transactions:
   Payments received from contract owners                        159,315       380,161           --          250         569,820
   Payments for contract benefits or terminations                (94,390)     (505,889)    (575,491)          --        (359,286)
   Policy loans                                                    2,968       (69,286)          (7)        (134)        (58,470)
   Transfers between sub-accounts (including fixed
     account), net                                                12,961        85,306           --        9,252          14,815
   Contract maintenance charges                                 (281,456)     (406,755)    (106,516)        (444)       (567,786)
                                                              ----------    ----------   ----------      -------     -----------
Increase (decrease) in net assets from contract
  transactions                                                  (200,602)     (516,463)    (682,014)       8,924        (400,907)
                                                              ----------    ----------   ----------      -------     -----------
Increase (decrease) in net assets                               (194,861)     (228,865)    (633,369)       9,101         307,857
Net assets at beginning of period                              2,995,988     5,101,290    3,341,287        5,116       7,610,942
                                                              ----------    ----------   ----------      -------     -----------
Net assets at end of period                                   $2,801,127    $4,872,425   $2,707,918      $14,217     $ 7,918,799
                                                              ==========    ==========   ==========      =======     ===========
Beginning units                                                  232,614       454,864      187,977          298         526,582
Units issued                                                      97,461       138,160       10,778          550          29,569
Units redeemed                                                  (107,486)     (149,960)     (45,321)         (33)        (56,751)
                                                              ----------    ----------   ----------      -------     -----------
Ending units                                                     222,589       443,064      153,434          815         499,400
                                                              ==========    ==========   ==========      =======     ===========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                  $   85,705    $  184,300   $   12,063      $    --     $    93,175
   Mortality and expense risk and administrative charges         (18,969)      (32,162)     (11,348)         (26)        (38,811)
                                                              ----------    ----------   ----------      -------     -----------
   Net investment income (loss)                                   66,736       152,138          715          (26)         54,364
   Net realized gain (loss)                                      (36,091)       87,946       27,793          103         454,978
   Capital gain distribution from mutual funds                        --       188,241      205,638           28         852,089
   Change in unrealized appreciation (depreciation) of
     investments                                                 (32,735)     (798,052)    (133,101)         122      (1,883,312)
                                                              ----------    ----------   ----------      -------     -----------
Increase (decrease) in net assets from operations                 (2,090)     (369,727)     101,045          227        (521,881)
                                                              ----------    ----------   ----------      -------     -----------
From contract transactions:
   Payments received from contract owners                        171,567       451,293           --           --         616,583
   Payments for contract benefits or terminations               (146,961)     (191,482)      (1,822)          --        (494,008)
   Policy loans                                                  (24,322)      (37,949)        (272)          --        (146,655)
   Transfers between sub-accounts (including fixed
     account), net                                               213,527      (175,669)        (634)         (12)       (203,011)
   Contract maintenance charges                                 (220,895)     (413,008)     (77,200)        (271)       (597,364)
                                                              ----------    ----------   ----------      -------     -----------
Increase (decrease) in net assets from contract
  transactions                                                    (7,084)     (366,815)     (79,928)        (283)       (824,455)
                                                              ----------    ----------   ----------      -------     -----------
Increase (decrease) in net assets                                 (9,174)     (736,542)      21,117          (56)     (1,346,336)
Net assets at beginning of period                              3,005,162     5,837,832    3,320,170        5,172       8,957,278
                                                              ----------    ----------   ----------      -------     -----------
Net assets at end of period                                   $2,995,988    $5,101,290   $3,341,287      $ 5,116     $ 7,610,942
                                                              ==========    ==========   ==========      =======     ===========
Beginning units                                                  229,369       478,259      192,544          315         578,270
Units issued                                                      70,552        80,800           --           --          44,548
Units redeemed                                                   (67,307)     (104,195)      (4,567)         (17)        (96,236)
                                                              ----------    ----------   ----------      -------     -----------
Ending units                                                     232,614       454,864      187,977          298         526,582
                                                              ==========    ==========   ==========      =======     ===========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                              Invesco V.I. Invesco V.I.  Invesco V.I.               Invesco V.I.
                                                              Global Real   Government    Growth and  Invesco V.I.  International
                                                              Estate Fund   Securities   Income Fund   High Yield    Growth Fund
                                                                Series I   Fund Series I   Series I   Fund Series I   Series I
                                                              ------------ ------------- ------------ ------------- -------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                    $  5,404      $   624    $   106,034   $   81,027    $   97,288
   Mortality and expense risk and administrative charges          (1,019)        (165)       (47,595)     (12,112)      (35,448)
                                                                --------      -------    -----------   ----------    ----------
   Net investment income (loss)                                    4,385          459         58,439       68,915        61,840
   Net realized gain (loss)                                          602         (350)        (9,481)       3,648       271,608
   Capital gain distribution from mutual funds                     6,322           --        876,281           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (5,606)         262        763,139      122,548      (403,837)
                                                                --------      -------    -----------   ----------    ----------
Increase (decrease) in net assets from operations                  5,703          371      1,688,378      195,111       (70,389)
                                                                --------      -------    -----------   ----------    ----------
From contract transactions:
   Payments received from contract owners                         34,398          900        501,364       55,896       508,550
   Payments for contract benefits or terminations                 (3,058)      (3,543)      (393,554)     (29,493)     (421,757)
   Policy loans                                                      588          (37)      (152,457)      (9,998)     (107,890)
   Transfers between sub-accounts (including fixed account),
     net                                                             443         (109)      (248,786)     (20,294)     (210,086)
   Contract maintenance charges                                   46,274       (4,361)      (483,690)     (52,061)     (431,016)
                                                                --------      -------    -----------   ----------    ----------
Increase (decrease) in net assets from contract transactions      78,645       (7,150)      (777,123)     (55,950)     (662,199)
                                                                --------      -------    -----------   ----------    ----------
Increase (decrease) in net assets                                 84,348       (6,779)       911,255      139,161      (732,588)
Net assets at beginning of period                                256,355       36,400      9,397,249    1,874,637     7,464,549
                                                                --------      -------    -----------   ----------    ----------
Net assets at end of period                                     $340,703      $29,621    $10,308,504   $2,013,798    $6,731,961
                                                                ========      =======    ===========   ==========    ==========
Beginning units                                                   19,199        3,342        573,664      161,859       575,992
Units issued                                                       8,767           81        112,296       19,284       124,403
Units redeemed                                                    (1,508)        (723)      (138,800)     (23,992)     (149,109)
                                                                --------      -------    -----------   ----------    ----------
Ending units                                                      26,458        2,700        547,160      157,151       551,286
                                                                ========      =======    ===========   ==========    ==========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                    $  8,950      $   823    $   286,698   $  106,649    $  118,417
   Mortality and expense risk and administrative charges            (632)        (188)       (53,583)     (14,181)      (42,724)
                                                                --------      -------    -----------   ----------    ----------
   Net investment income (loss)                                    8,318          635        233,115       92,468        75,693
   Net realized gain (loss)                                        2,347         (517)       373,965       60,387       351,491
   Capital gain distribution from mutual funds                        --           --      1,489,873           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (16,201)        (165)    (2,451,263)    (203,210)     (661,530)
                                                                --------      -------    -----------   ----------    ----------
Increase (decrease) in net assets from operations                 (5,536)         (47)      (354,310)     (50,355)     (234,346)
                                                                --------      -------    -----------   ----------    ----------
From contract transactions:
   Payments received from contract owners                         35,148        3,900        528,476       49,470       602,564
   Payments for contract benefits or terminations                 (2,723)          --       (560,166)    (635,786)     (485,355)
   Policy loans                                                     (576)         (35)      (205,736)      (6,839)     (242,865)
   Transfers between sub-accounts (including fixed account),
     net                                                          11,203           30       (137,034)     (22,400)       30,526
   Contract maintenance charges                                    8,181       (5,478)      (364,115)     (51,834)     (416,908)
                                                                --------      -------    -----------   ----------    ----------
Increase (decrease) in net assets from contract transactions      51,233       (1,583)      (738,575)    (667,389)     (512,038)
                                                                --------      -------    -----------   ----------    ----------
Increase (decrease) in net assets                                 45,697       (1,630)    (1,092,885)    (717,744)     (746,384)
Net assets at beginning of period                                210,658       38,030     10,490,134    2,592,381     8,210,933
                                                                --------      -------    -----------   ----------    ----------
Net assets at end of period                                     $256,355      $36,400    $ 9,397,249   $1,874,637    $7,464,549
                                                                ========      =======    ===========   ==========    ==========
Beginning units                                                   15,016        3,486        604,758      215,634       602,190
Units issued                                                       6,674          375         85,869        5,786        97,850
Units redeemed                                                    (2,491)        (519)      (116,963)     (59,561)     (124,048)
                                                                --------      -------    -----------   ----------    ----------
Ending units                                                      19,199        3,342        573,664      161,859       575,992
                                                                ========      =======    ===========   ==========    ==========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                                          Janus Aspen
                                                              Janus Aspen                   Global    Janus Aspen    JP Morgan
                                                              Enterprise    Janus Aspen    Research    Overseas      Insurance
                                                               Portfolio  Forty Portfolio  Portfolio   Portfolio     Trust Core
                                                                Service       Service       Service     Service    Bond Portfolio
                                                                Shares        Shares        Shares      Shares        Class 1
                                                              ----------- --------------- ----------- -----------  --------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                  $    1,294     $      --    $   25,344  $   301,245     $  9,180
   Mortality and expense risk and administrative charges         (27,027)       (2,194)      (12,005)     (32,592)      (2,308)
                                                              ----------     ---------    ----------  -----------     --------
   Net investment income (loss)                                  (25,733)       (2,194)       13,339      268,653        6,872
   Net realized gain (loss)                                      235,202        (7,296)      123,149   (1,832,690)        (380)
   Capital gain distribution from mutual funds                   433,811        68,969            --      208,925           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (72,676)      (48,053)     (103,277)     804,498       (6,750)
                                                              ----------     ---------    ----------  -----------     --------
Increase (decrease) in net assets from operations                570,604        11,426        33,211     (550,614)        (258)
                                                              ----------     ---------    ----------  -----------     --------
From contract transactions:
   Payments received from contract owners                        237,985        49,808       246,931      600,506       27,848
   Payments for contract benefits or terminations               (311,357)       (8,293)     (137,695)    (589,874)      (1,783)
   Policy loans                                                  (14,960)       (8,616)      (31,317)       8,672       (4,064)
   Transfers between sub-accounts (including fixed account),
     net                                                        (125,181)       63,855       (88,802)    (312,329)         502
   Contract maintenance charges                                 (180,167)      (10,220)     (228,644)    (565,212)     196,703
                                                              ----------     ---------    ----------  -----------     --------
Increase (decrease) in net assets from contract transactions    (393,680)       86,534      (239,527)    (858,237)     219,206
                                                              ----------     ---------    ----------  -----------     --------
Increase (decrease) in net assets                                176,924        97,960      (206,316)  (1,408,851)     218,948
Net assets at beginning of period                              5,309,566       445,910     2,857,036    7,496,099      278,198
                                                              ----------     ---------    ----------  -----------     --------
Net assets at end of period                                   $5,486,490     $ 543,870    $2,650,720  $ 6,087,248     $497,146
                                                              ==========     =========    ==========  ===========     ========
Beginning units                                                  282,411        25,998       226,554      843,160       24,910
Units issued                                                      26,891         7,828        16,280      216,356       24,868
Units redeemed                                                   (45,277)       (1,741)      (35,172)    (253,700)      (4,038)
                                                              ----------     ---------    ----------  -----------     --------
Ending units                                                     264,025        32,085       207,662      805,816       45,740
                                                              ==========     =========    ==========  ===========     ========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                  $   28,342     $      --    $   16,517  $    42,842     $  5,141
   Mortality and expense risk and administrative charges         (28,549)       (1,866)      (14,581)     (45,369)        (922)
                                                              ----------     ---------    ----------  -----------     --------
   Net investment income (loss)                                     (207)       (1,866)        1,936       (2,527)       4,219
   Net realized gain (loss)                                      256,651        18,853       203,041     (514,560)          38
   Capital gain distribution from mutual funds                   598,839        88,701            --      252,197           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (686,414)      (49,657)     (289,148)    (499,555)      (4,184)
                                                              ----------     ---------    ----------  -----------     --------
Increase (decrease) in net assets from operations                168,869        56,031       (84,171)    (764,445)          73
                                                              ----------     ---------    ----------  -----------     --------
From contract transactions:
   Payments received from contract owners                        244,476        46,228       269,990      690,643       29,498
   Payments for contract benefits or terminations               (304,959)       (9,446)     (239,059)    (356,506)      (4,081)
   Policy loans                                                   (6,571)       (5,221)      (12,039)     (31,044)         383
   Transfers between sub-accounts (including fixed account),
     net                                                          55,803      (121,397)      (48,299)     105,222      (29,609)
   Contract maintenance charges                                 (177,131)      (13,270)     (225,069)    (582,504)     115,654
                                                              ----------     ---------    ----------  -----------     --------
Increase (decrease) in net assets from contract transactions    (188,382)     (103,106)     (254,476)    (174,189)     111,845
                                                              ----------     ---------    ----------  -----------     --------
Increase (decrease) in net assets                                (19,513)      (47,075)     (338,647)    (938,634)     111,918
Net assets at beginning of period                              5,329,079       492,985     3,195,683    8,434,733      166,280
                                                              ----------     ---------    ----------  -----------     --------
Net assets at end of period                                   $5,309,566     $ 445,910    $2,857,036  $ 7,496,099     $278,198
                                                              ==========     =========    ==========  ===========     ========
Beginning units                                                  285,729        32,828       244,595      823,066       13,975
Units issued                                                      32,805         5,182        27,126      149,374       17,381
Units redeemed                                                   (36,123)      (12,012)      (45,167)    (129,280)      (6,446)
                                                              ----------     ---------    ----------  -----------     --------
Ending units                                                     282,411        25,998       226,554      843,160       24,910
                                                              ==========     =========    ==========  ===========     ========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                            JP Morgan    JP Morgan
                                                            Insurance    Insurance
                                                          Trust Mid Cap Trust Small                                MFS VIT II
                                                              Value      Cap Core   MFS VIT Core     MFS VIT       Core Equity
                                                            Portfolio    Portfolio  Equity Series Growth Series Portfolio Initial
                                                             Class 1      Class 1   Initial Class Initial Class       Class
                                                          ------------- ----------- ------------- ------------- -----------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                $   6,463   $   17,318   $        --   $     4,462     $   29,077
   Mortality and expense risk and administrative charges       (3,526)     (17,476)           --       (46,894)       (16,797)
                                                            ---------   ----------   -----------   -----------     ----------
   Net investment income (loss)                                 2,937         (158)           --       (42,432)        12,280
   Net realized gain (loss)                                    55,921      241,069            --       532,398        (57,170)
   Capital gain distribution from mutual funds                 38,686      270,651            --       608,631        312,103
   Change in unrealized appreciation (depreciation) of
     investments                                                2,216       84,335            --      (917,881)       137,372
                                                            ---------   ----------   -----------   -----------     ----------
Increase (decrease) in net assets from operations              99,760      595,897            --       180,716        404,585
                                                            ---------   ----------   -----------   -----------     ----------
From contract transactions:
   Payments received from contract owners                          --      165,665            --       574,635        240,889
   Payments for contract benefits or terminations             (32,110)    (310,070)           --      (610,438)      (180,718)
   Policy loans                                                (2,278)     (36,019)           --      (123,366)       (31,534)
   Transfers between sub-accounts (including fixed
     account), net                                               (727)     (33,337)           --      (285,980)       (82,798)
   Contract maintenance charges                               (31,597)    (195,484)           --      (689,608)      (249,226)
                                                            ---------   ----------   -----------   -----------     ----------
Increase (decrease) in net assets from contract
  transactions                                                (66,712)    (409,245)           --    (1,134,757)      (303,387)
                                                            ---------   ----------   -----------   -----------     ----------
Increase (decrease) in net assets                              33,048      186,652            --      (954,041)       101,198
Net assets at beginning of period                             747,190    3,491,842            --    10,847,200      3,874,431
                                                            ---------   ----------   -----------   -----------     ----------
Net assets at end of period                                 $ 780,238   $3,678,494   $        --   $ 9,893,159     $3,975,629
                                                            =========   ==========   ===========   ===========     ==========
Beginning units                                                26,415      201,877            --       592,534        398,790
Units issued                                                    5,548       47,849            --        14,956         17,710
Units redeemed                                                 (7,922)     (72,682)           --       (77,159)       (47,521)
                                                            ---------   ----------   -----------   -----------     ----------
Ending units                                                   24,041      177,044            --       530,331        368,979
                                                            =========   ==========   ===========   ===========     ==========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                $   8,051   $    5,537   $    40,142   $    17,222     $   22,938
   Mortality and expense risk and administrative charges       (4,403)     (21,570)       (4,519)      (51,402)       (14,044)
                                                            ---------   ----------   -----------   -----------     ----------
   Net investment income (loss)                                 3,648      (16,033)       35,623       (34,180)         8,894
   Net realized gain (loss)                                    53,675      226,105     1,027,718       521,581        (25,170)
   Capital gain distribution from mutual funds                 61,513      390,842       213,559       599,308        315,675
   Change in unrealized appreciation (depreciation) of
     investments                                             (144,001)    (815,121)   (1,181,300)     (340,290)      (416,535)
                                                            ---------   ----------   -----------   -----------     ----------
Increase (decrease) in net assets from operations             (25,165)    (214,207)       95,600       746,419       (117,136)
                                                            ---------   ----------   -----------   -----------     ----------
From contract transactions:
   Payments received from contract owners                          --      202,135        76,256       609,931        187,933
   Payments for contract benefits or terminations             (27,038)    (289,389)      (55,830)     (514,577)      (254,727)
   Policy loans                                                (9,980)     (12,868)       (2,147)     (209,198)       (21,868)
   Transfers between sub-accounts (including fixed
     account), net                                             (4,174)      (3,845)   (4,301,446)      (59,415)     4,263,110
   Contract maintenance charges                               (20,947)    (170,889)      (39,682)     (688,806)      (182,881)
                                                            ---------   ----------   -----------   -----------     ----------
Increase (decrease) in net assets from contract
  transactions                                                (62,139)    (274,856)   (4,322,849)     (862,065)     3,991,567
                                                            ---------   ----------   -----------   -----------     ----------
Increase (decrease) in net assets                             (87,304)    (489,063)   (4,227,249)     (115,646)     3,874,431
Net assets at beginning of period                             834,494    3,980,905     4,227,249    10,962,846             --
                                                            ---------   ----------   -----------   -----------     ----------
Net assets at end of period                                 $ 747,190   $3,491,842   $        --   $10,847,200     $3,874,431
                                                            =========   ==========   ===========   ===========     ==========
Beginning units                                                28,625      214,401       253,650       639,531             --
Units issued                                                    3,355       26,699         5,090        28,081        450,316
Units redeemed                                                 (5,565)     (39,223)     (258,740)      (75,078)       (51,526)
                                                            ---------   ----------   -----------   -----------     ----------
Ending units                                                   26,415      201,877            --       592,534        398,790
                                                            =========   ==========   ===========   ===========     ==========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                                                           Neuberger  Neuberger
                                                                                                           Berman AMT Berman AMT
                                                               MFS VIT New      MFS VIT        MFS VIT     Large Cap   Mid-Cap
                                                                Discovery       Research     Total Return    Value      Growth
                                                              Series Initial Series Initial Series Initial Portfolio  Portfolio
                                                                  Class          Class          Class       Class I    Class I
                                                              -------------- -------------- -------------- ---------- ----------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                    $       --     $   19,974      $ 10,013     $   239   $       --
   Mortality and expense risk and administrative charges           (21,594)       (12,323)       (1,752)       (148)     (26,268)
                                                                ----------     ----------      --------     -------   ----------
   Net investment income (loss)                                    (21,594)         7,651         8,261          91      (26,268)
   Net realized gain (loss)                                       (106,973)       122,915        17,189       2,370     (294,485)
   Capital gain distribution from mutual funds                     198,259        256,360        11,257       2,620      251,738
   Change in unrealized appreciation (depreciation) of
     investments                                                   295,626       (187,787)       (7,419)      2,046      267,974
                                                                ----------     ----------      --------     -------   ----------
Increase (decrease) in net assets from operations                  365,318        199,139        29,288       7,127      198,959
                                                                ----------     ----------      --------     -------   ----------
From contract transactions:
   Payments received from contract owners                          294,721        195,204         3,899         600      258,228
   Payments for contract benefits or terminations                 (275,609)      (141,815)      (35,379)         --     (322,578)
   Policy loans                                                    (78,862)       (26,820)          149         305       (9,772)
   Transfers between sub-accounts (including fixed account),
     net                                                          (120,961)        (3,497)       (9,615)        164     (106,724)
   Contract maintenance charges                                   (219,646)      (107,990)      (39,108)     (7,600)    (168,770)
                                                                ----------     ----------      --------     -------   ----------
Increase (decrease) in net assets from contract transactions      (400,357)       (84,918)      (80,054)     (6,531)    (349,616)
                                                                ----------     ----------      --------     -------   ----------
Increase (decrease) in net assets                                  (35,039)       114,221       (50,766)        596     (150,657)
Net assets at beginning of period                                4,696,667      2,574,658       376,652      28,491    5,601,819
                                                                ----------     ----------      --------     -------   ----------
Net assets at end of period                                     $4,661,628     $2,688,879      $325,886     $29,087   $5,451,162
                                                                ==========     ==========      ========     =======   ==========
Beginning units                                                    249,507        151,314        25,915       2,629      322,635
Units issued                                                        38,489         33,135         1,125          88       46,702
Units redeemed                                                     (54,554)       (31,984)       (6,384)       (599)     (60,909)
                                                                ----------     ----------      --------     -------   ----------
Ending units                                                       233,442        152,465        20,656       2,118      308,428
                                                                ==========     ==========      ========     =======   ==========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                    $       --     $   19,121      $ 10,266     $   248   $       --
   Mortality and expense risk and administrative charges           (25,436)       (13,174)       (2,014)       (165)     (29,853)
                                                                ----------     ----------      --------     -------   ----------
   Net investment income (loss)                                    (25,436)         5,947         8,252          83      (29,853)
   Net realized gain (loss)                                         (1,593)       165,277        10,526       1,167     (156,445)
   Capital gain distribution from mutual funds                     155,744        197,273        14,604       2,508      476,429
   Change in unrealized appreciation (depreciation) of
     investments                                                  (230,174)      (356,545)      (36,642)     (7,928)    (218,432)
                                                                ----------     ----------      --------     -------   ----------
Increase (decrease) in net assets from operations                 (101,459)        11,952        (3,260)     (4,170)      71,699
                                                                ----------     ----------      --------     -------   ----------
From contract transactions:
   Payments received from contract owners                          324,786        209,369         9,590         600      281,495
   Payments for contract benefits or terminations                 (254,245)      (158,948)      (16,216)         --     (257,341)
   Policy loans                                                    (17,321)       (22,377)          186         250      (42,731)
   Transfers between sub-accounts (including fixed account),
     net                                                          (127,139)      (126,876)        1,903         142     (183,773)
   Contract maintenance charges                                   (230,944)       (98,979)      (28,954)     (3,649)    (203,163)
                                                                ----------     ----------      --------     -------   ----------
Increase (decrease) in net assets from contract transactions      (304,863)      (197,811)      (33,491)     (2,657)    (405,513)
                                                                ----------     ----------      --------     -------   ----------
Increase (decrease) in net assets                                 (406,322)      (185,859)      (36,751)     (6,827)    (333,814)
Net assets at beginning of period                                5,102,989      2,760,517       413,403      35,318    5,935,633
                                                                ----------     ----------      --------     -------   ----------
Net assets at end of period                                     $4,696,667     $2,574,658      $376,652     $28,491   $5,601,819
                                                                ==========     ==========      ========     =======   ==========
Beginning units                                                    262,079        159,337        28,197       2,860      340,994
Units issued                                                        32,615         21,070           708          63       47,663
Units redeemed                                                     (45,187)       (29,093)       (2,990)       (294)     (66,022)
                                                                ----------     ----------      --------     -------   ----------
Ending units                                                       249,507        151,314        25,915       2,629      322,635
                                                                ==========     ==========      ========     =======   ==========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                                             Oppenheimer
                                                         Neuberger  Oppenheimer                Global
                                                         Berman AMT Conservative Oppenheimer  Strategic
                                                          Socially    Balanced     Global      Income         PIMCO VIT
                                                         Responsive Fund/VA Non  Fund/VA Non Fund/VA Non CommodityRealReturn
                                                         Portfolio    Service      Service     Service   Strategy Portfolio
                                                          Class I      Shares      Shares      Shares        Admin Class
                                                         ---------- ------------ ----------- ----------- -------------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                              $    693   $   30,343  $   69,286    $    53        $   8,520
   Mortality and expense risk and administrative
     charges                                                  (588)      (6,488)    (32,139)        (5)          (4,165)
                                                          --------   ----------  ----------    -------        ---------
   Net investment income (loss)                                105       23,855      37,147         48            4,355
   Net realized gain (loss)                                    361       62,599      66,947        (32)          24,161
   Capital gain distribution from mutual funds               3,556           --     439,177         --               --
   Change in unrealized appreciation (depreciation) of
     investments                                             4,806      (28,207)   (591,479)        47           71,453
                                                          --------   ----------  ----------    -------        ---------
Increase (decrease) in net assets from operations            8,828       58,247     (48,208)        63           99,969
                                                          --------   ----------  ----------    -------        ---------
From contract transactions:
   Payments received from contract owners                    7,191      129,424     429,604         --           89,785
   Payments for contract benefits or terminations               --     (150,535)   (235,237)        --          (61,982)
   Policy loans                                                 --       (1,278)    (16,982)       434            4,491
   Transfers between sub-accounts (including fixed
     account), net                                              (5)     (46,907)   (377,696)        --           (8,832)
   Contract maintenance charges                               (941)     (81,176)   (301,742)      (711)         (59,044)
                                                          --------   ----------  ----------    -------        ---------
Increase (decrease) in net assets from contract
  transactions                                               6,245     (150,472)   (502,053)      (277)         (35,582)
                                                          --------   ----------  ----------    -------        ---------
Increase (decrease) in net assets                           15,073      (92,225)   (550,261)      (214)          64,387
Net assets at beginning of period                           90,687    1,309,698   6,918,180      1,192          748,201
                                                          --------   ----------  ----------    -------        ---------
Net assets at end of period                               $105,760   $1,217,473  $6,367,919    $   978        $ 812,588
                                                          ========   ==========  ==========    =======        =========
Beginning units                                              5,802      116,211     430,410        119          157,941
Units issued                                                   437       23,473      88,224         33           29,238
Units redeemed                                                 (30)     (35,725)   (109,072)       (60)         (39,797)
                                                          --------   ----------  ----------    -------        ---------
Ending units                                                 6,209      103,959     409,562         92          147,382
                                                          ========   ==========  ==========    =======        =========
For the Year Ended December 31, 2015

From operations:
   Dividends                                              $    513   $   29,734  $   94,738    $   323        $  39,796
   Mortality and expense risk and administrative
     charges                                                  (540)      (7,281)    (39,262)       (19)          (5,097)
                                                          --------   ----------  ----------    -------        ---------
   Net investment income (loss)                                (27)      22,453      55,476        304           34,699
   Net realized gain (loss)                                    370       51,180     429,787       (373)        (405,493)
   Capital gain distribution from mutual funds               8,111           --     472,308         --               --
   Change in unrealized appreciation (depreciation) of
     investments                                            (9,438)     (69,734)   (701,868)        25          540,648
                                                          --------   ----------  ----------    -------        ---------
Increase (decrease) in net assets from operations             (984)       3,899     255,703        (44)         169,854
                                                          --------   ----------  ----------    -------        ---------
From contract transactions:
   Payments received from contract owners                    7,980      136,299     519,309      2,640          125,755
   Payments for contract benefits or terminations               --      (28,129)   (561,623)        --          (32,688)
   Policy loans                                                 --       (6,041)   (123,820)       432           27,363
   Transfers between sub-accounts (including fixed
     account), net                                               1      (33,552)     85,662     (4,869)        (400,226)
   Contract maintenance charges                               (927)     (76,009)   (277,209)    (1,464)         (81,556)
                                                          --------   ----------  ----------    -------        ---------
Increase (decrease) in net assets from contract
  transactions                                               7,054       (7,432)   (357,681)    (3,261)        (361,352)
                                                          --------   ----------  ----------    -------        ---------
Increase (decrease) in net assets                            6,070       (3,533)   (101,978)    (3,305)        (191,498)
Net assets at beginning of period                           84,617    1,313,231   7,020,158      4,497          939,699
                                                          --------   ----------  ----------    -------        ---------
Net assets at end of period                               $ 90,687   $1,309,698  $6,918,180    $ 1,192        $ 748,201
                                                          ========   ==========  ==========    =======        =========
Beginning units                                              5,345      112,858     428,197        435          141,574
Units issued                                                   482       25,489      95,848        199           46,244
Units redeemed                                                 (25)     (22,136)    (93,635)      (515)         (29,877)
                                                          --------   ----------  ----------    -------        ---------
Ending units                                                 5,802      116,211     430,410        119          157,941
                                                          ========   ==========  ==========    =======        =========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                PIMCO VIT
                                                               Global Bond  PIMCO VIT    PIMCO VIT   PIMCO VIT
                                                                Portfolio  Real Return  Short-Term  Total Return Pioneer Fund
                                                               (Unhedged)   Portfolio    Portfolio   Portfolio   VCT Portfolio
                                                               Admin Class Admin Class  Admin Class Admin Class     Class I
                                                               ----------- -----------  ----------- ------------ -------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                    $  2,217   $   222,440  $   62,369  $   288,105   $   19,994
   Mortality and expense risk and administrative charges            (676)      (46,919)    (18,941)     (69,952)      (6,997)
                                                                --------   -----------  ----------  -----------   ----------
   Net investment income (loss)                                    1,541       175,521      43,428      218,153       12,997
   Net realized gain (loss)                                         (463)     (342,813)      2,554     (210,136)     (24,196)
   Capital gain distribution from mutual funds                        --            --      18,342           --      259,299
   Change in unrealized appreciation (depreciation) of
     investments                                                     193       621,809       8,651      288,277     (114,602)
                                                                --------   -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                  1,271       454,517      72,975      296,294      133,498
                                                                --------   -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         21,839       726,517     289,533      930,696       64,889
   Payments for contract benefits or terminations                   (376)     (791,808)   (347,171)    (936,159)     (78,916)
   Policy loans                                                     (178)      (22,278)    (28,376)     (59,553)     (19,858)
   Transfers between sub-accounts (including fixed account),
     net                                                              56       224,424      99,661      (25,006)     (16,500)
   Contract maintenance charges                                   38,484      (757,551)   (280,272)    (849,189)     (76,269)
                                                                --------   -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions      59,825      (620,696)   (266,625)    (939,211)    (126,654)
                                                                --------   -----------  ----------  -----------   ----------
Increase (decrease) in net assets                                 61,096      (166,179)   (193,650)    (642,917)       6,844
Net assets at beginning of period                                112,453     9,823,635   4,051,596   14,091,840    1,558,132
                                                                --------   -----------  ----------  -----------   ----------
Net assets at end of period                                     $173,549   $ 9,657,456  $3,857,946  $13,448,923   $1,564,976
                                                                ========   ===========  ==========  ===========   ==========
Beginning units                                                    9,924       768,137     356,593      960,916      105,109
Units issued                                                       8,843       163,802      66,315      209,522        2,072
Units redeemed                                                    (3,043)     (195,385)    (87,118)    (252,835)     (10,606)
                                                                --------   -----------  ----------  -----------   ----------
Ending units                                                      15,724       736,554     335,790      917,603       96,575
                                                                ========   ===========  ==========  ===========   ==========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                    $  2,040   $   423,198  $   41,399  $   726,044   $   17,509
   Mortality and expense risk and administrative charges            (449)      (54,568)    (22,507)     (79,602)      (7,533)
                                                                --------   -----------  ----------  -----------   ----------
   Net investment income (loss)                                    1,591       368,630      18,892      646,442        9,976
   Net realized gain (loss)                                       (2,378)     (213,199)     14,833      (56,415)      19,825
   Capital gain distribution from mutual funds                        --            --       2,151      152,420      419,653
   Change in unrealized appreciation (depreciation) of
     investments                                                  (4,111)     (476,304)     (4,818)    (747,489)    (456,698)
                                                                --------   -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                 (4,898)     (320,873)     31,058       (5,042)      (7,244)
                                                                --------   -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         24,905       763,455     321,869      981,929       80,840
   Payments for contract benefits or terminations                 (4,453)   (1,107,598)   (259,405)  (1,270,945)     (58,186)
   Policy loans                                                      748       (42,476)     (8,549)     (79,739)      (2,473)
   Transfers between sub-accounts (including fixed account),
     net                                                          (9,025)      (47,150)   (201,125)      86,569      (45,018)
   Contract maintenance charges                                   (4,591)     (854,412)   (277,050)    (919,258)     (84,878)
                                                                --------   -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions       7,584    (1,288,181)   (424,260)  (1,201,444)    (109,715)
                                                                --------   -----------  ----------  -----------   ----------
Increase (decrease) in net assets                                  2,686    (1,609,054)   (393,202)  (1,206,486)    (116,959)
Net assets at beginning of period                                109,767    11,432,689   4,444,798   15,298,326    1,675,091
                                                                --------   -----------  ----------  -----------   ----------
Net assets at end of period                                     $112,453   $ 9,823,635  $4,051,596  $14,091,840   $1,558,132
                                                                ========   ===========  ==========  ===========   ==========
Beginning units                                                    9,366       846,961     389,111    1,018,466      112,417
Units issued                                                       2,457        93,956     134,185      187,010        2,754
Units redeemed                                                    (1,899)     (172,780)   (166,703)    (244,560)     (10,062)
                                                                --------   -----------  ----------  -----------   ----------
Ending units                                                       9,924       768,137     356,593      960,916      105,109
                                                                ========   ===========  ==========  ===========   ==========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                            Pioneer Select
                                                               Pioneer Mid     Mid Cap      Putnam VT   Putnam VT     Putnam VT
                                                                Cap Value       Growth     Diversified Growth and      Growth
                                                              VCT Portfolio VCT Portfolio  Income Fund Income Fund  Opportunities
                                                                 Class I       Class I      Class IB    Class IB    Fund Class IB
                                                              ------------- -------------- ----------- -----------  -------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                   $    7,467     $       --   $  422,183  $   189,263    $     --
   Mortality and expense risk and administrative charges           (6,028)       (11,467)     (24,835)     (47,875)        (80)
                                                               ----------     ----------   ----------  -----------    --------
   Net investment income (loss)                                     1,439        (11,467)     397,348      141,388         (80)
   Net realized gain (loss)                                        26,389         24,067     (214,621)     343,600           4
   Capital gain distribution from mutual funds                     63,354        323,866           --      334,240          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   64,500       (266,031)      88,594      722,916       1,001
                                                               ----------     ----------   ----------  -----------    --------
Increase (decrease) in net assets from operations                 155,682         70,435      271,321    1,542,144         925
                                                               ----------     ----------   ----------  -----------    --------
From contract transactions:
   Payments received from contract owners                          63,127        127,455      164,389      603,487       1,031
   Payments for contract benefits or terminations                 (38,064)      (115,049)    (143,882)    (562,673)         --
   Policy loans                                                    (9,878)       (44,927)       4,683      (26,235)       (106)
   Transfers between sub-accounts (including fixed account),
     net                                                          (46,641)       (88,195)     (68,869)     (66,917)    137,809
   Contract maintenance charges                                   (38,607)      (135,427)    (339,120)    (755,477)       (624)
                                                               ----------     ----------   ----------  -----------    --------
Increase (decrease) in net assets from contract transactions      (70,063)      (256,143)    (382,799)    (807,815)    138,110
                                                               ----------     ----------   ----------  -----------    --------
Increase (decrease) in net assets                                  85,619       (185,708)    (111,478)     734,329     139,035
Net assets at beginning of period                               1,034,676      2,660,062    6,043,586   11,296,683          --
                                                               ----------     ----------   ----------  -----------    --------
Net assets at end of period                                    $1,120,295     $2,474,354   $5,932,108  $12,031,012    $139,035
                                                               ==========     ==========   ==========  ===========    ========
Beginning units                                                    67,069        138,650      353,185      714,172          --
Units issued                                                       11,085          3,479       25,828       22,763      43,750
Units redeemed                                                    (14,981)       (17,239)     (49,153)     (73,498)       (106)
                                                               ----------     ----------   ----------  -----------    --------
Ending units                                                       63,173        124,890      329,860      663,437      43,644
                                                               ==========     ==========   ==========  ===========    ========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                   $    9,145     $       --   $  597,412  $   226,405    $     --
   Mortality and expense risk and administrative charges           (7,418)       (13,642)     (28,116)     (54,887)         --
                                                               ----------     ----------   ----------  -----------    --------
   Net investment income (loss)                                     1,727        (13,642)     569,296      171,518          --
   Net realized gain (loss)                                        23,688        114,503     (123,087)     630,252          --
   Capital gain distribution from mutual funds                    129,485        317,597           --           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (234,758)      (372,652)    (621,669)  (1,792,507)         --
                                                               ----------     ----------   ----------  -----------    --------
Increase (decrease) in net assets from operations                 (79,858)        45,806     (175,460)    (990,737)         --
                                                               ----------     ----------   ----------  -----------    --------
From contract transactions:
   Payments received from contract owners                          91,367        136,843      186,893      657,200          --
   Payments for contract benefits or terminations                 (37,309)      (184,357)    (137,733)    (553,631)         --
   Policy loans                                                       138        (62,652)     (68,335)     (20,708)         --
   Transfers between sub-accounts (including fixed account),
     net                                                         (193,866)      (111,010)      15,933      (21,603)         --
   Contract maintenance charges                                   (40,956)      (181,239)    (355,555)    (746,049)         --
                                                               ----------     ----------   ----------  -----------    --------
Increase (decrease) in net assets from contract transactions     (180,626)      (402,415)    (358,797)    (684,791)         --
                                                               ----------     ----------   ----------  -----------    --------
Increase (decrease) in net assets                                (260,484)      (356,609)    (534,257)  (1,675,528)         --
Net assets at beginning of period                               1,295,160      3,016,671    6,577,843   12,972,211          --
                                                               ----------     ----------   ----------  -----------    --------
Net assets at end of period                                    $1,034,676     $2,660,062   $6,043,586  $11,296,683    $     --
                                                               ==========     ==========   ==========  ===========    ========
Beginning units                                                    78,736        159,076      373,499      753,606          --
Units issued                                                       11,323          5,149       28,066       62,984          --
Units redeemed                                                    (22,990)       (25,575)     (48,380)    (102,418)         --
                                                               ----------     ----------   ----------  -----------    --------
Ending units                                                       67,069        138,650      353,185      714,172          --
                                                               ==========     ==========   ==========  ===========    ========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                     Putnam VT    Putnam VT  Putnam VT               SST Mid Cap
                                                                   International  Multi-Cap  Small Cap   Putnam VT      Value
                                                                    Value Fund   Growth Fund Value Fund Voyager Fund  Portfolio
                                                                     Class IB     Class IB    Class IB    Class IB     Class 3
                                                                   ------------- ----------- ---------- ------------ -----------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                        $   96,167     $   276    $  2,587   $   1,755    $  1,068
   Mortality and expense risk and administrative charges               (20,841)       (181)       (933)       (640)       (259)
                                                                    ----------     -------    --------   ---------    --------
   Net investment income (loss)                                         75,326          95       1,654       1,115         809
   Net realized gain (loss)                                             29,415       2,228      (3,604)    (18,737)     (1,057)
   Capital gain distribution from mutual funds                              --       3,829      22,093       6,294       2,471
   Change in unrealized appreciation (depreciation) of
     investments                                                       (93,857)     (3,755)     30,494      11,496       1,543
                                                                    ----------     -------    --------   ---------    --------
Increase (decrease) in net assets from operations                       10,884       2,397      50,637         168       3,766
                                                                    ----------     -------    --------   ---------    --------
From contract transactions:
   Payments received from contract owners                              384,210         600       8,361       5,506       1,356
   Payments for contract benefits or terminations                     (243,714)     (6,795)    (15,848)     (6,822)         --
   Policy loans                                                        (44,702)        (36)        112         170          --
   Transfers between sub-accounts (including fixed account), net      (170,679)       (245)    (19,958)   (168,116)         --
   Contract maintenance charges                                       (352,510)       (792)     (7,424)    (11,577)    119,500
                                                                    ----------     -------    --------   ---------    --------
Increase (decrease) in net assets from contract transactions          (427,395)     (7,268)    (34,757)   (180,839)    120,856
                                                                    ----------     -------    --------   ---------    --------
Increase (decrease) in net assets                                     (416,511)     (4,871)     15,880    (180,671)    124,622
Net assets at beginning of period                                    4,218,894      40,437     214,083     180,671       9,593
                                                                    ----------     -------    --------   ---------    --------
Net assets at end of period                                         $3,802,383     $35,566    $229,963   $      --    $134,215
                                                                    ==========     =======    ========   =========    ========
Beginning units                                                        454,450       2,141      13,733      10,278         973
Units issued                                                            85,868          42         457         764      11,847
Units redeemed                                                        (118,233)       (427)     (2,610)    (11,042)       (876)
                                                                    ----------     -------    --------   ---------    --------
Ending units                                                           422,085       1,756      11,580          --      11,944
                                                                    ==========     =======    ========   =========    ========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                        $   60,530     $   214    $  1,893   $   2,181    $     29
   Mortality and expense risk and administrative charges               (25,674)       (216)     (1,020)       (987)        (12)
                                                                    ----------     -------    --------   ---------    --------
   Net investment income (loss)                                         34,856          (2)        873       1,194          17
   Net realized gain (loss)                                            127,778       1,225       1,514       3,675         (50)
   Capital gain distribution from mutual funds                              --         511      25,171      29,813       1,580
   Change in unrealized appreciation (depreciation) of
     investments                                                      (263,961)     (2,127)    (38,120)    (47,480)     (1,938)
                                                                    ----------     -------    --------   ---------    --------
Increase (decrease) in net assets from operations                     (101,327)       (393)    (10,562)    (12,798)       (391)
                                                                    ----------     -------    --------   ---------    --------
From contract transactions:
   Payments received from contract owners                              459,142         600       9,410       2,787         852
   Payments for contract benefits or terminations                     (349,929)         --      (2,708)     (9,297)         --
   Policy loans                                                        (17,164)        (34)         19         (67)         --
   Transfers between sub-accounts (including fixed account), net       (36,257)     (2,152)     (1,798)      5,836         144
   Contract maintenance charges                                       (344,770)     (1,175)     (8,164)     (7,423)      8,988
                                                                    ----------     -------    --------   ---------    --------
Increase (decrease) in net assets from contract transactions          (288,978)     (2,761)     (3,241)     (8,164)      9,984
                                                                    ----------     -------    --------   ---------    --------
Increase (decrease) in net assets                                     (390,305)     (3,154)    (13,803)    (20,962)      9,593
Net assets at beginning of period                                    4,609,199      43,591     227,886     201,633          --
                                                                    ----------     -------    --------   ---------    --------
Net assets at end of period                                         $4,218,894     $40,437    $214,083   $ 180,671    $  9,593
                                                                    ==========     =======    ========   =========    ========
Beginning units                                                        472,647       2,290      13,863      10,716          --
Units issued                                                            74,021          30         491         104       1,035
Units redeemed                                                         (92,218)       (179)       (621)       (542)        (62)
                                                                    ----------     -------    --------   ---------    --------
Ending units                                                           454,450       2,141      13,733      10,278         973
                                                                    ==========     =======    ========   =========    ========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                  SAST
                                                               Aggressive     SAST     Alger Capital Alger Mid Cap
                                                                 Growth     Balanced   Appreciation     Growth     UIF Growth
                                                               Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                                                                Class 1      Class 1      Class 2       Class 2     Class I
                                                               ----------  ----------  ------------- ------------- ----------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                   $       --  $   39,534   $   11,805    $       --   $       --
   Mortality and expense risk and administrative charges           (6,991)    (11,514)     (30,688)      (12,742)     (12,936)
                                                               ----------  ----------   ----------    ----------   ----------
   Net investment income (loss)                                    (6,991)     28,020      (18,883)      (12,742)     (12,936)
   Net realized gain (loss)                                        28,568      25,352       36,108        99,769      133,784
   Capital gain distribution from mutual funds                         --     104,062       48,935            --      446,539
   Change in unrealized appreciation (depreciation) of
     investments                                                   59,763      (5,313)     (72,951)      (83,595)    (634,107)
                                                               ----------  ----------   ----------    ----------   ----------
Increase (decrease) in net assets from operations                  81,340     152,121       (6,791)        3,432      (66,720)
                                                               ----------  ----------   ----------    ----------   ----------
From contract transactions:
   Payments received from contract owners                          92,342     127,163      298,755       182,661      186,463
   Payments for contract benefits or terminations                 (60,321)    (80,519)    (219,137)      (94,238)    (247,516)
   Policy loans                                                   (10,012)    (15,025)     (18,396)      (70,947)      (1,760)
   Transfers between sub-accounts (including fixed account),
     net                                                          (14,696)    133,509     (191,757)       (5,655)    (274,385)
   Contract maintenance charges                                   (59,178)     64,621      (96,781)     (136,489)    (194,751)
                                                               ----------  ----------   ----------    ----------   ----------
Increase (decrease) in net assets from contract transactions      (51,865)    229,749     (227,316)     (124,668)    (531,949)
                                                               ----------  ----------   ----------    ----------   ----------
Increase (decrease) in net assets                                  29,475     381,870     (234,107)     (121,236)    (598,669)
Net assets at beginning of period                               1,276,068   2,184,924    6,405,391     2,669,937    3,154,713
                                                               ----------  ----------   ----------    ----------   ----------
Net assets at end of period                                    $1,305,543  $2,566,794   $6,171,284    $2,548,701   $2,556,044
                                                               ==========  ==========   ==========    ==========   ==========
Beginning units                                                    95,675     137,230      306,548       182,860      154,144
Units issued                                                       13,244      40,807       56,280        31,659        7,150
Units redeemed                                                    (17,170)    (20,219)     (54,513)      (37,112)     (33,544)
                                                               ----------  ----------   ----------    ----------   ----------
Ending units                                                       91,749     157,818      308,315       177,407      127,750
                                                               ==========  ==========   ==========    ==========   ==========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                   $       --  $   38,471   $    5,332    $       --   $       --
   Mortality and expense risk and administrative charges           (7,641)    (10,703)     (33,272)      (15,746)     (15,121)
                                                               ----------  ----------   ----------    ----------   ----------
   Net investment income (loss)                                    (7,641)     27,768      (27,940)      (15,746)     (15,121)
   Net realized gain (loss)                                        86,868      69,920      213,774       265,760      113,310
   Capital gain distribution from mutual funds                         --     163,563      706,890            --      427,366
   Change in unrealized appreciation (depreciation) of
     investments                                                 (104,850)   (276,870)    (569,362)     (292,124)    (180,092)
                                                               ----------  ----------   ----------    ----------   ----------
Increase (decrease) in net assets from operations                 (25,623)    (15,619)     323,362       (42,110)     345,463
                                                               ----------  ----------   ----------    ----------   ----------
From contract transactions:
   Payments received from contract owners                          95,905     136,986      332,601       219,415      193,599
   Payments for contract benefits or terminations                 (72,161)    (71,658)    (348,250)     (198,982)    (173,380)
   Policy loans                                                   (16,874)    (66,454)     (15,122)       (3,552)     (32,356)
   Transfers between sub-accounts (including fixed account),
     net                                                           64,483     194,765      460,038      (138,746)      (5,375)
   Contract maintenance charges                                   (66,017)    (66,164)    (107,141)     (124,119)    (197,681)
                                                               ----------  ----------   ----------    ----------   ----------
Increase (decrease) in net assets from contract transactions        5,336     127,475      322,126      (245,984)    (215,193)
                                                               ----------  ----------   ----------    ----------   ----------
Increase (decrease) in net assets                                 (20,287)    111,856      645,488      (288,094)     130,270
Net assets at beginning of period                               1,296,355   2,073,068    5,759,903     2,958,031    3,024,443
                                                               ----------  ----------   ----------    ----------   ----------
Net assets at end of period                                    $1,276,068  $2,184,924   $6,405,391    $2,669,937   $3,154,713
                                                               ==========  ==========   ==========    ==========   ==========
Beginning units                                                    93,919     127,688      274,166       192,686      164,298
Units issued                                                       20,198      29,486       74,032        36,686        9,556
Units redeemed                                                    (18,442)    (19,944)     (41,650)      (46,512)     (19,710)
                                                               ----------  ----------   ----------    ----------   ----------
Ending units                                                       95,675     137,230      306,548       182,860      154,144
                                                               ==========  ==========   ==========    ==========   ==========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

                                                                 VALIC       VALIC                    VALIC         VALIC
                                                               Company I   Company I     VALIC      Company I     Company I
                                                                Dynamic    Emerging    Company I    Government  International
                                                               Allocation  Economies Foreign Value Money Market   Equities
                                                                  Fund       Fund        Fund         I Fund     Index Fund
                                                               ----------  --------- ------------- ------------ -------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                   $    8,965   $   513     $   671    $     1,145   $   68,480
   Mortality and expense risk and administrative charges           (5,525)     (181)       (236)       (56,898)     (11,558)
                                                               ----------   -------     -------    -----------   ----------
   Net investment income (loss)                                     3,440       332         435        (55,753)      56,922
   Net realized gain (loss)                                       (10,222)      659        (161)            --          890
   Capital gain distribution from mutual funds                     17,779        --          --             --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   28,634     1,797       3,784             --      (46,793)
                                                               ----------   -------     -------    -----------   ----------
Increase (decrease) in net assets from operations                  39,631     2,788       4,058        (55,753)      11,019
                                                               ----------   -------     -------    -----------   ----------
From contract transactions:
   Payments received from contract owners                          19,107     3,155       2,486      1,240,740      191,361
   Payments for contract benefits or terminations                      --        --          --     (1,599,103)    (106,283)
   Policy loans                                                        --        --          --        (66,639)      (6,198)
   Transfers between sub-accounts (including fixed account),
     net                                                           19,122        --          (3)       870,552     (242,307)
   Contract maintenance charges                                   699,528    35,026      10,320       (922,036)    (128,562)
                                                               ----------   -------     -------    -----------   ----------
Increase (decrease) in net assets from contract transactions      737,757    38,181      12,803       (476,486)    (291,989)
                                                               ----------   -------     -------    -----------   ----------
Increase (decrease) in net assets                                 777,388    40,969      16,861       (532,239)    (280,970)
Net assets at beginning of period                                 426,336     9,783      25,424     11,540,062    2,498,488
                                                               ----------   -------     -------    -----------   ----------
Net assets at end of period                                    $1,203,724   $50,752     $42,285    $11,007,823   $2,217,518
                                                               ==========   =======     =======    ===========   ==========
Beginning units                                                    44,433     1,266       3,100      1,157,120      261,372
Units issued                                                       92,068     6,314       2,121        333,638       49,652
Units redeemed                                                    (15,841)   (1,529)       (587)      (376,884)     (80,701)
                                                               ----------   -------     -------    -----------   ----------
Ending units                                                      120,660     6,051       4,634      1,113,874      230,323
                                                               ==========   =======     =======    ===========   ==========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                   $       --   $   131     $    66    $     1,173   $   91,985
   Mortality and expense risk and administrative charges             (890)      (33)        (74)       (60,800)     (13,532)
                                                               ----------   -------     -------    -----------   ----------
   Net investment income (loss)                                      (890)       98          (8)       (59,627)      78,453
   Net realized gain (loss)                                        (2,038)     (206)     (1,024)            --       70,326
   Change in unrealized appreciation (depreciation) of
     investments                                                  (10,102)   (1,473)     (1,020)            --     (190,795)
                                                               ----------   -------     -------    -----------   ----------
Increase (decrease) in net assets from operations                 (13,030)   (1,581)     (2,052)       (59,627)     (42,016)
                                                               ----------   -------     -------    -----------   ----------
From contract transactions:
   Payments received from contract owners                          14,320     3,320       2,433      1,509,664      188,014
   Payments for contract benefits or terminations                      --        --          --     (1,769,565)    (190,904)
   Policy loans                                                        --        --          --        (45,217)    (123,350)
   Transfers between sub-accounts (including fixed account),
     net                                                            4,245     1,067       1,372      1,803,403      315,827
   Contract maintenance charges                                   402,046       768      22,302     (1,312,113)    (132,582)
                                                               ----------   -------     -------    -----------   ----------
Increase (decrease) in net assets from contract transactions      420,611     5,155      26,107        186,172       57,005
                                                               ----------   -------     -------    -----------   ----------
Increase (decrease) in net assets                                 407,581     3,574      24,055        126,545       14,989
Net assets at beginning of period                                  18,755     6,209       1,369     11,413,517    2,483,499
                                                               ----------   -------     -------    -----------   ----------
Net assets at end of period                                    $  426,336   $ 9,783     $25,424    $11,540,062   $2,498,488
                                                               ==========   =======     =======    ===========   ==========
Beginning units                                                     1,709       676         134      1,134,201      247,583
Units issued                                                       48,022       835       3,969        401,203       80,903
Units redeemed                                                     (5,298)     (245)     (1,003)      (378,284)     (67,114)
                                                               ----------   -------     -------    -----------   ----------
Ending units                                                       44,433     1,266       3,100      1,157,120      261,372
                                                               ==========   =======     =======    ===========   ==========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED


                                                                                          VALIC
                                                                  VALIC       VALIC     Company I      VALIC        VALIC
                                                                Company I   Company I   Science &    Company I    Company I
                                                              Mid Cap Index Nasdaq-100  Technology   Small Cap   Stock Index
                                                                  Fund      Index Fund     Fund      Index Fund     Fund
                                                              ------------- ----------  ----------  -----------  -----------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                   $   172,426  $   41,978  $       --  $    78,915  $   484,687
   Mortality and expense risk and administrative charges           (66,846)    (29,462)    (11,574)     (32,853)     (93,173)
                                                               -----------  ----------  ----------  -----------  -----------
   Net investment income (loss)                                    105,580      12,516     (11,574)      46,062      391,514
   Net realized gain (loss)                                        425,169     520,027      99,034      160,841    1,129,611
   Capital gain distribution from mutual funds                   1,315,682     258,005     439,739      452,276    1,417,523
   Change in unrealized appreciation (depreciation) of
     investments                                                   703,886    (437,618)   (380,303)     587,224     (962,856)
                                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                2,550,317     352,930     146,896    1,246,403    1,975,792
                                                               -----------  ----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          619,748     273,546     109,424      370,654    1,031,734
   Payments for contract benefits or terminations               (1,056,233)   (554,330)   (214,862)    (290,898)  (1,898,240)
   Policy loans                                                    (26,519)     (5,791)    (12,234)     (10,754)     (36,069)
   Transfers between sub-accounts (including fixed
     account), net                                                (462,983)   (368,234)   (155,415)      30,363     (163,015)
   Contract maintenance charges                                   (199,778)   (250,150)    (23,900)    (133,030)  (1,057,772)
                                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions    (1,125,765)   (904,959)   (296,987)     (33,665)  (2,123,362)
                                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets                                1,424,552    (552,029)   (150,091)   1,212,738     (147,570)
Net assets at beginning of period                               13,632,876   6,538,380   2,513,308    6,123,899   19,822,358
                                                               -----------  ----------  ----------  -----------  -----------
Net assets at end of period                                    $15,057,428  $5,986,351  $2,363,217  $ 7,336,637  $19,674,788
                                                               -----------  ----------  ----------  -----------  -----------
Beginning units                                                    767,547     278,122     122,249      356,597    1,174,358
Units issued                                                        86,848      21,979      19,399       74,185      170,906
Units redeemed                                                    (131,168)    (59,573)    (31,393)     (67,985)    (280,385)
                                                               -----------  ----------  ----------  -----------  -----------
Ending units                                                       723,227     240,528     110,255      362,797    1,064,879
                                                               ===========  ==========  ==========  ===========  ===========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                   $   151,750  $   52,316  $       --  $    72,791  $   343,964
   Mortality and expense risk and administrative charges           (74,124)    (30,526)    (11,389)     (37,136)    (101,176)
                                                               -----------  ----------  ----------  -----------  -----------
   Net investment income (loss)                                     77,626      21,790     (11,389)      35,655      242,788
   Net realized gain (loss)                                        677,701     419,419     102,022      554,269    1,264,423
   Capital gain distribution from mutual funds                     827,282      62,890     214,134      375,000      773,902
   Change in unrealized appreciation (depreciation) of
     investments                                                (1,981,087)      5,773    (155,025)  (1,292,276)  (2,150,327)
                                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                 (398,478)    509,872     149,742     (327,352)     130,786
                                                               -----------  ----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          680,648     301,333     123,362      393,769    1,073,031
   Payments for contract benefits or terminations                 (752,914)   (193,161)   (160,239)    (286,249)  (1,486,917)
   Policy loans                                                   (115,763)   (134,266)     (7,341)    (161,608)    (257,554)
   Transfers between sub-accounts (including fixed
     account), net                                                (586,346)    591,417     363,066   (1,401,617)    (194,368)
   Contract maintenance charges                                   (658,248)   (215,091)    (72,339)    (293,687)  (1,178,123)
                                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions    (1,432,623)    350,232     246,509   (1,749,392)  (2,043,931)
                                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets                               (1,831,101)    860,104     396,251   (2,076,744)  (1,913,145)
Net assets at beginning of period                               15,463,977   5,678,276   2,117,057    8,200,643   21,735,503
                                                               -----------  ----------  ----------  -----------  -----------
Net assets at end of period                                    $13,632,876  $6,538,380  $2,513,308  $ 6,123,899  $19,822,358
                                                               -----------  ----------  ----------  -----------  -----------
Beginning units                                                    832,872     264,337     111,094      451,716    1,288,580
Units issued                                                        57,046      62,970      30,158       40,106      122,416
Units redeemed                                                    (122,371)    (49,185)    (19,003)    (135,225)    (236,638)
                                                               -----------  ----------  ----------  -----------  -----------
Ending units                                                       767,547     278,122     122,249      356,597    1,174,358
                                                               ===========  ==========  ==========  ===========  ===========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED


                                                                                 VALIC
                                                                     VALIC    Company II    VALIC
                                                                   Company II  Socially   Company II  Vanguard VIF  Vanguard VIF
                                                                    Mid Cap   Responsible Strategic    High Yield    REIT Index
                                                                   Value Fund    Fund     Bond Fund  Bond Portfolio  Portfolio
                                                                   ---------- ----------- ---------- -------------- ------------
For the Year Ended December 31, 2016

From operations:
   Dividends                                                        $    52     $   347    $  4,603   $   354,675   $   377,322
   Mortality and expense risk and administrative charges               (149)       (173)       (624)      (35,573)      (70,513)
                                                                    -------     -------    --------   -----------   -----------
   Net investment income (loss)                                         (97)        174       3,979       319,102       306,809
   Net realized gain (loss)                                            (493)        (81)       (132)      (28,669)      557,505
   Capital gain distribution from mutual funds                        2,680       1,521         361            --     1,001,160
   Change in unrealized appreciation (depreciation) of
     investments                                                      1,379       1,660       4,377       376,919      (803,828)
                                                                    -------     -------    --------   -----------   -----------
Increase (decrease) in net assets from operations                     3,469       3,274       8,585       667,352     1,061,646
                                                                    -------     -------    --------   -----------   -----------
From contract transactions:
   Payments received from contract owners                             3,052       6,610      12,427       493,735       807,217
   Payments for contract benefits or terminations                        --          --          --      (358,533)   (1,142,053)
   Policy loans                                                          --          --      (1,579)      (24,909)     (159,562)
   Transfers between sub-accounts (including fixed account), net       (178)       (395)       (115)      107,975      (263,654)
   Contract maintenance charges                                      11,446       6,368      18,791      (502,200)     (721,122)
                                                                    -------     -------    --------   -----------   -----------
Increase (decrease) in net assets from contract transactions         14,320      12,583      29,524      (283,932)   (1,479,174)
                                                                    -------     -------    --------   -----------   -----------
Increase (decrease) in net assets                                    17,789      15,857      38,109       383,420      (417,528)
Net assets at beginning of period                                    15,590      15,000     101,212     6,281,947    14,170,899
                                                                    -------     -------    --------   -----------   -----------
Net assets at end of period                                         $33,379     $30,857    $139,321   $ 6,665,367   $13,753,371
                                                                    -------     -------    --------   -----------   -----------
Beginning units                                                       1,425       1,167      10,346       377,721       814,685
Units issued                                                          1,647       1,385       4,128        64,825       119,716
Units redeemed                                                         (265)       (197)     (1,172)      (76,379)     (182,043)
                                                                    -------     -------    --------   -----------   -----------
Ending units                                                          2,807       2,355      13,302       366,167       752,358
                                                                    =======     =======    ========   ===========   ===========
For the Year Ended December 31, 2015

From operations:
   Dividends                                                        $    16     $   134    $  2,557   $   387,254   $   263,010
   Mortality and expense risk and administrative charges                (56)        (84)       (248)      (39,927)      (76,921)
                                                                    -------     -------    --------   -----------   -----------
   Net investment income (loss)                                         (40)         50       2,309       347,327       186,089
   Net realized gain (loss)                                            (116)         71        (962)       37,104       637,930
   Capital gain distribution from mutual funds                          766          --         649        11,901       497,727
   Change in unrealized appreciation (depreciation) of
     investments                                                     (1,234)       (249)     (4,218)     (508,751)   (1,107,029)
                                                                    -------     -------    --------   -----------   -----------
Increase (decrease) in net assets from operations                      (624)       (128)     (2,222)     (112,419)      214,717
                                                                    -------     -------    --------   -----------   -----------
From contract transactions:
   Payments received from contract owners                             2,767       5,657      12,870       495,432       940,459
   Payments for contract benefits or terminations                        --          --          --      (997,372)   (1,144,051)
   Policy loans                                                          --          --         589       (64,384)     (110,652)
   Transfers between sub-accounts (including fixed account), net      5,297      (2,821)      5,364      (334,550)       47,646
   Contract maintenance charges                                       5,923      (1,866)     34,388      (425,689)     (669,485)
                                                                    -------     -------    --------   -----------   -----------
Increase (decrease) in net assets from contract transactions         13,987         970      53,211    (1,326,563)     (936,083)
                                                                    -------     -------    --------   -----------   -----------
Increase (decrease) in net assets                                    13,363         842      50,989    (1,438,982)     (721,366)
Net assets at beginning of period                                     2,227      14,158      50,223     7,720,929    14,892,265
                                                                    -------     -------    --------   -----------   -----------
Net assets at end of period                                         $15,590     $15,000    $101,212   $ 6,281,947   $14,170,899
                                                                    -------     -------    --------   -----------   -----------
Beginning units                                                         180       1,076       4,924       444,782       833,523
Units issued                                                          1,452       1,316       7,178        59,125       133,635
Units redeemed                                                         (207)     (1,225)     (1,756)     (126,186)     (152,473)
                                                                    -------     -------    --------   -----------   -----------
Ending units                                                          1,425       1,167      10,346       377,721       814,685
                                                                    =======     =======    ========   ===========   ===========

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

1. Organization

Separate Account VL-R (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable universal life insurance policies issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following products:

AG Corporate Investor/(b)/              Platinum Investor II/(b)/
AG Income Advantage VUL/(b)/            Platinum Investor III/(b)/
AG Legacy Plus/(b)/                     Platinum Investor IV/(b)/
AG Platinum Choice VUL/(a)/             Platinum Investor PLUS/(b)/
Corporate America/(b)/                  Platinum Investor Survivor/(b)/
Corporate Investor Select/(b)/          Platinum Investor Survivor II/(b)/
Income Advantage Select/(b)/            Platinum Investor VIP/(b)/
Platinum Investor Flex Director/(b)/    Protection Advantage Select/(b)/
Platinum Investor I/(b)/                Survivor Advantage/(b)/

(a)On November 6, 2014 this product was introduced and is currently offered for sale.
(b)These products are no longer available for sale.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016 and related statements of operations and changes in net assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Century Variable Portfolios, Inc. (American Century VP)

American Century VP Value Fund Class I

American Fund Insurance Series (American Funds)
American Funds Asset Allocation Fund   American Funds Growth-Income Fund Class
Class 2/(a)/                           2/(a)/
American Funds Global Growth Fund      American Funds High Income Bond Fund
Class 2/(a)/                           Class 2/(a)/

American Funds Growth Fund Class       American Funds International Fund Class
2/(a)/                                 2/(a)/

Anchor Series Trust (AST)/(b)/
AST Capital Appreciation Portfolio     AST Government and Quality Bond
Class 3/(a)/                           Portfolio Class 3/(a)/

Dreyfus Investment Portfolios (Dreyfus IP)
Dreyfus IP MidCap Stock Portfolio
Initial Shares

Dreyfus Variable Investment Fund (Dreyfus VIF)
Dreyfus VIF International Value        Dreyfus VIF Quality Bond Portfolio
Portfolio Initial Shares               Initial Shares
Dreyfus VIF Opportunistic Small Cap
Portfolio Initial Shares

Fidelity Variable Insurance Products (Fidelity VIP)
Fidelity VIP Asset Manager Portfolio   Fidelity VIP Freedom 2030 Portfolio
Service Class 2                        Service Class 2
Fidelity VIP Contrafund Portfolio      Fidelity VIP Government Money Market
Service Class 2                        Portfolio Service Class 2/(a)(d)/
Fidelity VIP Equity-Income Portfolio   Fidelity VIP Growth Portfolio Service
Service Class 2                        Class 2
Fidelity VIP Freedom 2020 Portfolio    Fidelity VIP Mid Cap Portfolio Service
Service Class 2                        Class 2
Fidelity VIP Freedom 2025 Portfolio
Service Class 2

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. Organization - Continued


 Franklin Templeton Variable Insurance Products Trust (FTVIP)
 FTVIP Franklin Mutual Shares VIP Fund  FTVIP Franklin U.S. Government
 Class 2                                Securities VIP Fund Class 2
 FTVIP Franklin Small Cap Value VIP     FTVIP Templeton Foreign Securities
 Fund Class 2                           Fund Class 2
 FTVIP Franklin Small-Mid Cap Growth
 Securities Fund Class 2/(h)/

 Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
 Goldman Sachs VIT Strategic Growth
 Fund Institutional Shares

 Invesco Variable Insurance Funds (Invesco V.I.)
 Invesco V.I. American Franchise Fund   Invesco V.I. Growth and Income Fund
 Series I                               Series I
 Invesco V.I. Core Equity Fund Series I Invesco V.I. High Yield Fund Series I
 Invesco V.I. Global Real Estate Fund   Invesco V.I. International Growth
 Series I                               Fund Series I
 Invesco V.I. Government Securities
 Fund Series I

 Janus Aspen Series (Janus Aspen)
 Janus Aspen Enterprise Portfolio       Janus Aspen Global Research Portfolio
 Service Shares                         Service Shares
 Janus Aspen Forty Portfolio Service    Janus Aspen Overseas Portfolio
 Shares                                 Service Shares

 JP Morgan Insurance Trust
 JP Morgan Insurance Trust Core Bond    JP Morgan Insurance Trust Small Cap
 Portfolio Class 1                      Core Portfolio Class 1
 JP Morgan Insurance Trust Mid Cap
 Value Portfolio Class 1

 MFS Variable Insurance Trust (MFS VIT)
 MFS VIT Growth Series Initial Class    MFS VIT Research Series Initial Class
 MFS VIT II Core Equity Portfolio       MFS VIT Total Return Series Initial
 Initial Class/(e)/                     Class
 MFS VIT New Discovery Series Initial
 Class

 Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
 Neuberger Berman AMT Large Cap Value   Neuberger Berman AMT Socially
 Portfolio Class I                      Responsive Portfolio Class I
 Neuberger Berman AMT Mid-Cap Growth
 Portfolio Class I

 Oppenheimer Variable Account Funds (Oppenheimer)
 Oppenheimer Conservative Balanced
 Fund/VA Non Service Shares
 Oppenheimer Global Strategic Income
 Fund/VA Non Service Shares
 Oppenheimer Global Fund/VA Non
 Service Shares

 PIMCO Variable Insurance Trust (PIMCO VIT)
 PIMCO VIT CommodityRealReturn          PIMCO VIT Short-Term Portfolio Admin
 Strategy Portfolio Admin Class         Class
 PIMCO VIT Global Bond Portfolio        PIMCO VIT Total Return Portfolio
 (Unhedged) Admin Class                 Admin Class
 PIMCO VIT Real Return Portfolio Admin
 Class

 Pioneer Variable Contracts Trust (Pioneer)
 Pioneer Fund VCT Portfolio Class I     Pioneer Select Mid Cap Growth VCT
                                        Portfolio Class I
 Pioneer Mid Cap Value VCT Portfolio
 Class I

 Putnam Variable Trust (Putnam VT)
 Putnam VT Diversified Income Fund      Putnam VT Multi-Cap Growth Fund Class
 Class IB                               IB
 Putnam VT Growth and Income Fund       Putnam VT Small Cap Value Fund Class
 Class IB                               IB
 Putnam VT Growth Opportunities Fund
 Class IB/(f)/
 Putnam VT International Value Fund
 Class IB

 Seasons Series Trust (SST)/(b)/
 SST Mid Cap Value Portfolio Class
 3/(a)/

 SunAmerica Series Trust (SAST)/(b)/
 SAST Aggressive Growth Portfolio
 Class 1                                SAST Balanced Portfolio Class 1

 The Alger Portfolios (Alger)
 Alger Capital Appreciation Portfolio
 Class 2                                Alger Mid Cap Growth Portfolio Class 2

 The Universal Institutional Funds, Inc. (UIF)
 UIF Growth Portfolio Class I

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. Organization - Continued



 VALIC Company I/(c)/
 VALIC Company I Dynamic Allocation
 Fund/(a)/                              VALIC Company I Mid Cap Index Fund
 VALIC Company I Emerging Economies
 Fund/(a)/                              VALIC Company I Nasdaq-100 Index Fund
 VALIC Company I Foreign Value          VALIC Company I Science & Technology
 Fund/(a)/                              Fund
 VALIC Company I Government Money
 Market I Fund/(g)/                     VALIC Company I Small Cap Index Fund
 VALIC Company I International
 Equities Index Fund                    VALIC Company I Stock Index Fund

 VALIC Company II/(c)/
 VALIC Company II Mid Cap Value         VALIC Company II Strategic Bond
 Fund/(a)/                              Fund/(a)/
 VALIC Company II Socially Responsible
 Fund/(a)/

 Vanguard Variable Insurance Fund (Vanguard VIF)
 Vanguard VIF High Yield Bond Portfolio Vanguard VIF REIT Index Portfolio

(a)Fund commenced operations on May 1, 2013.
(b)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(c)VALIC Company I and II are affiliated investment companies. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to the VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to the VALIC Company I and II series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of the VALIC Company I and II series.
(d)Formerly Fidelity VIP Money Market Portfolio.
(e)The MFS Core Equity Series, in operation for the period January 1, 2015 to March 27, 2015, merged into the MFS VIT II Core Equity Portfolio, in operation for the period March 27, 2015 to December 31, 2016.
(f)The Putnam VT Voyager Fund, in operation for the period January 1, 2015 to November 18, 2016, merged into the Putnam VT Growth Opportunities Fund, in operation for the period November 18, 2016 to December 31, 2016.
(g)Formerly VALIC Company I Money Market I Fund.
(h)Formerly Franklin Small-Mid Cap Growth Securities Fund.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. Summary of Significant Accounting Policy - Continued

Policy Loans: When a policy loan is made, the loan amount is transferred to the Company from the contract owner's selected investment, and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the contract owner's selected investment, after they are first used to repay all loans taken from the declared fixed interest account option.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Internal Rollovers: A contract owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by the Company. Internal rollovers are included payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets under contract transactions.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2016 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year as such there were no transfers between fair value hierarchy levels had occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2016, and respective hierarchy levels.

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and administrative charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The administrative charge reimburses the Company for any administrative expenses incurred under the contract. This includes the expenses for administration and marketing. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued. Expense charges for each product are as follows:

                                                                             First          Second
                                                                          Reduction in   Reduction in
                                                                         Mortality and  Mortality and
                                                                          Expense Risk   Expense Risk
                                              Mortality and Expense Risk      and            and
                                               Maximum Annual Rate and   Administrative Administrative
                                                Administrative Charges      Charges        Charges
Products                                         Maximum Annual Rate       Rate/(a)/      Rate/(b)/
--------                                      -------------------------- -------------- --------------
AG Corporate Investor                         0.65%                      0.25%          0.25%
AG Income Advantage VUL                       0.70%                      0.35%          0.15%
AG Legacy Plus                                0.90%                      0.25%          0.25%
AG Platinum Choice VUL                        0.70%                      0.35%          0.20%
Corporate America                             0.35%                      0.10%          0.10%
Corporate America (reduced surrender charge)  0.65%                      0.25%          0.25%
Corporate Investor Select                     0.65%                      0.25%          0.25%
Income Advantage Select                       0.70%                      0.35%          0.20%
Platinum Investor FlexDirector                0.70%                      0.25%          0.35%
Platinum Investor I                           0.75%                      0.25%          0.25%
Platinum Investor II                          0.75%                      0.25%          0.25%
Platinum Investor III                         0.70%                      0.25%          0.35%
Platinum Investor IV                          0.70%                      0.35%          0.25%
Platinum Investor PLUS                        0.70%                      0.25%          0.35%
Platinum Investor Survivor                    0.40%                      0.20%          0.10%
Platinum Investor Survivor II                 0.75%                      0.25%          0.35%
Platinum Investor VIP                         0.70%                      0.35%          0.20%
Protection Advantage Select                   0.70%                      0.35%          0.20%
Survivor Advantage                            0.70%                      0.35%          0.20%

(a)After 10th policy year.
(b)After 20/th/ policy year.

Contract Maintenance Charge: Monthly contract maintenance charges are paid to the Company for the administrative services provided under the current policies. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of coverage (if the policy offers both base and supplement coverage, then only each $1,000 of base coverage). This charge varies according to the ages, gender and the premium class of the insured, as well as the amount of coverage. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. Expenses - Continued



The Company may charge a maximum fee of $12 for the monthly contract maintenance charge.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The amount of the withdrawal charge depends on the age and other insurance characteristics of the insured person. For partial withdrawals, the Company may charge a maximum transaction fee per partial withdrawal equal to the lesser of 2 percent of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial withdrawal.

Cost of Insurance Charge: Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charge is included as part of the contract maintenance charges line of the Statements of Operations and Changes in Net Assets.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 is assessed on each transfer in excess of 12 transfers during the policy year.

Transfer Request: A transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

Premium Expense Charge: Certain states charge taxes on purchase payments up to a maximum of 3.5 percent. The Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. Premium expense charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A summary of premium expense charges follows:

Products                        Premium Expense Charge
--------                        ----------------------------------------------
AG Corporate Investor/*/        4.00% up to the "target premium" and 5.00% on
                                any premium amounts in excess of the "target
                                premium" for policy years 1-3. 9.00% up to the
                                "target premium" and 5.00% on any premium
                                amounts in excess of the "target premium" for
                                policy years 4-7. 5.00% of all premium
                                payments in policy years 8 and thereafter.
AG Income Advantage VUL         5.00% of after-tax premium payment
AG Platinum Choice VUL          9.00% of after-tax premium payment
Corporate America/*/            9.00% up to the "target premium" and 5.00% on
                                any premium amounts in excess of the "target
                                premium" for policy years 1-7. 5.00% of all
                                premium payments in policy years 8 and
                                thereafter.
Corporate Investor Select/*/    4.00% up to the "target premium" and 5.00% on
                                any premium amounts in excess of the "target
                                premium" for policy years 1-3. 9.00% up to the
                                "target premium" and 5.00% on any premium
                                amounts in excess of the "target premium" for
                                policy years 4-7. 5.00% of all premium
                                payments in policy years 8 and thereafter.
Income Advantage Select         5.00% of after-tax premium payment
Platinum Investor FlexDirector  5.00% of after-tax premium payment
Platinum Investor I             2.50% of after-tax premium payment
Platinum Investor II            2.50% of after-tax premium payment
Platinum Investor III           5.00% of after-tax premium payment
Platinum Investor IV            5.00% of after-tax premium payment

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. Expenses - Continued

 Platinum Investor PLUS         5.00% of after-tax premium payment
 Platinum Investor Survivor     6.50% of after-tax premium payment
 Platinum Investor Survivor II  5.00% of after-tax premium payment
 Platinum Investor VIP          5.00% of after-tax premium payment
 Protection Advantage Select    5.00% of after-tax premium payment
 Survivor Advantage             5.00% of after-tax premium payment

* The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

Optional Rider Charge: Monthly charges are deducted if the contract owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are included as part of contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The annualized GMWB charge is 0.75 percent, which may be increased to a maximum of 1.50 percent.

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. Purchases and Sales of Investments

For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                 Cost of    Proceeds
Sub-accounts                                                    Purchases  from Sales
------------                                                    ---------- ----------
American Century VP Value Fund Class I                          $3,160,307 $4,150,260
American Funds Asset Allocation Fund Class 2                       458,664    150,390
American Funds Global Growth Fund Class 2                          251,641     26,636
American Funds Growth Fund Class 2                                 416,064     60,032
American Funds Growth-Income Fund Class 2                          510,234     60,342
American Funds High Income Bond Fund Class 2                        94,228     26,439
American Funds International Fund Class 2                          116,978     16,147
AST Capital Appreciation Portfolio Class 3                          65,893     16,092
AST Government and Quality Bond Portfolio Class 3                   57,624     24,654
Dreyfus IP MidCap Stock Portfolio Initial Shares                   596,028    873,114
Dreyfus VIF International Value Portfolio Initial Shares            12,605     40,162
Dreyfus VIF Opportunistic Small Cap Portfolio Initial Shares     1,285,943  1,557,252
Dreyfus VIF Quality Bond Portfolio Initial Shares                  710,672  1,228,270
Fidelity VIP Asset Manager Portfolio Service Class 2               898,070    831,968
Fidelity VIP Contrafund Portfolio Service Class 2                7,617,049  8,431,455
Fidelity VIP Equity-Income Portfolio Service Class 2             4,262,004  4,350,246
Fidelity VIP Freedom 2020 Portfolio Service Class 2                 94,295     92,930
Fidelity VIP Freedom 2025 Portfolio Service Class 2                373,265    290,096
Fidelity VIP Freedom 2030 Portfolio Service Class 2                471,648    409,727
Fidelity VIP Government Money Market Portfolio Service Class 2   3,470,233  3,920,520
Fidelity VIP Growth Portfolio Service Class 2                    3,967,420  3,388,294
Fidelity VIP Mid Cap Portfolio Service Class 2                   3,493,309  3,839,873
FTVIP Franklin Mutual Shares VIP Fund Class 2                    1,798,861  1,512,452
FTVIP Franklin Small Cap Value VIP Fund Class 2                  3,413,646  2,789,081
FTVIP Franklin Small-Mid Cap Growth Securities Fund Class 2          4,067     21,518
FTVIP Franklin U.S. Government Securities VIP Fund Class 2       1,270,883  1,410,858
FTVIP Templeton Foreign Securities Fund Class 2                  1,580,146  1,949,452
Goldman Sachs VIT Strategic Growth Fund Institutional Shares       204,291    879,368
Invesco V.I. American Franchise Fund Series I                       10,761        621
Invesco V.I. Core Equity Fund Series I                           1,022,024    872,532
Invesco V.I. Global Real Estate Fund Series I                      107,247     17,895
Invesco V.I. Government Securities Fund Series I                     1,510      8,201
Invesco V.I. Growth and Income Fund Series I                     2,749,950  2,592,354
Invesco V.I. High Yield Fund Series I                              324,569    311,381
Invesco V.I. International Growth Fund Series I                  1,545,150  2,145,510
Janus Aspen Enterprise Portfolio Service Shares                    905,854    891,459
Janus Aspen Forty Portfolio Service Shares                         183,708     30,396
Janus Aspen Global Research Portfolio Service Shares               216,731    442,920
Janus Aspen Overseas Portfolio Service Shares                    2,021,748  2,402,407
JP Morgan Insurance Trust Core Bond Portfolio Class 1              271,655     45,576
JP Morgan Insurance Trust Mid Cap Value Portfolio Class 1          206,336    231,424
JP Morgan Insurance Trust Small Cap Core Portfolio Class 1       1,192,806  1,331,557
MFS VIT Growth Series Initial Class                                872,587  1,441,148
MFS VIT II Core Equity Portfolio Initial Class                     510,792    489,774
MFS VIT New Discovery Series Initial Class                         862,270  1,085,963
MFS VIT Research Series Initial Class                              791,391    612,296
MFS VIT Total Return Series Initial Class                           38,663     99,200
Neuberger Berman AMT Large Cap Value Portfolio Class I               3,850      7,670
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I              931,669  1,055,813

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. Purchases and Sales of Investments - Continued

                                                                 Cost of    Proceeds
Sub-accounts                                                    Purchases  from Sales
------------                                                    ---------- ----------
Neuberger Berman AMT Socially Responsive Portfolio Class I      $   10,918 $    1,013
Oppenheimer Conservative Balanced Fund/VA Non Service Shares       292,725    419,341
Oppenheimer Global Fund/VA Non Service Shares                    1,765,839  1,791,569
Oppenheimer Global Strategic Income Fund/VA Non Service Shares         394        622
PIMCO VIT CommodityRealReturn Strategy Portfolio Admin Class       163,286    194,512
PIMCO VIT Global Bond Portfolio (Unhedged) Admin Class              92,552     31,186
PIMCO VIT Real Return Portfolio Admin Class                      2,304,687  2,749,862
PIMCO VIT Short-Term Portfolio Admin Class                         817,314  1,022,169
PIMCO VIT Total Return Portfolio Admin Class                     3,249,479  3,970,536
Pioneer Fund VCT Portfolio Class I                                 308,864    163,221
Pioneer Mid Cap Value VCT Portfolio Class I                        251,972    257,243
Pioneer Select Mid Cap Growth VCT Portfolio Class I                385,825    329,569
Putnam VT Diversified Income Fund Class IB                         771,148    756,599
Putnam VT Growth and Income Fund Class IB                          860,506  1,192,690
Putnam VT Growth Opportunities Fund Class IB                       138,447        418
Putnam VT International Value Fund Class IB                        828,618  1,180,688
Putnam VT Multi-Cap Growth Fund Class IB                             4,904      8,248
Putnam VT Small Cap Value Fund Class IB                             31,531     42,540
Putnam VT Voyager Fund Class IB                                     19,682    193,113
SST Mid Cap Value Portfolio Class 3                                133,653      9,518
SAST Aggressive Growth Portfolio Class 1                           174,810    233,667
SAST Balanced Portfolio Class 1                                    697,047    335,219
Alger Capital Appreciation Portfolio Class 2                     1,028,382  1,225,643
Alger Mid Cap Growth Portfolio Class 2                             393,729    531,140
UIF Growth Portfolio Class I                                       583,706    682,050
VALIC Company I Dynamic Allocation Fund                            912,924    153,948
VALIC Company I Emerging Economies Fund                             51,180     12,667
VALIC Company I Foreign Value Fund                                  18,319      5,080
VALIC Company I Government Money Market I Fund                   3,268,628  3,800,867
VALIC Company I International Equities Index Fund                  525,188    760,255
VALIC Company I Mid Cap Index Fund                               2,977,589  2,682,092
VALIC Company I Nasdaq-100 Index Fund                              797,753  1,432,191
VALIC Company I Science & Technology Fund                          778,423    647,242
VALIC Company I Small Cap Index Fund                             1,705,609  1,240,937
VALIC Company I Stock Index Fund                                 4,672,495  4,986,819
VALIC Company II Mid Cap Value Fund                                 19,900      2,996
VALIC Company II Socially Responsible Fund                          16,861      2,585
VALIC Company II Strategic Bond Fund                                46,178     12,315
Vanguard VIF High Yield Bond Portfolio                           1,404,520  1,369,350
Vanguard VIF REIT Index Portfolio                                3,484,555  3,655,759

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2016, follows:

                                             December 31, 2016                  For the Year Ended December 31, 2016
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
American Century VP Value Fund
  Class I                             819,555  26.70      28.76   16,518,290          1.69    0.20    0.75  19.58    20.24
American Funds Asset Allocation
  Fund Class 2                         71,357  11.13      12.67      822,148          1.85    0.20    0.70   8.65     9.19
American Funds Global Growth Fund
  Class 2                              29,438  10.65      12.59      324,428          1.20    0.20    0.70  -0.08     0.42
American Funds Growth Fund Class 2     40,194  11.95      14.40      490,246          1.09    0.20    0.70   8.73     9.27
American Funds Growth-Income Fund
  Class 2                              62,791  11.48      14.32      740,001          1.89    0.20    0.70  10.74    11.30
American Funds High Income Bond
  Fund Class 2                         13,125  10.46      10.98      138,875          7.43    0.20    0.70  16.88    17.46
American Funds International Fund
  Class 2                              15,568   9.39      10.64      148,913          1.92    0.20    0.70   2.81     3.33
AST Capital Appreciation Portfolio
  Class 3                               8,075  11.55      14.74       98,099          0.00    0.20    0.70   1.02     1.53
AST Government and Quality Bond
  Portfolio Class 3                     5,735  10.10      10.29       58,188          0.99    0.20    0.70   0.51     1.01
Dreyfus IP MidCap Stock Portfolio
  Initial Shares                      237,494  20.45      31.60    4,835,018          1.04    0.20    0.75  14.61    15.24
Dreyfus VIF International Value
  Portfolio Initial Shares             11,400   7.43      13.56      109,962          1.68    0.20    0.95  -2.38    -1.64
Dreyfus VIF Opportunistic Small
  Cap Portfolio Initial Shares        379,560  18.91      20.77    7,032,502          0.00    0.20    0.75  16.20    16.84
Dreyfus VIF Quality Bond Portfolio
  Initial Shares                      357,140  13.83      16.00    4,865,166          1.80    0.20    0.75   0.76     1.32
Fidelity VIP Asset Manager
  Portfolio Service Class 2           302,946  18.89      19.49    4,190,721          1.28    0.20    0.75   2.07     2.63
Fidelity VIP Contrafund Portfolio
  Service Class 2                   1,776,410  17.53      26.82   30,500,037          0.59    0.20    1.45   6.18     7.52
Fidelity VIP Equity-Income
  Portfolio Service Class 2         1,042,442  15.72      25.99   16,921,768          2.08    0.20    1.45  16.02    17.47
Fidelity VIP Freedom 2020
  Portfolio Service Class 2            26,732  13.89      19.93      374,830          1.25    0.20    0.70   5.07     5.59
Fidelity VIP Freedom 2025
  Portfolio Service Class 2            49,071  15.76      21.13      730,988          1.36    0.20    0.75   5.19     5.77
Fidelity VIP Freedom 2030
  Portfolio Service Class 2           152,631  14.72      21.54    2,231,887          1.21    0.20    1.45   4.85     6.16
Fidelity VIP Government Money
  Market Portfolio Service Class 2     45,162   9.75       9.86      444,169          0.01    0.20    0.70  -0.68    -0.19
Fidelity VIP Growth Portfolio
  Service Class 2                     934,128  19.43      25.58   15,221,424          0.00    0.20    0.75  -0.20     0.35
Fidelity VIP Mid Cap Portfolio
  Service Class 2                     543,458  16.49      28.01   10,099,201          0.31    0.20    1.10  10.70    11.70
FTVIP Franklin Mutual Shares VIP
  Fund Class 2                        438,899  14.51      22.65    6,873,004          1.91    0.20    1.10  14.79    15.83
FTVIP Franklin Small Cap Value VIP
  Fund Class 2                        417,273  18.34      30.04    8,379,469          0.79    0.20    1.10  28.77    29.93
FTVIP Franklin Small-Mid Cap
  Growth Securities Fund Class 2        1,247             16.59       20,681          0.00            0.50            3.65
FTVIP Franklin U.S. Government
  Securities VIP Fund Class 2         222,589  12.38      15.19    2,801,127          2.67    0.20    0.75  -0.09     0.46
FTVIP Templeton Foreign Securities
  Fund Class 2                        443,064  10.63      17.97    4,872,425          1.83    0.20    0.75   6.38     6.96
Goldman Sachs VIT Strategic Growth
  Fund Institutional Shares           153,434  17.25      17.70    2,707,918          0.56    0.20    0.50   1.48     1.78
Invesco V.I. American Franchise
  Fund Series I                           815             17.45       14,217          0.00            0.50            1.76
Invesco V.I. Core Equity Fund
  Series I                            499,400  16.19      17.68    7,918,799          0.76    0.20    0.75   9.44    10.04
Invesco V.I. Global Real Estate
  Fund Series I                        26,458   9.96      19.78      340,703          1.81    0.20    0.70   1.33     1.84
Invesco V.I. Government Securities
  Fund Series I                         2,700             10.97       29,621          1.89            0.50            0.73
Invesco V.I. Growth and Income
  Fund Series I                       547,160  16.11      25.89   10,308,504          1.08    0.20    0.95  18.57    19.46
Invesco V.I. High Yield Fund
  Series I                            157,151  12.71      13.11    2,013,798          4.17    0.20    0.75  10.38    10.99
Invesco V.I. International Growth
  Fund Series I                       551,286  10.92      18.82    6,731,961          1.37    0.20    1.10  -1.54    -0.65
Janus Aspen Enterprise Portfolio
  Service Shares                      264,025  32.54      34.46    5,486,490          0.02    0.20    0.75  11.27    11.88
Janus Aspen Forty Portfolio
  Service Shares                       32,085  14.55      26.29      543,870          0.00    0.20    0.95   0.98     1.74
Janus Aspen Global Research
  Portfolio Service Shares            207,662  13.00      15.08    2,650,720          0.92    0.20    0.75   1.06     1.62
Janus Aspen Overseas Portfolio
  Service Shares                      805,816   6.97      10.03    6,087,248          4.44    0.20    1.45  -8.05    -6.89
JP Morgan Insurance Trust Core
  Bond Portfolio Class 1               45,740  10.26      13.82      497,146          2.37    0.20    0.70   1.40     1.91
JP Morgan Insurance Trust Mid Cap
  Value Portfolio Class 1              24,041  31.72      33.09      780,238          0.85    0.20    0.75  13.84    14.47
JP Morgan Insurance Trust Small
  Cap Core Portfolio Class 1          177,044  21.21      32.26    3,678,494          0.48    0.20    0.75  19.32    19.97
MFS VIT Growth Series Initial Class   530,331  19.05      24.95    9,893,159          0.04    0.20    0.75   1.68     2.24
MFS VIT II Core Equity Portfolio
  Initial Class                       368,979  10.71      10.81    3,975,629          0.74    0.20    0.75  10.55    11.15
MFS VIT New Discovery Series
  Initial Class                       233,442  19.10      32.45    4,661,628          0.00    0.20    1.10   7.86     8.83
MFS VIT Research Series Initial
  Class                               152,465  24.44      27.05    2,688,879          0.76    0.20    0.75   7.93     8.52
MFS VIT Total Return Series
  Initial Class                        20,656             15.78      325,886          2.85            0.50            8.55
Neuberger Berman AMT Large Cap
  Value Portfolio Class I               2,118             13.74       29,087          0.83            0.50           26.73
Neuberger Berman AMT Mid-Cap
  Growth Portfolio Class I            308,428  16.07      26.61    5,451,162          0.00    0.20    1.10   3.26     4.19
Neuberger Berman AMT Socially
  Responsive Portfolio Class I          6,209  17.10      26.54      105,760          0.71    0.20    0.70   9.10     9.64
Oppenheimer Conservative Balanced
  Fund/VA Non Service Shares          103,959  16.26      16.67    1,217,473          2.40    0.20    0.75   4.48     5.05
Oppenheimer Global Fund/VA Non
  Service Shares                      409,562  14.90      23.69    6,367,919          1.04    0.20    1.45  -1.36    -0.12
Oppenheimer Global Strategic
  Income Fund/VA Non Service Shares        92             10.66          978          4.88            0.50            6.00
PIMCO VIT CommodityRealReturn
  Strategy Portfolio Admin Class      147,382   8.54      16.39      812,588          1.09    0.20    1.10  13.90    14.93
PIMCO VIT Global Bond Portfolio
  (Unhedged) Admin Class               15,724   9.42      14.64      173,549          1.55    0.20    0.70   3.32     3.83
PIMCO VIT Real Return Portfolio
  Admin Class                         736,554  14.49      18.85    9,657,456          2.28    0.20    0.75   4.41     4.99
PIMCO VIT Short-Term Portfolio
  Admin Class                         335,790  10.70      11.74    3,857,946          1.58    0.20    1.10   1.25     2.17
PIMCO VIT Total Return Portfolio
  Admin Class                         917,603  13.62      15.52   13,448,923          2.09    0.20    1.10   1.56     2.47

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights - Continued


                                             December 31, 2016                  For the Year Ended December 31, 2016
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
Pioneer Fund VCT Portfolio Class I     96,575  16.57      19.87    1,564,976          1.28    0.20    0.75   9.00     9.60
Pioneer Mid Cap Value VCT
  Portfolio Class I                    63,173  17.99      25.75    1,120,295          0.69    0.20    0.75  15.69    16.32
Pioneer Select Mid Cap Growth VCT
  Portfolio Class I                   124,890  19.62      20.26    2,474,354          0.00    0.20    0.75   2.96     3.53
Putnam VT Diversified Income Fund
  Class IB                            329,860  16.41      17.45    5,932,108          7.05    0.20    0.95   4.43     5.21
Putnam VT Growth and Income Fund
  Class IB                            663,437  17.74      20.01   12,031,012          1.62    0.20    0.75  14.16    14.79
Putnam VT Growth Opportunities
  Fund Class IB                        43,644              3.19      139,035          0.00            0.50            0.67
Putnam VT International Value Fund
  Class IB                            422,085   8.52       9.25    3,802,383          2.40    0.20    1.45  -0.35     0.90
Putnam VT Multi-Cap Growth Fund
  Class IB                              1,756             20.25       35,566          0.73            0.50            7.25
Putnam VT Small Cap Value Fund
  Class IB                             11,580  19.67      30.87      229,963          1.17    0.20    0.70  26.61    27.24
Putnam VT Voyager Fund Class IB            --     --         --           --          1.94    0.00    0.00   0.00     0.00
SST Mid Cap Value Portfolio Class 3    11,944  11.21      13.34      134,215          1.49            0.70           14.95
SAST Aggressive Growth Portfolio
  Class 1                              91,749  13.64      26.42    1,305,543          0.00    0.20    1.10   6.21     7.17
SAST Balanced Portfolio Class 1       157,818  19.80      22.39    2,566,794          1.66    0.20    0.75   6.37     6.95
Alger Capital Appreciation
  Portfolio Class 2                   308,315  23.79      30.60    6,171,284          0.19    0.20    1.45  -0.94     0.30
Alger Mid Cap Growth Portfolio
  Class 2                             177,407  10.59      24.77    2,548,701          0.00    0.20    0.95   0.02     0.77
UIF Growth Portfolio Class I          127,750  20.38      25.99    2,556,044          0.00    0.20    0.75  -2.37    -1.83
VALIC Company I Dynamic Allocation
  Fund                                120,660   9.94      10.95    1,203,724          1.10    0.20    0.70   4.12     4.64
VALIC Company I Emerging Economies
  Fund                                  6,051   8.33       8.67       50,752          1.69    0.20    0.70  10.70    11.25
VALIC Company I Foreign Value Fund      4,634   8.90      10.50       42,285          1.98            0.70           11.31
VALIC Company I Government Money
  Market I Fund                     1,113,874   9.23      10.15   11,007,823          0.01    0.20    1.10  -1.08    -0.19
VALIC Company I International
  Equities Index Fund                 230,323  13.76      15.68    2,217,518          2.90    0.20    0.75   0.50     1.06
VALIC Company I Mid Cap Index Fund    723,227  20.86      32.87   15,057,428          1.20    0.20    1.45  18.89    20.38
VALIC Company I Nasdaq-100 Index
  Fund                                240,528  23.29      25.16    5,986,351          0.67    0.20    1.10   5.60     6.55
VALIC Company I Science &
  Technology Fund                     110,255  23.28      34.91    2,363,217          0.00    0.20    0.75   6.54     7.12
VALIC Company I Small Cap Index
  Fund                                362,797  28.29      32.49    7,336,637          1.17    0.20    0.75  20.28    20.94
VALIC Company I Stock Index Fund    1,064,879  23.06      27.28   19,674,788          2.45    0.20    0.75  10.76    11.37
VALIC Company II Mid Cap Value Fund     2,807  11.32      13.86       33,379          0.21    0.20    0.70  13.27    13.83
VALIC Company II Socially
  Responsible Fund                      2,355  11.79      14.67       30,857          1.51    0.20    0.70   9.88    10.43
VALIC Company II Strategic Bond
  Fund                                 13,302  10.24      10.72      139,321          3.83    0.20    0.70   7.42     7.95
Vanguard VIF High Yield Bond
  Portfolio                           366,167  15.92      22.61    6,665,367          5.48    0.20    1.10  10.14    11.13
Vanguard VIF REIT Index Portfolio     752,358  17.03      27.00   13,753,371          2.70    0.20    1.45   6.80     8.14

                                             December 31, 2015                  For the Year Ended December 31, 2015
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
American Century VP Value Fund
  Class I                             870,970  16.86      24.05   14,908,764          2.13    0.20    0.75  -4.60    -4.08
American Funds Asset Allocation
  Fund Class 2                         45,797  11.53      11.68      482,133          2.40    0.20    0.70   0.69     1.20
American Funds Global Growth Fund
  Class 2                               9,466  12.46      12.62      112,003          1.15    0.20    0.70   6.19     6.72
American Funds Growth Fund Class 2     10,934  13.09      13.27      123,244          0.92    0.20    0.70   6.11     6.64
American Funds Growth-Income Fund
  Class 2                              25,944  10.36      12.96      284,389          1.75    0.20    0.70   0.75     1.25
American Funds High Income Bond
  Fund Class 2                          6,865   8.95       9.35       62,767          7.96    0.20    0.70  -6.14    -8.86
American Funds International Fund
  Class 2                               5,694   9.13      10.30       53,220          2.32    0.20    0.70  -5.09    -5.03
AST Capital Appreciation Portfolio
  Class 3                               4,639  14.43      14.62       57,172          0.00    0.20    0.70   7.70     8.24
AST Government and Quality Bond
  Portfolio Class 3                     2,574  10.13      10.26       26,013          2.41    0.20    0.70  -0.41     0.09
Dreyfus IP MidCap Stock Portfolio
  Initial Shares                      271,786  17.75      27.57    4,828,014          0.63    0.20    0.75  -3.02    -2.48
Dreyfus VIF International Value
  Portfolio Initial Shares             14,834   7.61      13.78      143,386          2.24    0.20    0.95  -3.64    -2.91
Dreyfus VIF Opportunistic Small
  Cap Portfolio Initial Shares        424,523  16.19      19.77    6,796,573          0.00    0.20    0.75  -3.01    -2.47
Dreyfus VIF Quality Bond Portfolio
  Initial Shares                      394,856  13.65      18.83    5,385,617          2.05    0.20    0.75  -2.38    -1.85
Fidelity VIP Asset Manager
  Portfolio Service Class 2           309,899  18.50      18.99    4,248,819          1.36    0.20    0.75  -0.81    -0.26
Fidelity VIP Contrafund Portfolio
  Service Class 2                   1,897,435  16.51      24.95   31,784,963          0.80    0.20    1.45  -1.03     0.21
Fidelity VIP Equity-Income
  Portfolio Service Class 2         1,099,574  13.55      13.91   15,777,973          2.93    0.20    1.45  -5.62    -4.43
Fidelity VIP Freedom 2020
  Portfolio Service Class 2            27,297  14.47      18.87      370,220          1.66    0.20    0.70  -1.15    -0.66
Fidelity VIP Freedom 2025
  Portfolio Service Class 2            44,989  14.98      19.97      640,820          1.66    0.20    0.75  -1.25    -0.70
Fidelity VIP Freedom 2030
  Portfolio Service Class 2           154,093  12.57      14.04    2,147,681          2.06    0.20    1.45  -1.96    -0.73
Fidelity VIP Government Money
  Market Portfolio Service Class 2     90,441   9.82       9.95      894,457          0.00    0.20    0.70  -0.69    -0.19
Fidelity VIP Growth Portfolio
  Service Class 2                     964,228  16.37      19.47   16,073,318          0.03    0.20    0.75   6.11     6.69
Fidelity VIP Mid Cap Portfolio
  Service Class 2                     564,487  12.33      16.66    9,995,340          0.26    0.20    1.45  -3.05    -1.83
FTVIP Franklin Mutual Shares VIP
  Fund Class 2                        454,155  12.35      13.34    6,270,133          3.13    0.20    1.45  -6.31    -5.13
FTVIP Franklin Small Cap Value VIP
  Fund Class 2                        408,261  14.67      14.70    6,935,707          0.63    0.20    1.45  -8.72    -7.57
FTVIP Franklin Small-Mid Cap
  Growth Securities Fund Class 2        2,534             16.01       40,559          0.00            0.50           -3.14
FTVIP Franklin U.S. Government
  Securities VIP Fund Class 2         232,614  12.32      15.20    2,995,988          2.86    0.20    0.75  -0.28     0.27
FTVIP Templeton Foreign Securities
  Fund Class 2                        454,864   9.94      16.89    5,101,290          3.37    0.20    0.75  -7.19    -6.68

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights - Continued

                                             December 31, 2015                  For the Year Ended December 31, 2015
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
Goldman Sachs VIT Strategic Growth
  Fund Institutional Shares           187,977  17.39      19.29    3,341,287          0.36    0.20    0.75   2.62     3.19
Invesco V.I. American Franchise
  Fund Series I                           298             17.14        5,116          0.00            0.50            4.48
Invesco V.I. Core Equity Fund
  Series I                            526,852  14.71      16.16    7,610,942          1.12    0.20    0.75  -6.47    -5.96
Invesco V.I. Global Real Estate
  Fund Series I                        19,199  10.46      10.60      256,355          3.83    0.20    0.70  -2.17    -1.68
Invesco V.I. Government Securities
  Fund Series I                         3,342             10.89       36,400          2.21            0.50           -0.16
Invesco V.I. Growth and Income
  Fund Series I                       573,664  13.58      15.92    9,397,249          2.88    0.20    0.95  -3.98    -3.26
Invesco V.I. High Yield Fund
  Series I                            161,859  11.51      11.81    1,874,637          4.77    0.20    0.75  -3.89    -3.36
Invesco V.I. International Growth
  Fund Series I                       575,992  10.91      13.66    7,464,549          1.51    0.20    1.45  -3.75    -2.54
Janus Aspen Enterprise Portfolio
  Service Shares                      282,411  17.67      30.97    5,309,566          0.53    0.20    0.75   2.99     3.56
Janus Aspen Forty Portfolio
  Service Shares                       25,998  14.25      14.41      445,910          0.00    0.20    0.95  10.88    11.71
Janus Aspen Global Research
  Portfolio Service Shares            226,554  12.79      14.92    2,857,036          0.55    0.20    0.75  -3.26    -2.73
Janus Aspen Overseas Portfolio
  Service Shares                      843,160   7.01      10.91    7,496,099          0.54    0.20    1.45 -10.12    -8.99
JP Morgan Insurance Trust Core
  Bond Portfolio Class 1               24,910  10.11      10.38      278,198          2.31    0.20    0.70   0.41     0.92
JP Morgan Insurance Trust Mid Cap
  Value Portfolio Class 1              26,415  27.87      28.91      747,190          1.02    0.20    0.75  -3.38    -2.85
JP Morgan Insurance Trust Small
  Cap Core Portfolio Class 1          201,877  17.67      27.04    3,491,842          0.15    0.20    0.75  -5.99    -5.47
MFS VIT Core Equity Series Initial
  Class                                    --     --         --           --          1.90    0.20    0.75   0.00     0.00
MFS VIT Growth Series Initial Class   592,534  18.63      25.59   10,847,200          0.16    0.20    0.75   6.76     7.34
MFS VIT II Core Equity Portfolio
  Initial Class                       398,790   9.69       9.73    3,874,431          1.18    0.20    0.75  -3.14    -2.73
MFS VIT New Discovery Series
  Initial Class                       249,507  17.83      18.97    4,696,667          0.00    0.20    1.45  -3.30    -2.08
MFS VIT Research Series Initial
  Class                               151,314  12.60      22.64    2,574,658          0.72    0.20    0.75   0.05     0.60
MFS VIT Total Return Series
  Initial Class                        25,915             14.53      376,652          2.60            0.50           -0.87
Neuberger Berman AMT Large Cap
  Value Portfolio Class I               2,629             10.84       28,491          0.78            0.50          -12.24
Neuberger Berman AMT Mid-Cap
  Growth Portfolio Class I            322,635  16.66      17.89    5,601,819          0.00    0.20    1.45  -0.18     1.07
Neuberger Berman AMT Socially
  Responsive Portfolio Class I          5,802  15.67      24.21       90,687          0.59    0.20    0.70  -1.16    -0.66
Oppenheimer Conservative Balanced
  Fund/VA Non Service Shares          116,211  15.56      15.87    1,309,698          2.27    0.20    0.75   0.08     0.63
Oppenheimer Global Fund/VA Non
  Service Shares                      430,410  12.02      15.11    6,918,180          1.36    0.20    1.45   2.45     3.74
Oppenheimer Global Strategic
  Income Fund/VA Non Service Shares       119   9.98      10.06        1,192         54.19    0.50    0.75  -2.99    -2.75
PIMCO VIT CommodityRealReturn
  Strategy Portfolio Admin Class      157,941              5.45      748,201          4.72    0.20    1.45 -26.78   -25.85
PIMCO VIT Global Bond Portfolio
  (Unhedged) Admin Class                9,924   9.43      12.22      112,453          1.84    0.20    0.70  -4.69    -4.22
PIMCO VIT Real Return Portfolio
  Admin Class                         768,137  12.46      19.29    9,823,635          3.98    0.20    0.75  -3.43    -2.90
PIMCO VIT Short-Term Portfolio
  Admin Class                         356,593  10.93      11.32    4,051,596          0.97    0.20    1.45  -0.34     0.91
PIMCO VIT Total Return Portfolio
  Admin Class                         960,916  10.17      14.72   14,091,840          4.94    0.20    1.45  -0.98     0.27
Pioneer Fund VCT Portfolio Class I    105,109  15.12      18.23    1,558,132          1.08    0.20    0.75  -0.81    -0.26
Pioneer Mid Cap Value VCT
  Portfolio Class I                    67,069  15.55      22.14    1,034,676          0.79    0.20    0.75  -6.84    -6.33
Pioneer Select Mid Cap Growth VCT
  Portfolio Class I                   138,650  19.05      19.57    2,660,062          0.00    0.20    0.75   0.87     1.43
Putnam VT Diversified Income Fund
  Class IB                            353,185  13.76      15.72    6,043,586          9.47    0.20    0.95  -3.26    -2.54
Putnam VT Growth and Income Fund
  Class IB                            714,172  15.45      17.53   11,296,683          1.87    0.20    0.75  -8.22    -7.71
Putnam VT International Value Fund
  Class IB                            454,450   8.45       9.28    4,218,894          1.37    0.20    1.45  -3.41    -2.20
Putnam VT Multi-Cap Growth Fund
  Class IB                              2,141  18.64      18.89       40,437          0.51    0.50    0.75  -1.03    -0.79
Putnam VT Small Cap Value Fund
  Class IB                             13,733  24.26      31.09      214,083          0.86    0.20    0.75  -4.95    -4.43
Putnam VT Voyager Fund Class IB        10,278             17.58      180,671          1.14            0.50           -6.58
SST Mid Cap Value Portfolio Class 3       973             11.61        9,593          0.60            0.70           -6.69
SAST Aggressive Growth Portfolio
  Class 1                              95,675  12.10      24.65    1,276,068          0.00    0.20    1.45  -2.61    -1.38
SAST Balanced Portfolio Class 1       137,230  12.01      18.62    2,184,924          1.81    0.20    0.75  -0.72    -0.17
Alger Capital Appreciation
  Portfolio Class 2                   306,548  14.22      24.01    6,405,391          0.09    0.20    1.45   4.66     5.98
Alger Mid Cap Growth Portfolio
  Class 2                             182,860  13.03      13.83    2,669,937          0.00    0.20    1.45  -2.98    -1.76
UIF Growth Portfolio Class I          154,144  20.76      26.62    3,154,713          0.00    0.20    0.75  11.40    12.01
VALIC Company I Dynamic Allocation
  Fund                                 44,433  10.40      10.53      426,336          0.00    0.20    0.70  -5.22    -4.74
VALIC Company I Emerging Economies
  Fund                                  1,266   7.74       7.84        9,783          1.64    0.20    0.70 -15.14   -14.71
VALIC Company I Foreign Value Fund      3,100              9.43       25,424          0.49            0.70           -7.95
VALIC Company I Government Money
  Market I Fund                     1,157,120   9.70       9.99   11,540,062          0.01    0.20    1.45  -1.43    -0.19
VALIC Company I International
  Equities Index Fund                 261,372  10.28      13.69    2,498,488          3.69    0.20    0.75  -1.74    -1.20
VALIC Company I Mid Cap Index Fund    767,547  17.50      17.54   13,632,876          1.04    0.20    1.45  -3.90    -2.69
VALIC Company I Nasdaq-100 Index
  Fund                                278,122  15.56      24.79    6,538,380          0.86    0.20    1.45   7.62     8.97
VALIC Company I Science &
  Technology Fund                     122,249  15.52      21.85    2,513,308          0.00    0.20    0.75   7.07     7.66
VALIC Company I Small Cap Index
  Fund                                356,597  16.75      27.01    6,123,899          1.02    0.20    0.75  -5.19    -4.67
VALIC Company I Stock Index Fund    1,174,358  12.89      21.57   19,822,358          1.66    0.20    0.75   0.30     0.85
VALIC Company II Mid Cap Value Fund     1,425  10.00      12.26       15,590          0.18    0.20    0.70  -2.10    -1.61
VALIC Company II Socially
  Responsible Fund                      1,167  13.20      13.37       15,000          0.92    0.20    0.70   0.41     0.91
VALIC Company II Strategic Bond
  Fund                                 10,346   9.86       9.99      101,212          3.38    0.20    0.70  -2.62    -2.13
Vanguard VIF High Yield Bond
  Portfolio                           377,721  15.03      15.42    6,281,947          5.53    0.20    1.45  -3.00    -1.77
Vanguard VIF REIT Index Portfolio     814,685  15.95      24.97   14,170,899          1.81    0.20    1.45   0.75     2.02

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights - Continued

                                             December 31, 2014                  For the Year Ended December 31, 2014
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
American Century VP Value Fund
  Class I                             919,159  12.57      28.62   16,723,661          1.54    0.20    0.75  12.23    12.85
American Funds Asset Allocation
  Fund Class 2                          6,802  11.45      11.54       77,912          2.40    0.20    0.70   4.66     5.19
American Funds Global Growth Fund
  Class 2                               5,685  11.73      11.83       67,216          0.68    0.20    0.70   1.60     2.11
American Funds Growth Fund Class 2        899  12.34      12.44       11,137          0.01    0.20    0.70   7.75     8.29
American Funds Growth-Income Fund
  Class 2                               5,674  12.70      12.80       72,411          0.02    0.20    0.70   9.86    10.41
American Funds High Income Bond
  Fund Class 2                          2,617  10.17      10.26       26,459          0.08    0.20    0.70  -0.07     0.43
American Funds International Fund
  Class 2                                 400  10.76      10.85        4,308          2.60    0.20    0.70  -3.33    -2.85
AST Capital Appreciation Portfolio
  Class 3                               1,023  13.40      13.51       13,792          0.00    0.20    0.70  14.15    14.73
AST Government and Quality Bond
  Portfolio Class 3                       337  10.17      10.25        3,454          3.42    0.20    0.70   4.18     4.70
Dreyfus IP MidCap Stock Portfolio
  Initial Shares                      301,137  18.20      28.43    5,588,214          0.93    0.20    0.75  11.25    11.87
Dreyfus VIF International Value
  Portfolio Initial Shares             14,043   7.90       8.34      139,628          1.65    0.20    0.95 -10.18    -9.50
Dreyfus VIF Opportunistic Small
  Cap Portfolio Initial Shares        467,865  16.60      20.39    7,676,329          0.00    0.20    0.75   0.84     1.39
Dreyfus VIF Quality Bond Portfolio
  Initial Shares                      400,797  13.90      19.29    5,594,333          2.14    0.20    0.75   4.01     4.58
Fidelity VIP Asset Manager
  Portfolio Service Class 2           327,100  18.65      19.04    4,533,991          1.26    0.20    0.75   4.75     5.33
Fidelity VIP Contrafund Portfolio
  Service Class 2                   1,992,046  16.68      24.89   34,117,348          0.74    0.20    1.45  10.05    11.43
Fidelity VIP Equity-Income
  Portfolio Service Class 2         1,176,181  14.36      23.15   17,933,840          2.62    0.20    1.45   6.92     8.26
Fidelity VIP Freedom 2020
  Portfolio Service Class 2            26,350  14.64      19.00      362,588          1.45    0.20    0.70   3.87     4.39
Fidelity VIP Freedom 2025
  Portfolio Service Class 2            44,417  15.17      20.12      637,712          1.32    0.20    0.75   4.07     4.64
Fidelity VIP Freedom 2030
  Portfolio Service Class 2            68,363  12.66      14.32    1,009,535          1.36    0.20    1.45   3.24     4.53
Fidelity VIP Government Money
  Market Portfolio Service Class 2      2,363   9.89       9.97       23,368          0.03    0.20    0.70  -0.69    -0.19
Fidelity VIP Growth Portfolio
  Service Class 2                   1,073,695  15.34      15.47   16,916,744          0.00    0.20    0.75  10.18    10.79
Fidelity VIP Mid Cap Portfolio
  Service Class 2                     564,784  12.56      17.18   10,828,585          0.02    0.20    1.45   4.51     5.82
FTVIP Franklin Mutual Shares VIP
  Fund Class 2                        470,937  14.24      20.61    7,010,955          2.05    0.20    1.45   5.58     6.91
FTVIP Franklin Small Cap Value VIP
  Fund Class 2                        430,935  16.08      25.01    8,238,202          0.62    0.20    1.45  -0.88     0.37
FTVIP Franklin Small-Mid Cap
  Growth Securities Fund Class 2        2,703             16.52       44,664          0.00            0.50            6.94
FTVIP Franklin U.S. Government
  Securities VIP Fund Class 2         229,369  12.29      15.25    3,005,162          2.50    0.20    0.75   2.61     3.18
FTVIP Templeton Foreign Securities
  Fund Class 2                        478,259  10.65      18.20    5,837,832          2.01    0.20    0.75 -11.80   -11.31
Goldman Sachs VIT Strategic Growth
  Fund Institutional Shares           192,544  16.85      18.80    3,320,170          0.23    0.20    0.75  12.79    13.41
Invesco V.I. American Franchise
  Fund Series I                           315             16.41        5,172          0.05            0.50            7.90
Invesco V.I. Core Equity Fund
  Series I                            578,270  15.64      17.27    8,957,278          0.85    0.20    0.75   7.34     7.93
Invesco V.I. Global Real Estate
  Fund Series I                        15,016  12.10      19.75      210,658          1.52    0.20    0.70  13.82    14.39
Invesco V.I. Government Securities
  Fund Series I                         3,486             10.91       38,030          2.39            0.50            3.62
Invesco V.I. Growth and Income
  Fund Series I                       604,758  14.15      16.46   10,490,134          1.79    0.20    0.95   9.24    10.06
Invesco V.I. High Yield Fund
  Series I                            215,634  11.98      12.22    2,592,381          4.73    0.20    0.75   0.97     1.52
Invesco V.I. International Growth
  Fund Series I                       602,190  11.19      14.19    8,210,933          1.55    0.20    1.45  -1.11     0.13
Janus Aspen Enterprise Portfolio
  Service Shares                      285,729  17.06      30.07    5,329,079          0.03    0.20    0.75  11.40    12.02
Janus Aspen Forty Portfolio
  Service Shares                       32,828  12.75      12.99      492,985          0.03    0.20    0.95   7.44     8.25
Janus Aspen Global Research
  Portfolio Service Shares            244,595  13.15      15.43    3,195,683          0.97    0.20    0.75   6.38     6.97
Janus Aspen Overseas Portfolio
  Service Shares                      823,066   8.23      12.14    8,434,733          3.17    0.20    1.45 -13.37   -12.28
JP Morgan Insurance Trust Core
  Bond Portfolio Class 1               13,975  10.20      13.43      166,280          2.80    0.20    0.70   4.19     4.71
JP Morgan Insurance Trust Mid Cap
  Value Portfolio Class 1              28,625  28.84      29.76      834,494          0.78    0.20    0.75  14.25    14.88
JP Morgan Insurance Trust Small
  Cap Core Portfolio Class 1          214,401  18.70      28.76    3,980,905          0.13    0.20    0.75   8.78     9.38
MFS VIT Core Equity Series Initial
  Class                               253,650  12.96      16.81    4,227,249          0.76    0.20    0.75  10.41    11.02
MFS VIT Growth Series Initial Class   639,531  17.36      23.97   10,962,846          0.10    0.20    0.75   8.13     8.73
MFS VIT New Discovery Series
  Initial Class                       262,079  18.44      19.37    5,102,989          0.00    0.20    1.45  -8.59    -7.44
MFS VIT Research Series Initial
  Class                               159,337  12.52      22.63    2,760,517          0.81    0.20    0.75   9.38     9.98
MFS VIT Total Return Series
  Initial Class                        28,197             14.66      413,403          1.79            0.50            7.96
Neuberger Berman AMT Large Cap
  Value Portfolio Class I               2,860             12.35       35,318          0.74            0.50            9.30
Neuberger Berman AMT Mid-Cap
  Growth Portfolio Class I            340,994  12.60      14.70    5,935,633          0.00    0.20    0.75   6.78     7.37
Neuberger Berman AMT Socially
  Responsive Portfolio Class I          5,345  15.86      24.37       84,617          0.37    0.20    0.70   9.61    10.16
Oppenheimer Conservative Balanced
  Fund/VA Non Service Shares          112,858  10.30      15.55    1,313,231          2.24    0.20    0.75   7.39     7.98
Oppenheimer Global Fund/VA Non
  Service Shares                      428,197  13.10      14.75    7,020,158          1.12    0.20    1.45   0.82     2.09
Oppenheimer Global Strategic
  Income Fund/VA Non Service Shares       435  10.28      10.34        4,497          6.00    0.50    0.75   2.07     2.33
PIMCO VIT CommodityRealReturn
  Strategy Portfolio Admin Class      141,574   7.35       7.45      939,699          0.39    0.20    1.45 -19.60   -18.59
PIMCO VIT Global Bond Portfolio
  (Unhedged) Admin Class                9,366  12.82      14.72      109,767          2.02    0.20    0.70   1.55     2.06
PIMCO VIT Real Return Portfolio
  Admin Class                         846,961  12.83      19.98   11,432,689          1.46    0.20    0.75   2.32     2.89
PIMCO VIT Short-Term Portfolio
  Admin Class                         389,111  10.97      11.22    4,444,798          0.70    0.20    1.45  -0.74     0.51
PIMCO VIT Total Return Portfolio
  Admin Class                       1,018,466  14.81      14.87   15,298,326          2.21    0.20    1.45   2.78     4.07
Pioneer Fund VCT Portfolio Class I    112,417  15.16      18.38    1,675,091          1.19    0.20    0.75  10.20    10.81
Pioneer Mid Cap Value VCT
  Portfolio Class I                    78,736  14.69      16.04    1,295,160          0.86    0.20    1.45  13.43    14.86
Pioneer Select Mid Cap Growth VCT
  Portfolio Class I                   159,076  18.89      19.30    3,016,671          0.00    0.20    0.75   8.61     9.21
Putnam VT Diversified Income Fund
  Class IB                            373,499  14.12      16.25    6,577,843          8.12    0.20    0.95  -0.60     0.15
Putnam VT Growth and Income Fund
  Class IB                            753,606  16.75      19.09   12,972,211          1.32    0.20    0.75   9.91    10.51
Putnam VT International Value Fund
  Class IB                            472,647   8.64       9.61    4,609,199          1.38    0.20    1.45 -10.79    -9.67
Putnam VT Multi-Cap Growth Fund
  Class IB                              2,290  18.83      19.04       43,591          0.34    0.50    0.75  12.64    12.92
Putnam VT Small Cap Value Fund
  Class IB                             13,863  14.61      32.71      227,886          0.48    0.20    0.75   2.66     3.23
Putnam VT Voyager Fund Class IB        10,716             18.82      201,633          0.75            0.50            9.17

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights - Continued

                                             December 31, 2014                  For the Year Ended December 31, 2014
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
SAST Aggressive Growth Portfolio
  Class 1                              93,919  11.81      17.37    1,296,355          0.00    0.20    0.75  -0.20     0.35
SAST Balanced Portfolio Class 1       127,688  18.75      12.03    2,073,068          1.34    0.20    0.75  10.61    11.22
Alger Capital Appreciation
  Portfolio Class 2                   274,166  22.94      28.79    5,759,903          0.10    0.20    1.45  12.12    13.53
Alger Mid Cap Growth Portfolio
  Class 2                             192,686  11.46      14.25    2,958,031          0.00    0.20    1.45   6.46     7.80
UIF Growth Portfolio Class I          164,298  18.53      23.89    3,024,443          0.00    0.20    0.75   5.57     6.15
VALIC Company I Dynamic Allocation
  Fund                                  1,709  10.97      11.06       18,755          2.66    0.20    0.70   3.51     4.03
VALIC Company I Emerging Economies
  Fund                                    676   9.12       9.20        6,209          0.00    0.20    0.70  -6.23    -5.76
VALIC Company I Foreign Value Fund        134             10.25        1,369          0.00            0.70          -12.25
VALIC Company I Government Money
  Market I Fund                     1,134,201   9.84      10.01   11,413,517          0.01    0.20    1.45  -1.43    -0.19
VALIC Company I International
  Equities Index Fund                 247,583  10.86      15.70    2,483,499          2.51    0.20    0.75  -6.15    -5.63
VALIC Company I Mid Cap Index Fund    832,872  12.36      18.26   15,463,977          1.11    0.20    1.45   7.84     9.19
VALIC Company I Nasdaq-100 Index
  Fund                                264,337  14.28      25.69    5,678,276          0.78    0.20    0.75  17.80    18.45
VALIC Company I Science &
  Technology Fund                     111,094  20.41      30.27    2,117,057          0.12    0.20    0.75  13.57    14.20
VALIC Company I Small Cap Index
  Fund                                451,716  17.57      28.49    8,200,643          1.14    0.20    0.75   3.98     4.55
VALIC Company I Stock Index Fund    1,288,580  12.78      21.51   21,735,503          1.60    0.20    0.75  12.44    13.06
VALIC Company II Mid Cap Value Fund       180  12.36      12.46        2,227          0.00    0.20    0.70   5.98     6.51
VALIC Company II Socially
  Responsible Fund                      1,076  13.15      13.25       14,158          0.00    0.20    0.70  14.72    15.30
VALIC Company II Strategic Bond
  Fund                                  4,924  10.13      10.21       50,223          0.00    0.20    0.70   3.22     3.74
Vanguard VIF High Yield Bond
  Portfolio                           444,782  15.49      15.70    7,720,929          5.45    0.20    1.45   2.90     4.20
Vanguard VIF REIT Index Portfolio     833,523  15.35      15.83   14,892,265          3.38    0.20    1.45  28.24    29.85

                                             December 31, 2013                  For the Year Ended December 31, 2013
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
American Century VP Value Fund
  Class I                             933,185  20.51      22.46   15,724,871          1.69    0.20    0.75  30.74    31.46
Dreyfus IP MidCap Stock Portfolio
  Initial Shares                      284,074  16.27      25.55    4,936,230          1.36    0.20    0.75  33.98    34.72
Dreyfus VIF International Value
  Portfolio Initial Shares             12,994   8.80       9.21      145,715          1.83    0.20    0.95  21.83    22.75
Dreyfus VIF Opportunistic Small
  Cap Portfolio Initial Shares        593,017  16.37      18.27    9,596,389          0.00    0.20    0.75  47.44    48.25
Dreyfus VIF Quality Bond Portfolio
  Initial Shares                      453,482  13.29      15.64    6,157,970          2.80    0.20    0.75  -2.28    -1.74
Fidelity VIP Asset Manager
  Portfolio Service Class 2           344,472  16.80      18.07    4,672,189          1.34    0.20    0.75  14.48    15.11
Fidelity VIP Contrafund Portfolio
  Service Class 2                   1,979,018  15.16      22.34   31,814,973          0.83    0.20    1.45  29.07    30.69
Fidelity VIP Equity-Income
  Portfolio Service Class 2         1,236,243  13.43      21.38   17,985,957          2.32    0.20    1.45  25.99    27.57
Fidelity VIP Freedom 2020
  Portfolio Service Class 2            26,325  14.09      18.20      348,635          1.26    0.20    0.70  14.83    15.40
Fidelity VIP Freedom 2025
  Portfolio Service Class 2            53,321  14.58      19.22      722,900          1.78    0.20    0.75  18.82    19.48
Fidelity VIP Freedom 2030
  Portfolio Service Class 2            68,826  13.87      19.55      979,103          1.59    0.20    1.45  19.66    21.17
Fidelity VIP Growth Portfolio
  Service Class 2                   1,140,463  12.28      16.66   16,170,061          0.05    0.20    0.75  34.98    35.73
Fidelity VIP Mid Cap Portfolio
  Service Class 2                     526,757  15.36      16.44   10,683,514          0.28    0.20    1.45  33.91    35.60
FTVIP Franklin Mutual Shares VIP
  Fund Class 2                        481,977  13.35      13.49    7,065,970          2.11    0.20    1.45  26.42    28.00
FTVIP Franklin Small Cap Value VIP
  Fund Class 2                        410,633  16.22      16.44    8,569,689          1.28    0.20    1.45  34.28    35.97
FTVIP Franklin Small-Mid Cap
  Growth Securities Fund Class 2        3,006  12.75      15.45       45,932          0.00    0.50    0.75  37.12    37.47
FTVIP Franklin U.S. Government
  Securities VIP Fund Class 2         300,094  11.91      14.86    3,878,306          2.77    0.20    0.75  -2.97    -2.43
FTVIP Templeton Foreign Securities
  Fund Class 2                        483,045  12.01      20.63    7,138,619          2.33    0.20    0.75  22.05    22.72
Goldman Sachs VIT Strategic Growth
  Fund Institutional Shares           461,991  14.86      16.67    6,936,211          0.41    0.20    0.75  31.43    32.16
Invesco V.I. American Franchise
  Fund Series I                           438             15.21        6,664          0.42            0.50           39.44
Invesco V.I. Core Equity Fund
  Series I                            633,078  14.49      16.09    9,154,360          1.39    0.20    0.75  28.28    28.99
Invesco V.I. Global Real Estate
  Fund Series I                         8,344  10.63      17.27      116,994          4.19    0.20    0.70   2.00     2.51
Invesco V.I. Government Securities
  Fund Series I                         6,808  10.46      10.53       71,645          3.23    0.50    0.75  -3.35    -3.11
Invesco V.I. Growth and Income
  Fund Series I                       608,704  12.95      14.95    9,952,150          1.52    0.20    0.95  32.81    33.81
Invesco V.I. High Yield Fund
  Series I                            216,019  11.87      12.04    2,569,236          4.98    0.20    0.75   6.21     6.79
Invesco V.I. International Growth
  Fund Series I                       672,600  14.35      19.41    9,422,146          1.20    0.20    1.45  17.30    18.78
Janus Aspen Enterprise Portfolio
  Service Shares                      309,731  15.07      26.99    5,081,183          0.37    0.20    0.75  31.05    31.77
Janus Aspen Forty Portfolio
  Service Shares                       29,991  12.09      12.67      416,706          0.56    0.20    0.95  29.65    30.62
Janus Aspen Global Research
  Portfolio Service Shares            263,926  12.30      14.50    3,174,577          1.08    0.20    0.75  27.12    27.82
Janus Aspen Overseas Portfolio
  Service Shares                      815,905   9.38      14.01   10,039,056          3.00    0.20    1.45  12.64    14.05
JP Morgan Insurance Trust Core
  Bond Portfolio Class 1                7,101  12.53      12.83       89,709          4.33    0.20    0.70  -2.16    -1.67
JP Morgan Insurance Trust Mid Cap
  Value Portfolio Class 1              30,324  25.25      25.90      770,690          1.11    0.20    0.75  31.31    32.04
JP Morgan Insurance Trust Small
  Cap Core Portfolio Class 1          204,643  17.09      20.58    3,563,217          0.56    0.20    0.75  41.23    42.01
MFS VIT Core Equity Series Initial
  Class                               258,761  15.15      18.17    3,894,856          1.00    0.20    0.75  33.60    34.33
MFS VIT Growth Series Initial Class   702,868  15.96      21.26   11,066,832          0.23    0.20    0.75  35.83    36.58
MFS VIT New Discovery Series
  Initial Class                       286,857  19.10      20.17    6,071,770          0.00    0.20    1.45  39.48    41.24
MFS VIT Research Series Initial
  Class                               170,517  15.29      20.69    2,692,142          0.33    0.20    0.75  31.30    32.02

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights - Continued

                                             December 31, 2013                  For the Year Ended December 31, 2013
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
MFS VIT Total Return Series
  Initial Class                        39,847   9.51      13.58      484,088          1.78    0.50    0.75  18.16    18.45
Neuberger Berman AMT Large Cap
  Value Portfolio Class I               3,059  11.30      17.88       35,254          1.21    0.50    0.75  30.16    30.48
Neuberger Berman AMT Mid-Cap
  Growth Portfolio Class I            350,350  13.77      15.35    5,795,972          0.00    0.20    0.75  31.62    32.35
Neuberger Berman AMT Socially
  Responsive Portfolio Class I          5,148  14.16      14.46       74,333          0.73    0.20    0.70  36.64    37.33
Oppenheimer Conservative Balanced
  Fund/VA Non Service Shares          134,405   9.54      14.48    1,540,831          2.35    0.20    0.75  12.32    12.94
Oppenheimer Global Fund/VA Non
  Service Shares                      387,168  12.83      14.63    6,979,241          1.39    0.20    1.45  25.47    27.05
Oppenheimer Global Strategic
  Income Fund/VA Non Service Shares       502  10.08      10.11        5,071         87.83    0.50    0.75  -0.88    -0.63
PIMCO VIT CommodityRealReturn
  Strategy Portfolio Admin Class      153,258   8.49       9.26    1,261,795          1.75    0.20    1.45 -15.93   -14.87
PIMCO VIT Global Bond Portfolio
  (Unhedged) Admin Class                4,338  12.63      14.42       58,532          1.05    0.20    0.70  -9.12    -8.66
PIMCO VIT Real Return Portfolio
  Admin Class                         889,857  13.82      19.53   12,132,852          1.65    0.20    0.75  -9.90    -9.40
PIMCO VIT Short-Term Portfolio
  Admin Class                         408,791  11.05      11.20    4,804,840          0.71    0.20    1.45  -0.88     0.36
PIMCO VIT Total Return Portfolio
  Admin Class                       1,071,774  14.23      14.47   16,119,465          2.18    0.20    1.45  -3.37    -2.16
Pioneer Fund VCT Portfolio Class I    123,944  13.68      16.67    1,671,452          1.28    0.20    0.75  32.29    33.02
Pioneer Mid Cap Value VCT
  Portfolio Class I                    79,039  12.79      14.14    1,145,657          0.93    0.20    1.45  31.19    32.84
Pioneer Select Mid Cap Growth VCT
  Portfolio Class I                   174,488  17.39      17.67    3,037,831          0.00    0.20    0.75  41.39    42.17
Putnam VT Diversified Income Fund
  Class IB                            388,960  16.35      17.00    6,887,646          3.16    0.20    0.95   6.79     7.60
Putnam VT Growth and Income Fund
  Class IB                            791,936  15.15      17.37   12,432,215          1.66    0.20    0.75  34.66    35.41
Putnam VT International Value Fund
  Class IB                            467,037   9.56      10.77    5,206,801          2.51    0.20    1.45  20.45    21.97
Putnam VT Multi-Cap Growth Fund
  Class IB                              2,925  16.72      16.86       49,309          0.44    0.50    0.75  35.42    35.76
Putnam VT Small Cap Value Fund
  Class IB                             17,021  14.15      31.86      276,055          0.79    0.20    0.75  38.56    39.33
Putnam VT Voyager Fund Class IB        13,049  10.64      17.24      207,795          0.63    0.50    0.75  42.65    43.01
SAST Aggressive Growth Portfolio
  Class 1                             107,822  11.77      17.41    1,538,347          0.00    0.20    0.75  41.87    42.65
SAST Balanced Portfolio Class 1       152,839  16.95      18.85    2,306,189          1.61    0.20    0.75  18.58    19.24
Alger Capital Appreciation
  Portfolio Class 2                   249,000  16.25      20.46    5,171,060          0.36    0.20    1.45  33.24    34.92
Alger Mid Cap Growth Portfolio
  Class 2                             182,950  10.63      13.39    2,968,985          0.34    0.20    1.45  33.89    35.57
UIF Growth Portfolio Class I          183,354  17.46      22.63    3,189,301          0.43    0.20    0.75  46.97    47.78
VALIC Company I Government Money
  Market I Fund                     1,273,784   9.98      10.20   13,099,199          0.01    0.20    1.45  -1.43    -0.19
VALIC Company I International
  Equities Index Fund                 238,168   9.89      17.48    2,621,512          0.00    0.20    0.75  18.10    18.76
VALIC Company I Mid Cap Index Fund    887,398  16.93      25.70   15,589,772          0.00    0.20    1.45  31.20    32.84
VALIC Company I Nasdaq-100 Index
  Fund                                295,262  10.29      18.29    5,132,899          0.00    0.20    0.75  35.21    35.96
VALIC Company I Science &
  Technology Fund                     122,558   7.79      16.92    1,829,945          0.00    0.20    0.75  41.42    42.20
VALIC Company I Small Cap Index
  Fund                                402,209  15.11      27.40    7,347,965          0.00    0.20    0.75  37.60    38.36
VALIC Company I Stock Index Fund    1,404,065  13.32      19.13   21,199,509          0.00    0.20    0.75  30.93    31.65
Vanguard VIF High Yield Bond
  Portfolio                           433,735  15.06      15.07    7,457,681          5.28    0.20    1.45   2.84     4.14
Vanguard VIF REIT Index Portfolio     761,290  11.82      12.34   11,900,404          2.15    0.20    1.45   0.86     2.13

                                             December 31, 2012                  For the Year Ended December 31, 2012
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
American Century VP Value Fund
  Class I                             934,942  10.69      21.59   12,587,820          2.00    0.20    0.75  13.72    14.58
Dreyfus IP MidCap Stock Portfolio
  Initial Shares                      278,365  11.91      19.07    3,735,622          0.46    0.20    0.75  18.78    19.44
Dreyfus VIF International Value
  Portfolio Initial Shares             10,563   7.22      12.78       99,312          2.75    0.20    0.95  11.60    12.44
Dreyfus VIF Opportunistic Small
  Cap Portfolio Initial Shares        675,020  10.06      13.71    7,380,409          0.00    0.20    0.75  19.66    20.32
Dreyfus VIF Quality Bond Portfolio
  Initial Shares                      494,395  13.34      19.64    7,079,426          2.98    0.20    0.75   6.20     6.78
Fidelity VIP Asset Manager
  Portfolio Service Class 2           349,745  10.99      16.00    4,353,982          1.29    0.20    0.75  11.39    12.24
Fidelity VIP Contrafund Portfolio
  Service Class 2                   2,017,400   9.79      19.92   25,979,429          1.15    0.20    1.45  14.46    16.15
Fidelity VIP Equity-Income
  Portfolio Service Class 2         1,295,583   9.34      17.73   15,225,678          2.97    0.20    1.45  15.37    17.06
Fidelity VIP Freedom 2020
  Portfolio Service Class 2            31,878  10.57      16.62      369,414          1.89    0.20    0.70  12.28    13.08
Fidelity VIP Freedom 2025
  Portfolio Service Class 2            44,775  10.55      16.09      515,350          1.96    0.20    0.75  13.14    14.80
Fidelity VIP Freedom 2030
  Portfolio Service Class 2            61,498   9.99      16.14      724,478          1.88    0.20    1.45  13.52    15.19
Fidelity VIP Growth Portfolio
  Service Class 2                   1,243,384   8.66      15.89   12,864,156          0.36    0.20    0.75  13.55    14.41
Fidelity VIP Mid Cap Portfolio
  Service Class 2                     507,869  10.48      28.61    8,103,313          0.40    0.20    1.45  12.91    14.57
FTVIP Franklin Mutual Shares VIP
  Fund Class 2                        521,354   9.51      16.07    6,241,600          2.07    0.20    1.45  12.60    14.25
FTVIP Franklin Small Cap Value VIP
  Fund Class 2                        424,063  11.66      24.93    6,804,660          0.79    0.20    1.45  16.68    18.39
FTVIP Franklin Small-Mid Cap
  Growth Securities Fund Class 2        2,951   9.30      11.24       31,091          0.00    0.50    0.75  10.02    10.30
FTVIP Franklin U.S. Government
  Securities VIP Fund Class 2         306,687  12.04      15.40    4,173,166          2.67    0.20    0.75   1.12     1.89
FTVIP Templeton Foreign Securities
  Fund Class 2                        488,547   9.65      17.00    6,170,381          3.03    0.20    0.75  17.35    18.24
Goldman Sachs VIT Strategic Growth
  Fund Institutional Shares           492,233  11.09      14.67    5,592,047          0.72    0.20    0.75  18.99    19.65
Invesco V.I. American Franchise
  Fund Series I                           626   6.29      10.91        5,234          0.00    0.50    0.75  12.88    13.16
Invesco V.I. Core Equity Fund
  Series I                            686,192  11.08      12.88    7,754,263          0.97    0.20    0.75  13.03    13.65
Invesco V.I. Global Real Estate
  Fund Series I                         7,245   8.99      16.84       97,299          0.60    0.20    0.70  27.22    27.86
Invesco V.I. Government Securities
  Fund Series I                         8,468  10.82      10.87       91,887          3.08    0.50    0.75   1.71     1.96
Invesco V.I. Growth and Income
  Fund Series I                       617,841   9.75      16.38    7,796,561          1.53    0.20    0.95  13.55    14.64

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights - Continued


                                             December 31, 2012                  For the Year Ended December 31, 2012
                                    ---------------------------------------- -------------------------------------------
                                                                                               Expense         Total
                                              Unit Value ($)/(a)/             Investment    Ratio (%)/(c)/ Return (%)/(d)/
                                              -------------------    Net        Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($) Ratio (%)/(b)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   ---------- -------------  ------ ------- ------  -------
Invesco V.I. High Yield Fund
  Series I                            202,848  11.17      11.28    2,269,149          5.11    0.20    0.75  16.30    16.94
Invesco V.I. International Growth
  Fund Series I                       680,010   9.12      21.69    8,335,300          1.46    0.20    1.45  13.87    15.54
Janus Aspen Enterprise Portfolio
  Service Shares                      335,792   8.86      23.16    4,068,669          0.00    0.20    0.75  16.11    16.99
Janus Aspen Forty Portfolio
  Service Shares                       29,377   9.33      16.36      309,675          0.62    0.20    0.95  22.68    23.61
Janus Aspen Global Research
  Portfolio Service Shares            290,208   7.49      12.87    2,642,859          0.77    0.20    0.75  18.96    19.62
Janus Aspen Overseas Portfolio
  Service Shares                      842,700   7.70      24.09    9,503,268          0.60    0.20    1.45  11.55    13.19
JP Morgan Insurance Trust Core
  Bond Portfolio Class 1                6,314  12.81      13.05       81,396          4.29    0.20    0.70   4.60     5.12
JP Morgan Insurance Trust Mid Cap
  Value Portfolio Class 1              36,790  19.23      19.62      710,812          1.08    0.20    0.75  19.48    20.14
JP Morgan Insurance Trust Small
  Cap Core Portfolio Class 1          218,178  11.44      18.72    2,763,083          0.21    0.20    0.75  18.83    19.73
MFS VIT Core Equity Series Initial
  Class                               284,309   8.78      14.99    3,169,925          0.79    0.20    0.75  15.36    16.00
MFS VIT Growth Series Initial Class   751,222   7.95      18.27    8,544,313          0.00    0.20    0.75  16.51    17.15
MFS VIT New Discovery Series
  Initial Class                       303,535  13.22      23.29    4,558,624          0.00    0.20    1.45  19.48    21.23
MFS VIT Research Series Initial
  Class                               168,723  10.74      17.07    2,043,000          0.80    0.20    0.75  16.39    17.28
MFS VIT Total Return Series
  Initial Class                        47,066   8.05      11.47      446,828          2.86    0.50    0.75  10.42    10.70
Neuberger Berman AMT Large Cap
  Value Portfolio Class I               3,123   8.66      13.74       28,183          0.42    0.50    0.75  15.73    16.02
Neuberger Berman AMT Mid-Cap
  Growth Portfolio Class I            366,791  10.21      19.25    4,618,123          0.00    0.20    1.45  10.79    12.42
Neuberger Berman AMT Socially
  Responsive Portfolio Class I          4,558  10.21      16.11       48,236          0.24    0.20    0.70  10.20    10.76
Oppenheimer Conservative Balanced
  Fund/VA Non Service Shares          130,271   8.45      12.96    1,389,796          1.30    0.20    1.45  10.72    12.35
Oppenheimer Global Fund/VA Non
  Service Shares                      369,438  10.10      25.26    5,596,885          2.17    0.20    1.45  19.52    21.27
Oppenheimer Global Strategic
  Income Fund/VA Non Service Shares     4,341             10.17       44,134          0.00    0.50    0.75   1.66     1.70
PIMCO VIT CommodityRealReturn
  Strategy Portfolio Admin Class      152,437   7.71      13.88    1,542,031          2.78    0.20    1.45   3.87     5.40
PIMCO VIT Global Bond Portfolio
  (Unhedged) Admin Class                3,695  13.89      15.79       54,581          1.68    0.20    0.70   6.19     6.73
PIMCO VIT Real Return Portfolio
  Admin Class                         892,900  13.57      24.63   14,799,219          1.09    0.20    0.75   7.94     8.76
PIMCO VIT Short-Term Portfolio
  Admin Class                         555,092  10.86      13.83    6,644,323          0.73    0.20    1.45   1.29     2.78
PIMCO VIT Total Return Portfolio
  Admin Class                       1,116,915  13.88      21.72   17,972,323          2.63    0.20    1.45   8.01     9.60
Pioneer Fund VCT Portfolio Class I    148,553  10.14      12.65    1,516,410          1.60    0.20    0.75   9.42    10.02
Pioneer Mid Cap Value VCT
  Portfolio Class I                    79,635   9.63      15.49      873,297          1.06    0.20    1.45   9.51    11.12
Pioneer Select Mid Cap Growth VCT
  Portfolio Class I                   193,725  12.26      12.70    2,379,278          0.00    0.20    0.75   6.22     6.81
Putnam VT Diversified Income Fund
  Class IB                            402,710  12.92      20.32    6,829,890          5.59    0.20    0.95  10.47    11.53
Putnam VT Growth and Income Fund
  Class IB                            829,395  11.04      13.20    9,733,019          1.73    0.20    0.75  18.24    18.90
Putnam VT International Value Fund
  Class IB                            478,649   7.73      16.30    4,530,628          2.94    0.20    1.45  19.95    21.71
Putnam VT Multi-Cap Growth Fund
  Class IB                              2,557  12.35      12.42       31,738          0.25    0.50    0.75  15.89    16.18
Putnam VT Small Cap Value Fund
  Class IB                             15,566  10.16      22.99      186,076          0.45    0.20    0.75  16.61    17.25
Putnam VT Voyager Fund Class IB        12,707   7.46      12.05      114,313          0.40    0.50    0.75  13.37    13.66
SAST Aggressive Growth Portfolio
  Class 1                             101,251   8.25      17.46    1,081,476          0.00    0.20    0.75  15.35    16.23
SAST Balanced Portfolio Class 1       127,008  11.47      15.81    1,698,860          1.39    0.20    0.75  12.28    13.14
Alger Capital Appreciation
  Portfolio Class 2                   210,287  10.89      24.88    3,881,078          1.10    0.20    1.45  16.59    18.31
Alger Mid Cap Growth Portfolio
  Class 2                             178,218   7.54      18.44    2,301,200          0.00    0.20    1.45  14.53    16.22
UIF Growth Portfolio Class I          214,963  10.74      17.51    2,534,261          0.00    0.20    0.75  13.52    14.15
VALIC Company I Government Money
  Market I Fund                     1,335,241   9.83      12.60   13,944,313          0.01    0.20    1.45  -1.43     0.02
VALIC Company I International
  Equities Index Fund                 246,412   7.54      14.80    2,344,533          2.78    0.20    0.75  16.15    17.03
VALIC Company I Mid Cap Index Fund    926,155  12.03      30.28   12,752,712          1.01    0.20    1.45  15.83    17.53
VALIC Company I Nasdaq-100 Index
  Fund                                327,323   7.51      21.52    3,855,505          0.48    0.20    0.75  17.06    17.95
VALIC Company I Science &
  Technology Fund                     130,357   5.49      18.64    1,294,304          0.00    0.20    0.75  11.30    12.15
VALIC Company I Small Cap Index
  Fund                                406,952  10.92      19.92    5,593,379          1.21    0.20    0.75  15.19    16.07
VALIC Company I Stock Index Fund    1,538,212  10.12      17.06   17,797,241          1.75    0.20    0.75  14.71    15.59
Vanguard VIF High Yield Bond
  Portfolio                           445,329  14.33      21.12    7,537,292          5.50    0.20    1.45  12.65    14.30
Vanguard VIF REIT Index Portfolio     743,005  11.13      35.59   12,444,603          2.02    0.20    1.45  15.77    17.47

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(c)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(d)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These expenses do not include any expenses assessed through redemption of units. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights - Continued

     range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 24, 2017, the date the financial statements were issued.

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2016 and 2015 and for each of the three years ended December 31, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                 2
Consolidated Balance Sheet at December 31, 2016 and 2015                     3
Consolidated Statements of Income for each of the years ended
  December 31, 2016, 2015 and 2014                                           4
Consolidated Statements of Comprehensive Income (Loss) for each of the
  years ended December 31, 2016, 2015 and 2014                               5
Consolidated Statements of Equity for each of the years ended
  December 31, 2016, 2015 and 2014                                           6
Consolidated Statements of Cash Flows for each of the years ended
  December 31, 2016, 2015 and 2014                                           7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1.   Basis of Presentation                                                   8
2.   Summary of Significant Accounting Policies                              9
3.   Fair Value Measurements                                                14
4.   Investments                                                            33
5.   Lending Activities                                                     43
6.   Reinsurance                                                            45
7.   Derivatives and Hedge Accounting                                       46
8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       49
9.   Variable Interest Entities                                             52
10.  Insurance Liabilities                                                  54
11.  Variable Life and Annuity Contracts                                    57
12.  Debt                                                                   59
13.  Commitments and Contingencies                                          60
14.  Equity                                                                 62
15.  Statutory Financial Data and Restrictions                              63
16.  Benefit Plans                                                          64
17.  Income Taxes                                                           64
18.  Related Party Transactions                                             67
19.  Subsequent Events                                                      68

                        Report of Independent Auditors

To the Board of Directors of
American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2016.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 24, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                  December 31,
                                                               -----------------
(in millions, except for share data)                             2016     2015
------------------------------------                           -------- --------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value
            (amortized cost: 2016 - $96,184; 2015 -
            $96,119)                                           $100,867 $ 99,086
          Other bond securities, at fair value                    3,047    3,545
       Equity securities:
          Common and preferred stock, available for
            sale, at fair value (cost: 2016 - $10;
            2015 - $15)                                              15       18
          Other common and preferred stock, at fair
            value                                                     4       --
       Mortgage and other loans receivable, net of
         allowance                                               16,458   14,598
       Other invested assets (portion measured at fair
         value: 2016 - $1,508; 2015 - $2,684)                     3,498    5,687
       Short-term investments (portion measured at
         fair value: 2016 - $3,122; 2015 - $1,625)                3,347    1,850
                                                               -------- --------
          Total investments                                     127,236  124,784
   Cash                                                             173      317
   Accrued investment income                                      1,051    1,055
   Amounts due from related parties                               1,097      520
   Premiums and other receivables - net of allowance                789      698
   Reinsurance assets, net of allowance                           1,572    1,665
   Deferred policy acquisition costs                              6,787    6,401
   Current income tax receivable                                     --      121
   Deferred income taxes                                          1,610      445
   Other assets (including restricted cash of $1 in
     2016 and $4 in 2015)                                         2,562    2,186
   Separate account assets, at fair value                        44,174   41,894
                                                               -------- --------
Total assets                                                   $187,051 $180,086
                                                               ======== ========
Liabilities:
   Future policy benefits for life and accident and
     health insurance contracts                                $ 33,112 $ 31,576
   Policyholder contract deposits (portion measured at
     fair value: 2016 - $2,743; 2015 - $2,104)                   78,613   75,642
   Policy claims and benefits payable                               702      685
   Other policyholder funds                                       2,034    2,090
   Current income tax payable                                        71       --
   Notes payable - to affiliates (portion measured at
     fair value: 2016 - $568; 2015 - $474)                        1,259      717
   Notes payable - to third parties                                 220      406
   Amounts due to related parties                                 1,134      792
   Securities lending payable                                     2,142      962
   Other liabilities                                              3,548    3,864
   Separate account liabilities                                  44,174   41,894
                                                               -------- --------
Total liabilities                                               167,009  158,628
                                                               -------- --------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL)
  shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares
     authorized, issued and outstanding                               1        1
   Common stock, $10 par value; 600,000 shares
     authorized, issued and outstanding                               6        6
   Additional paid-in capital                                    16,673   18,546
   Retained earnings (accumulated deficit)                           --      575
   Accumulated other comprehensive income                         3,295    2,333
                                                               -------- --------
Total AGL shareholder's equity                                   19,975   21,461
Noncontrolling interests                                             67       (3)
                                                               -------- --------
Total equity                                                     20,042   21,458
                                                               -------- --------
Total liabilities and equity                                   $187,051 $180,086
                                                               ======== ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                        Years Ended December 31,
                                                       -------------------------
(in millions)                                            2016     2015     2014
-------------                                          -------  -------  -------
Revenues:
   Premiums                                            $ 1,722  $ 2,628  $ 1,666
   Policy fees                                           2,078    2,090    1,985
   Net investment income                                 6,318    6,118    6,925
   Net realized capital losses:
       Total other-than-temporary impairments on
         available-for-sale securities                    (210)    (197)     (81)
       Portion of other-than-temporary
         impairments on available-for-sale fixed
         maturity securities recognized in other
         comprehensive income (loss)                       (17)     (22)     (23)
                                                       -------  -------  -------
       Net other-than-temporary impairments on
         available-for-sale securities recognized
         in net income                                    (227)    (219)    (104)
       Other realized capital (losses) gains              (903)     141       30
                                                       -------  -------  -------
   Total net realized capital losses:                   (1,130)     (78)     (74)
       Other income                                      1,237    2,268    2,580
                                                       -------  -------  -------
Total revenues                                          10,225   13,026   13,082
                                                       -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                 4,644    5,276    4,224
   Interest credited to policyholder account
     balances                                            2,211    2,178    2,234
   Amortization of deferred policy acquisition
     costs                                                 261      787      658
   General operating and other expenses                  2,139    3,087    3,014
   Net (gain) loss on sale of divested businesses         (238)      --       --
                                                       -------  -------  -------
Total benefits and expenses                              9,017   11,328   10,130
                                                       -------  -------  -------
Income before income tax expense                         1,208    1,698    2,952
Income tax expense (benefit):
   Current                                               1,248      549      401
   Deferred                                               (951)    (111)     533
                                                       -------  -------  -------
Income tax expense                                         297      438      934
                                                       -------  -------  -------
Net income                                                 911    1,260    2,018
Less:
Net income attributable to noncontrolling
  interests                                                  1       --       --
                                                       -------  -------  -------
Net income attributable to AGL                         $   910  $ 1,260  $ 2,018
                                                       =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                      Years Ended December 31,
                                                      -----------------------
  (in millions)                                        2016     2015    2014
  Net income                                          $  911  $ 1,260  $2,018
                                                      ------  -------  ------
  Other comprehensive income (loss), net of tax
     Change in unrealized appreciation
       (depreciation) of fixed maturity investments
       on which other-than- temporary credit
       impairments were recognized                       (34)    (225)     48
     Change in unrealized appreciation
       (depreciation) of all other investments         1,457   (4,368)  3,900
     Adjustments to deferred policy acquisition
       costs, value of business acquired and
       deferred sales inducements                       (100)     442    (152)
     Change in unrealized insurance loss recognition    (361)     551    (556)
     Change in foreign currency translation
       adjustments                                        --       (2)     (5)
                                                      ------  -------  ------
  Other comprehensive income (loss)                      962   (3,602)  3,235
                                                      ------  -------  ------
  Comprehensive income (loss)                          1,873   (2,342)  5,253
  Comprehensive income attributable to
    noncontrolling interests                               1       --      --
                                                      ------  -------  ------
  Comprehensive income (loss) attributable to AGL     $1,872  $(2,342) $5,253
                                                      ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                             Retained    Accumulated  Total AGL
                                                Additional   Earnings       Other      Share-      Non-
                               Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                    Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                  --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2014          $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                  ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       2,018            --       2,018        --      2,018
Dividends                          --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income         --      --         --          --         3,235       3,235        --      3,235
Capital contributions from
 Parent                            --      --         58          --            --          58        --         58
Deconsolidation of VIEs            --      --         --          --            --          --      (167)      (167)
Return of capital                  --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                              --      --         --          --            --          --         3          3
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       1,260            --       1,260        --      1,260
Dividends                          --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss           --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from
 Parent                            --      --         32          --            --          32        --         32
Other                              --      --         --          --            --          --        (3)        (3)
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015        $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --         910            --         910         1        911
Dividends                          --      --         --      (1,491)           --      (1,491)       --     (1,491)
Other comprehensive income         --      --         --          --           962         962        --        962
Net increase due to
 acquisitions and
 consolidations                    --      --         --          --            --          --        65         65
Capital contributions from
 Parent                            --      --         12          --            --          12        --         12
Return of capital                  --      --     (1,885)         --            --      (1,885)       --     (1,885)
Deconsolidation of VIEs            --      --         --           6            --           6         3          9
Other                              --      --         --          --            --          --         1          1
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2016        $ 1     $ 6    $16,673     $    --       $ 3,295     $19,975     $  67    $20,042
                                  ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                   Years Ended December 31,
                                                                 ----------------------------
(in millions)                                                      2016      2015      2014
-------------                                                    --------  --------  --------
Cash flows from operating activities:
   Net income                                                    $    911  $  1,260  $  2,018
                                                                 --------  --------  --------
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Interest credited to policyholder account balances           2,211     2,178     2,234
       Amortization of deferred policy acquisition costs              261       787       658
       Fees charged for policyholder contract deposits             (1,337)   (1,203)   (1,172)
       Net realized capital losses                                  1,130        78        74
       Net (gains) on sale of divested businesses                    (238)       --        --
       Unrealized losses (gains) in earnings, net                     (41)       25      (280)
       Equity in (income) losses of partnerships and other
         invested assets                                               92       (32)     (459)
       Accretion of net premium/discount on investments              (828)     (710)     (760)
       Capitalized interest                                           (71)      (59)      (82)
       Provision for deferred income taxes                           (951)     (111)      533
   Changes in operating assets and liabilities:
       Accrued investment income                                        4       (13)       32
       Amounts due to/from related parties                           (236)       62       473
       Reinsurance assets                                              93       (49)       58
       Deferred policy acquisition costs                             (805)     (983)     (875)
       Current income tax receivable/payable                        1,201       448       200
       Future policy benefits and other policyholder funds            932     1,193       675
       Other, net                                                    (223)     (220)       64
                                                                 --------  --------  --------
   Total adjustments                                                1,194     1,391     1,373
                                                                 --------  --------  --------
Net cash provided by operating activities                           2,105     2,651     3,391
                                                                 ========  ========  ========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available-for-sale investments                               8,353     7,514     5,852
       Other investments, excluding short-term investments          2,796     2,670     1,310
       Divested businesses, net                                       238        --        --
   Redemption and maturities of fixed maturity securities
     available for sale                                             8,831     7,837     7,833
   Principal payments received on sales and maturities of
     mortgage and other loans receivable                            2,892     2,094     1,747
   Redemption and maturities of other investments,
     excluding short-term investments                                 230       196       178
   Purchases of:
       Available-for-sale investments                             (19,834)  (17,431)  (13,290)
       Mortgage and other loans receivable                         (5,100)   (4,932)   (3,572)
       Other investments, excluding short-term investments           (607)   (2,442)     (930)
   Net change in restricted cash                                        3       392      (213)
   Net change in short-term investments                            (1,497)     (469)    2,515
   Other, net                                                      (1,075)     (179)       46
                                                                 --------  --------  --------
Net cash provided by (used in) investing activities                (4,770)   (4,750)    1,476
                                                                 ========  ========  ========
Cash flows from financing activities:
   Policyholder contract deposits                                  10,529    10,208     9,524
   Policyholder contract withdrawals                               (7,478)   (7,112)   (7,006)
   Net exchanges to/from separate accounts                           (870)   (1,239)   (1,525)
   Change in repurchase agreements                                     18       281       225
   Repayment of notes payable                                        (286)     (221)       --
   Issuance of notes payable                                          603       100       494
   Change in securities lending payable                             1,180       962    (2,514)
   Change in cash overdrafts                                           45        --        --
   Dividends and return of capital paid to Parent Company,
     net of cash contributions                                     (1,220)     (824)   (4,017)
   Other, net                                                          --        (2)       21
                                                                 --------  --------  --------
Net cash provided by (used in) financing activities                 2,521     2,153    (4,798)
                                                                 ========  ========  ========
Net increase (decrease) in cash                                      (144)       54        69
Cash at beginning of year                                             317       263       194
                                                                 --------  --------  --------
Cash at end of year                                              $    173  $    317  $    263
                                                                 ========  ========  ========
Supplementary Disclosure of Consolidated Cash Flow
  Information
Cash paid during the period for:
   Interest                                                      $      7  $      9  $      7
   Taxes                                                               42        91       194
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract
     deposits                                                          12        13        20
   Non-cash dividends                                               2,156       237     2,238
   Settlement of non-cash dividends payable                            --     1,292        --
   Non-cash contributions from Parent                                  12        32        58
                                                                 ========  ========  ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In May 2016, we sold AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated Statements of Income included total revenues and expenses of AIG Advisor Group of $477 million and $193 million, respectively, in 2016 and total revenues and expenses of $1.4 billion and $1.3 billion, respectively, in both 2015 and 2014.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available-for-sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.  Fair Value Measurements
             .  Short-term investments
Note 4.  Investments
             .  Fixed maturity and equity
                securities
             .  Other invested assets
             .  Net investment income
             .  Net realized capital gains
                (losses)
             .  Other-than-temporary
                impairments
Note 5.  Lending Activities
             .  Mortgage and other loans
                receivable - net of allowance
Note 6.  Reinsurance
             .  Reinsurance assets, net of
                allowance
Note 7.  Derivatives and Hedge Accounting
             .  Derivative assets and
                liabilities, at fair value
Note 8.  Deferred Policy Acquisition Costs and
         Deferred Sales Inducements
             .  Deferred policy acquisition
                costs
             .  Amortization of deferred
                policy acquisition costs
             .  Deferred sales inducements

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Note 9.   Variable Interest Entities
Note 10.  Insurance Liabilities
              .  Future policy benefits
              .  Policyholder contract deposits
              .  Other policyholder funds
Note 11.  Variable Life and Annuity Contracts
Note 12.  Debt
              .  Long-term debt
Note 13.  Commitments and Contingencies
              .  Legal contingencies
Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2016

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities
(VIEs) or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We adopted the standard prospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued an accounting standard that amends the guidance for debt issuance costs by requiring such costs to be presented as a deduction to the corresponding debt liability, rather than as an asset, and for the amortization of such costs to be reported as interest expense. The amendments are intended to simplify the presentation of debt issuance costs and make it consistent with the presentation of debt discounts or premiums. The amendments, however, do not change the recognition and measurement guidance applicable to debt issuance costs.

We adopted the standard retrospectively on its required effective date of January 1, 2016. Because the new standard did not affect accounting recognition or measurement of debt issuance costs, the adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)

In May 2015, the FASB amended the standard on fair value disclosures for investments for which fair value is measured using the net asset value (NAV) per share (or its equivalent) as a practical expedient. The amendments in this update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In addition, the amendment removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share as a practical expedient.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern

In August 2014, the FASB issued an accounting standard that requires management to evaluate and disclose if there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern even if the entity's liquidation is not imminent. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but this new standard requires an evaluation to determine whether to disclose information about the relevant conditions and events. Currently under U.S. GAAP there is no guidance about management's responsibility under this standard. U.S. auditing standards and federal securities law require that an auditor evaluate whether there is substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time not to exceed one year beyond the date of the financial statements being audited.

We adopted the standard on its required effective date of December 31, 2016. The adoption of this standard did not have an effect on our consolidated financial condition, results of operations or cash flows.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective on January 1, 2018 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted as of January 1, 2017, including interim periods. We are currently evaluating the impact to our revenue sources that are in scope of the standard. However, as the majority of our revenue sources are not in scope of the standard, we do not expect the adoption of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective on January 1, 2018, with early adoption of certain provisions permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

The standard is effective on January 1, 2019, with early adoption permitted using a modified retrospective approach. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows. We are currently quantifying the expected gross up of our balance sheet for a right to use asset and a lease liability as required by the standard.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Derivative Contract Novations

In March 2016, the FASB issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" and will apply to financial assets subject to credit losses, those measured at amortized cost and certain off-balance sheet credit exposures. The impairment for available-for-sale debt securities will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows, but we expect an increase in our allowances for credit losses. The amount of the increase will be impacted by our portfolio composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows. The standard is effective on January 1, 2018, with early adoption permitted as long as all amendments are included in the same period.

The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

The standard is effective on January 1, 2018, with early adoption permitted. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of early-adopting the standard on our reported consolidated financial condition, results of operations and cash flows. Because the standard requires prospective adoption, the impact is dependent on future acquisitions and dispositions.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2016                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   335 $    --    $  --       $  --    $    335
   Obligations of states, municipalities and political
     subdivisions                                             --   2,474     995       --          --       3,469
   Non-U.S. governments                                       --   2,619      --       --          --       2,619
   Corporate debt                                             --  67,419     546       --          --      67,965
   RMBS                                                       --   7,187   7,027       --          --      14,214
   CMBS                                                       --   4,288     793       --          --       5,081
   CDO/ABS                                                    --   2,116   5,068       --          --       7,184
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  86,438  14,429       --          --     100,867
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      41      --       --          --          41
   Corporate debt                                             --   1,421      --       --          --       1,421
   RMBS                                                       --      33     324       --          --         357
   CMBS                                                       --     164      17       --          --         181
   CDO/ABS                                                    --      22   1,025       --          --       1,047
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,681   1,366       --          --       3,047
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            11      --      --       --          --          11
   Mutual funds                                                1      --      --       --          --           1
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Other common and preferred stock                               4      --      --       --          --           4
Other invested assets/(a)/                                    --      --      28       --          --          28
Short-term investments                                       656   2,466      --       --          --       3,122
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     517      --       --          --         517
   Foreign exchange contracts                                 --     601      --       --          --         601
   Equity contracts                                          167      41      55       --          --         263
   Other contracts                                            --      --      14       --          --          14
   Counterparty netting and cash collateral                   --      --      --     (762)        (46)       (808)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                      167   1,159      69     (762)        (46)        587
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   42,152   2,022      --       --          --      44,174
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $43,001 $93,766 $15,892    $(762)      $ (46)   $151,851
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $    95 $ 2,648    $  --       $  --    $  2,743
Notes payable - to affiliates                                 --      --     568       --          --         568
Derivative liabilities:
   Interest rate contracts                                    --   1,547      --       --          --       1,547
   Foreign exchange contracts                                 --     333      --       --          --         333
   Equity contracts                                           12      --      --       --          --          12
   Other contracts                                            --      --       5       --          --           5
   Counterparty netting and cash collateral                   --      --      --     (762)       (852)     (1,614)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  12   1,880       5     (762)       (852)        283
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    12 $ 1,975 $ 3,221    $(762)      $(852)   $  3,594
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(a)/                                     2      --      30       --          --          32
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $91,087 $16,233    $(273)      $(298)   $147,102
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates                                 --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ======= ======= =======    =====       =====    ========

(a)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $1,481 million and $2,652 million as of December 31, 2016 and December 31, 2015, respectively.

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2016, we had no significant transfers from Level 2 to Level 1 and transferred $1 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers between Level 1 and Level 2 during 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2016 and 2015 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2016 and 2015:

                                                   Net                                                               Changes in
                                                Realized                                                             Unrealized
                                                   and                    Purchases,                               Gains (Losses)
                                               Unrealized                   Sales,                                  Included in
                                                  Gains                   Issuances                         Fair     Income on
                                    Fair Value  (Losses)       Other         and        Gross     Gross    Value    Instruments
                                    Beginning  Included in Comprehensive Settlements, Transfers Transfers  End of  Held at End of
(in millions)                        of Year     Income    Income (Loss)     Net         In        Out      Year        Year
-------------                       ---------- ----------- ------------- ------------ --------- --------- -------  --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   993      $  (1)       $  21        $ 101       $ --     $  (119) $   995       $ --
   Corporate debt                        733         (7)         (10)         (56)       337        (451)     546         --
   RMBS                                7,233        398           55         (662)        19         (16)   7,027         --
   CMBS                                1,194         58          (84)          (1)        14        (388)     793         --
   CDO/ABS                             4,151         96          (55)         870         11          (5)   5,068         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,304        544          (73)         252        381        (979)  14,429         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   U.S government and government
   Obligations of states,
     municipalities
   RMBS                                  727         35           --         (439)         1          --      324         (3)
   CMBS                                   60         --           --           (4)         7         (46)      17         (1)
   CDO/ABS                             1,046         46           --          (67)        --          --    1,025         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,833         81           --         (510)         8         (46)   1,366         13
                                     -------      -----        -----        -----       ----     -------  -------       ----
Equity securities available for
  sale:
Other invested assets                     30         (2)          (6)          15         --          (9)      28         (2)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $16,167      $ 623        $ (79)       $(243)      $389     $(1,034) $15,823       $ 11
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,995)     $(415)       $  --        $(238)      $ --     $    --  $(2,648)      $ --
Notes payable - to affiliates           (474)      (108)          --           14         --          --     (568)        --
Derivatives assets, net*
   Equity contracts                       53          7           --           (5)        --          --       55         60
   Other contracts                         5         71           --          (67)        --          --        9         76
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            58         78           --          (72)        --          --       64        136
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(2,411)     $(445)       $  --        $(296)      $ --     $    --  $(3,152)      $136
                                     =======      =====        =====        =====       ====     =======  =======       ====
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   951      $  (1)       $ (78)       $ 191       $ --     $   (70) $   993       $ --
   Corporate debt                        959         10          (59)         (94)       735        (818)     733         --
   RMBS                                7,240        443         (206)        (244)        --          --    7,233         --
   CMBS                                1,294         68          (79)          45         --        (134)   1,194         --
   CDO/ABS                             3,575         84          (82)         593          7         (26)   4,151         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,019        604         (504)         491        742      (1,048)  14,304         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   RMBS                                  275         20           --          432         --          --      727         10
   CMBS                                   48         (1)          --            9          4          --       60         (1)
   CDO/ABS                             1,231        (24)          --         (161)        --          --    1,046        (55)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,554         (5)          --          280          4          --    1,833        (46)
                                     -------      -----        -----        -----       ----     -------  -------       ----
   Common stock                            1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total equity securities available
  for sale                                 1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other invested assets                     84         (5)         (52)           3         --          --       30         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $15,658      $ 594        $(556)       $ 773       $746     $(1,048) $16,167       $(46)
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,226)     $(336)       $  --        $(433)      $ --     $    --  $(1,995)      $ --
Notes payable - to affiliates           (514)        18           --           22         --          --     (474)        --
Derivatives assets, net*
   Equity contracts                       51         (5)          --            7         --          --       53          6
   Other contracts                         6         68           --          (69)        --          --        5         11
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            57         63           --          (62)        --          --       58         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(1,683)     $(255)       $  --        $(473)      $ --     $    --  $(2,411)      $ 17
                                     =======      =====        =====        =====       ====     =======  =======       ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                               Net     Net Realized
                                     Policy Investment Capital Gains
 (in millions)                        Fees    Income     (Losses)        Total
 -------------                       ------ ---------- -------------     -----
 December 31, 2016
    Bonds available for sale          $--     $ 638        $ (94)    $   $ 544
    Other bond securities              --        76            5            81
    Other invested assets              --        (2)          --            (2)
    Policyholder contract deposits     --        --         (415)         (415)
    Notes payable - to affiliates      --      (108)          --          (108)
    Derivative assets, net             71        --            7            78
                                      ---     -----        -----         -----
 December 31, 2015
    Bonds available for sale          $--     $ 620        $ (16)    $   $ 604
    Other bond securities              --        (3)          (2)           (5)
    Other invested assets              --        (2)          (3)           (5)
    Policyholder contract deposits     --        --         (336)         (336)
    Notes payable - to affiliates      --        --           18            18
    Derivative assets, net             68        --           (5)           63
                                      ---     -----        -----         -----

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  105   $  --     $--      $    (4)         $ 101
   Corporate debt                                                          16     (24)     --          (48)           (56)
   RMBS                                                                   830      (9)     --       (1,483)          (662)
   CMBS                                                                    74     (25)     --          (50)            (1)
   CDO/ABS                                                              2,431    (372)     --       (1,189)           870
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          3,456    (430)     --       (2,774)           252
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   U.S government and government
   Obligations of states, municipalities
   RMBS                                                                   141    (472)     --         (108)          (439)
   CMBS                                                                    32     (34)     --           (2)            (4)
   CDO/ABS                                                                 19      --      --          (86)           (67)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               192    (506)     --         (196)          (510)
                                                                       ------   -----     ---      -------          -----
Equity securities available for sale:
Other invested assets                                                      15      --      --           --             15
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,663   $(936)    $--      $(2,970)         $(243)
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(349)    $--      $   111          $(238)
Notes payable - to affiliates                                              --      --      --           14             14
Derivatives liabilities, net
   Equity contracts                                                         5      --      --          (10)            (5)
   Other contracts                                                        (12)     --      --          (55)           (67)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         (7)     --      --          (65)           (72)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   (7)  $(349)    $--      $    60          $(296)
                                                                       ======   =====     ===      =======          =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --          $ 191
   Corporate debt                                                          90      (3)     --         (181)           (94)
   RMBS                                                                 1,104    (128)     --       (1,220)          (244)
   CMBS                                                                    93     (22)     --          (26)            45
   CDO/ABS                                                              1,422     (50)     --         (779)           593
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)           491
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)           432
   CMBS                                                                    23      --      --          (14)             9
   CDO/ABS                                                                 --     (65)     --          (96)          (161)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               521     (65)     --         (176)           280
                                                                       ------   -----     ---      -------          -----
   Common stock                                                            --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Total equity securities available for sale                                 --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Other invested assets                                                      13      --      --          (10)             3
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,434   $(268)    $--      $(2,393)         $ 773
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6          $(433)
Notes payable - to affiliates                                              --      --      --           22             22
Derivatives liabilities, net
   Equity contracts                                                        19      --      --          (12)             7
   Other contracts                                                         --      --      --          (69)           (69)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         19      --      --          (81)           (62)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)         $(473)
                                                                       ======   =====     ===      =======          =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2016 and 2015 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $68 million of net losses related to assets transferred into Level 3 in 2016 and includes $73 million of net losses related to assets transferred out of Level 3 in 2016. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $5 million of net losses related to assets transferred into Level 3 in 2015 and included $14 million of net losses related to assets transferred out of Level 3 in 2015.

Transfers of Level 3 Assets

During the years ended December 31, 2016 and 2015, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2016 and 2015, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2016 and 2015.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                              Fair Value at
                              December 31,
(in millions)                     2016      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                 ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions         $  770     Discounted cash flow                     Yield     3.42% - 7.22% (5.32%)

Corporate debt                      323     Discounted cash flow                     Yield     3.45% - 6.22% (4.83%)

RMBS/(a)/                         7,033     Discounted cash flow  Constant prepayment rate     1.52% - 9.44% (5.48%)
                                                                             Loss severity  49.23% - 81.13% (65.18%)
                                                                     Constant default rate     3.54% - 8.45% (5.99%)
                                                                                     Yield     3.46% - 6.05% (4.76%)

CMBS                                 20     Discounted cash flow                     Yield     1.85% - 3.03% (2.44%)

CDO/ABS/(a)/                      1,353     Discounted cash flow                     Yield     4.19% - 5.97% (5.08%)
--------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives
  within
   Policyholder contract
     deposits:
       GMWB                      $1,496     Discounted cash flow         Equity volatility           13.00% - 50.00%
                                                                           Base lapse rate            0.50% - 20.00%
                                                                        Dynamic lapse rate          30.00% - 170.00%
                                                                 Mortality multiplier/(c)/          42.00% - 161.00%
                                                                          Utilization rate                   100.00%
                                                                    Equity / interest-rate
                                                                               correlation           20.00% - 40.00%

       Index annuities              760     Discounted cash flow                Lapse rate            1.00% - 40.00%
                                                                 Mortality multiplier/(c)/         101.00% - 103.00%

       Indexed life                 374     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                            Mortality rate            0.00% - 40.00%
--------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                   Fair Value at
                                   December 31,
(in millions)                          2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                      ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions              $  966     Discounted cash flow                     Yield     4.31% - 5.11% (4.71%)

Corporate debt                           355     Discounted cash flow                     Yield    4.23% - 11.00% (7.61%)

RMBS/(a)/                              7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08% (5.04%)
                                                                                  Loss severity  49.30% - 79.54% (64.42%)
                                                                          Constant default rate     3.86% - 9.35% (6.60%)
                                                                                          Yield     3.44% - 6.06% (4.75%)

CMBS                                   1,136     Discounted cash flow                     Yield    0.78% - 10.56% (5.67%)

CDO/ABS/(a)/                           1,279     Discounted cash flow                     Yield     3.38% - 4.94% (4.16%)
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
   Policyholder contract
     deposits:

       GMWB                           $1,031     Discounted cash flow         Equity volatility           15.00% - 50.00%
                                                                                Base lapse rate            1.00% - 17.00%
                                                                             Dynamic lapse rate            0.20% - 25.50%
                                                                      Mortality multiplier/(d)/          82.52% - 104.27%
                                                                               Utilization rate            0.00% - 45.00%
                                                                           Equity/interest-rate
                                                                                    correlation           20.00% - 40.00%

       Index annuities                   624     Discounted cash flow                Lapse rate            0.75% - 66.00%
                                                                      Mortality multiplier/(d)/           50.00% - 75.00%

       Indexed life                      325     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                                 Mortality rate            0.00% - 40.00%
-------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for Guaranteed Minimum Withdrawal Benefits (GMWB).
(d)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB, and the 1975-1980 Modified Basic Table for index annuities.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts
(GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, with an emphasis on current expected market-based volatilities. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates, based on current market conditions and expected views of market participants, in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. In 2016, we implemented a 100 percent utilization assumption which reflects an expectation that all policyholders who remain active in the contract (i.e., do not lapse or die) will utilize their GMWB guarantee by commencing systematic withdrawals under the terms of their contract. In 2015, we used as a utilization rate assumption representing the probability of first partial withdrawal, which varied by issue age and duration for different contract types. The impact of changes in utilization assumptions on the fair value of the liability may vary, depending on the expected timing as well as the overall rate of assumed utilization.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                         December 31, 2016           December 31, 2015
                                                                    --------------------------- ---------------------------
                                                                      Fair Value                  Fair Value
                                                                       Using Net                   Using Net
                                                                      Asset Value                 Asset Value
                                                                     Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               --------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                       $  325         $123         $  480         $117

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                    55           20             56           27

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                         31            3             33            8

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                     10           17             44           20

   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                            29           25             23           11
                                                                        ------         ----         ------         ----
Total private equity funds                                                 450          188            636          183
                                                                        ------         ----         ------         ----
Hedge funds:/*/
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                          338            8            367           --

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk           458           --          1,130           25

   Macro                    Investments that take long and short
                            positions in financial instruments
                            based on a top-down view of certain
                            economic and capital market
                            conditions                                      30           --             --           --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                    127            8            392            8

   Emerging markets         Investments in the financial markets
                            of developing countries                         --           --             30           --

   Other                    Includes investments held in funds
                            that are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and
                            private investments                             77           13             97           --
                                                                        ------         ----         ------         ----
Total hedge funds                                                        1,030           29          2,016           33
                                                                        ------         ----         ------         ----
Total                                                                   $1,480         $217         $2,652         $216
                                                                        ======         ====         ======         ====

* Certain hedge funds for the year ended December 31, 2016 were reclassified into different strategies to better align with the investments in those funds.

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2017.

The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                                  2016
------------                                                                                  ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                         81%
   Between four and six years                                                                   6
   Between seven and 10 years                                                                  13
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                                      7%
   Quarterly                                                                                   31
   Semi-annually                                                                               16
   Annually                                                                                    46
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments' fair value subject to contractual partial restrictions   90%
                                                                                              ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                           December 31, 2016                 December 31, 2015
                                   --------------------------------  --------------------------------
                                              Outstanding                       Outstanding
                                               Principal                         Principal
(in millions)                      Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                      ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates      $568       $926       $(358)      $474       $939       $(465)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                             Gain (Loss)
   Years Ended December 31,                               -----------------
   (in millions)                                           2016  2015  2014
   -------------                                          -----  ----  ----
   Assets:
      Other bond securities - certain hybrid securities   $ 232  $(19) $368
      Alternative investments/(a)/                           18    29   100
                                                          -----  ----  ----
   Liabilities:
      Policyholder contract deposits                         (1)   (1)   15
      Notes payable - to affiliates                        (122)    5   (17)
                                                          -----  ----  ----
   Total gain                                             $ 127  $ 14  $466
                                                          =====  ====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to real estate investments acquired in foreclosure. Prior year impairments primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2016   2015  2014
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2016
       Other invested assets     $--     $--    $  5   $  5   $2    $10    $2

    December 31, 2015
       Other invested assets     $--     $--    $308   $308

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

   determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2016
Assets:
   Mortgage and other loans receivable       $ --    $ 59   $16,718 $16,777 $16,458
   Other invested assets                       --      31        --      31      31
   Short-term investments                      --     225        --     225     225
   Cash                                       173      --        --     173     173
Liabilities:
   Policyholder contract deposits/(a)/         --     382    63,895  64,277  61,160
   Note payable - to affiliates, net/(b)/      --      --       691     691     691
   Note payable - to third parties, net        --      --       219     219     220
                                             ----    ----   ------- ------- -------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867 $14,946 $14,598
   Other invested assets                       --       8        --       8       8
   Short-term investments                      --     225        --     225     225
   Cash                                       317      --        --     317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644  61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243     243     243
   Note payable - to third parties, net        --      --       405     405     406
                                             ----    ----   ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available-for-sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held-to-maturity classification at December 31, 2016 or 2015.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available-for-sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available-for-sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   291    $   45    $    (1)   $    335     $ --
   Obligations of states, municipalities and political subdivisions      3,275       245        (51)      3,469       --
   Non-U.S. governments                                                  2,626       107       (114)      2,619       --
   Corporate debt                                                       64,649     4,294       (978)     67,965        1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,310     1,093       (189)     14,214      540
       CMBS                                                              4,886       239        (44)      5,081       87
       CDO/ABS                                                           7,147       127        (90)      7,184       10
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               25,343     1,459       (323)     26,479      637
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,184     6,150     (1,467)    100,867      638
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              1         2         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                              1        --         --           1       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  10         5         --          15       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,203    $6,158    $(1,472)   $100,889     $638
                                                                       =======    ======    =======    ========     ====
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376     $ --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313        2
   Non-U.S. governments                                                  2,717       104       (184)      2,637       --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969      (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672      515
       CMBS                                                              4,581       350        (33)      4,898      185
       CDO/ABS                                                           6,150       145        (74)      6,221        8
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791      708
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086      690
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              2         1         --           3       --
   Preferred stock                                                          13         2         --          15       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  15         3         --          18       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111     $690
                                                                       =======    ======    =======    ========     ====

(a)Represents the amount of other-than-temporary impairments recognized in Accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2016 and 2015, bonds available for sale held by us that were below investment grade or not rated totaled $14.5 billion and $14.8 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                                      Less than 12 Months 12 Months or More       Total
                                                                      ------------------  ----------------- ------------------
                                                                                 Gross             Gross              Gross
                                                                       Fair    Unrealized Fair   Unrealized  Fair   Unrealized
(in millions)                                                          Value     Losses   Value    Losses    Value    Losses
-------------                                                         -------  ---------- ------ ---------- ------- ----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                  $    10    $    1   $   --   $   --   $    10   $    1
   Obligations of states, municipalities and political subdivisions       914        45       26        6       940       51
   Non-U.S. governments                                                 1,114        55      256       59     1,370      114
   Corporate debt                                                      13,995       593    3,285      385    17,280      978
   RMBS                                                                 2,575        85    1,712      104     4,287      189
   CMBS                                                                   964        35      135        9     1,099       44
   CDO/ABS                                                              2,044        44      733       46     2,777       90
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         21,616       858    6,147      609    27,763    1,467
                                                                      -------    ------   ------   ------   -------   ------
Equity securities available for sale:
   Common stock                                                             1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Total equity securities available for sale                                  1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $21,617    $  858   $6,150   $  614   $27,767   $1,472
                                                                      =======    ======   ======   ======   =======   ======
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                  $    76    $    5   $   --   $   --   $    76   $    5
   Obligations of states, municipalities and political subdivisions       934        46       27        3       961       49
   Non-U.S. governments                                                 1,241        87      325       97     1,566      184
   Corporate debt                                                      20,782     1,493    3,027      885    23,809    2,378
   RMBS                                                                 2,410        52    2,131      141     4,541      193
   CMBS                                                                 1,126        31       28        2     1,154       33
   CDO/ABS                                                              2,282        30      692       44     2,974       74
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         28,851     1,744    6,230    1,172    35,081    2,916
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $28,851    $1,744   $6,233   $1,177   $35,084   $2,921
                                                                      =======    ======   ======   ======   =======   ======

At December 31, 2016, we held 2,967 and 8 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 673 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2016 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2016
Due in one year or less                              $ 1,204         $  1,229        $    61           $    58
Due after one year through five years                 17,144           18,137          1,411             1,353
Due after five years through ten years                16,308           16,674          5,481             5,237
Due after ten years                                   36,185           38,348         13,791            12,952
Mortgage-backed, asset-backed and collateralized      25,343           26,479          8,486             8,163
                                                     -------         --------        -------           -------
Total                                                $96,184         $100,867        $29,230           $27,763
                                                     =======         ========        =======           =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2016              2015              2014
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $321     $433     $205     $206     $259     $49
Equity securities               2       --        2        1        5      --
                             ----     ----     ----     ----     ----     ---
Total                        $323     $433     $207     $207     $264     $49
                             ====     ====     ====     ====     ====     ===

In 2016, 2015, and 2014, the aggregate fair value of available-for-sale securities sold was $9.4 billion, $16.7 billion and $6.1 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2016           December 31, 2015
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                     41           1              39           1
Corporate debt                                        1,421          47           1,375          39
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 357          12             861          24
   CMBS                                                 181           6             193           6
   CDO/ABS                                            1,047          34           1,077          30
                                                     ------         ---          ------         ---
Total other bond securities                          $3,047         100%         $3,545         100%
                                                     ======         ===          ======         ===
Other equity securities                              $    4          --              --          --
                                                     ------         ---          ------         ---

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2016   2015
           -------------                               ------ ------
           Alternative investments/(a) (b)/            $3,021 $5,410
           Investment real estate/(c)/                    414    246
           Federal Home Loan Bank (FHLB) common stock      31      8
           All other investments                           32     23
                                                       ------ ------
           Total                                       $3,498 $5,687
                                                       ====== ======

(a)At December 31, 2016, includes hedge funds of $ 1,517 million, private equity funds of $ 1,253 million, and affordable housing partnerships of $ 251 million. At December 31, 2015, includes hedge funds of $
   3,541 million, private equity funds of $ 1,645 million, and affordable housing partnerships of $ 224 million.
(b)Approximately 64 percent and 11 percent of our hedge fund portfolio is available for redemption in 2017 and 2018, respectively, an additional 7 percent will be available between 2019 and 2024.
(c)Net of accumulated depreciation of $169 million and $158 million in 2016 and 2015, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $8 million and $15 million at December 31, 2016 and 2015, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2016     2015      2014
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 2,533  $  7,323  $ 11,281
                 Total expenses       (1,575)   (1,427)   (1,831)
                                     -------  --------  --------
              Net income             $   958  $  5,896  $  9,450
                                     =======  ========  ========
                                                 December 31,
                                              ------------------
              (in millions)                     2016      2015
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 68,435  $ 76,483
                 Total liabilities             (13,254)  (15,685)
                                              ========  ========

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2016 and 2015:

                                             2016                      2015
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $2,341      Various       $4,052      Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ---------------------
(in millions)                                                 2016     2015    2014
-------------                                                ------   ------  ------
Fixed maturity securities, including short-term investments  $5,551   $5,154  $5,686
Equity securities                                                 2        2     (51)
Interest on mortgage and other loans                            746      706     645
Investment real estate                                            1       57      61
Alternative investments/*/                                      213      426     761
Other investments                                                 8       (1)     70
                                                             ------   ------  ------
Total investment income                                       6,521    6,344   7,172
Investment expenses                                             203      226     247
                                                             ------   ------  ------
Net investment income                                        $6,318   $6,118  $6,925
                                                             ======   ======  ======

* Beginning in the first quarter of 2016, the presentation of income on alternative investments has been refined to include only income from hedge funds, private equity funds and affordable housing partnerships. Prior period disclosures have been reclassified to conform to this presentation. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available-for-sale fixed maturity securities, available-for-sale equity securities, real estate and other alternative investments.

.. Reductions to the amortized cost basis of available-for-sale fixed maturity securities, available-for-sale equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ------------------------
           (in millions)                         2016      2015   2014
           -------------                       -------    -----  -----
           Sales of fixed maturity securities  $  (112)   $  (1) $ 210
           Sales of equity securities                2        1      5
           Mortgage and other loans                (21)     (50)   (46)
           Investment real estate                   51       (2)   116
           Alternative investments                 144       90     51
           Derivatives                            (894)     170   (430)
           Other                                   (40)     (37)   139
           Other-than-temporary impairments       (260)    (249)  (119)
                                               -------    -----  -----
           Net realized capital losses         $(1,130)   $ (78) $ (74)
                                               =======    =====  =====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available-for-sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available-for-sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ------------------------
(in millions)                                                                        2016     2015    2014
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,092   $1,324  $1,585
   Increases due to:
       Credit impairments on new securities subject to impairment losses               120       71      22
       Additional credit impairments on previously impaired securities                  83       32      40
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (36)    (114)   (153)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                                --        1      --
       Accretion on securities previously impaired due to credit/*/                   (242)    (221)   (170)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,017   $1,093  $1,324
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available-for-sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over twelve months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $14,346
     Cash flows expected to be collected/*/                       11,779
     Recorded investment in acquired securities                    7,924

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Outstanding principal balance  $6,936 $7,175
                  Amortized cost                  4,952  5,208
                  Fair value                      5,306  5,508

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
(in millions)                                                          2016         2015
-------------                                                       ----------   ----------
Balance, beginning of year                                          $    2,787   $    2,661
   Newly purchased PCI securities                                          288          404
   Disposals                                                               (41)         (13)
   Accretion                                                              (348)        (348)
   Effect of changes in interest rate indices                                6         (102)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                340          185
                                                                    ----------   ----------
Balance, end of year                                                $    3,032   $    2,787
                                                                    ==========   ==========

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Securities available for sale  $2,083 $  978
                  Other securities                1,462  1,414

At December 31, 2016 and 2015, amounts borrowed under repurchases and securities lending agreements totaled $3.6 billion and $2.4 billion respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

                                      Remaining Contractual Maturity of the Agreements
                                      ------------------------------------------------
                                      Overnight                         Greater
December 31, 2016                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Repurchase agreements:
   Bonds available for sale:
   Other bond securities:
       Non U.S. government               $--          $ --     $   --    $ 41   $   41
       Corporate debt                     --            95        657     669    1,421
                                         ---          ----     ------    ----   ------
Total repurchase agreements               --            95        657     710    1,462
                                         ---          ----     ------    ----   ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --            --         34      --       34
       Corporate debt                     --           725      1,268      --    1,993
       CMBS                               --            --         56      --       56
                                         ---          ----     ------    ----   ------
Total securities lending agreements       --           725      1,358      --    2,083
                                         ---          ----     ------    ----   ------
Total secured financing transactions     $--          $820     $2,015    $710   $3,545
                                         ===          ====     ======    ====   ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $143 million and $56 million at December 31, 2016 and 2015, respectively.

Other Pledges

We are a member of the FHLB of Dallas and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $31 million and $8 million of common stock in the FHLB at December 31, 2016 and 2015, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities available for sale and residential loans with a fair value of $1.4 billion and $17 million, respectively, at December 31, 2016, and securities available for sale with a fair value of $739 million at December 31, 2015, to provide adequate collateral for potential advances from the FHLB.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                         ----------------
     (in millions)                                         2016     2015
     -------------                                       -------  -------
     Commercial mortgages/*/                             $12,812  $11,306
     Residential mortgages                                 1,520    1,003
     Life insurance policy loans                           1,382    1,451
     Commercial loans, other loans and notes receivable      906      975
                                                         -------  -------
     Total mortgage and other loans receivable            16,620   14,735
     Allowance for losses                                   (162)    (137)
                                                         -------  -------
     Mortgage and other loans receivable, net            $16,458  $14,598
                                                         =======  =======

* Commercial mortgages primarily represent loans for office, apartments and retail properties, with exposures in New York and Foreign representing the largest geographic concentrations (24 percent and 14 percent, respectively, at December 31, 2016 and 21 percent and 13 percent, respectively, at December 31, 2015).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2016
Credit Quality Indicator:
   In good standing                        497     $2,662   $4,062  $2,497   $1,017   $1,472 $1,015  $12,725      99%
   Restructured/(a)/                         3         --       69      18       --       --     --       87       1
   >90 days delinquent or in
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 500     $2,662   $4,131  $2,515   $1,017   $1,472 $1,015  $12,812     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   16   $   38  $   18   $    4   $    9 $   11  $    96       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326 $  816  $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --     --       93       1
   90 days or less delinquent                1         --       --      --       --       --      6        6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --     --       90       1
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326 $  822  $11,306     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11 $    6  $    79       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)100 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

We hold mortgages with a carrying value of $26 million and $87 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2016 and 2015, respectively.

Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                  2016                   2015                   2014
                                         ---------------------- ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $79      $58  $137     $73      $21  $ 94     $106    $ 33  $139
   Additions (reductions) to allowance       13        8    21      14       37    51      (17)     11    (6)
   Charge-offs, net of recoveries             4       --     4      (8)      --    (8)     (16)    (23)  (39)
                                            ---      ---  ----     ---      ---  ----     ----    ----  ----
Allowance, end of year                      $96      $66  $162     $79      $58  $137     $ 73    $ 21  $ 94
                                            ===      ===  ====     ===      ===  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2016     2015    2014
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $   26   $  100  $  104
      Impaired loans without valuation allowances      88      110      --
                                                   ------   ------  ------
         Total impaired loans                         114      210     104
      Valuation allowances on impaired loans           (3)      (4)    (26)
                                                   ------   ------  ------
         Impaired loans, net                       $  111   $  206  $   78
                                                   ======   ======  ======
      Interest income on impaired loans            $    7   $   11  $    5
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

Loans that had been modified in troubled debt restructurings during the twelve-month period ended December 31, 2016 have been fully paid off. For the twelve-month period ended December 31, 2015, loans with a carrying value of $30 million were modified in troubled debt restructurings.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2016     2015    2014
                   -------------     ------   ------  ------
                   Direct premiums   $2,679   $3,535  $2,561
                   Assumed premiums      22       20      22
                   Ceded premiums      (979)    (927)   (917)
                                     ------   ------  ------
                   Net               $1,722   $2,628  $1,666
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $655 million, $847 million and $641 million during 2016, 2015 and 2014, respectively.

We manage the capital impact of our statutory reserve requirements, including those resulting from the National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through unaffiliated and affiliated reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force term and universal life business were ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. Effective July 1, 2016, we entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, we recaptured in-force term and universal life reserves subject to Regulation XXX and Guideline AXXX from AGC Life, and ceded approximately $14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under GAAP, these reinsurance transactions use deposit accounting with a reinsurance risk charge recorded in income.

In 2016, 2015 and 2014, our results of operations included pre-tax expense of approximately $92 million, $89 million and $81 million, respectively, for risk charges related to reinsurance of reserves subject to Regulation XXX and Guideline AXXX.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion at both December 31, 2016 and 2015, of which approximately $862 million and $871 million at December 31, 2016 and 2015, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available-for-sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                       December 31, 2016                December 31, 2015
                               --------------------------------  -------------------------------
                               Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                    Assets        Liabilities         Assets        Liabilities
                               ---------------  ---------------  ---------------  --------------
                               Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                   Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                  -------- ------  -------- ------  -------- ------  --------  -----
Derivatives designated as
  hedging instruments:/(a)/
   Interest rate contracts     $   248  $  198  $   546  $   10  $   279  $  194  $   209   $  --
   Foreign exchange contracts    1,200     171      323      19      781      93       45       7
Derivatives not designated as
  hedging instruments:/(a)/
   Interest rate contracts      32,268     319   25,059   1,537   22,489     714   21,762     267
   Foreign exchange contracts    3,111     430    1,202     314    2,263     325    2,125     390
   Equity contracts             11,348     263    7,958      12    4,835     127    4,446      --
   Other contracts/(b)/         27,535      14    5,639       5   33,113      13       63       8
                               -------  ------  -------  ------  -------  ------  -------   -----
Total derivatives, gross       $75,710   1,395  $40,727   1,897  $63,760   1,466  $28,650     672
                               -------  ------  -------  ------  -------  ------  -------   -----
Counterparty netting/(c)/                 (762)            (762)            (273)            (273)
Cash collateral/(d)/                       (46)            (852)            (298)             (36)
                                        ------           ------           ------            -----
Total derivatives included in
  Other Assets and Other
  Liabilities,
  respectively /(e)/                    $  587           $  283           $  895            $ 363
                                        ======           ======           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2016 and December 31, 2015. Fair value of liabilities related to bifurcated embedded derivatives was $2.7 billion and $2.0 billion, respectively, at December 31, 2016 and December 31, 2015.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        ---------------------
(in millions)                                                             2016      2015   2014
-------------                                                           -------    -----  -----
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $    (8)   $   7  $  (7)
   Foreign exchange contracts                                               (22)      17     (4)
                                                                        -------    -----  -----
Total                                                                   $   (30)   $  24  $ (11)
                                                                        =======    =====  =====
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $  (144)   $ 261  $ 511
   Foreign exchange contracts                                                85       64    (33)
   Equity contracts                                                        (749)    (116)  (238)
   Other contracts                                                           71       67     57
   Embedded derivatives                                                     (60)     (62)  (645)
                                                                        -------    -----  -----
Total                                                                   $  (797)   $ 214  $(348)
                                                                        =======    =====  =====
By classification:
   Policy fees                                                          $    70    $  68  $  62
   Net realized capital gains (losses)                                     (894)     170   (430)
   Policyholder benefits                                                      2        6     17
   Interest credited to policyholder account balances                        (5)      (6)    (8)
                                                                        -------    -----  -----
Total                                                                   $  (827)   $ 238  $(359)
                                                                        =======    =====  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses, loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. Loss recognition occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $6,106   $5,339  $5,312
   Acquisition costs deferred                                                   805      983     875
   Accretion of interest/amortization                                          (796)    (778)   (695)
   Effect of unlocking assumptions used in estimating future gross profits      277       36      96
   Effect of realized gains/loss on securities                                  285        1     (45)
   Effect of unrealized gains/loss on securities                               (155)     525    (204)
                                                                             ------   ------  ------
Balance, end of year                                                         $6,522   $6,106  $5,339
                                                                             ======   ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  295   $  322  $  348
   Accretion of interest/amortization                                           (28)     (24)    (24)
   Effect of unlocking assumptions used in estimating future gross profits       --      (22)     13
   Effect of realized gains/loss on securities                                    1       --      (3)
   Effect of unrealized gains/loss on securities                                 (3)      19     (12)
                                                                             ------   ------  ------
Balance, end of year                                                         $  265   $  295  $  322
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $24 million, $21 million, $20 million, $19 million and $18 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  579   $  442  $  502
   Acquisition costs deferred                                                    55       73      33
   Accretion of interest/amortization                                          (123)    (132)   (114)
   Effect of unlocking assumptions used in estimating future gross profits       48       53      60
   Effect of realized gains/loss on securities                                   33        4     (12)
   Effect of unrealized gains/loss on securities                                 (7)     139     (27)
                                                                             ------   ------  ------
Balance, end of year                                                         $  585   $  579  $  442
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                         Real Estate and
                                           Investment    Securitization Affordable Housing
(in millions)                               Entities        Vehicles       Partnerships    Total
-------------                            --------------- -------------- ------------------ ------
December 31, 2016
Assets:
   Bonds available for sale                    $--           $6,319            $--         $6,319
   Other bond securities                        --              766             --            766
   Mortgage and other loans receivable          --            1,128             --          1,128
   Other invested assets                        17               --             26             43
   Other/(a)/                                   16              550             --            566
                                               ---           ------            ---         ------
Total assets/(b)/                              $33           $8,763            $26         $8,822
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $1,259            $--         $1,259
   Notes payable - to third parties             --              139             --            139
   Other/(c)/                                   24               14              3             41
                                               ---           ------            ---         ------
Total liabilities                              $24           $1,412            $ 3         $1,439
                                               ===           ======            ===         ======
December 31, 2015
Assets:
   Bonds available for sale                    $--           $6,124            $--         $6,124
   Other bond securities                        --              747             --            747
   Mortgage and other loans receivable          --            1,435             --          1,435
   Other/(a)/                                   --              429              6            435
                                               ---           ------            ---         ------
Total assets/(b)/                              $--           $8,735            $ 6         $8,741
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $  617            $--         $  617
   Notes payable - to third parties             --              311             --            311
   Other/(c)/                                   --               20              3             23
                                               ---           ------            ---         ------
Total liabilities                              $--           $  948            $ 3         $  951
                                               ===           ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2016 and 2015.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2016 and 2015.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2016
   Real estate and investment entities/(c)/   $168,097    $2,532      $440     $2,972
   Affordable housing partnerships               4,101       554        --        554
                                              --------    ------      ----     ------
Total/(b)/                                    $172,198    $3,086      $440     $3,526
                                              ========    ======      ====     ======
December 31, 2015
   Real estate and investment entities/(c)/   $  4,828    $  562      $ 65     $  627
   Affordable housing partnerships               4,279       547        --        547
                                              --------    ------      ----     ------
Total                                         $  9,107    $1,109      $ 65     $1,174
                                              ========    ======      ====     ======

(a)At December 31, 2016 and 2015, $2.8 billion and $785 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(b)As discussed in Note 2, on January 1, 2016 we adopted accounting guidance that resulted in an increase in the number of our investment entities classified as VIEs.
(c)Comprised primarily of hedge funds and private equity funds

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued by certain third party-managed hedge and private equity funds, and certain real estate entities that are VIEs managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily investment-grade debt securities and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third parties or affiliates by these entities are reported as notes payable. See Note 18 for additional information on capital commitments made to these entities by other affiliates.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in the operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entity's economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 0.1 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2016, we recorded loss recognition expense of $424 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. In 2015 and 2014, we recorded loss recognition expense of $28 million and $87 million, respectively, to increase reserves for certain long-term care business. Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million in 2014.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2016, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2016 and 2.7 percent of gross premiums in 2016. Policyholder dividends were $19 million in 2016, $22 million in 2015, and $28 million in 2014 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB) and guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2016    2015
                      -------------       ------- -------
                      Equity funds        $17,140 $15,038
                      Bond funds            4,189   4,069
                      Balanced funds       19,194  19,175
                      Money market funds      365     324
                                          ------- -------
                      Total               $40,888 $38,606
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2016          December 31, 2015
                                          ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                               $   31,829      $14,871        $29,404     $15,045
Net amount at risk                                 934          594          1,213         939
Average attained age of contract holders            66           68             67          69
Range of guaranteed minimum return rates     0% - 4.5%                       0%-4%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                             Years Ended December 31,
                                             ----------------------
            (in millions)                      2016     2015    2014
            -------------                    ------   ------  ------
            Balance, beginning of year       $  459   $  363  $  361
               Reserve (decrease) increase      (33)     150      65
               Benefits paid                    (55)     (54)    (63)
                                             ------   ------  ------
            Balance, end of year             $  371   $  459  $  363
                                             ======   ======  ======

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The liabilities for GMWB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $1.5 billion and $1.0 billion at December 31, 2016 and 2015, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB that totaled $34.5 billion and $32.8 billion at December 31, 2016 and 2015, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $668 million and $520 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

at December 31, 2016 and 2015, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2016, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  -----------------------
(in millions)                                          Interest Rate(s) Date(s)      2016        2015
-------------                                          ---------------- ---------  --------    --------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                     4.00%-6.31%   2036-2041 $    691    $    143
   Notes payable of consolidated VIEs, at fair value     1.99%-11.93%   2060-2061      568         474
   Intercompany loan facility                                                           --         100
                                                                                   --------    --------
Total notes payable - to affiliates                                                  1,259         717
                                                                                   --------    --------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     3.21%-5.60%   2018-2060      140         311
   Debt of consolidated investments                       6.25%-7.68%   2025-2038       80          95
                                                                                   --------    --------
Total notes payable - to third parties                                                 220         406
                                                                                   --------    --------
Total notes payable                                                               $  1,479    $  1,123
                                                                                   ========    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2016                                             -----------------------------------
(in millions)                                          Total  2017 2018 2019 2020 2021 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                  $  691 $--  $--  $--  $--  $--    $  691
   Notes payable of consolidated VIEs, at fair value      568  --   --   --   --   --       568
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates                    $1,259 $--  $--  $--  $--  $--    $1,259
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     140  --    2   --   --   11       127
   Debt of consolidated investments                        80  --   --   --   --   --        80
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties                    220  --    2   --   --   11       207
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,479 $--  $ 2  $--  $--  $11    $1,466
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

We had no borrowings outstanding under this facility at December 31, 2016 and $100 million outstanding at December 31, 2015.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the future minimum lease payments under operating leases at December 31, 2016:

                        (in millions)
                        -------------
                        2017                        $ 22
                        2018                          20
                        2019                          18
                        2020                          17
                        2021                          16
                        Remaining years after 2021    41
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $22 million, $30 million and $29 million in 2016, 2015 and 2014, respectively.

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $691 million at December 31, 2016.

Mortgage Loan Commitments

We had $1.2 billion and $351 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2016.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $10 million and $11 million at December 31, 2016 and 2015, respectively, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                      December 31,
                                                                                     --------------
(in millions)                                                                         2016    2015
-------------                                                                        ------  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $4,685  $2,968
Net unrealized gains on other invested assets                                           309     549
Adjustments to DAC, VOBA and deferred sales inducements                                (665)   (500)
Shadow loss recognition                                                                (583)    (18)
Foreign currency translation adjustments                                                 (3)     (3)
Deferred income tax                                                                    (448)   (663)
                                                                                     ------  ------
Accumulated other comprehensive income                                               $3,295  $2,333
                                                                                     ======  ======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2014
Unrealized change arising during period          $ 130         $ 4,261        $(183)      $(963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)      $(556)      $ (5)    $ 3,235
                                                 =====         =======        =====       =====       ====     =======
December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688       $ 854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442       $ 551       $ (2)    $(3,602)
                                                 =====         =======        =====       =====       ====     =======
Year ended December 31, 2016
Unrealized change arising during period          $ (27)        $ 1,394        $ 153       $(565)      $ --     $   955
Less: Reclassification adjustments included
  in net income                                     26            (136)         318          --         --         208
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              (53)          1,530         (165)       (565)        --         747
Less: Income tax expense (benefit)                 (19)             73          (65)       (204)        --        (215)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ (34)        $ 1,457        $(100)      $(361)      $ --     $   962
                                                 =====         =======        =====       =====       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                              Amount Reclassified from
                                               Accumulated Other
                                              Comprehensive Income
                                              -----------------------
                                                  December 31,
                                              -----------------------  Affected Line Item in the
(in millions)                                  2016     2015    2014   Statements of Income
--------------------------------------------   -----   -----   -----   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized          $  26    $  38   $  52   Net realized capital gains (losses)
Unrealized (depreciation) of all other
  investments                                  (136)     (39)    163   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                   318        5      60   Amortization of deferred policy acquisition costs
Shadow loss recognition                          --       --    (101)  Policyholder benefits
Foreign currency translation adjustments         --       14      (9)
                                               -----   -----   -----
   Total reclassifications for the period     $ 208    $  18   $ 165
                                               =====   =====   =====

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2016   2015   2014
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,591 $1,413 $1,862

 At December 31,
 Statutory capital and surplus                             $9,001 $8,894
 Aggregate minimum required statutory capital and surplus   1,976  2,134

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2016 and 2015, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2016 and 2015, we applied a permitted statutory accounting practice, initially adopted in 2015, to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The permitted practice resulted in an increase in our statutory surplus of $645 million at December 31, 2016 and a reduction of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2017 without prior approval of the TDI is $957 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

                 Years Ended December 31,
                 (in millions)              2016    2015  2014
                 -------------             ------  -----  ----
                 Current                   $1,248  $ 549  $401
                 Deferred                    (951)  (111)  533
                                           ------  -----  ----
                 Total income tax expense  $  297  $ 438  $934
                                           ======  =====  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2016, 2015 and 2014. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2016  2015   2014
-------------                                                      ----  ----  ------
U.S federal income tax expense at statutory rate                   $423  $593  $1,034
Adjustments:
   Reclassifications from accumulated other comprehensive income    (89)  (94)     19
   Dividends received deduction                                     (30)  (30)    (25)
   State income tax                                                   8    (5)     (1)
   Valuation allowance                                               --    --     (93)
   Other credits, taxes and settlements                             (15)  (26)     --
                                                                   ----  ----  ------
Total income tax expense                                           $297  $438  $  934
                                                                   ====  ====  ======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2016     2015
-------------                                                              -------  -------
Deferred tax assets:
   Basis differences on investments                                        $ 3,194  $ 2,516
   Policy reserves                                                           2,034    1,765
   Losses and tax credit carryforwards                                         248      259
   State deferred tax benefits                                                  25       --
   Other                                                                        66       --
                                                                           -------  -------
Total deferred tax assets                                                    5,567    4,540
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,195)  (2,021)
   Net unrealized gains on debt and equity securities available for sale    (1,332)  (1,057)
   Capitalized EDP                                                             (64)     (52)
   State deferred tax liabilities                                               --      (18)
   Other                                                                        --      (27)
                                                                           -------  -------
Total deferred tax liabilities                                              (3,591)  (3,175)
                                                                           -------  -------
Net deferred tax asset before valuation allowance                            1,976    1,365
Valuation allowance                                                           (366)    (920)
                                                                           -------  -------
Net deferred tax asset                                                     $ 1,610  $   445
                                                                           =======  =======

The following table presents our tax losses and credit carryforwards on a tax return basis.

   December 31, 2016                                     Tax     Expiration
   (in millions)                                 Gross Effected   Periods
   -----------------                             ----- -------- ------------
   Net operating loss carryforwards               $64    $ 22   2028 to 2035
   Foreign tax credit carryforwards                --      49   2017 to 2024
   Alternative minimum tax credit carryforwards    --      69             --
   Business credit carryforwards                   --     108   2025 to 2035
                                                         ----
   Total carryforwards                                   $248
                                                         ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2016, recent changes in market conditions, including interest rate fluctuations, impacted the unrealized tax losses in our available-for-sale portfolio, resulting in a decrease to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2016, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

During 2016, we released $554 million of the valuation allowance to other comprehensive income. In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           ------------------------
       (in millions)                                         2016         2015
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  33        $  27
          Increases in tax position for prior years           --            6
          Decreases in tax position for prior years          (11)          --
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  22        $  33
                                                           =====        =====

At December 31, 2016 and 2015, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $22 million and $33 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2016 and 2015, we had accrued liabilities of $4 million and $7 million, respectively, for the payment of interest (net of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the federal benefit) and penalties. In 2016, 2015 and 2014, we recognized income of $3 million, expense of $1 million and income of $10 million, respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2016, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2016 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution
(SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG is subject to regulation by the Federal Reserve as a savings and loan holding company.

On January 26, 2016, AIG announced several actions designed to create a leaner, more profitable and focused insurer. In the fourth quarter of 2016, AIG finalized its plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. Additionally, AIG also introduced a Legacy Portfolio, which aims to maximize shareholder value, release capital related to certain run-off non-strategic assets and run-off insurance lines, and highlight progress on improving the return on equity of AIG's Core portfolio. AIG's Core Portfolio includes its Commercial Insurance and Consumer Insurance business, as well as Other Operations. Accordingly, AIG modified the presentation of its segment results in its 2016 Annual report on Form 10-K to reflect its new operating structure.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $390 million, $315 million and $305 million for such services in 2016, 2015 and 2014, respectively. Accounts payable for such services were $1.1 billion and $692 million at December 31, 2016 and 2015, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $685 million, $812 million and $813 million for such services and rent in 2016, 2015 and 2014, respectively. Accounts receivable for rent and services were $769 million and $457 million at December 31, 2016 and 2015, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $33 million, $50 million and $55 million in 2016, 2015 and 2014, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2016 and 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million and $507 million, respectively, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 24, 2017, the date the financial statements were issued.

During the first quarter of 2017, we purchased commercial mortgage loans at outstanding principal balance and private placement assets at fair market value from certain affiliated AIG domestic property casualty companies for $843 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

and $425 million, respectively. We will true up the purchase price of the commercial mortgage loans to fair value based on underlying property appraisals and valuations when that information is available.

                           PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements.      Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (21)

     (2)  Form of Selling Group Agreement. (47)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of "AG Platinum Choice VUL" Flexible Premium Variable Universal Life Insurance Policy, Interstate Insurance Compact Version, Policy Form No. ICC14-14904. (47)

     (2) Specimen form of "AG Platinum Choice VUL" Flexible Premium Variable Universal Life Insurance Policy, State Specific Version, Policy Form No. 14904. (47)

     (3) Specimen form of Monthly Guarantee Premium Rider for First 20 Years, Form No. 04720. (7)

     (4) Specimen form of Guaranteed Minimum Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC14-14291. (46)

     (5) Specimen form of Guaranteed Minimum Death Benefit Rider, State Specific Version, Form No. 14291. (46)

     (6)  Form of Accidental Death Benefit Rider, Form No. 82012. (29)

     (7) Form of Children's Insurance Benefit Rider, Term Life Insurance, Form No. 82410. (29)

     (8) Form of Term Life Insurance Benefit Rider, Providing Annually Renewable Term Insurance (Spouse Term Rider), Form No. 88390. (29)

     (9) Specimen form of Disclosure of Accelerated Death Benefits (also known as Terminal Illness Rider), Form No. AGLC102084 Rev0415. (50)

     (10) Specimen form of Waiver of Monthly Deduction Rider, State Specific Version, Form No. 14002. (Filed herewith)

     (11)  Form of Overloan Protection Rider, Form No. 07620. (32)

     (12) Specimen form of Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access Solution/SM/), Interstate Insurance Compact Version, Form No. ICC13-107422-2013 Rev0315. (50)

     (13) Specimen form of Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access Solution/SM/), State Specific Version, Form No. AGLC107422-2013 Rev0315. (50)

     (14) Specimen form of Death Benefit Installment Rider (also referred to as the Select Income Rider), Nationwide, Form No. 15997. (Filed herewith)

     (15) Specimen form of Enhanced Surrender Value Rider, Interstate Insurance Compact Version, Form No. ICC15-15990. (Filed herewith)

     (16) Specimen form of Enhanced Surrender Value Rider, Nationwide, Form No. 15990. (Filed herewith)

     (17) Specimen form of Children's Term Life Insurance Rider, Interstate Insurance Compact Version, Form No. ICC16-16420. (Filed herewith)

     (18) Specimen form of Children's Term Life Insurance Rider, Nationwide, Form No. 16420. (Filed herewith)

     (19) Specimen form of Waiver of Specified Premium Rider, Nationwide, Form No. 14306. (Filed herewith)

     (20) Form of Waiver of Monthly Deduction Rider, Interstate Insurance Compact Version, Form No. ICC14-14002. (Filed herewith)

(e)  Applications.

     (1) Specimen form of Individual Life Insurance Application Single Insured - Part A, Form No. ICC15-108087 rev0516. (Filed herewith)

     (2) Specimen form of Life Insurance Application - Part B (Medical History), Form No. ICC15-108088 rev0516. (Filed herewith)

     (3) Specimen Form of Variable Universal Life Insurance Supplemental Application, State Specific Version, Form No. AGLC107631-2017. (Filed herewith)

     (4) Specimen Form of Variable Universal Life Insurance Supplemental Application, Interstate Insurance Compact Version, Form No. ICC17-107631. (Filed herewith)

     (5) Specimen form of Service Request Form, Form No. AGLC107952 Rev0517. (Filed herewith)

     (6) Specimen form of Absolute Assignment, Form No. AGLC0010-2011 Rev0315. (50)

     (7) Specimen form of Collateral Assignment, Form No. AGLC0205 Rev1016. (Filed herewith)

     (8)   Specimen form of Name and Address Change, Form No. AGLC0222
           Rev0715. (50)

     (9)   Specimen form of Change of Ownership, Form No. AGLC0013 Rev0715.
           (50)

     (10)  Specimen form of Change of Beneficiary, Form No. AGLC0108 Rev0715.
           (50)

     (11) Specimen form of New Business Reissue Supplemental Application for Individual Life Insurance, Form No. ICC16-108558. (Filed herewith)

     (12) Specimen form of Reinstatement Application for Individual Life Insurance, Form No. ICC15-108250 rev0516. (Filed herewith)

     (13) Specimen form of In-Force Change Application for Individual Life Insurance, Form No. ICC15-108251 Rev0516. (Filed herewith)

     (14)  Specimen form of Service Request, Form No. AGLC0107 Rev0216. (50)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13,
           1995. (5)

     (3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (3)

(g)  Reinsurance Contracts.

     (1) Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America. (31)

     (2) Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company. (31)

     (3) Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (31)

     (4) Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc. (31)

     (5) Automatic and Facultative Reinsurance Agreement between American General Life Insurance Company and Generali USA Life Reinsurance Company. (45)

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (1)(b) Form of Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (15)

     (1)(c) Form of Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (23)

     (1)(d) Form of Amendment No. 10 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (34)

     (1)(e) Form of Amendment No. 12 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (39)

     (1)(f) Form of Amendment No. 14 to Participation Agreement by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., American

             General Life Insurance Company and American General Equity Services Corporation, effective April 30, 2010. (42)

     (2)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (14)

     (3)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (13)

     (3)(b) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (25)

     (3)(c) Specimen Form of Amendment No. 3 to Shareholder Services Agreement by and among American General Life Insurance Company, American Century Services, LLC and American Century Investment Services, Inc. (Filed herewith)

     (4)(a) Form of Fund Participation Agreement among American General Life Insurance Company (successor by merger with AIG SunAmerica Life Assurance Company), American Funds Insurance Series and Capital Research and Management Company. (48)

     (4)(b) Form of Amendment No. 3 to the Fund Participation Agreement between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (44)

     (4)(c) Form of Amendment No. 6 to the Fund Participation Agreement between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (47)

     (4)(d) Consent to Assign between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (44)

     (5)(a) Form of Participation Agreement by and between American General Life Insurance Company and Anchor Series Trust (44)

     (5)(b) Form of Amendment 1 to Participation Agreement by and between American General Life Insurance Company and Anchor Series Trust (47)

     (6)(a) Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company dated April 27, 2012. (44)

     (6)(b) Form of Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (47)

     (7)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (24)

     (7)(b) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (28)

     (7)(c) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (34)

     (7)(d) Form of Amendment No. 5 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (38)

     (7)(e) Form of Amendment No. 6 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., SunAmerica Capital Services, Inc. and American General Life Insurance Company. (45)

     (7)(f) Form of Amendment to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., SunAmerica Capital Services, Inc. and American General Life Insurance Company. (47)

     (8)(a)  Form of Fund Participation Agreement by and among American
             General Life Insurance Company, JPMorgan Insurance Trust, JPMorgan

              Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. effective as of April 24, 2009. (41)

     (8)(b) Form of Fund Amendment No. 3 to Participation Agreement by and among American General Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management,
              Inc. (47)

     (9)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (16)

     (9)(b) Form of Amendment No. 8 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (39)

     (9)(c) Form of Amendment No. 11 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (47)

     (9)(d) Form of Amendment to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen
              Series. (50)

     (10)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (10)(b) Form of Amendment No. 5 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (16)

     (10)(c) Form of Amendment No. 14 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (39)

     (10)(d) Form of Letter Amendment to the Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (31)

     (10)(e) Form of Amendment No. 16 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (47)

     (11)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (13)

     (11)(b) Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (13)

     (11)(c) Form of Amendment to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance
              Company. (30)

     (11)(d) Form of Amendment No. 3 to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (47)

     (12)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (18)

     (12)(b) Form of Amendment No. 5 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (39)

     (12)(c) Form of Amendment No. 7 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (47)

     (13)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (16)

     (13)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors
              LLC. (27)

     (13)(c) Form of Amendment No. 2 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors
              LLC. (37)

     (13)(d) Form of Novation of and Amendment to Participation Agreement by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, The United States Life Insurance Company in the City of New York, as successor to American International Life Assurance Company of New York, American General Life Insurance Company and American General Life Insurance Company of Delaware. (43)

     (13)(e) Form of Fourth Amendment to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (49)

     (14)(a) Form of Participation Agreement by and between American General Life Insurance Company and Seasons Series Trust. (44)

     (14)(b) Form of Amendment 1 to Participation Agreement by and between American General Life Insurance Company and Seasons Series Trust. (47)

     (15)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (17)

     (15)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (25)

     (15)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company, dated July 2, 2003. (20)

     (16)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (16)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (16)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

     (16)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, North American Funds Variable Product Series I (formerly American General Series Portfolio Company), American General Distributors, Inc. (formerly American General Securities Incorporated) and American General Life Insurance Company. (15)

     (16)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, VALIC Company I (formerly

              North American Funds Variable Product Series I), American General Equity Services Corporation (formerly American General Distributors, Inc.) and American General Life Insurance Company. (20)

     (16)(f) Form of Amendment Ninth to Participation Agreement by and between The Variable Annuity Life Insurance Company, AIG Retirement Company I (formerly VALIC Company I), American General Equity Services Corporation and American General Life Insurance Company. (39)

     (16)(g) Form of Amendment Eleventh to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I (formerly AIG Retirement Company I) and The Variable Annuity Life Insurance Company effective as of May 1, 2009. (41)

     (16)(h) Form of Twelfth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (42)

     (16)(i) Form of Thirteenth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (44)

     (16)(j) Form of Fourteenth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (47)

     (17)(a) Form of Participation Agreement among American General Life Insurance Company, The Variable Annuity Life Insurance Company, VALIC Company II and American General Distributors, Inc. (44)

     (17)(b) Form of Amendment 1 to Participation Agreement among American General Life Insurance Company, The Variable Annuity Life Insurance Company, VALIC Company II and American General Distributors, Inc. (47)

     (18)(a) Specimen form of Administrative Services Agreement between American General Life Insurance Company and Invesco Advisers, Inc. (Filed herewith)

     (18)(b) Specimen form of Account Services Agreement by and between American General Life Insurance Company and Invesco
              Distributors, Inc. (Filed herewith)

     (18)(c) Specimen form of Second Amendment to the Account Services Agreement by and between American General Life Insurance Company and Invesco Distributors, Inc. (Filed herewith)

     (19)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (14)

     (20)(a) Form of Shareholder Services Agreement by and between Anchor Series Trust and American General Life Insurance Company. (44)

     (21)(a) Form of Amended and Restated Service Contract among Fidelity Variable Insurance Products Funds, American General Life Insurance Company, American General Life Insurance Company of Delaware and The United States Life Insurance Company in the City of New York effective May 1, 2012. (44)

     (22)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (16)

     (22)(b) Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (30)

     (23)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (11)

     (23)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (19)

     (23)(c) Form of Amendment No. 8 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (38)

     (23)(d) Form of Amendment No. 9 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (47)

     (24)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (16)

     (25)(a) Form of Amended and Restated Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (47)

     (26)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (18)

     (26)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (27)

     (26)(c) Form of Amendment No. 5 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (39)

     (26)(d) Form of Amendment No. 7 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (47)

     (27)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (16)

     (27)(b) Form of Amendment No. 1 to Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (40)

     (27)(c) Form of Amendment No. 2 to Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (49)

     (28)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (16)

     (28)(b) Form of Amendment No. 2 to PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Investments LLC. (49)

     (29)(a) Form of Shareholder Services Agreement by and between Seasons Series Trust and American General Life Insurance Company. (44)

     (30)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (17)

     (30)(b) Form of Amendment No. 4 to Administrative Services Agreement by and between SunAmerica Asset Management, LLC and American General Life Insurance Company. (47)

     (31)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between AIM/Invesco and American General Life Insurance Company. (31)

     (32)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (31)

     (33)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company. (31)

     (34)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Funds and American General Life Insurance Company. (49)

     (34)(b) Form of Amendment No. 2 to SEC Rule 22c-2 Information Sharing Agreement between American Funds and American General Life Insurance Company. (49)

     (35)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Anchor Series Trust and American General Life Insurance Company. (44)

     (36)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (31)

     (37)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (31)

     (38)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between JPMorgan Insurance Trust and American General Life Insurance Company. (41)

     (39)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (47)

     (40)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (31)

     (41)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company. (31)

     (42)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (31)

     (43)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (31)

     (43)(b) Form of Amendment No. 1 to SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (49)

     (44)(a) Form of SEC Rule 22c-2 Information sharing Agreement between Seasons Series Trust and American General Life Insurance Company. (44)

     (45)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (31)

     (46)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC Company I and American General Life Insurance Company. (31)

     (47)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC Company II and American General Life Insurance Company. (49)

     (48)(a) Form of Consent to Assignment of Fund Participation and other Agreements with regard to the change in distributor for the products to AIG Capital Services, Inc. (45)

(i)  Administrative Contracts.

     (1)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance
              Company. (12)

     (1)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (12)

     (1)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (12)

     (1)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (12)

      (1)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (12)

      (1)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (12)

      (1)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (25)

 (j)  Other Material Contracts.

      (1) Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company. (45)

      (2) Termination Agreement of the Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company. (50)

 (k)  Legal Opinion.

      (1)     Opinion of Counsel and Consent of Depositor. (47)

 (l)  Actuarial Opinion.

      (1) Opinion and Consent of American General Life Insurance Company's actuary. (47)

 (m)  Calculation.     None

 (n)  Other Opinions.

      (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

 (o)  Omitted Financial Statements.     None

 (p)  Initial Capital Agreements.     None

(q)  Redeemability Exemption.

     (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for the Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 2, 2016. (50)

(r)  Powers of Attorney.

     (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company. (49)

     (2) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company. (50)
--------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.
(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.
(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.
(4)  Intentionally left blank.
(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.
(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.
(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 17, 2004.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.
(9)  Intentionally left blank.
(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.
(11) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.
(12) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.
(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.
(14) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.
(15) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.
(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(17) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.
(18) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.
(19) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(20) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.
(21) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.
(22) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.
(23) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.
(24) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.
(25) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.
(26) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on November 8, 2005.
(27) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.
(28) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.
(29) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(30) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

(31) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(32) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(33) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on July 16, 2007.
(34) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on August 22, 2007.
(35) Intentionally left blank.
(36) Intentionally left blank.
(37) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.
(38) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.
(39) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.
(40) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.
(41) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.
(42) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.

(43) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2012.
(44) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.
(45) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.
(46) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 22, 2014
(47) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.
(48) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-137892) of American General Life Insurance Company (formerly AIG SunAmerica Life Assurance Company) Variable Separate Account filed on April 26, 2007.
(49) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.
(50) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR

     Kevin T. Hogan (3)        Director, Chairman of the Board, Chief
                               Executive Officer, and President
     Katherine A. Anderson     Director, Senior Vice President and Chief Risk
                               Officer
     Thomas J. Diemer          Director, Executive Vice President and Chief
                               Financial Officer
     Deborah A. Gero (5)       Director, Senior Vice President and Chief
                               Investment Officer
     Jana W. Greer (1)         Director and President, Individual Retirement
     Elias F. Habayeb (3)      Director
     Michael P. Harwood        Director, Senior Vice President, Chief Actuary
                               and Corporate Illustration Actuary
     Stephen A. Maginn (1)     Director, Senior Vice President and Chief
                               Distribution Officer
     Jonathan J. Novak (5)     Director and President, Institutional Markets
     Rodney E. Rishel          Director and President, Life, Disability and
                               Health
     Robert J. Scheinerman     Executive Vice President, Head of Individual
                               Retirement
     Charles S. Shamieh (3)    Executive Vice President, Head of Legacy
                               Portfolio
     Don W. Cummings (3)       Senior Vice President and Controller
     Sabyasachi Ray (3)        Senior Vice President and Chief Operations
                               Officer
     Christine A. Nixon (1)    Senior Vice President
     Yoav Tamir (1)            Senior Vice President, Market Risk Management
     Kyle L. Jennings          Senior Vice President and Chief Compliance
                               Officer
     William C. Kolbert (4)    Senior Vice President and Business Information
                               Officer
     Sai P. Raman (4)          Senior Vice President, Institutional Markets
     Timothy M. Heslin         Senior Vice President, Products
     Sarah J. VanBeck          Senior Vice President and Life Controller
     Justin J.W. Caulfield (3) Vice President and Treasurer
     Mallary L. Reznik (1)     Vice President, General Counsel and Assistant
                               Secretary
     Julie Cotton Hearne       Vice President and Secretary
     John B. Deremo (3)        Vice President, Distribution
     Leo W. Grace              Vice President, Product Filing
     Tracey E. Harris          Vice President, Product Filing
     Daniel R. Cricks          Vice President and Tax Officer
     Josephine B. Lowman       Vice President and Tax Officer
     T. Clay Spires            Vice President and Tax Officer
     Michael E. Treske (1)     Vice President, Distribution
     Frank Kophamel            Vice President and Appointed Actuary
     Christina M. Haley (1)    Vice President, Product Filing
     Marla S. Campagna (5)     Vice President
     Mary M. Newitt (1)        Vice President, Product Filing
     Manda Ghaferi (1)         Vice President
     Keith C. Honig (5)        Vice President
     Stewart P. Polakov (1)    Vice President
     Thomas A. Musante (5)     Vice President

     Richard I. Fisher (5)     Vice President
     Timothy L. Gladura (6)    Vice President
     Becky L. Strom            Anti-Money Laundering and Economic Sanctions
                               Compliance Officer
     Lisa K. Gerhart           Vice President and Assistant Life Controller
     Jennifer A. Roth (1)      Vice President, 38a-1 Compliance Officer
     David J. Kumatz (2)       Assistant Secretary
     Virginia N. Puzon (1)     Assistant Secretary
     Rosemary Foster           Assistant Secretary
     Michael Plotkin (2)       Assistant Tax Officer
     Grace D. Harvey           Illustration Actuary
     Laszlo Kulin (6)          Investment Tax Officer
     Alireza Vaseghi (6)       Managing Director and Chief Operating Officer,
                               Institutional Markets
     Melissa H. Cozart         Privacy Officer

(1)  21650 Oxnard Street, Woodland Hills, CA 91367
(2)  2000 American General Way, Brentwood, TN 37027
(3)  175 Water Street, New York, NY 10038
(4)  50 Danbury Road, Wilton, CT 06897
(5)  777 S. Figueroa Street, Los Angeles, CA 90017
(6)  80 Pine Street, New York, NY 10005

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0000005272-17-000017, filed
February 23, 2017. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

ITEM 29. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VUL
Separate Account VUL-2
AG Separate Account A

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Separate Account A

(b) Management.

The following information is provided for each director and officer of the principal underwriter.

     NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH UNDERWRITER
     BUSINESS ADDRESS*            AIG CAPITAL SERVICES, INC.
     ------------------           --------------------------------------
     Peter A. Harbeck(1)          Director
     Stephen A. Maginn            Director, Senior Vice President
     James T. Nichols(1)          Director, President and Chief Executive
                                  Officer
     Frank Curran(1)              Vice President, Chief Financial Officer,
                                  Chief Operation Officer, Controller and
                                  Treasurer
     Rebecca Snider(2)            Chief Compliance Officer
     John T. Genoy(1)             Vice President
     Mallary L. Reznik            Vice President
     Christine A. Nixon           Secretary
     Julie A. Cotton Hearne(2)    Assistant Secretary
     Rosemary Foster (2)          Assistant Secretary
     Virginia N. Puzon            Assistant Secretary
     Thomas Clayton Spires(2)     Vice President, Tax Officer
     Michael E. Treske            Chief Distribution Officer, Mutual Funds
                                  and Variable Annuities

* Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.
(2)  Principal business address is 2919 Allen Parkway, Houston, TX 77019.

(c) Compensation From the Registrant.

                            NET UNDERWRITING  COMPENSATION ON EVENTS
NAME OF PRINCIPAL            DISCOUNTS AND   OCCASIONING THE DEDUCTION  BROKERAGE     OTHER
UNDERWRITER                   COMMISSIONS    OF A DEFERRED SALES LOAD  COMMISSIONS COMPENSATION
AIG Capital Services, Inc.         0                     0                  0           0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at 2 American General Center, Nashville, Tennessee 37250-0001.

ITEM 32. MANAGEMENT SERVICES     Not applicable.

ITEM 33. FEE REPRESENTATION

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on this 24th day of April, 2017.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                        By: AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)

                                        By:  /s/ SARAH J. VANBECK
                                             -----------------------------------
                                             SARAH J. VANBECK
                                             SENIOR VICE PRESIDENT
                                             AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

       Signature                                Title                               Date
       ---------                                -----                               ----

*KEVIN T. HOGAN              Director, Chairman of the Board, Chief            April 24, 2017
--------------------------   Executive Officer, and President
KEVIN T. HOGAN

                             Director, Senior Vice President and Chief Risk
--------------------------   Officer
KATHERINE A. ANDERSON

*THOMAS J. DIEMER            Director, Executive Vice President and Chief      April 24, 2017
--------------------------   Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO             Director, Senior Vice President and Chief         April 24, 2017
--------------------------   Investment Officer
DEBORAH A. GERO

*JANA W. GREER               Director and President, Individual Retirement     April 24, 2017
--------------------------
JANA W. GREER

*ELIAS F. HABAYEB            Director                                          April 24, 2017
--------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD          Director, Senior Vice President, Chief Actuary    April 24, 2017
--------------------------   and Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN           Director, Senior Vice President and Chief         April 24, 2017
--------------------------   Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK           Director and President, Institutional Markets     April 24, 2017
--------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL            Director, and President, Life, Disability and     April 24, 2017
--------------------------   Health
RODNEY E. RISHEL

*DON W. CUMMINGS             Senior Vice President and Controller              April 24, 2017
--------------------------
DON W. CUMMINGS

/s/ MANDA GHAFERI            Attorney-In-Fact                                  April 24, 2017
--------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX

ITEM 26. EXHIBITS

     (d)(10) Specimen form of Waiver of Monthly Deduction Rider, State Specific Version, Form No. 14002.

     (d)(14) Specimen form of Death Benefit Installment Rider (also referred to as the Select Income Rider), Nationwide, Form No. 15997.

     (d)(15) Specimen form of Enhanced Surrender Value Rider, Interstate Insurance Compact Version, Form No. ICC15-15990.

     (d)(16) Specimen form of Enhanced Surrender Value Rider, Nationwide, Form No. 15990.

     (d)(17) Specimen form of Children's Term Life Insurance Rider, Interstate Insurance Compact Version, Form No. ICC16-16420.

     (d)(18) Specimen form of Children's Term Life Insurance Rider, Nationwide, Form No. 16420.

     (d)(19) Specimen form of Waiver of Specified Premium Rider, Nationwide, Form No. 14306.

     (d)(20) Form of Waiver of Monthly Deduction Rider, Interstate Insurance Compact Version, Form No. ICC14-14002.

     (e)(1) Specimen form of Individual Life Insurance Application Single Insured - Part A, Form No. ICC15-108087 rev0516.

     (e)(2) Specimen form of Life Insurance Application - Part B (Medical History), Form No. ICC15-108088 rev0516.

     (e)(3) Specimen Form of Variable Universal Life Insurance Supplemental Application, State Specific Version, Form No. AGLC107631-2017.

     (e)(4) Specimen Form of Variable Universal Life Insurance Supplemental Application, Interstate Insurance Compact Version, Form No. ICC17-107631.

     (e)(5)   Specimen form of Service Request Form, Form No. AGLC107952
              Rev0517.

     (e)(7)   Specimen form of Collateral Assignment, Form No. AGLC0205 Rev1016.

     (e)(11) Specimen form of New Business Reissue Supplemental Application for Individual Life Insurance, Form No. ICC16-108558.

     (e)(12) Specimen form of Reinstatement Application for Individual Life Insurance, Form No. ICC15-108250 rev0516.

     (e)(13) Specimen form of In-Force Change Application for Individual Life Insurance, Form No. ICC15-108251 Rev0516.

     (h)(3)(c) Specimen Form of Amendment No. 3 to Shareholder Services Agreement by and among American General Life Insurance Company, American Century Services, LLC and American Century Investment Services, Inc.

     (h)(18)(a) Specimen form of Administrative Services Agreement between American General Life Insurance Company and Invesco Advisers, Inc.

     (h)(18)(b) Specimen form of Account Services Agreement by and between American General Life Insurance Company and Invesco Distributors, Inc.

     (h)(18)(c) Specimen form of Second Amendment to the Account Services Agreement by and between American General Life Insurance Company and Invesco Distributors, Inc.

     (n)(1) Opinion and Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-2